UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962
Name of Registrant: Vanguard Variable Insurance Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2018
Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments (unaudited)

As of March 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (91.8%)
Finance (9.2%)
	Banking (2.6%)
	Ally Financial Inc.	4.625%	5/19/22	105	107
	Ally Financial Inc.	5.125%	9/30/24	480	491
	Ally Financial Inc.	4.625%	3/30/25	885	879
	Ally Financial Inc.	5.750%	11/20/25	1,665	1,715
	Ally Financial Inc.	8.000%	11/1/31	215	262
1	Banco Bilbao Vizcaya Argentaria SA	6.125%	2/16/66	2,400	2,325
1	BNP Paribas SA	6.750%	3/14/66	1,805	1,886
1	Credit Suisse AG	6.250%	12/31/50	4,080	4,182
1	ING Groep NV	6.875%	4/16/66	1,710	1,790
	Royal Bank of Scotland Group plc	6.125%	12/15/22	1,635	1,734
1	UBS Group AG	6.875%	3/22/66	3,700	3,866

	Finance Companies (4.1%)
1,2	AerCap Global Aviation Trust	6.500%	6/15/45	3,950	4,256
	Aircastle Ltd.	5.125%	3/15/21	30	31
	Aircastle Ltd.	5.500%	2/15/22	830	864
	Aircastle Ltd.	5.000%	4/1/23	715	737
	Aircastle Ltd.	4.125%	5/1/24	1,860	1,832
	CIT Group Inc.	5.000%	8/15/22	1,205	1,234
	Navient Corp.	6.625%	7/26/21	315	327
	Navient Corp.	7.250%	1/25/22	615	649
	Navient Corp.	6.500%	6/15/22	4,450	4,583
	Navient Corp.	5.500%	1/25/23	2,325	2,279
	Navient Corp.	7.250%	9/25/23	590	618
	Navient Corp.	6.750%	6/25/25	5,180	5,258
	Navient Corp.	5.625%	8/1/33	700	609
	Springleaf Finance Corp.	5.250%	12/15/19	210	215
	Springleaf Finance Corp.	6.000%	6/1/20	65	67
	Springleaf Finance Corp.	8.250%	12/15/20	2,300	2,516
	Springleaf Finance Corp.	7.750%	10/1/21	1,965	2,149
	Springleaf Finance Corp.	6.125%	5/15/22	385	393
	Springleaf Finance Corp.	8.250%	10/1/23	515	560
	Springleaf Finance Corp.	6.875%	3/15/25	715	718

	Insurance (1.8%)
	Genworth Holdings Inc.	7.700%	6/15/20	495	485
	Genworth Holdings Inc.	7.200%	2/15/21	830	797
	Genworth Holdings Inc.	7.625%	9/24/21	760	732
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,209
	Genworth Holdings Inc.	4.800%	2/15/24	520	424
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,942
	LifePoint Health Inc.	5.875%	12/1/23	1,635	1,647
	MGIC Investment Corp.	5.750%	8/15/23	725	757
	Radian Group Inc.	4.500%	10/1/24	2,145	2,099
1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,783

	Other Finance (0.5%)
	CNO Financial Group Inc.	4.500%	5/30/20	150	152

	CNO Financial Group Inc.	5.250%	5/30/25	1,865	1,879
	Nationstar Mortgage LLC / Nationstar Capital
	Corp.	6.500%	7/1/21	1,947	1,971

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	1,400	1,435
2	Starwood Property Trust Inc.	4.750%	3/15/25	40	39
					67,483
Industrial (81.0%)
	Basic Industry (6.5%)
	AK Steel Corp.	7.625%	10/1/21	355	364
	AK Steel Corp.	7.500%	7/15/23	2,395	2,533
	AK Steel Corp.	6.375%	10/15/25	300	284
	AK Steel Corp.	7.000%	3/15/27	2,420	2,365
2	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	2,288	2,408
	ArcelorMittal	6.125%	6/1/25	670	728
	Chemours Co.	6.625%	5/15/23	2,565	2,687
	Chemours Co.	7.000%	5/15/25	2,640	2,848
	Chemours Co.	5.375%	5/15/27	625	627
	Commercial Metals Co.	5.375%	7/15/27	565	556
2	Constellium NV	5.750%	5/15/24	1,085	1,066
2	Constellium NV	6.625%	3/1/25	2,485	2,519
2,3	Constellium NV	4.250%	2/15/26	120	149
2	Constellium NV	5.875%	2/15/26	260	259
2,3	CTC BondCo GmbH	5.250%	12/15/25	425	519
2	First Quantum Minerals Ltd.	7.000%	2/15/21	1,820	1,825
2	First Quantum Minerals Ltd.	7.250%	5/15/22	1,580	1,580
2	First Quantum Minerals Ltd.	6.500%	3/1/24	710	673
2	First Quantum Minerals Ltd.	6.875%	3/1/26	585	556
2	FMG Resources August 2006 Pty Ltd.	4.750%	5/15/22	635	630
2	FMG Resources August 2006 Pty Ltd.	5.125%	3/15/23	1,980	1,970
2	FMG Resources August 2006 Pty Ltd.	5.125%	5/15/24	610	604
2	New Gold Inc.	6.250%	11/15/22	1,149	1,173
2	New Gold Inc.	6.375%	5/15/25	910	930
2	Novelis Corp.	6.250%	8/15/24	1,580	1,619
2	Novelis Corp.	5.875%	9/30/26	2,335	2,300
	Olin Corp.	5.125%	9/15/27	1,685	1,658
	Olin Corp.	5.000%	2/1/30	325	311
	Steel Dynamics Inc.	5.125%	10/1/21	1,320	1,340
	Steel Dynamics Inc.	5.500%	10/1/24	1,275	1,320
	Steel Dynamics Inc.	4.125%	9/15/25	70	67
	Steel Dynamics Inc.	5.000%	12/15/26	270	269
	Teck Resources Ltd.	3.750%	2/1/23	295	283
2	Teck Resources Ltd.	8.500%	6/1/24	1,395	1,548
	Teck Resources Ltd.	6.125%	10/1/35	235	247
	Teck Resources Ltd.	6.000%	8/15/40	200	207
	Teck Resources Ltd.	6.250%	7/15/41	645	684
	Teck Resources Ltd.	5.200%	3/1/42	150	140
	Teck Resources Ltd.	5.400%	2/1/43	1,450	1,388
	United States Steel Corp.	7.375%	4/1/20	1,034	1,101
2	United States Steel Corp.	8.375%	7/1/21	2,100	2,257
	United States Steel Corp.	6.650%	6/1/37	460	445
2	Versum Materials Inc.	5.500%	9/30/24	640	662

	Capital Goods (8.8%)
	ARD Finance SA	7.125%	9/15/23	655	680

2	ARD Finance SA	7.125%	9/15/23	1,140	1,183
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	1,415	1,505
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	2,615	2,618
2,4	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	160	218
2	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,272
2	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,468
	Ball Corp.	4.875%	3/15/26	2,065	2,068
2	Beacon Escrow Corp.	4.875%	11/1/25	2,285	2,177
2	Berry Global Inc.	4.500%	2/15/26	1,420	1,345
2	Bombardier Inc.	7.750%	3/15/20	2,350	2,512
2	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	160	156
2	Cemex Finance LLC	6.000%	4/1/24	290	299
2	Cemex SAB de CV	6.125%	5/5/25	3,580	3,732
2	Cemex SAB de CV	7.750%	4/16/26	735	809
	Clean Harbors Inc.	5.250%	8/1/20	1,592	1,600
	Clean Harbors Inc.	5.125%	6/1/21	2,033	2,053
	CNH Industrial NV	4.500%	8/15/23	765	783
2	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	710	686
3	Crown European Holdings SA	2.875%	2/1/26	740	901
2,3	Crown European Holdings SA	2.875%	2/1/26	815	993
2	Flex Acquisition Co. Inc.	6.875%	1/15/25	3,770	3,732
2	Jeld-Wen Inc.	4.625%	12/15/25	345	331
2	Jeld-Wen Inc.	4.875%	12/15/27	350	330
2,3	Loxam SAS	4.250%	4/15/24	190	246
2,3	Loxam SAS	6.000%	4/15/25	185	245
2	OI European Group BV	4.000%	3/15/23	660	629
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	924
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	376
	PulteGroup Inc.	5.500%	3/1/26	1,245	1,279
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	955	964
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	1,490	1,503
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	460
2	Standard Industries Inc.	5.500%	2/15/23	295	305
2	Standard Industries Inc.	5.375%	11/15/24	1,385	1,402
2	Standard Industries Inc.	6.000%	10/15/25	4,295	4,413
2	Standard Industries Inc.	5.000%	2/15/27	495	480
2	Standard Industries Inc.	4.750%	1/15/28	1,025	961
	TransDigm Inc.	6.500%	7/15/24	1,600	1,640
	TransDigm Inc.	6.500%	5/15/25	2,635	2,661
	TransDigm Inc.	6.375%	6/15/26	1,250	1,263
	United Rentals North America Inc.	4.625%	7/15/23	840	854
	United Rentals North America Inc.	5.750%	11/15/24	600	625
	United Rentals North America Inc.	5.500%	7/15/25	1,025	1,051
	United Rentals North America Inc.	4.625%	10/15/25	1,665	1,619
	United Rentals North America Inc.	5.875%	9/15/26	1,215	1,261
	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,146
	United Rentals North America Inc.	4.875%	1/15/28	2,095	2,022
2	USG Corp.	5.500%	3/1/25	263	274
2	USG Corp.	4.875%	6/1/27	830	837

	Communication (19.9%)
2	Altice Financing SA	6.625%	2/15/23	1,365	1,351
2	Altice Luxembourg SA	7.625%	2/15/25	1,200	1,026
2	Altice US Finance I Corp.	5.500%	5/15/26	2,500	2,437
	Belo Corp.	7.750%	6/1/27	205	227
	Belo Corp.	7.250%	9/15/27	616	659
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	3/15/21	250	252
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	9/30/22	365	370
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	2/15/23	400	402
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	5/1/23	2,990	2,994
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	9/1/23	1,150	1,169
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	1/15/24	145	147
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.375%	5/1/25	2,141	2,104
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	2/15/26	1,450	1,443
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.500%	5/1/26	1,386	1,355
2	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.875%	5/1/27	445	443
2	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	5.125%	12/15/21	1,935	1,933
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.484%	10/23/45	1,191	1,315
5,6,7Crown Finance US Inc. Bank Loan		0.000%	2/7/25	240	240
5,6,7Crown Finance US Inc. Bank Loan		0.000%	2/7/25	145	145
5,6	Crown Finance US Inc. Bank Loan	4.377%	2/22/25	3,205	3,199
5,6,7Crown Finance US Inc. Bank Loan		0.000%	2/28/25	100	100
	CSC Holdings LLC	8.625%	2/15/19	1,345	1,402
	CSC Holdings LLC	6.750%	11/15/21	1,735	1,809
2	CSC Holdings LLC	5.500%	4/15/27	2,230	2,132
	DISH DBS Corp.	6.750%	6/1/21	3,805	3,834
	DISH DBS Corp.	5.875%	7/15/22	4,046	3,864
	DISH DBS Corp.	5.000%	3/15/23	1,384	1,244
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,149
	DISH DBS Corp.	7.750%	7/1/26	3,610	3,384
	Embarq Corp.	7.995%	6/1/36	720	678
	Gannett Co. Inc.	5.125%	7/15/20	1,995	2,022
2	Gannett Co. Inc.	4.875%	9/15/21	410	413
	Gannett Co. Inc.	6.375%	10/15/23	1,150	1,193
2	Gannett Co. Inc.	5.500%	9/15/24	320	326
2	Gray Television Inc.	5.125%	10/15/24	1,751	1,694
2	Gray Television Inc.	5.875%	7/15/26	820	797
	Lamar Media Corp.	5.750%	2/1/26	170	176
	Level 3 Financing Inc.	5.375%	8/15/22	2,515	2,515
	Level 3 Financing Inc.	5.625%	2/1/23	870	871
	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,103
	Liberty Interactive LLC	8.500%	7/15/29	1,465	1,582
	Liberty Interactive LLC	8.250%	2/1/30	3,945	4,241
	Netflix Inc.	5.500%	2/15/22	980	1,017
	Netflix Inc.	5.875%	2/15/25	2,245	2,352

	Netflix Inc.	4.375%	11/15/26	215	203
	Nokia Oyj	4.375%	6/12/27	1,165	1,098
2	Numericable Group SA	6.000%	5/15/22	1,575	1,538
2	Numericable-SFR SA	7.375%	5/1/26	1,150	1,097
	Quebecor Media Inc.	5.750%	1/15/23	2,635	2,707
	Qwest Corp.	6.875%	9/15/33	481	455
	SBA Communications Corp.	4.875%	7/15/22	1,180	1,187
2	SFR Group SA	6.250%	5/15/24	550	518
2	Sinclair Television Group Inc.	5.625%	8/1/24	200	198
2	Sinclair Television Group Inc.	5.875%	3/15/26	2,740	2,706
2	Sinclair Television Group Inc.	5.125%	2/15/27	1,975	1,842
5,6,7Sinclair Television Group Inc. Bank Loan		0.000%	12/12/24	1,470	1,476
5,6,7Sinclair Television Group Inc. Bank Loan		0.000%	12/12/24	150	151
5,6,7Sinclair Television Group Inc. Bank Loan		0.000%	12/12/24	150	151
2	Sirius XM Radio Inc.	4.625%	5/15/23	390	383
2	Sirius XM Radio Inc.	6.000%	7/15/24	1,093	1,124
	Sprint Capital Corp.	6.875%	11/15/28	4,575	4,272
	Sprint Capital Corp.	8.750%	3/15/32	1,005	1,050
2	Sprint Communications Inc.	7.000%	3/1/20	2,285	2,399
	Sprint Communications Inc.	6.000%	11/15/22	325	319
	Sprint Corp.	7.875%	9/15/23	9,159	9,354
	Sprint Corp.	7.125%	6/15/24	2,101	2,048
	Sprint Corp.	7.625%	2/15/25	1,625	1,599
	T-Mobile USA Inc.	5.375%	4/15/27	3,155	3,183
	Telecom Italia Capital SA	6.375%	11/15/33	381	415
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	1,054
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,570
2	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,600	3,423
	Time Warner Cable LLC	5.875%	11/15/40	60	62
	Time Warner Cable LLC	5.500%	9/1/41	1,523	1,504
	Tribune Media Co.	5.875%	7/15/22	1,945	1,964
2	Univision Communications Inc.	5.125%	5/15/23	550	524
2	Univision Communications Inc.	5.125%	2/15/25	6,040	5,617
2	UPCB Finance IV Ltd.	5.375%	1/15/25	800	772
1	Viacom Inc.	5.875%	2/28/57	1,933	1,935
1	Viacom Inc.	6.250%	2/28/57	944	958
	Videotron Ltd.	5.000%	7/15/22	3,763	3,819
2	Videotron Ltd.	5.375%	6/15/24	260	268
2	Virgin Media Finance plc	6.000%	10/15/24	550	544
2	Virgin Media Secured Finance plc	5.500%	1/15/25	610	602
2	Virgin Media Secured Finance plc	5.250%	1/15/26	2,302	2,207
2	Virgin Media Secured Finance plc	5.500%	8/15/26	355	345
2	VTR Finance BV	6.875%	1/15/24	2,720	2,829
2	WMG Acquisition Corp.	5.000%	8/1/23	740	744
2	WMG Acquisition Corp.	4.875%	11/1/24	1,105	1,097
2	WMG Acquisition Corp.	5.500%	4/15/26	2,461	2,467
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,398
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	1,674	1,728
2	Zayo Group LLC / Zayo Capital Inc.	5.750%	1/15/27	445	434

	Consumer Cyclical (9.4%)
2	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	1,755	1,672
2	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	2,795	2,666
2	Adient Global Holdings Ltd.	4.875%	8/15/26	4,475	4,223
2	APX Group Inc.	8.875%	12/1/22	4,155	4,389
5,6	Bass Pro Group, LLC Bank Loan	6.877%	12/15/23	1,925	1,906

2	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	775	767
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	835	848
2	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	4,686	4,493
	Dana Holding Corp.	5.500%	12/15/24	1,055	1,068
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	105	105
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,735
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,810	1,839
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	1,614	1,570
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,278	3,139
	Group 1 Automotive Inc.	5.000%	6/1/22	1,335	1,345
2	Group 1 Automotive Inc.	5.250%	12/15/23	1,055	1,055
2	GW Honos Security Corp.	8.750%	5/15/25	1,385	1,451
2	Hanesbrands Inc.	4.625%	5/15/24	730	715
2	Hanesbrands Inc.	4.875%	5/15/26	735	713
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,715
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	3,025	3,021
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	1,870	1,847
	KB Home	4.750%	5/15/19	830	836
	KB Home	7.000%	12/15/21	230	247
	KB Home	7.500%	9/15/22	215	236
	KB Home	7.625%	5/15/23	1,300	1,423
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	815	811
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	872	869
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	935	899
	L Brands Inc.	6.625%	4/1/21	1,430	1,519
5,6	La Quinta Intermediate Holdings LLC Bank
	Loan	4.470%	4/14/21	1,637	1,639
	Lennar Corp.	4.125%	1/15/22	1,015	1,000
	Lennar Corp.	4.875%	12/15/23	625	627
	Lennar Corp.	4.500%	4/30/24	2,075	2,033
2	Lennar Corp.	5.875%	11/15/24	140	146
2	Lennar Corp.	5.250%	6/1/26	270	267
2	Lennar Corp.	5.000%	6/15/27	1,245	1,211
2	Lennar Corp.	4.750%	11/29/27	1,285	1,232
	Meritage Homes Corp.	5.125%	6/6/27	505	477
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,820	1,411
	Penske Automotive Group Inc.	5.375%	12/1/24	1,113	1,116
	PulteGroup Inc.	5.000%	1/15/27	130	126
	Service Corp. International	8.000%	11/15/21	1,225	1,389
	Service Corp. International	5.375%	1/15/22	905	922
	Service Corp. International	4.625%	12/15/27	205	198
2	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	450	456
2	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	450	455
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	292
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	1,913
	William Lyon Homes Inc.	7.000%	8/15/22	450	460
	William Lyon Homes Inc.	5.875%	1/31/25	1,415	1,374

	Consumer Noncyclical (12.4%)
	Aramark Services Inc.	5.125%	1/15/24	975	994
2	Aramark Services Inc.	5.000%	4/1/25	1,400	1,407
	Aramark Services Inc.	4.750%	6/1/26	580	561
2	Aramark Services Inc.	5.000%	2/1/28	1,465	1,432
2	Catalent Pharma Solutions Inc.	4.875%	1/15/26	435	427
2	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	2,000	1,975
2	Charles River Laboratories International Inc.	5.500%	4/1/26	310	315
	CHS/Community Health Systems Inc.	7.125%	7/15/20	1,060	861
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	487
	CHS/Community Health Systems Inc.	6.875%	2/1/22	4,555	2,631
	CHS/Community Health Systems Inc.	6.250%	3/31/23	3,450	3,178
2	Coty Inc.	6.500%	4/15/26	740	740
2,5	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	2,845	2,056
2	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	2,985	2,254
2	Envision Healthcare Corp.	5.125%	7/1/22	2,806	2,792
	Envision Healthcare Corp.	5.625%	7/15/22	2,645	2,658
	HCA Holdings Inc.	6.250%	2/15/21	1,020	1,071
	HCA Inc.	6.500%	2/15/20	3,875	4,064
	HCA Inc.	5.875%	3/15/22	1,850	1,947
	HCA Inc.	4.750%	5/1/23	2,100	2,121
	HCA Inc.	5.375%	2/1/25	805	807
	HCA Inc.	5.250%	4/15/25	1,500	1,528
	HCA Inc.	7.690%	6/15/25	130	143
	HCA Inc.	5.875%	2/15/26	1,900	1,933
	HCA Inc.	5.250%	6/15/26	975	987
2	Hologic Inc.	4.625%	2/1/28	570	547
2	inVentiv Group Holdings Inc./inVentiv Health
	Inc./inVentiv Health Clinical Inc.	7.500%	10/1/24	477	507
2	Kinetic Concepts Inc. / KCI USA Inc.	7.875%	2/15/21	1,570	1,621
2	Lamb Weston Holdings Inc.	4.625%	11/1/24	1,040	1,037
2	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,040	1,030
5,6	Lands' End, Inc. Bank Loan	5.127%	3/12/21	2,896	2,749
	LifePoint Health Inc.	5.375%	5/1/24	1,463	1,426
2	MEDNAX Inc.	5.250%	12/1/23	580	584
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,642
2	Polaris Intermediate Corp.	8.500%	12/1/22	2,565	2,613
2	Post Holdings Inc.	5.500%	3/1/25	795	783
2	Post Holdings Inc.	5.000%	8/15/26	4,100	3,895
2	Post Holdings Inc.	5.750%	3/1/27	970	958
2	Post Holdings Inc.	5.625%	1/15/28	1,920	1,824
2	Quintiles IMS Inc.	5.000%	10/15/26	1,330	1,325
2	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	750	766
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	442
	Revlon Consumer Products Corp.	6.250%	8/1/24	2,130	1,315
5,6	Revlon Consumer Products Corp. Bank Loan	5.377%	9/7/23	176	139
5,6	Revlon Consumer Products Corp. Bank Loan	5.377%	9/7/23	597	471
5,6	Revlon Consumer Products Corp. Bank Loan	5.377%	9/7/23	6	5
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,915	1,929
2	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	725	729
	Tenet Healthcare Corp.	5.500%	3/1/19	315	318
	Tenet Healthcare Corp.	4.750%	6/1/20	835	841
	Tenet Healthcare Corp.	4.500%	4/1/21	932	924
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,476
2	Tenet Healthcare Corp.	4.625%	7/15/24	279	268

	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	2,065	1,963
2	TreeHouse Foods Inc.	6.000%	2/15/24	1,565	1,575
2	Valeant Pharmaceuticals International Inc.	5.375%	3/15/20	2,445	2,457
2	Valeant Pharmaceuticals International Inc.	6.500%	3/15/22	620	640
2	Valeant Pharmaceuticals International Inc.	7.000%	3/15/24	1,390	1,446
2	Valeant Pharmaceuticals International Inc.	5.500%	11/1/25	945	919
2	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	735	731
2	VRX Escrow Corp.	6.125%	4/15/25	4,350	3,741
2	West Street Merger Sub Inc.	6.375%	9/1/25	4,050	3,868

	Energy (14.0%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	1,395	1,385
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	1,395	1,364
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	620	598
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	1,745	1,669
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	6.375%	5/1/24	1,280	1,362
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.250%	1/15/25	1,510	1,535
	Antero Resources Corp.	5.125%	12/1/22	1,445	1,456
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,233	1,224
2	Chesapeake Energy Corp.	8.000%	6/15/27	3,125	2,984
	Continental Resources Inc.	5.000%	9/15/22	3,354	3,404
	Continental Resources Inc.	4.500%	4/15/23	2,280	2,306
	Continental Resources Inc.	3.800%	6/1/24	505	486
2	Continental Resources Inc.	4.375%	1/15/28	2,250	2,188
	Continental Resources Inc.	4.900%	6/1/44	706	674
2	DCP Midstream LLC	9.750%	3/15/19	450	474
2	DCP Midstream LLC	5.350%	3/15/20	335	344
	DCP Midstream Operating LP	2.700%	4/1/19	600	592
2	DCP Midstream Operating LP	4.750%	9/30/21	597	600
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,450
	DCP Midstream Operating LP	3.875%	3/15/23	801	769
	DCP Midstream Operating LP	5.600%	4/1/44	875	884
2,3	Diamond BC BV	5.625%	8/15/25	3,020	3,563
	Diamondback Energy Inc.	4.750%	11/1/24	175	173
	Diamondback Energy Inc.	5.375%	5/31/25	1,430	1,448
	Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,648
	Energy Transfer Equity LP	4.250%	3/15/23	2,430	2,363
	Energy Transfer Equity LP	5.875%	1/15/24	1,656	1,710
	Energy Transfer Equity LP	5.500%	6/1/27	3,592	3,601
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,560	2,451
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	474	450
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	769	703
	Kinder Morgan Inc.	7.750%	1/15/32	740	945
	Laredo Petroleum Inc.	5.625%	1/15/22	2,107	2,086
	Laredo Petroleum Inc.	6.250%	3/15/23	2,158	2,158
	Matador Resources Co.	6.875%	4/15/23	3,090	3,214
2	MEG Energy Corp.	6.375%	1/30/23	850	712
2	MEG Energy Corp.	7.000%	3/31/24	1,439	1,187
2	MEG Energy Corp.	6.500%	1/15/25	2,850	2,764
	Newfield Exploration Co.	5.625%	7/1/24	600	633
2	NGPL PipeCo LLC	4.375%	8/15/22	400	398

2	NGPL PipeCo LLC	4.875%	8/15/27	475	469
2	Noble Holding International Ltd.	7.875%	2/1/26	460	453
2	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,344	1,339
2	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	190	188
	QEP Resources Inc.	6.800%	3/1/20	220	230
	QEP Resources Inc.	6.875%	3/1/21	913	956
	QEP Resources Inc.	5.375%	10/1/22	1,270	1,272
	QEP Resources Inc.	5.250%	5/1/23	1,262	1,208
2	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,364
2	Rockies Express Pipeline LLC	6.875%	4/15/40	420	485
	RSP Permian Inc.	5.250%	1/15/25	900	930
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,255	1,370
	SESI LLC	7.125%	12/15/21	990	1,007
2	SESI LLC	7.750%	9/15/24	1,045	1,082
	SM Energy Co.	6.500%	11/15/21	100	101
	SM Energy Co.	6.125%	11/15/22	935	935
	SM Energy Co.	6.500%	1/1/23	75	74
	SM Energy Co.	5.000%	1/15/24	1,994	1,854
	SM Energy Co.	5.625%	6/1/25	1,651	1,564
	SM Energy Co.	6.750%	9/15/26	720	713
2	Southern Star Central Corp.	5.125%	7/15/22	480	487
	Southwestern Energy Co.	6.700%	1/23/25	917	889
	Southwestern Energy Co.	7.750%	10/1/27	591	601
2	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	780	753
2	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	490	477
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	1,680	1,684
2	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	1,915	1,800
	Weatherford International Ltd.	7.000%	3/15/38	517	376
	Weatherford International Ltd.	6.750%	9/15/40	1,918	1,371
	Weatherford International Ltd.	5.950%	4/15/42	1,970	1,340
2	Whiting Petroleum Corp.	6.625%	1/15/26	2,956	2,974
	Williams Cos. Inc.	7.875%	9/1/21	510	571
	Williams Cos. Inc.	3.700%	1/15/23	1,550	1,503
	Williams Cos. Inc.	4.550%	6/24/24	1,006	1,010
	Williams Cos. Inc.	5.750%	6/24/44	1,200	1,267
	WPX Energy Inc.	6.000%	1/15/22	2,706	2,780
	WPX Energy Inc.	5.250%	9/15/24	3,734	3,678

	Other Industrial (0.7%)
2	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	3,222	3,363
5,6	HD Supply Waterworks Ltd. Bank Loan	5.006%	8/1/24	126	126
5,6	HD Supply Waterworks Ltd. Bank Loan	5.211%	8/1/24	144	144
2	KAR Auction Services Inc.	5.125%	6/1/25	1,295	1,288

	Technology (8.3%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,423
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,572	2,649
2	Camelot Finance SA	7.875%	10/15/24	2,651	2,764
2	CDK Global Inc.	4.875%	6/1/27	585	563
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	985	997
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	485	506
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	760	756
	Equinix Inc.	5.375%	4/1/23	680	694
	Equinix Inc.	5.875%	1/15/26	370	386
3	Equinix Inc.	2.875%	2/1/26	3,115	3,642

	Equinix Inc.	5.375%	5/15/27	1,350	1,370
2	First Data Corp.	5.375%	8/15/23	2,265	2,302
2	First Data Corp.	7.000%	12/1/23	5,565	5,843
2	First Data Corp.	5.000%	1/15/24	1,500	1,500
2	First Data Corp.	5.750%	1/15/24	3,901	3,930
5,6	First Data Corp. Bank Loan	4.121%	7/8/22	590	591
	Infor US Inc.	6.500%	5/15/22	3,060	3,114
	Iron Mountain Inc.	5.750%	8/15/24	1,032	1,000
2	Iron Mountain Inc.	4.875%	9/15/27	1,245	1,155
2	MSCI Inc.	5.250%	11/15/24	395	404
2	MSCI Inc.	5.750%	8/15/25	1,560	1,630
2	MSCI Inc.	4.750%	8/1/26	510	504
	NCR Corp.	4.625%	2/15/21	2,375	2,369
	NCR Corp.	5.875%	12/15/21	145	148
	NCR Corp.	5.000%	7/15/22	600	598
	NCR Corp.	6.375%	12/15/23	455	472
	Nokia Oyj	6.625%	5/15/39	3,550	3,759
2	Open Text Corp.	5.625%	1/15/23	1,070	1,107
2	Open Text Corp.	5.875%	6/1/26	1,345	1,382
	Pitney Bowes Inc.	4.700%	4/1/23	2,060	1,935
2	Sensata Technologies BV	5.625%	11/1/24	575	598
2	Sensata Technologies BV	5.000%	10/1/25	1,625	1,601
2	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,598
	SS&C Technologies Holdings Inc.	5.875%	7/15/23	890	937
5,6,7SS&C Technologies Holdings Inc. Bank Loan		0.000%	2/28/25	1,857	1,866
5,6,7SS&C Technologies Holdings Inc. Bank Loan		0.000%	2/28/25	663	666
2	Symantec Corp.	5.000%	4/15/25	2,065	2,078
2,4	Vantiv LLC / Vanity Issuer Corp.	3.875%	11/15/25	990	1,367
2	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	440	425

	Transportation (1.0%)
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	1,876	1,876
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	2,328	2,317
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	715	722
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.250%	3/15/25	980	938
	Hertz Corp.	5.875%	10/15/20	718	712
2	Hertz Corp.	5.500%	10/15/24	739	626
					591,627
Utilities (1.6%)
	Electric (1.6%)
	AES Corp.	4.500%	3/15/23	1,385	1,411
	AES Corp.	4.875%	5/15/23	600	609
	AES Corp.	5.500%	4/15/25	150	155
	AES Corp.	5.125%	9/1/27	2,115	2,147
	AES Corp.	6.000%	5/15/26	30	32
2	NextEra Energy Operating Partners LP	4.250%	9/15/24	645	627
2	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	661
	NRG Energy Inc.	6.250%	7/15/22	1,544	1,586
	NRG Energy Inc.	6.250%	5/1/24	2,456	2,530
	NRG Energy Inc.	7.250%	5/15/26	1,425	1,507
					11,265
Total Corporate Bonds (Cost $675,951)					670,375

	Sovereign Bonds (0.2%)
2	DAE Funding LLC	4.500%	8/1/22	825	780
2	DAE Funding LLC	5.000%	8/1/24	850	804
	Total Sovereign Bonds (Cost $1,675)				1,584

				Shares
	Common Stocks (0.2%)
	Utilities (0.2%)
	*,8 Homer City Generation LP			62,633	1,287
	Total Common Stocks (Cost $1,287)				1,287

				Face
			Maturity	Amount
		Coupon	Date	($000)
	Temporary Cash Investment (6.9%)
	Repurchase Agreement (6.9%)
	Bank of America Securities, LLC
	(Dated 3/29/18, Repurchase Value
	$50,910,000, collateralized by Government
	National Mortgage Assn., 3.500%-4.000%,
	2/20/43-8/20/44, with a value of
	$51,918,000) (Cost $50,900)	1.800%	4/2/18	50,900	50,900
	Total Investments (99.1%) (Cost $729,813)				724,146
	Other Asset and Liabilities-Net (0.9%)9				6,422
	Net Assets (100%)				730,568

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $274,559,000, representing 37.6% of net assets.
3 Face amount denominated in euro.
4 Face amount denominated in British pounds.
5 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
6 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31,
2018, the aggregate value of these securities was $15,764,000, representing 2.2% of net assets.
7 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2018.
8 Security value determined using significant unobservable inputs.
9 Cash of $1,065,000 has been segregated as initial margin for open cleared swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	4/30/18	USD	10,800	EUR	8,733	32
Barclays Bank plc	4/30/18	USD	1,579	GBP	1,114	14
						46

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S30-V1	6/20/23	USD 21,000	5.000	1,279	(21)

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	670,375	—
Sovereign Bonds	—	1,584	—
Common Stocks	—	—	1,287
Temporary Cash Investments	—	50,900	—
Forward Currency Contracts—Assets	—	46	—
Swap Contracts—Assets[1]	85	—	—
Swap Contracts—Liabilities[1]	(38)	—	—
Total	47	722,905	1,287
1 Represents variation margin on the last day of the reporting period.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The portfolio invests in centrally cleared credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. At March 31, 2018, the cost of investment securities for tax purposes was $729,813,000. Net unrealized depreciation of investment securities for tax purposes was $5,667,000, consisting of unrealized gains of $10,992,000 on securities that had risen in value since their purchase and $16,659,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (35.8%)
2	Federal Home Loan Bank Discount Notes	1.674%	4/25/18	3,092	3,089
2	Federal Home Loan Bank Discount Notes	1.804%	4/27/18	1,986	1,983
2	Federal Home Loan Bank Discount Notes	1.675%–1.804%	5/2/18	4,700	4,693
2	Federal Home Loan Bank Discount Notes	1.804%	5/3/18	1,814	1,811
2	Federal Home Loan Bank Discount Notes	1.804%	5/4/18	4,600	4,592
	United States Treasury Bill	1.559%	4/12/18	7,080	7,077
	United States Treasury Bill	1.444%	4/19/18	36,994	36,967
	United States Treasury Bill	1.385%–1.576%	5/17/18	29,579	29,522
	United States Treasury Bill	1.425%–1.43%	5/24/18	25,193	25,141
	United States Treasury Bill	1.445%–1.652%	5/31/18	40,000	39,901
	United States Treasury Bill	1.461%–1.667%	6/7/18	30,000	29,911
	United States Treasury Bill	1.471%–1.677%	6/14/18	34,759	34,644
	United States Treasury Bill	1.788%	6/21/18	20,000	19,920
	United States Treasury Bill	1.542%–1.768%	6/28/18	35,000	34,858
	United States Treasury Bill	1.588%	7/5/18	11,159	11,113
	United States Treasury Bill	1.588%	7/12/18	20,000	19,911
	United States Treasury Bill	1.613%	7/19/18	10,000	9,952
	United States Treasury Bill	1.628%	7/26/18	20,000	19,896
	United States Treasury Bill	1.638%	8/2/18	10,000	9,944
	United States Treasury Bill	1.837%	8/23/18	1,884	1,870
3	United States Treasury Floating Rate Note	1.938%	10/31/18	15,000	15,000
Total U.S. Government and Agency Obligations (Cost $361,795)					361,795
Commercial Paper (33.6%)
Bank Holding Company (0.8%)
4	ABN Amro Funding USA LLC	1.588%–1.589%	4/5/18	1,750	1,749
4	ABN Amro Funding USA LLC	1.973%	6/12/18	2,250	2,241
4	ABN Amro Funding USA LLC	2.044%	6/21/18	2,000	1,991
4	ABN Amro Funding USA LLC	2.267%	7/10/18	1,000	994
4	ABN Amro Funding USA LLC	2.389%	7/25/18	700	695
	Bank of New York Mellon	2.419%	9/25/18	500	494
					8,164
Finance—Auto (0.5%)
	Toyota Motor Credit Corp.	2.084%	6/25/18	1,000	995
	Toyota Motor Credit Corp.	2.084%	6/26/18	2,000	1,990
	Toyota Motor Credit Corp.	2.084%	6/27/18	2,000	1,990
					4,975
Finance—Other (0.2%)
	GE Capital Treasury Services US LLC	1.400%	4/3/18	1,000	1,000
	GE Capital Treasury Services US LLC	1.430%	4/9/18	500	500
	GE Capital Treasury Services US LLC	1.471%	4/19/18	250	250
					1,750
Foreign Banks (21.6%)
4	Australia & New Zealand Banking Group Ltd.	1.490%	4/12/18	4,000	3,998
4	Australia & New Zealand Banking Group Ltd.	1.997%	5/30/18	3,000	3,000
4,5 Australia & New Zealand Banking Group Ltd.		1.991%	6/21/18	1,500	1,500
4,5 Australia & New Zealand Banking Group Ltd.		1.830%	8/2/18	1,000	1,000
4,5 Australia & New Zealand Banking Group Ltd.		1.871%	8/8/18	1,000	1,000

Vanguard Money Market Portfolio

4,5 Australia & New Zealand Banking Group Ltd.		1.878%	8/9/18	1,000	1,000
4,5 Australia & New Zealand Banking Group Ltd.		1.935%	8/14/18	1,500	1,500
4	Australia & New Zealand Banking Group Ltd.	2.010%	9/7/18	3,000	3,000
4	Australia & New Zealand Banking Group Ltd.	2.010%	9/10/18	3,000	3,000
4,5 Australia & New Zealand Banking Group Ltd.		2.040%	9/24/18	1,500	1,500
4	Australia & New Zealand Banking Group Ltd.	2.275%	9/27/18	2,000	2,000
4,5 Australia & New Zealand Banking Group Ltd.		2.077%	11/29/18	3,500	3,500
4,5 Bank of Nova Scotia		1.900%	4/13/18	6,000	6,000
4,5 Bank of Nova Scotia		1.958%	6/18/18	5,000	5,000
4	Bank of Nova Scotia	2.274%	6/21/18	2,000	1,990
4	Bank of Nova Scotia	2.271%	9/19/18	2,000	2,000
4,5 Canadian Imperial Bank of Commerce		2.022%	4/26/18	4,000	4,000
4,5 Canadian Imperial Bank of Commerce		1.861%	5/8/18	2,000	2,000
4,5 Commonwealth Bank of Australia		1.940%	5/11/18	3,000	3,000
4,5 Commonwealth Bank of Australia		2.008%	5/17/18	2,000	2,000
4,5 Commonwealth Bank of Australia		2.008%	5/18/18	1,000	1,000
4,5 Commonwealth Bank of Australia		1.846%	6/4/18	1,000	1,000
4,5 Commonwealth Bank of Australia		1.937%	6/15/18	1,000	1,000
4,5 Commonwealth Bank of Australia		2.021%	7/23/18	2,000	2,000
4,5 Commonwealth Bank of Australia		2.067%	8/30/18	3,000	3,000
4,5 Commonwealth Bank of Australia		2.062%	9/24/18	1,000	1,000
4,5 Commonwealth Bank of Australia		1.952%	2/7/19	2,250	2,250
4,5 Commonwealth Bank of Australia		1.961%	2/8/19	2,500	2,500
4	Commonwealth Bank of Australia	2.202%	2/25/19	3,000	3,000
	Credit Suisse AG (New York Branch)	2.354%	6/29/18	5,000	4,971
	Credit Suisse AG (New York Branch)	2.365%	7/2/18	5,000	4,970
4	Danske Corp.	1.588%	4/3/18	500	500
4	Danske Corp.	1.588%	4/4/18	2,500	2,500
4	Danske Corp.	1.589%	4/5/18	3,000	2,999
4	Danske Corp.	1.589%	4/6/18	3,000	2,999
4	Danske Corp.	1.709%	4/10/18	2,000	1,999
4	Danske Corp.	1.710%	4/11/18	2,750	2,749
4	Danske Corp.	1.710%	4/12/18	2,500	2,499
4	DNB Bank ASA	1.456%	4/2/18	5,000	5,000
4,5 HSBC Bank plc		2.102%	4/24/18	1,000	1,000
4,5 HSBC Bank plc		2.102%	4/25/18	500	500
4,5 HSBC Bank plc		2.072%	10/24/18	1,000	1,000
4,5 HSBC Bank plc		2.072%	10/25/18	750	750
4,5 HSBC Bank plc		1.886%	11/5/18	250	250
4,5 HSBC Bank plc		2.091%	11/26/18	1,400	1,400
4,5 HSBC Bank plc		2.131%	1/25/19	3,250	3,250
4,5 HSBC Bank plc		1.924%	2/1/19	4,000	4,000
4,5 HSBC Bank plc		2.010%	2/12/19	1,000	1,000
4,5 HSBC Bank plc		2.221%	2/26/19	2,000	2,000
	Lloyds Bank plc	2.085%	6/25/18	5,000	4,976
4,5 National Australia Bank Ltd.		1.826%	5/4/18	2,000	2,000
4,5 National Australia Bank Ltd.		2.027%	5/30/18	1,000	1,000
4,5 National Australia Bank Ltd.		2.027%	5/31/18	1,750	1,750
4,5 National Australia Bank Ltd.		1.880%	6/12/18	5,000	5,000
4,5 National Australia Bank Ltd.		2.027%	7/30/18	5,000	5,000
4	National Australia Bank Ltd.	2.005%	8/3/18	5,000	4,966
4,5 National Australia Bank Ltd.		2.008%	9/19/18	2,000	2,000
4	National Australia Bank Ltd.	2.157%	11/30/18	8,000	8,000
4	Nordea Bank AB	1.476%	4/16/18	3,650	3,648
4	Nordea Bank AB	1.809%	6/20/18	3,000	2,988
	Royal Bank of Canada	2.193%	6/14/18	1,000	995
4	Skandinaviska Enskilda Banken AB	2.219%	7/17/18	3,850	3,825
4	Skandinaviska Enskilda Banken AB	2.099%–2.238%	7/18/18	2,445	2,430

Vanguard Money Market Portfolio

4	Skandinaviska Enskilda Banken AB	2.272%	8/6/18	1,200	1,190
4	Svenska Handelsbanken AB	2.176%	7/5/18	1,500	1,491
4	Svenska Handelsbanken AB	2.239%	7/23/18	1,930	1,916
	Swedbank AB	1.583%	5/4/18	5,000	4,993
	Swedbank AB	1.713%	5/10/18	630	629
	Swedbank AB	1.593%	5/16/18	5,000	4,990
	Swedbank AB	2.194%	8/20/18	1,000	991
	Swedbank AB	2.194%	8/21/18	1,000	991
	Swedbank AB	2.225%	8/27/18	2,000	1,982
4,5 Toronto Dominion Bank		1.846%	6/5/18	5,000	5,000
4,5 Toronto Dominion Bank		1.965%	11/14/18	2,000	2,000
4,5 Toronto Dominion Bank		1.916%	12/5/18	4,000	4,000
4,5 Toronto Dominion Bank		1.981%	2/8/19	3,000	3,000
4,5 Westpac Banking Corp.		2.051%	5/25/18	3,000	3,000
4	Westpac Banking Corp.	1.674%	6/1/18	4,000	3,989
4	Westpac Banking Corp.	1.930%	8/13/18	4,000	4,000
4,5 Westpac Banking Corp.		2.067%	8/31/18	2,000	2,000
4	Westpac Banking Corp.	1.955%	9/14/18	5,000	5,000
4,5 Westpac Banking Corp.		2.012%	9/20/18	3,000	3,000
4,5 Westpac Banking Corp.		1.960%	12/10/18	1,000	1,000
					218,814
Foreign Governments (5.4%)
4	Province of Alberta	2.111%	6/6/18	5,000	4,981
4	CDP Financial Inc.	1.471%–1.501%	4/3/18	1,250	1,250
4	CDP Financial Inc.	1.512%–1.532%	4/20/18	500	500
4	CDP Financial Inc.	1.542%	4/30/18	250	250
4	CDP Financial Inc.	1.562%	5/11/18	250	249
4	CDP Financial Inc.	1.653%	5/31/18	500	499
4	CDP Financial Inc.	1.674%–1.714%	6/6/18	750	748
4	CDP Financial Inc.	1.817%	6/18/18	1,000	996
4	CDP Financial Inc.	1.878%	7/13/18	500	497
4	CDP Financial Inc.	1.878%	7/16/18	750	746
4	CDP Financial Inc.	2.150%–2.18%	8/1/18	5,250	5,212
4	CDP Financial Inc.	2.489%	9/14/18	500	494
	Export Development Canada	1.759%	5/3/18	650	649
	Export Development Canada	2.079%	8/1/18	2,000	1,986
	Export Development Canada	2.079%	8/2/18	2,000	1,986
6	Ontario Teachers' Finance Trust	1.432%–1.451%	4/10/18	750	750
6	Ontario Teachers' Finance Trust	1.771%	5/1/18	500	499
6	Ontario Teachers' Finance Trust	1.651%	5/3/18	2,100	2,097
6	Ontario Teachers' Finance Trust	1.504%	5/9/18	250	250
6	Ontario Teachers' Finance Trust	1.717%	7/5/18	500	498
6	Ontario Teachers' Finance Trust	1.717%–1.899%	7/6/18	5,750	5,723
6	Ontario Teachers' Finance Trust	1.760%	8/2/18	250	248
6	Ontario Teachers' Finance Trust	2.005%	8/24/18	6,000	5,952
6	Ontario Teachers' Finance Trust	2.258%	9/18/18	250	247
6	Ontario Teachers' Finance Trust	2.331%	10/4/18	5,000	4,940
6	Ontario Teachers' Finance Trust	2.515%	10/9/18	5,000	4,934
6	Ontario Teachers' Finance Trust	2.517%	10/29/18	4,750	4,681
5,6 PSP Capital Inc.		1.902%	4/20/18	1,000	1,000
5,6 PSP Capital Inc.		2.051%	10/26/18	1,500	1,500
					54,362
Foreign Industrial (4.5%)
4	Nestle Capital Corp.	1.694%	6/11/18	750	748
4	Nestle Capital Corp.	1.694%	6/12/18	750	747
4	Nestle Capital Corp.	1.694%	6/13/18	750	747
4	Nestle Capital Corp.	1.694%	6/14/18	2,000	1,993

Vanguard Money Market Portfolio

4 Nestle Capital Corp.	1.694%	6/15/18	2,000	1,993
4 Nestle Capital Corp.	1.980%	8/9/18	2,000	1,986
4 Nestle Capital Corp.	1.979%	8/10/18	2,000	1,986
4 Nestle Capital Corp.	1.980%	8/13/18	3,000	2,978
4 Nestle Capital Corp.	2.245%	9/5/18	1,750	1,733
4 Sanofi	1.891%	6/5/18	5,000	4,983
4 Sanofi	1.881%	6/8/18	1,750	1,744
4 Total Capital Canada Ltd.	1.731%	4/4/18	17,476	17,474
4 Total Capital Canada Ltd.	1.969%	8/8/18	5,000	4,965
Toyota Credit Canada Inc.	2.266%	7/6/18	1,000	994
				45,071
Industrial (0.6%)
4 The Coca-Cola Co.	1.644%	6/6/18	500	498
4 The Coca-Cola Co.	1.644%	6/7/18	1,750	1,745
4 The Coca-Cola Co.	1.644%	6/8/18	750	748
4 The Coca-Cola Co.	1.644%	6/11/18	1,750	1,744
4 The Coca-Cola Co.	1.644%	6/12/18	1,250	1,246
				5,981
Total Commercial Paper (Cost $339,117)				339,117
Certificates of Deposit (29.0%)
Domestic Banks (8.9%)
Citibank NA	1.810%	6/18/18	2,500	2,500
Citibank NA	1.860%	7/9/18	3,000	3,000
Citibank NA	1.860%	7/10/18	2,000	2,000
5 Citibank NA	1.968%	7/18/18	5,000	5,000
5 Citibank NA	1.850%	8/2/18	5,500	5,500
Citibank NA	2.147%	8/29/18	5,000	5,000
Citibank NA	2.147%	8/30/18	2,000	2,000
5 HSBC Bank USA NA	1.996%	4/3/18	1,000	1,000
5 HSBC Bank USA NA	2.088%	4/19/18	500	500
5 HSBC Bank USA NA	1.926%	5/3/18	2,500	2,500
5 HSBC Bank USA NA	1.876%	6/5/18	1,500	1,500
5 HSBC Bank USA NA	1.986%	8/16/18	500	500
5 HSBC Bank USA NA	2.041%	8/21/18	1,000	1,000
5 HSBC Bank USA NA	1.864%	8/31/18	2,500	2,500
5 HSBC Bank USA NA	1.860%	10/2/18	1,500	1,500
5 HSBC Bank USA NA	1.870%	11/2/18	750	750
5 HSBC Bank USA NA	2.091%	11/23/18	750	750
5 HSBC Bank USA NA	2.095%	11/27/18	250	250
5 State Street Bank & Trust Co.	1.982%	4/26/18	12,500	12,500
5 State Street Bank & Trust Co.	1.831%	5/8/18	10,000	10,000
5 Wells Fargo Bank NA	1.870%	5/10/18	5,000	5,000
5 Wells Fargo Bank NA	2.015%	5/29/18	4,000	4,000
5 Wells Fargo Bank NA	1.910%	7/11/18	6,000	6,000
5 Wells Fargo Bank NA	2.072%	8/1/18	750	750
5 Wells Fargo Bank NA	2.112%	8/28/18	6,000	6,000
Wells Fargo Bank NA	2.178%	9/17/18	5,000	5,000
Wells Fargo Bank NA	2.323%	9/28/18	3,000	3,000
				90,000
Yankee Certificates of Deposit (20.1%)
5 Bank of Montreal (Chicago Branch)	1.900%	4/13/18	5,000	5,000
5 Bank of Montreal (Chicago Branch)	1.814%	6/1/18	5,000	5,000
5 Bank of Montreal (Chicago Branch)	2.037%	6/29/18	5,000	5,000
5 Bank of Montreal (Chicago Branch)	1.998%	7/19/18	3,000	3,000
Bank of Montreal (Chicago Branch)	1.901%	8/6/18	1,000	999
5 Bank of Montreal (Chicago Branch)	2.081%	9/21/18	2,000	2,000

Vanguard Money Market Portfolio

5 Bank of Montreal (Chicago Branch)	2.122%	9/24/18	1,000	1,000
Bank of Montreal (Chicago Branch)	2.188%	10/15/18	3,000	3,000
5 Bank of Nova Scotia (Houston Branch)	2.008%	7/17/18	5,000	5,000
Bank of Nova Scotia (Houston Branch)	1.992%	10/5/18	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	2.340%	6/26/18	3,000	3,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.936%	4/16/18	3,000	3,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.027%	6/28/18	1,500	1,500
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.910%	7/12/18	5,000	5,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.012%	8/20/18	4,000	4,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.052%	9/20/18	5,000	5,000
5 Commonwealth Bank of Australia (New York
Branch)	1.986%	4/3/18	1,000	1,000
5 Commonwealth Bank of Australia (New York
Branch)	2.062%	9/26/18	2,000	2,000
5 Commonwealth Bank of Australia (New York
Branch)	2.087%	11/29/18	5,000	5,000
Credit Suisse AG (New York Branch)	2.070%	5/29/18	10,000	10,000
5 DNB Bank ASA (New York Branch)	1.811%	5/7/18	5,000	5,000
5 DNB Bank ASA (New York Branch)	1.890%	7/12/18	7,000	7,000
5 DNB Bank ASA (New York Branch)	2.075%	8/27/18	5,000	5,000
Nordea Bank AB (New York Branch)	1.590%	5/14/18	750	750
Nordea Bank AB (New York Branch)	1.590%	5/17/18	600	600
Nordea Bank AB (New York Branch)	1.680%	6/5/18	5,000	5,000
Nordea Bank AB (New York Branch)	2.170%	8/27/18	5,000	5,000
5 Royal Bank of Canada (New York Branch)	1.890%	4/13/18	3,000	3,000
5 Royal Bank of Canada (New York Branch)	1.927%	6/15/18	5,000	5,000
5 Royal Bank of Canada (New York Branch)	1.910%	7/11/18	4,000	4,000
5 Royal Bank of Canada (New York Branch)	1.920%	7/13/18	5,000	5,000
5 Royal Bank of Canada (New York Branch)	2.147%	8/28/18	1,000	1,000
5 Royal Bank of Canada (New York Branch)	1.930%	9/12/18	4,000	4,000
Royal Bank of Canada (New York Branch)	2.222%	9/17/18	1,000	1,000
Royal Bank of Canada (New York Branch)	2.090%	10/9/18	6,000	6,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	1.998%	7/19/18	2,000	2,000
Skandinaviska Enskilda Banken AB (New York
Branch)	2.191%	9/19/18	10,000	10,000
Sumitomo Mitsui Banking Corp. (New York
Branch)	2.410%	7/24/18	10,000	10,000
5 Svenska HandelsBanken AB (New York Branch)	2.027%	4/30/18	2,000	2,000
5 Svenska HandelsBanken AB (New York Branch)	1.830%	8/6/18	5,000	5,000
5 Svenska HandelsBanken AB (New York Branch)	1.846%	9/4/18	7,000	7,000
5 Svenska HandelsBanken AB (New York Branch)	2.038%	11/19/18	5,000	5,000
5 Swedbank AB (New York Branch)	2.032%	7/25/18	10,000	10,000
5 Swedbank AB (New York Branch)	1.901%	11/6/18	5,000	5,000
Toronto Dominion Bank	1.600%	7/20/18	1,000	998
5 Toronto Dominion Bank (New York Branch)	1.957%	6/15/18	4,000	4,000
5 Toronto Dominion Bank (New York Branch)	1.940%	8/10/18	6,000	6,000
UBS AG (Stamford Branch)	1.550%	5/10/18	2,000	1,999
Westpac Banking Corp. (New York Branch)	1.500%	7/18/18	733	731

Vanguard Money Market Portfolio

Westpac Banking Corp. (New York Branch)	1.970%	1/10/19	1,000	999
				202,576
Total Certificates of Deposit (Cost $292,576)				292,576
Other Notes (1.4%)
5 Bank of America NA	1.796%	4/3/18	1,500	1,500
5 Bank of America NA	1.828%	4/9/18	2,250	2,250
5 Bank of America NA	1.850%	4/11/18	1,500	1,500
5 Bank of America NA	1.790%	5/2/18	1,000	1,000
5 Bank of America NA	1.885%	5/14/18	1,550	1,550
5 Bank of America NA	1.916%	5/16/18	1,000	1,000
5 Bank of America NA	2.084%	9/10/18	2,000	2,000
Bank of America NA	1.992%	10/5/18	3,500	3,500
Total Other Notes (Cost $14,300)				14,300
Taxable Municipal Bonds (0.1%)
7 Johnson City TN Health & Educational Facilities
Board Hospital Revenue (Mountain States
Health Alliance) VRDO (Cost $1,545)	1.850%	4/5/18	1,545	1,545
Total Investments (99.9%) (Cost $1,009,333)				1,009,333
Other Assets and Liabilities-Net (0.1%)				1,054
Net Assets (100%)				1,010,387

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31, 2018, the aggregate value of these securities was $262,475,000, representing 26.0% of net assets.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $33,319,000, representing 3.3% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2018, 100% of the market value of the portfolio's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost

Vanguard Money Market Portfolio

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)

As of March 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.8%)
U.S. Government Securities (8.2%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/19	22,000	23,254
	United States Treasury Note/Bond	1.625%	7/31/19	30,000	29,775
	United States Treasury Note/Bond	1.500%	7/15/20	23,000	22,573
1,2,3	United States Treasury Note/Bond	1.375%	10/31/20	10,400	10,143
3	United States Treasury Note/Bond	2.250%	2/15/21	45,741	45,555
					131,300
Nonconventional Mortgage-Backed Securities (0.6%)
4,5,6	Fannie Mae Pool	3.079%	5/1/33	40	42
4,5,6	Fannie Mae Pool	3.097%	6/1/33	39	41
4,5,6	Fannie Mae Pool	3.293%	12/1/32	6	6
4,5,6	Fannie Mae Pool	3.310%	7/1/32	6	6
4,5	Fannie Mae Pool	3.500%	9/1/32	5	5
4,5	Fannie Mae Pool	3.510%	8/1/37	10	11
4,5	Fannie Mae Pool	3.535%	8/1/33	51	52
4,5	Fannie Mae Pool	3.581%	7/1/33	93	96
4,5	Fannie Mae Pool	3.700%	2/1/37	15	16
4,5	Fannie Mae Pool	3.721%	5/1/33	8	9
4,5,7	Fannie Mae REMICS	4.000%	6/25/42–2/25/48	7,138	1,544
4,5,8	Fannie Mae REMICS	4.178%	3/25/46	2,123	368
4,5,8	Fannie Mae REMICS	4.278%	5/25/47	3,006	509
4,5,8	Fannie Mae REMICS	4.328%	10/25/47	1,854	350
4,5,7	Fannie Mae REMICS	4.500% 12/25/42–9/25/47		1,571	367
4,5,7	Fannie Mae REMICS	5.000%	6/25/45	1,395	283
4,5,7	Fannie Mae REMICS	5.500%	2/25/46	760	164
4,5,7	Fannie Mae REMICS	6.000% 4/25/45–12/25/47		2,403	570
4,5	Freddie Mac Non Gold Pool	3.500%	8/1/37	41	43
4,5,6	Freddie Mac Non Gold Pool	3.504%	9/1/32	1	1
4,5,9	Freddie Mac Non Gold Pool	3.643%	9/1/32	18	19
4,5	Freddie Mac Non Gold Pool	3.711%	10/1/32–8/1/33	23	24
4,5	Freddie Mac Non Gold Pool	3.777%	1/1/33	7	8
4,5	Freddie Mac Non Gold Pool	3.961%	2/1/33	8	8
4,5,7	Freddie Mac REMICS	3.500%	12/15/42	1,707	327
[4,5,7] Freddie Mac REMICS			10/15/42–
		4.000%	12/15/47	2,147	425
4,5,8	Freddie Mac REMICS	4.373%	1/15/42–1/15/45	1,467	239
4,5,8	Freddie Mac REMICS	4.423%	12/15/47	729	136
4,7	Government National Mortgage Association	3.500%	7/20/42	1,189	195
4,8	Government National Mortgage Association	3.828%	8/20/45	1,258	191
4,7	Government National Mortgage Association	4.000%	3/20/42–1/20/48	5,247	1,128
4,8	Government National Mortgage Association	4.278%	9/20/46	912	166
4,8	Government National Mortgage Association	4.378% 9/20/47–12/20/47		6,705	1,181
4,7	Government National Mortgage Association	4.500%	3/20/43–1/20/48	5,395	1,280
4,7	Government National Mortgage Association	5.000%	2/20/40	1,238	264
					10,074
Total U.S. Government and Agency Obligations (Cost $142,103)					141,374
Asset-Backed/Commercial Mortgage-Backed Securities (21.5%)

4 Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	100	100

4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	310	304
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	2,200	2,187
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	590	582
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	570	560
4,10	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	283	289
4,10	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	83
4,10	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	414	422
4,10	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	360	361
4,10	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	173	176
4,10	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	100	105
4,10	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	428	445
4,10	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	275	295
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	12	12
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	175	175
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	47	47
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	211	211
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	134	134
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	170	170
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	290	290
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	200	201
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	276	275
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	280	280
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	200	202
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	120	119
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	130	130
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	220	222
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	240	237
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	595	585
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	1,840	1,834
4,10	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	280	277
4,10	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	159	156
4,10	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	136	135
4,10	ARL Second LLC 2014-1A	2.920%	6/15/44	384	379
4,10	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	480	487
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2013-1A	1.920%	9/20/19	360	359
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	500	501

4,10	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	730	723
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	1,120	1,110
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	100	100
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	180	179
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	320	314
4,10	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	123
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	220	223
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	220	222
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.366%	9/15/48	40	41
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	110	110
4,11	Banc of America Funding 2006-H Trust	3.643%	9/20/46	256	242
4	BANK 2017 - BNK4	3.625%	5/15/50	730	737
4	BANK 2017 - BNK5	3.390%	6/15/60	800	793
4	BANK 2017 - BNK6	3.254%	7/15/60	330	324
4	BANK 2017 - BNK6	3.518%	7/15/60	440	437
4	BANK 2017 - BNK6	3.741%	7/15/60	80	80
4	BANK 2017 - BNK7	3.435%	9/15/60	410	408
4	BANK 2017 - BNK8	3.488%	11/15/50	840	839
4	BANK 2017 - BNK9	3.538%	11/15/54	825	826
4	BANK 2018 - BNK10	3.641%	2/15/61	300	303
4	BANK 2018 - BNK10	3.688%	2/15/61	800	806
4	Bank of America Mortgage 2002-J Trust	4.259%	9/25/32	1	1
4,10,12Bank of America Student Loan Trust 2010-
	1A	2.545%	2/25/43	282	282
	Bank of Nova Scotia	1.875%	4/26/21	1,630	1,582
10	Bank of Nova Scotia	1.875%	9/20/21	590	569
4,11	Bear Stearns ARM Trust 2006-4	3.512%	10/25/36	398	394
4,11	Bear Stearns ARM Trust 2007-3	3.765%	5/25/47	291	287
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	100	101
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	453
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	160	162
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	250	253
4	BENCHMARK 2018-B1 Mortgage Trust	4.119%	1/15/51	390	386
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	2,200	2,261
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	470	487
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	550	545
4	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	170	168
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	400	396
4,12	Brazos Higher Education Authority Inc.
	Series 2005-3	2.486%	6/25/26	222	220
4,12	Brazos Higher Education Authority Inc.
	Series 2011-1	2.744%	2/25/30	368	371
4,10	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	92	91
4,10	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	175	174
4,10	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	400	400

4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	125	125
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	170	168
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	150	147
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	70	69
4,10	Canadian Pacer Auto Receivable Trust A
	Series 2017	2.050%	3/19/21	210	207
4,10	Canadian Pacer Auto Receivable Trust A
	Series 2017	2.286%	1/19/22	150	147
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	45	45
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	287	287
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	150	150
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	170	170
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	40	40
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	140	138
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	80	79
4,10	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	310	307
4,10	Capital Auto Receivables Asset Trust 2017-1	2.220%	3/21/22	210	207
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	1,710	1,680
4,10,13CARDS II Trust 2017-2		2.037%	10/17/22	1,160	1,160
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	140	140
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	107	106
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	150	150
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	120	118
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	140
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	140	137
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	99
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	300	296
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	170	167
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	80	78
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	80	79
4	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	1,410	1,404
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	1,910	1,896
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	300	298
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	500	495
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	160	158
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	35	33
4	CD 2016-CD1 Mortgage Trust	3.631%	8/10/49	40	38
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	710	719
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	380	379
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	920	910
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	580	578
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	581	577
4,10	CFCRE Commercial Mortgage Trust 2011-
	C2	5.755%	12/15/47	390	422
4	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	502	490
4,10	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	1,395	1,387
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.455%	11/19/33	20	20
4,11	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.381%	3/20/36	187	169

4,11	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.450%	2/25/47	208	179
4,10	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	202	202
4,10	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	10	10
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	500	499
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	160	160
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	245	246
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	375	380
4,10	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	120	120
4,10	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	630	638
4,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	240	238
4,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	130	127
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	2,865	2,841
4,10	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	53
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	12	12
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	156	155
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	522	523
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	205
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	90	95
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	550	570
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	175	177
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,165	1,195
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	570	577
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	310	312
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	130	134
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.461%	7/10/47	153	149
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	1,400	1,401
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	1,233	1,246
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	170	173
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.530%	10/10/47	20	20

4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	770	757
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	1,185	1,206
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	880	900
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.570%	9/10/58	100	98
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,135	1,113
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	890	885
4	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	1,005	998
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	240	246
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.272%	9/15/50	240	239
4,11	Citigroup Mortgage Loan Trust 2007-AR8	3.610%	7/25/37	152	144
4,10	CLI Funding V LLC 2013-1A	2.830%	3/18/28	322	316
4,10,13Colony American Homes 2015-1		3.088%	7/17/32	20	20
4,10,13Colony American Homes 2015-1A		2.997%	7/17/32	255	255
4,10,13Colony Starwood Homes 2016-1A Trust		3.308%	7/17/33	235	236
4,10,13Colony Starwood Homes 2016-1A Trust		3.958%	7/17/33	105	105
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	75
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	101
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	510	502
4,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	260	260
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	264	259
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	40
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	69
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	529	529
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	250	256
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	279
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,097
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	357
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	180	184
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,000	1,038
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	656	686
4	COMM 2013-CCRE13 Mortgage Trust	4.742%	11/10/46	200	203
4	COMM 2013-CCRE13 Mortgage Trust	4.742%	11/10/46	110	117
4,10	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	250	245
4,10	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	69
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	70	70
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,205	1,227
4	COMM 2013-CCRE9 Mortgage Trust	4.243%	7/10/45	699	734
4,10	COMM 2013-CCRE9 Mortgage Trust	4.267%	7/10/45	250	260
4,10	COMM 2013-CCRE9 Mortgage Trust	4.267%	7/10/45	280	283
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	388	388
4,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	256
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	330
4,10	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	455
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	99
4,10	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	110	108
4,10	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	980	996
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	52
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	420	439

4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	275	275
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	450	468
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	260
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	40	41
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,130	1,169
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	667
4	COMM 2014-CCRE17 Mortgage Trust	4.735%	5/10/47	200	201
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	220	222
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	729	748
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	30	30
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	926	937
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,090	1,098
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	479
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	817
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	240	243
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	970	986
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	762
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	409
4	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	210	207
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	360	355
10	Commonwealth Bank of Australia	2.000%	6/18/19	600	596
10	Commonwealth Bank of Australia	2.125%	7/22/20	1,520	1,501
4,10	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,040	1,040
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	140	140
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	1,000	998
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	414	419
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.358%	8/15/48	240	237
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	918	936
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.536%	11/15/48	220	221
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	830	828
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,050	1,046
4,10	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	530	530
4	DBJPM 16-C1 Mortgage Trust	3.351%	5/10/49	60	55
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	730	717
4,10	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	470	468
4,10	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	250	247
4,10	DLL Securitization Trust Series 2017-A	2.140%	12/15/21	290	286
4,10	DLL Securitization Trust Series 2017-A	2.430%	11/17/25	170	167
10	DNB Boligkreditt AS	2.500%	3/28/22	570	559
4,10	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	70	70
4,10	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	140	141
4,10	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	94	94
4,10	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	250	252
4,10	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	138	138
4,10	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	380	385
4,10	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	416	417
4,10	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	750	766
4,10	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	140	140
4,10	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	20	20
4,10	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	340	341
4,10	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	480	491
4,10	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	385	385
4,10	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	540	548
4	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	340	340
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	60	61
4	Drive Auto Receivables Trust 2017-3	1.650%	8/15/19	426	426
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	510	508

4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	640	638
4,10,13Edsouth Indenture No 9 LLC 2015-1		2.671%	10/25/56	472	473
4,10	Enterprise Fleet Financing LLC Series 2015-
	1	1.740%	9/20/20	116	115
4,10	Enterprise Fleet Financing LLC Series 2015-
	2	2.090%	2/22/21	600	599
4,10	Enterprise Fleet Financing LLC Series 2016-
	2	2.040%	2/22/22	240	237
4,10	Enterprise Fleet Financing LLC Series 2017-
	3	2.360%	5/20/23	290	286
4,10	Enterprise Fleet Financing LLC Series 2018-
	1	3.100%	10/20/23	440	440
4,10,13Evergreen Credit Card Trust Series 2017-1		2.037%	10/15/21	820	820
4,5,13 Fannie Mae Connecticut Avenue Securities
	2016-C04	3.322%	1/25/29	102	102
4,5,13 Fannie Mae Connecticut Avenue Securities
	2016-C05	3.221%	1/25/29	45	46
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	490	468
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	670	680
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	650	663
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	270	271
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	1,430	1,423
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	420	428
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	1,530	1,541
4,11	First Horizon Mortgage Pass-Through Trust
	2006-AR3	3.100%	11/25/36	135	123
11	First Horizon Mortgage Pass-Through Trust
	2006-AR4	3.657%	1/25/37	279	244
4,13	First National Master Note Trust 2017-2	2.217%	10/16/23	450	450
4,10	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	380	378
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	79	79
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	750	743
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	380	376
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	620	618
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	260	259
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	580	577
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	140	139
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	293
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	134
4,10	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	1,500	1,486
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	170	167
4,10	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	660	649
4,10	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	1,700	1,651
4,10	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	650	642
4,10	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	990	962
4,10	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	180	175
4,10	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	370	358
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	2,580	2,557
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	810	802
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	150

4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	150
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	60
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	600	594
4	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	1,560	1,538
4	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	2,390	2,394
4,5,13 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	4.071%	10/25/28	211	213
4,5,13 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.972%	12/25/28	27	27
4,5,13 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.872%	12/25/28	250	254
4,5,10 Freddie Mac Structured Agency Credit Risk
,14	Debt Notes 2018-SPI1	3.746%	2/25/48	260	260
4,10	FRS I LLC 2013-1A	1.800%	4/15/43	32	32
4,10	FRS I LLC 2013-1A	3.080%	4/15/43	481	476
4	GM Financial Automobile Leasing Trust
	2015-2	2.420%	7/22/19	140	140
4	GM Financial Automobile Leasing Trust
	2015-2	2.990%	7/22/19	120	120
4	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	196	196
4	GM Financial Automobile Leasing Trust
	2015-3	2.320%	11/20/19	90	90
4	GM Financial Automobile Leasing Trust
	2015-3	2.980%	11/20/19	190	190
4	GM Financial Automobile Leasing Trust
	2015-3	3.480%	8/20/20	190	190
4	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	150	150
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	540	535
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	130	129
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	210	207
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	130	129
4,10	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	220	215
4,10	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	70	69
4,11	GMACM Mortgage Loan Trust 2005-AR6	3.699%	11/19/35	57	53
4,10	GMF Floorplan Owner Revolving Trust 2015-
	1	1.650%	5/15/20	1,450	1,449
4,10	GMF Floorplan Owner Revolving Trust 2015-
	1	1.970%	5/15/20	250	250
4,10	GMF Floorplan Owner Revolving Trust 2016-
	1	2.410%	5/17/21	290	288
4,10,13GMF Floorplan Owner Revolving Trust 2016-
	1	2.627%	5/17/21	980	987
4,10	GMF Floorplan Owner Revolving Trust 2016-
	1	2.850%	5/17/21	220	216

4,10	GMF Floorplan Owner Revolving Trust 2017-
	2	2.130%	7/15/22	1,430	1,409
4,10	GMF Floorplan Owner Revolving Trust 2017-
	2	2.440%	7/15/22	440	434
4,10	GMF Floorplan Owner Revolving Trust 2017-
	2	2.630%	7/15/22	240	236
4,10	GMF Floorplan Owner Revolving Trust 2018-
	2	3.130%	3/15/23	1,530	1,534
4,10	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,325
4,10	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	1,610	1,581
4,10	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	4,100	4,069
4,10	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	502
4,10	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	95	94
4,10	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	260	259
4,10	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	170	169
4,10	GS Mortgage Securities Corporation II 2012-
	BWTR	2.954%	11/5/34	860	839
4	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	600	596
4,10	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	790	797
4,10	GS Mortgage Securities Trust 2010-C2	5.183%	12/10/43	100	104
4,10	GS Mortgage Securities Trust 2011-GC3	5.645%	3/10/44	70	74
4,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	26
4	GS Mortgage Securities Trust 2012-GCJ7	5.698%	5/10/45	210	219
4	GS Mortgage Securities Trust 2013-GC13	4.057%	7/10/46	543	568
4,10	GS Mortgage Securities Trust 2013-GC13	4.090%	7/10/46	140	138
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	306	305
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	200
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	341	341
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	205
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	705	731
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,063
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	892	922
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	20
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,107	1,142
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	389
4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	270	280
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	410	404
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	500	494
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,030	1,042
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	930	918
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	770	766
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	99	101
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	888	891
4	GS Mortgage Securities Trust 2015-GC34	4.654%	10/10/48	310	310
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	10	10
10	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	627
4,10	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	200	197
4,10	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	385	381
4,10	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	110	109
4,10	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	440	434
4,10	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	610	603
4,10	Hertz Vehicle Financing II LP 2018-1A	4.390%	2/25/24	100	99

4,10	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	1,250	1,247
4,10	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	137	136
4,10	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	480	488
4,10	Hilton USA Trust 2016-HHV	3.719%	11/5/38	80	80
4,10,12Holmes Master Issuer plc 2018-1		2.146%	10/15/54	950	949
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	1,060	1,050
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	170	167
4,10	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	1,030	996
4,10	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	497
4,10	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	375	375
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	890	882
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	180	178
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	160	158
4,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	1,370	1,370
4,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	430	430
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	200
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	140
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	250	250
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	89
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	209
4,12	Illinois Student Assistance Commission
	Series 2010-1	2.795%	4/25/22	69	69
4,10,13Invitation Homes 2015-SFR2 Trust		3.127%	6/17/32	193	193
4,10,13Invitation Homes 2015-SFR2 Trust		3.427%	6/17/32	70	70
4,10,13Invitation Homes 2015-SFR3 Trust		3.527%	8/17/32	80	80
4,10,13Invitation Homes 2017-SFR2 Trust		2.658%	12/17/36	727	727
4,10,13Invitation Homes 2017-SFR2 Trust		2.927%	12/17/36	250	251
4,10,13Invitation Homes 2018-SFR1 Trust		2.477%	3/17/37	1,095	1,097
4,10,13Invitation Homes 2018-SFR1 Trust		2.727%	3/17/37	260	262
4,10	Irvine Core Office Trust 2013-IRV	3.174%	5/15/48	358	355
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	68	70
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	72	74
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.662%	11/15/43	170	175
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.662%	11/15/43	150	155
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	35	35
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	651	676
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	100	106
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	70	72
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	365	368

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	420	414
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	100
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	669
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	148	147
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	936
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	365	377
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.053%	1/15/46	170	168
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	285
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	60	62
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	410	428
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	418
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.949%	12/15/46	550	579
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.014%	12/15/46	270	279
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	694	684
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	800	809
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	290	293
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	310	308
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	439	447
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.031%	7/15/45	180	184
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	360	367
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	300	312
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	138	138
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	100	102
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	800	833
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	430	450
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.081%	11/15/45	340	354
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	497	519
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	900	934

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	300	313
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.830%	2/15/47	300	312
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.830%	2/15/47	150	152
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	300	304
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	590	582
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	1,030	1,032
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	350	346
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	580	582
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	1,270	1,296
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	385	397
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	590	601
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	263	265
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	513	521
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	800	810
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	660	657
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	260	257
	Korea Housing Finance Corp.	1.625%	9/15/18	500	497
4,10,12Lanark Master Issuer plc 2018-1A		2.236%	12/22/69	800	801
4,10	Laurel Road Prime Student Loan Trust 2017-
	C	2.810%	11/25/42	680	666
4,10	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	450	452
4,10	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	300
4,10,13Master Credit Card Trust II Series 2018-1A		2.331%	7/22/24	1,490	1,495
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	3.404%	4/25/34	15	15
4	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	1,270	1,267
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	1,910	1,903
4	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	190	189
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	3.711%	2/25/33	27	27
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	3.689%	7/25/33	12	13
4,10	Miramax LLC 2014-1A	3.340%	7/20/26	57	57
4,10	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	100	100
4,10	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	800	790
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	506	507
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	50	50
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	142	140

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.082%	7/15/46	683	711
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.082%	7/15/46	70	68
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	3.085%	8/15/46	115	115
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	3.960%	8/15/46	270	278
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.167%	8/15/46	1,080	1,126
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.824%	10/15/46	190	194
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	80	84
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	200	208
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	130	128
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	60	59
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	595	589
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	450	466
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.384%	2/15/47	450	467
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	3.773%	4/15/47	890	904
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.051%	4/15/47	575	596
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.891%	4/15/47	50	51
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	975	1,001
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.094%	6/15/47	230	237
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.322%	6/15/47	660	681
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.755%	6/15/47	300	300
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	3.741%	8/15/47	620	629
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	4.011%	8/15/47	160	163
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	490	504
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	450	453
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	380	383
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	560	561
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	780	774
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.451%	7/15/50	90	90

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	422	430
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	420	422
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	60	61
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	338	343
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.752%	5/15/49	40	41
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	571	582
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	490	491
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	380
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	60
4,10	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	411	401
4,10	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	690
4,10	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	603
4,10	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	699	701
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	874	890
4	Morgan Stanley Capital I Trust 2015-UBS8	4.589%	12/15/48	350	351
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	133	126
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	720	723
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	141
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	480	482
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	3.304%	6/25/36	129	131
4,10,13Motor plc 2017 1A		2.401%	9/25/24	1,220	1,229
4,10	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	815	794
10	National Australia Bank Ltd.	2.250%	3/16/21	760	746
10	National Australia Bank Ltd.	2.400%	12/7/21	1,280	1,255
4,13	Navient Student Loan Trust 2015-3	2.522%	6/26/56	560	561
4,10,13Navient Student Loan Trust 2016-3		2.721%	6/25/65	200	202
4,10,13Navient Student Loan Trust 2016-6A		2.621%	3/25/66	610	615
4,10,13Navient Student Loan Trust 2017-4A		2.372%	9/27/66	290	291
4,10,13Navient Student Loan Trust 2017-A		2.177%	12/16/58	358	358
4,10	Navient Student Loan Trust 2017-A	2.880%	12/16/58	440	436
4,10,13Navient Student Loan Trust 2018-1		1.828%	3/25/67	719	719
4,10,13Navient Student Loan Trust 2018-1		1.988%	3/25/67	920	919
4,10,13Navient Student Loan Trust 2018-1		2.358%	3/25/67	1,130	1,132
4,10,13Navistar Financial Dealer Note Master Trust
	II 2016-1A	3.221%	9/27/21	670	673
13	New Mexico Educational Assistance
	Foundation 2013-1	2.364%	1/2/25	319	318
4,10	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	370	370
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	780	773
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	220	217
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	960	949
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	540	530
4,13	Nissan Master Owner Trust Receivables
	Series 2017-C	2.097%	10/17/22	2,500	2,504

4,12	North Carolina State Education Assistance
	Authority 2011-1	2.645%	1/26/26	7	7
4,10	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	231
4,10	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	196
4,10,13Pepper Residential Securities Trust 2017A-
	A1UA	2.840%	3/10/58	407	408
4,10,13Pepper Residential Securities Trust 2018A-
	A1UA	2.690%	3/12/47	71	71
4,10,13Pepper Residential Securities Trust 2019A-
	A1U1	2.100%	10/12/18	730	730
4,10,13 Pepper Residential Securities Trust 2020A-
,14	A1U1	2.443%	3/16/19	610	610
4,10	PFS Financing Corp 2017-B	2.220%	7/15/22	530	520
4,10,13PFS Financing Corp. 2015-AA		2.397%	4/15/20	250	250
4,10,13PFS Financing Corp. 2017-C		2.247%	10/15/21	820	820
4,10	PFS Financing Corp. 2017-D	2.400%	10/17/22	850	837
4,10,13PHEAA Student Loan Trust 2016-2A		2.822%	11/25/65	763	765
4,10	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	177	175
4,10	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	614	615
4,10	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	232
4,10	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	390	383
4,10	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	99
4,10	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	560	558
4,10	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	100
4,10,12Resimac Premier Series 2014-1A		2.789%	12/12/45	249	247
4,10,13Resimac Premier Series 2016-1A		3.130%	10/10/47	1,264	1,270
4,11	RFMSI Series 2006-SA2 Trust	4.539%	8/25/36	319	282
4,11	RFMSI Series 2006-SA3 Trust	4.741%	9/25/36	94	86
	Royal Bank of Canada	2.200%	9/23/19	177	177
	Royal Bank of Canada	2.100%	10/14/20	60	59
4	Royal Bank of Canada	1.875%	2/5/21	215	212
	Royal Bank of Canada	2.300%	3/22/21	210	208
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	355	358
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	111	111
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	600	601
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	589	589
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	170	170
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	110
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	100	101
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	490	488
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	770	765
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	310	308
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	150	149
4	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	1,700	1,695

4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	460	457
4	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	1,060	1,050
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	920	910
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	400	395
4,10	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	180	178
4,10	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	140	139
4,10	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	890	890
4,10	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	310	310
4,10	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	270	270
4,10	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	620	620
4,10	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	249	248
4,10	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	250	245
4,10	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	270	263
4,10	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	93	93
4,10	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	625	629
4,10	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	298	304
4,10	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	50	50
4,10,13SLM Private Education Loan Trust 2013-A		2.827%	5/17/27	335	336
4,10	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	200	198
4,10	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	183	182
4,10	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	300	295
4,10	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	140	140
4,10	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	64	63
4,10	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	99
4,12	SLM Student Loan Trust 2005-5	1.845%	4/25/25	133	133
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	110	107
4,10	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	339	334
4,10,13SMB Private Education Loan Trust 2016-B		3.227%	2/17/32	310	318
4,10,13SMB Private Education Loan Trust 2016-C		2.877%	9/15/34	300	305
4,10,13SMB Private Education Loan Trust 2017-A		2.677%	9/15/34	300	304
4,10	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	490	479
4,10	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,450	1,450
4,10	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	240	237
4,10	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	145	141
4,10	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	155	150
4,10,13SoFi Professional Loan Program 2016-D
	LLC	2.822%	1/25/39	112	114
4,10	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	50	49
4,10	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	340	332
4,10,13SoFi Professional Loan Program 2017-C
	LLC	2.472%	7/25/40	70	70
4,10	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	200	196
4,10	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	907	897
4,10	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	245
4,10	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	798	792
4,10	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	310	305
4,10	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	957	956

4,10	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	390	384
4,10	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	780	783
10	Stadshypotek AB	1.875%	10/2/19	920	910
10	Stadshypotek AB	1.750%	4/9/20	388	380
10	Stadshypotek AB	2.500%	4/5/22	820	804
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	200	198
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	1,140	1,126
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,170	1,167
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	270	266
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	355	350
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	610	602
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	810	794
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	240	235
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	330	323
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	1,200	1,198
4,10	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	207	213
4,10	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	326	345
4,10	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	1,102	1,100
4,10	Tesla Auto Lease Trust 2018-A	4.940%	3/22/21	350	351
4,10	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	640	640
10	Toronto-Dominion Bank	2.250%	3/15/21	60	59
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	70	69
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	2,800	2,780
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	190	188
4,10	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,320	1,296
4,10,13Trillium Credit Card Trust II 2016-1A		2.591%	5/26/21	3,050	3,053
4,10	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	107	106
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	31
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	490	491
4,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	606
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	223	219
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	150	150
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	50	50
4,10	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	400	406
4,10	Verizon Owner Trust 2016-2A	1.680%	5/20/21	1,020	1,008
4,10	Verizon Owner Trust 2017-2A	1.920%	12/20/21	1,240	1,224
4,10	Verizon Owner Trust 2017-3	2.060%	4/20/22	750	739
4,10	Verizon Owner Trust 2017-3	2.380%	4/20/22	430	423
4,10	Verizon Owner Trust 2017-3	2.530%	4/20/22	460	453
4,10	Verizon Owner Trust 2018-1	2.820%	9/20/22	1,850	1,850
4,10	Verizon Owner Trust 2018-1	3.050%	9/20/22	670	670

4,10	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	295
4,10	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	274
4,10	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	80	81
4,10	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	60	60
4,10	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	230	228
4,10,13Volvo Financial Equipment Master Owner
	Trust 2017-A	2.277%	11/15/22	240	241
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	3.611%	1/25/33	7	7
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	3.130%	8/25/33	11	11
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	3.337%	9/25/33	14	15
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	704	696
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	40
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	190
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	768	802
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.291%	7/15/46	110	114
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,123
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	202
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	363
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	218
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	80	80
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	555	544
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	750	740
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	820	817
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	1,382	1,393
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	270	267
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	486	489
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	420	426
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	350	362
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.497%	9/15/58	270	271
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	609	624
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	275	287

4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.542%	9/15/58	315	316
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	860	874
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	640	640
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	260	260
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	230	234
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	1,040	1,028
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	120	117
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	1,650	1,625
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	1,130	1,135
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	790	781
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	815	818
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	410	413
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	1,010	1,048
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	80	80
4,13	Wells Fargo Dealer Floorplan Master Note
	Trust	2.472%	1/20/22	395	397
4,11	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	3.627%	10/25/36	207	198
4,10	Wendys Funding LLC 2015-1A	4.080%	6/15/45	146	148
4,10	Wendys Funding LLC 2015-1A	4.497%	6/15/45	146	149
4,10	Wendys Funding LLC 2018-1	3.573%	3/15/48	160	158
4,10	Wendys Funding LLC 2018-1	3.884%	3/15/48	239	237
10	Westpac Banking Corp.	2.000%	3/3/20	745	735
10	Westpac Banking Corp.	2.250%	11/9/20	615	606
10	Westpac Banking Corp.	2.100%	2/25/21	60	59
4,10	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	875	882
4,10	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	274	282
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	265	261
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	274	276
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	135	138
4	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	102	101
4	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	584	575
4	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	70	70
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	50

4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	480	490
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	355	369
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	350	369
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	85	86
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	230	238
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.676%	12/15/46	160	163
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	665	694
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.658%	12/15/46	140	149
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.829%	3/15/47	750	767
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	530	550
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	965	995
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.378%	5/15/47	280	287
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.513%	5/15/47	90	88
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.410%	8/15/47	30	30
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	985	999
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.891%	8/15/47	170	171
4 WFRBS Commercial Mortgage Trust 2014-
C21	4.234%	8/15/47	300	292
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	340	349
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	515	519
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.766%	3/15/47	60	61
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	1,130	1,168
4 World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	375	369
4 World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	410	408
4 World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	220	219
4 World Omni Automobile Lease Securitization
Trust 2018-A	2.830%	7/15/21	1,190	1,190
4 World Omni Automobile Lease Securitization
Trust 2018-A	2.940%	5/15/23	360	360
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $350,031)				347,185
Corporate Bonds (55.2%)
Finance (26.5%)
Banking (22.2%)
American Express Co.	2.200%	10/30/20	4,305	4,241
American Express Credit Corp.	2.125%	3/18/19	236	235
American Express Credit Corp.	1.875%	5/3/19	1,295	1,286
American Express Credit Corp.	2.250%	8/15/19	602	599

	American Express Credit Corp.	1.700%	10/30/19	311	307
	American Express Credit Corp.	2.200%	3/3/20	1,220	1,210
	American Express Credit Corp.	2.250%	5/5/21	643	625
10	ANZ New Zealand International Ltd.	2.200%	7/17/20	725	710
10	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	3,095	3,077
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	3,465	3,398
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	745	728
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	2,015	1,955
10	Banco Santander Chile	2.500%	12/15/20	2,060	2,019
	Bank of America Corp.	5.650%	5/1/18	391	392
	Bank of America Corp.	1.950%	5/12/18	700	700
	Bank of America Corp.	2.600%	1/15/19	415	415
	Bank of America Corp.	2.625%	10/19/20	1,082	1,072
	Bank of America Corp.	2.151%	11/9/20	83	81
	Bank of America Corp.	2.625%	4/19/21	940	926
4	Bank of America Corp.	2.369%	7/21/21	4,235	4,164
4	Bank of America Corp.	2.328%	10/1/21	3,630	3,549
4	Bank of America Corp.	3.124%	1/20/23	1,035	1,025
4	Bank of America Corp.	2.881%	4/24/23	945	925
4,10	Bank of America Corp.	3.004%	12/20/23	2,478	2,421
4	Bank of America Corp.	3.550%	3/5/24	3,835	3,844
	Bank of America Corp.	3.875%	8/1/25	230	232
	Bank of America NA	1.750%	6/5/18	1,160	1,158
	Bank of New York Mellon Corp.	2.100%	1/15/19	81	81
	Bank of New York Mellon Corp.	2.600%	8/17/20	461	457
	Bank of Nova Scotia	2.050%	6/5/19	220	218
	Bank of Nova Scotia	1.650%	6/14/19	615	607
	Bank of Nova Scotia	2.228%	12/11/19	6,170	6,116
	Bank of Nova Scotia	2.500%	1/8/21	945	929
	Bank of Nova Scotia	2.700%	3/7/22	700	687
10	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	570	565
10	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	1,640	1,604
10	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,475	1,457
10	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	425	415
10	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	860	837
	BB&T Corp.	2.050%	6/19/18	430	430
	BB&T Corp.	2.450%	1/15/20	1,115	1,105
10	BNP Paribas SA	3.375%	1/9/25	2,815	2,720
	BPCE SA	2.500%	12/10/18	880	880
15	BPCE SA	3.085%	4/24/20	430	334
15	BPCE SA	3.500%	4/24/20	1,000	778
	Branch Banking & Trust Co.	2.100%	1/15/20	500	493
	Branch Banking & Trust Co.	2.250%	6/1/20	2,160	2,123
	Branch Banking & Trust Co.	2.625%	1/15/22	1,340	1,307
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	990	962
	Capital One Bank USA NA	2.150%	11/21/18	350	349
	Capital One Bank USA NA	2.250%	2/13/19	580	577
	Capital One Bank USA NA	2.300%	6/5/19	540	536
	Capital One Financial Corp.	2.450%	4/24/19	611	608
	Capital One Financial Corp.	3.050%	3/9/22	640	629
	Citibank NA	2.100%	6/12/20	1,610	1,577
	Citibank NA	2.125%	10/20/20	5,375	5,248
	Citibank NA	2.850%	2/12/21	6,790	6,732
	Citigroup Inc.	1.750%	5/1/18	1,302	1,301
	Citigroup Inc.	2.150%	7/30/18	118	118
	Citigroup Inc.	2.550%	4/8/19	701	699
	Citigroup Inc.	2.500%	7/29/19	540	538

	Citigroup Inc.	2.450%	1/10/20	635	629
	Citigroup Inc.	2.650%	10/26/20	1,700	1,679
	Citigroup Inc.	2.700%	3/30/21	325	320
	Citigroup Inc.	2.750%	4/25/22	1,610	1,567
4	Citigroup Inc.	2.876%	7/24/23	590	574
	Commonwealth Bank of Australia	2.250%	3/13/19	1,635	1,628
	Commonwealth Bank of Australia	2.300%	9/6/19	1,105	1,096
	Commonwealth Bank of Australia	2.300%	3/12/20	510	503
10	Commonwealth Bank of Australia	2.050%	9/18/20	1,765	1,720
	Commonwealth Bank of Australia	2.400%	11/2/20	1,090	1,070
10	Commonwealth Bank of Australia	2.000%	9/6/21	165	158
10	Commonwealth Bank of Australia	2.750%	3/10/22	2,575	2,531
10	Commonwealth Bank of Australia	2.500%	9/18/22	1,247	1,204
10	Commonwealth Bank of Australia	3.450%	3/16/23	1,528	1,527
15	Commonwealth Bank of Australia	3.720%	11/5/24	600	468
10	Commonwealth Bank of Australia	4.500%	12/9/25	150	151
	Compass Bank	2.875%	6/29/22	1,580	1,532
	Cooperatieve Rabobank UA	2.250%	1/14/20	2,095	2,067
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	260
15	Cooperatieve Rabobank UA	4.290%	7/2/25	400	314
15	Cooperatieve Rabobank UA	5.000%	7/2/25	300	238
4,10	Credit Agricole SA	4.000%	1/10/33	405	385
	Credit Suisse AG	2.300%	5/28/19	990	984
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	95	94
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	585	582
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	315	316
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	735	735
10	Danske Bank A/S	2.750%	9/17/20	572	566
	Deutsche Bank AG	2.500%	2/13/19	176	175
	Deutsche Bank AG	2.700%	7/13/20	3,170	3,107
	Deutsche Bank AG	3.150%	1/22/21	2,445	2,410
	Discover Bank	2.600%	11/13/18	588	587
10	DNB Bank ASA	2.125%	10/2/20	1,770	1,730
10	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	2,155	2,113
	Fifth Third Bank	2.300%	3/15/19	670	667
	Fifth Third Bank	2.375%	4/25/19	614	612
	Fifth Third Bank	1.625%	9/27/19	1,015	997
	Fifth Third Bank	2.200%	10/30/20	1,050	1,024
	Fifth Third Bank	2.250%	6/14/21	686	667
	First Republic Bank	2.375%	6/17/19	1,185	1,177
	First Republic Bank	2.500%	6/6/22	2,170	2,100
	Goldman Sachs Group Inc.	6.150%	4/1/18	862	862
	Goldman Sachs Group Inc.	2.900%	7/19/18	1,960	1,963
	Goldman Sachs Group Inc.	2.625%	1/31/19	1,550	1,549
	Goldman Sachs Group Inc.	1.950%	7/23/19	1,695	1,677
	Goldman Sachs Group Inc.	2.550%	10/23/19	640	637
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,970	2,940
	Goldman Sachs Group Inc.	5.375%	3/15/20	501	522
	Goldman Sachs Group Inc.	2.750%	9/15/20	2,068	2,045
	Goldman Sachs Group Inc.	2.600%	12/27/20	6,095	6,004
	Goldman Sachs Group Inc.	2.875%	2/25/21	4,481	4,428
	Goldman Sachs Group Inc.	2.625%	4/25/21	1,411	1,378
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,100	1,062
	Goldman Sachs Group Inc.	5.750%	1/24/22	927	1,002
	Goldman Sachs Group Inc.	3.000%	4/26/22	2,220	2,179
4	Goldman Sachs Group Inc.	2.876%	10/31/22	2,260	2,212

4	Goldman Sachs Group Inc.	2.908%	6/5/23	3,090	3,005
4	Goldman Sachs Group Inc.	3.272%	9/29/25	1,505	1,445
	HSBC Holdings plc	3.400%	3/8/21	685	689
	HSBC Holdings plc	2.950%	5/25/21	1,380	1,365
	HSBC Holdings plc	2.650%	1/5/22	1,735	1,686
4	HSBC Holdings plc	3.262%	3/13/23	5,950	5,859
	HSBC Holdings plc	3.600%	5/25/23	230	230
4	HSBC Holdings plc	3.033%	11/22/23	1,505	1,469
4	HSBC Holdings plc	4.041%	3/13/28	1,065	1,063
4	HSBC Holdings plc	6.000%	11/22/65	265	262
4	HSBC Holdings plc	6.250%	9/23/66	1,700	1,738
	HSBC USA Inc.	2.375%	11/13/19	1,170	1,158
	HSBC USA Inc.	2.750%	8/7/20	1,365	1,352
	Huntington Bancshares Inc.	2.600%	8/2/18	810	810
	Huntington National Bank	2.000%	6/30/18	1,280	1,279
	Huntington National Bank	2.200%	11/6/18	525	524
	Huntington National Bank	2.375%	3/10/20	1,325	1,305
	Huntington National Bank	2.875%	8/20/20	819	816
	Huntington National Bank	2.500%	8/7/22	1,460	1,407
	ICICI Bank Ltd.	4.000%	3/18/26	355	344
10	ING Bank NV	2.500%	10/1/19	620	616
10	ING Bank NV	2.450%	3/16/20	570	562
10	ING Bank NV	2.700%	8/17/20	93	92
	ING Groep NV	3.150%	3/29/22	830	818
12	Intesa Sanpaolo SPA	2.351%	7/17/19	3,255	3,257
10	Intesa Sanpaolo SPA	3.125%	7/14/22	320	310
10	Intesa Sanpaolo SPA	3.375%	1/12/23	1,100	1,074
10	Intesa Sanpaolo SPA	3.875%	7/14/27	600	567
	JPMorgan Chase & Co.	1.625%	5/15/18	63	63
	JPMorgan Chase & Co.	2.350%	1/28/19	1,550	1,548
	JPMorgan Chase & Co.	2.200%	10/22/19	1,204	1,191
	JPMorgan Chase & Co.	2.250%	1/23/20	532	525
	JPMorgan Chase & Co.	2.750%	6/23/20	2,870	2,851
	JPMorgan Chase & Co.	4.250%	10/15/20	639	657
	JPMorgan Chase & Co.	2.550%	10/29/20	2,957	2,915
	JPMorgan Chase & Co.	2.550%	3/1/21	1,031	1,014
	JPMorgan Chase & Co.	2.972%	1/15/23	949	929
4	JPMorgan Chase & Co.	2.776%	4/25/23	1,665	1,625
	JPMorgan Chase & Co.	2.700%	5/18/23	409	394
4	JPMorgan Chase & Co.	3.220%	3/1/25	1,745	1,699
	JPMorgan Chase & Co.	3.200%	6/15/26	880	840
4	JPMorgan Chase & Co.	3.782%	2/1/28	370	366
	KeyBank NA	2.350%	3/8/19	1,246	1,241
	KeyBank NA	2.500%	11/22/21	250	244
	Lloyds Banking Group plc	3.000%	1/11/22	440	432
4	Lloyds Banking Group plc	2.907%	11/7/23	1,800	1,736
10	Macquarie Bank Ltd.	2.400%	1/21/20	865	853
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	966
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	850	831
12	Manufacturers & Traders Trust Co.	2.646%	12/1/21	245	244
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	675	655
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	690	685
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	165	159
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	80	79
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	3,330	3,228
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,970	1,971
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	50	50

10	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	1,055	1,046
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	750
	Mizuho Bank Ltd.	2.340%	12/4/19	4,605	4,566
	Morgan Stanley	6.625%	4/1/18	529	529
	Morgan Stanley	2.125%	4/25/18	740	740
	Morgan Stanley	2.450%	2/1/19	872	870
	Morgan Stanley	2.375%	7/23/19	988	982
	Morgan Stanley	5.625%	9/23/19	182	189
	Morgan Stanley	2.650%	1/27/20	1,122	1,113
	Morgan Stanley	2.800%	6/16/20	1,244	1,234
	Morgan Stanley	2.500%	4/21/21	1,998	1,953
	Morgan Stanley	2.625%	11/17/21	4,192	4,092
	Morgan Stanley	2.750%	5/19/22	2,020	1,967
	Morgan Stanley	3.125%	1/23/23	1,655	1,631
12	Morgan Stanley	3.011%	5/8/24	800	809
	MUFG Americas Holdings Corp.	2.250%	2/10/20	700	689
10	MUFG Bank Ltd.	2.300%	3/10/19	250	249
10	MUFG Bank Ltd.	2.300%	3/5/20	2,040	2,010
10	MUFG Bank Ltd.	2.750%	9/14/20	1,917	1,899
	MUFG Union Bank NA	2.250%	5/6/19	580	576
	National Australia Bank Ltd.	1.375%	7/12/19	500	492
	National Australia Bank Ltd.	2.250%	1/10/20	820	811
	National Australia Bank Ltd.	2.800%	1/10/22	725	714
	National Australia Bank Ltd.	2.500%	5/22/22	370	359
	National Bank of Canada	2.150%	6/12/20	870	855
	National Bank of Canada	2.200%	11/2/20	3,765	3,684
	National City Corp.	6.875%	5/15/19	190	198
4,10	Nationwide Building Society	3.766%	3/8/24	1,300	1,290
10	Nordea Bank AB	2.500%	9/17/20	307	302
4	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	400	403
	PNC Bank NA	6.875%	4/1/18	100	100
	PNC Bank NA	2.200%	1/28/19	1,185	1,180
	PNC Bank NA	2.250%	7/2/19	1,010	1,003
	PNC Bank NA	2.400%	10/18/19	1,791	1,781
	PNC Bank NA	2.300%	6/1/20	364	358
	PNC Bank NA	2.600%	7/21/20	1,135	1,125
	PNC Bank NA	2.450%	11/5/20	439	433
	PNC Bank NA	2.150%	4/29/21	352	343
	PNC Bank NA	2.550%	12/9/21	535	521
	PNC Bank NA	2.625%	2/17/22	1,990	1,941
	PNC Funding Corp.	5.125%	2/8/20	180	187
	Regions Bank	7.500%	5/15/18	250	251
	Regions Financial Corp.	2.750%	8/14/22	920	893
	Royal Bank of Canada	2.150%	3/15/19	825	821
	Royal Bank of Canada	1.500%	7/29/19	1,420	1,398
	Royal Bank of Canada	2.125%	3/2/20	2,400	2,365
	Royal Bank of Canada	2.150%	10/26/20	5,492	5,374
	Royal Bank of Canada	2.350%	10/30/20	187	184
	Royal Bank of Canada	2.500%	1/19/21	1,360	1,341
	Santander Holdings USA Inc.	2.700%	5/24/19	414	413
	Santander Holdings USA Inc.	3.700%	3/28/22	1,495	1,499
	Santander Holdings USA Inc.	3.400%	1/18/23	1,310	1,279
	Santander UK plc	2.000%	8/24/18	386	385
	Santander UK plc	2.500%	3/14/19	1,510	1,505
	Santander UK plc	2.350%	9/10/19	1,599	1,583
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	1,020	1,006
4	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	615	620

	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	2,240	2,210
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	3,125	3,095
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	120	119
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,555	1,516
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	680	659
	SunTrust Bank	2.250%	1/31/20	815	804
	SunTrust Bank	2.450%	8/1/22	1,365	1,315
	SunTrust Banks Inc.	2.900%	3/3/21	405	402
	Svenska Handelsbanken AB	2.500%	1/25/19	548	547
	Svenska Handelsbanken AB	1.500%	9/6/19	585	574
	Svenska Handelsbanken AB	1.950%	9/8/20	845	822
	Svenska Handelsbanken AB	2.450%	3/30/21	1,550	1,522
	Svenska Handelsbanken AB	1.875%	9/7/21	855	816
10	Swedbank AB	2.800%	3/14/22	1,295	1,273
	Synchrony Bank	3.000%	6/15/22	1,495	1,447
	Synchrony Financial	2.600%	1/15/19	415	414
	Synchrony Financial	3.000%	8/15/19	2,298	2,290
	Synchrony Financial	2.700%	2/3/20	912	902
	Synchrony Financial	4.250%	8/15/24	95	95
	Synchrony Financial	4.500%	7/23/25	225	225
	Toronto-Dominion Bank	1.450%	8/13/19	78	77
	Toronto-Dominion Bank	1.900%	10/24/19	7,095	7,010
	Toronto-Dominion Bank	2.250%	11/5/19	1,015	1,008
	Toronto-Dominion Bank	2.500%	12/14/20	565	557
	UBS AG	2.350%	3/26/20	250	246
10	UBS AG	2.200%	6/8/20	2,140	2,098
10	UBS AG	2.450%	12/1/20	3,575	3,515
10	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	405	402
10	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	1,450	1,433
10	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	951	922
10	UBS Group Funding Switzerland AG	3.491%	5/23/23	895	889
4,10	UBS Group Funding Switzerland AG	2.859%	8/15/23	3,732	3,599
4	United Overseas Bank Ltd.	3.750%	9/19/24	400	402
	US Bank NA	2.125%	10/28/19	508	503
	US Bank NA	2.050%	10/23/20	1,799	1,759
14,16 Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	2.600%	7/22/20	390	385
	Wells Fargo & Co.	2.100%	7/26/21	445	429
	Wells Fargo & Co.	2.625%	7/22/22	2,880	2,785
	Wells Fargo Bank NA	2.400%	1/15/20	7,615	7,549
	Westpac Banking Corp.	1.600%	8/19/19	965	950
	Westpac Banking Corp.	4.875%	11/19/19	845	871
	Westpac Banking Corp.	2.300%	5/26/20	70	69
	Westpac Banking Corp.	2.600%	11/23/20	205	202
	Westpac Banking Corp.	2.650%	1/25/21	2,610	2,572
	Westpac Banking Corp.	2.100%	5/13/21	706	684
	Westpac Banking Corp.	2.000%	8/19/21	1,900	1,830
	Westpac Banking Corp.	2.750%	1/11/23	2,710	2,634
	Westpac Banking Corp.	3.350%	3/8/27	390	377
4	Westpac Banking Corp.	4.322%	11/23/31	965	953

	Brokerage (0.2%)
	Brookfield Finance Inc.	3.900%	1/25/28	995	963
	Charles Schwab Corp.	2.650%	1/25/23	670	653
	Jefferies Group LLC	5.125%	4/13/18	365	365

	Jefferies Group LLC / Jefferies Group Capital
	Finance Inc.	4.150%	1/23/30	125	116
	Legg Mason Inc.	2.700%	7/15/19	140	140
14,16 Lehman Brothers Holdings E-Capital Trust I		3.589%	8/19/65	210	—
	Nomura Holdings Inc.	2.750%	3/19/19	620	619
	Stifel Financial Corp.	3.500%	12/1/20	270	270
	Stifel Financial Corp.	4.250%	7/18/24	75	75
	TD Ameritrade Holding Corp.	2.950%	4/1/22	415	411

	Finance Companies (0.5%)
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.500%	5/15/21	1,345	1,375
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	6,634	6,478
	International Lease Finance Corp.	3.875%	4/15/18	35	35
10	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	433

	Insurance (2.4%)
	Aetna Inc.	1.700%	6/7/18	435	434
	Aetna Inc.	2.800%	6/15/23	235	225
	Aflac Inc.	3.625%	6/15/23	140	142
10	AIG Global Funding	2.150%	7/2/20	365	358
10	AIG Global Funding	2.700%	12/15/21	315	309
	Alleghany Corp.	5.625%	9/15/20	210	222
	American International Group Inc.	2.300%	7/16/19	142	141
	American International Group Inc.	4.125%	2/15/24	150	152
	American International Group Inc.	3.750%	7/10/25	200	197
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	625	664
	AXIS Specialty Finance LLC	5.875%	6/1/20	50	53
	AXIS Specialty Finance plc	2.650%	4/1/19	350	348
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	602
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	880	867
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	124
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,435	1,411
10	Brighthouse Financial Inc.	3.700%	6/22/27	420	389
	Chubb INA Holdings Inc.	2.300%	11/3/20	868	855
	Chubb INA Holdings Inc.	2.875%	11/3/22	250	247
	Chubb INA Holdings Inc.	2.700%	3/13/23	140	136
17	Chubb INA Holdings Inc.	2.500%	3/15/38	1,668	2,079
	Enstar Group Ltd.	4.500%	3/10/22	685	688
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	125
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	460	457
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	80	84
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	920	902
10	MassMutual Global Funding II	2.100%	8/2/18	300	300
10	MassMutual Global Funding II	1.950%	9/22/20	1,070	1,050
10	MassMutual Global Funding II	2.500%	4/13/22	200	195
10	MassMutual Global Funding II	2.500%	10/17/22	465	452
10	MassMutual Global Funding II	2.750%	6/22/24	300	290
	MetLife Inc.	6.817%	8/15/18	315	320
	MetLife Inc.	7.717%	2/15/19	220	230
4	MetLife Inc.	5.250%	12/29/49	165	169
10	Metropolitan Life Global Funding I	2.300%	4/10/19	535	534
10	Metropolitan Life Global Funding I	1.550%	9/13/19	450	443
10	Metropolitan Life Global Funding I	2.400%	1/8/21	3,755	3,689
10	Metropolitan Life Global Funding I	1.950%	9/15/21	465	446
10	Metropolitan Life Global Funding I	3.000%	1/10/23	300	295

10	New York Life Global Funding	1.950%	2/11/20	430	425
10	New York Life Global Funding	1.950%	9/28/20	1,290	1,262
10	New York Life Global Funding	2.900%	1/17/24	205	201
10	Pricoa Global Funding I	2.550%	11/24/20	235	233
10	Pricoa Global Funding I	2.200%	6/3/21	260	253
10	Pricoa Global Funding I	2.450%	9/21/22	430	417
10	Principal Life Global Funding II	2.204%	12/11/19	5,390	5,335
10	Principal Life Global Funding II	2.200%	4/8/20	685	677
	Prudential Financial Inc.	7.375%	6/15/19	255	269
	Prudential Financial Inc.	4.500%	11/16/21	300	313
4	Prudential Financial Inc.	5.375%	5/15/45	290	298
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	533
	Reinsurance Group of America Inc.	3.950%	9/15/26	520	514
10	Reliance Standard Life Global Funding II	2.150%	10/15/18	680	678
10	Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,248
10	Reliance Standard Life Global Funding II	2.375%	5/4/20	435	431
10	Reliance Standard Life Global Funding II	3.050%	1/20/21	205	204
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	230	223
10	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	1,463	1,469
	Torchmark Corp.	9.250%	6/15/19	170	183
	Travelers Cos. Inc.	5.800%	5/15/18	55	55
	Travelers Cos. Inc.	5.900%	6/2/19	70	73
	Travelers Cos. Inc.	3.900%	11/1/20	105	108
	UnitedHealth Group Inc.	1.900%	7/16/18	480	479
	UnitedHealth Group Inc.	2.700%	7/15/20	263	263
	UnitedHealth Group Inc.	2.375%	10/15/22	1,330	1,282

	Other Finance (0.1%)
10	Mitsui Fudosan Co. Ltd.	2.950%	1/23/23	240	236
	ORIX Corp.	2.900%	7/18/22	555	542

	Real Estate Investment Trusts (1.1%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	711
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,120	1,083
	Brandywine Operating Partnership LP	3.950%	2/15/23	604	605
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	185
	Brandywine Operating Partnership LP	3.950%	11/15/27	995	961
	Brixmor Operating Partnership LP	3.650%	6/15/24	670	653
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	143
	Brixmor Operating Partnership LP	4.125%	6/15/26	725	711
	Brixmor Operating Partnership LP	3.900%	3/15/27	470	450
	Camden Property Trust	4.875%	6/15/23	50	53
	Camden Property Trust	4.250%	1/15/24	150	155
	Camden Property Trust	3.500%	9/15/24	45	44
	CubeSmart LP	4.375%	12/15/23	240	247
	DDR Corp.	3.625%	2/1/25	74	71
	DDR Corp.	4.250%	2/1/26	325	321
	Digital Realty Trust LP	3.400%	10/1/20	706	710
	Digital Realty Trust LP	3.950%	7/1/22	840	856
	ERP Operating LP	2.375%	7/1/19	125	125
	ERP Operating LP	4.750%	7/15/20	53	55
	Federal Realty Investment Trust	2.550%	1/15/21	232	229
10	Goodman Australia Industrial Fund	3.400%	9/30/26	410	387
	HCP Inc.	2.625%	2/1/20	295	292
	HCP Inc.	4.250%	11/15/23	180	185
	HCP Inc.	4.200%	3/1/24	195	197
	HCP Inc.	3.400%	2/1/25	365	353

	HCP Inc.	4.000%	6/1/25	210	210
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	365	356
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	320
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	250	238
	Liberty Property LP	4.750%	10/1/20	260	270
	Liberty Property LP	3.750%	4/1/25	85	84
	Realty Income Corp.	5.750%	1/15/21	95	101
	Realty Income Corp.	3.250%	10/15/22	1,570	1,557
	Realty Income Corp.	3.875%	4/15/25	485	484
	Realty Income Corp.	4.125%	10/15/26	455	460
10	Scentre Group Trust 1 / Scentre Group Trust
	2	3.750%	3/23/27	690	677
	Senior Housing Properties Trust	3.250%	5/1/19	850	850
	Simon Property Group LP	4.375%	3/1/21	175	181
	Simon Property Group LP	2.350%	1/30/22	295	286
	Ventas Realty LP	3.500%	2/1/25	165	161
	VEREIT Operating Partnership LP	3.000%	2/6/19	505	505
	Welltower Inc.	4.125%	4/1/19	1,137	1,149
	Welltower Inc.	4.000%	6/1/25	170	170
17	WPC Eurobond BV	2.125%	4/15/27	342	420
					426,798
Industrial (24.7%)
	Basic Industry (0.6%)
	Agrium Inc.	6.750%	1/15/19	1,087	1,121
10	Air Liquide Finance SA	1.375%	9/27/19	1,120	1,096
10	Air Liquide Finance SA	1.750%	9/27/21	1,510	1,441
10	Air Liquide Finance SA	2.250%	9/27/23	200	190
	Airgas Inc.	2.375%	2/15/20	370	366
10	CF Industries Inc.	3.400%	12/1/21	345	341
10	Chevron Phillips Chemical Co LLC / Chevron
	Phillips Chemical Co LP	3.300%	5/1/23	885	888
	EI du Pont de Nemours & Co.	6.000%	7/15/18	658	664
15	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	100	79
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	275	286
	PPG Industries Inc.	2.300%	11/15/19	680	676
	Praxair Inc.	4.500%	8/15/19	710	729
	Praxair Inc.	4.050%	3/15/21	35	36
	Praxair Inc.	3.000%	9/1/21	215	215
	Vale Overseas Ltd.	4.375%	1/11/22	118	121
	WestRock MWV LLC	7.375%	9/1/19	590	621
	WestRock RKT Co.	4.450%	3/1/19	280	284
	WestRock RKT Co.	4.900%	3/1/22	70	74
	WestRock RKT Co.	4.000%	3/1/23	550	560

	Capital Goods (3.2%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	210
10	Berry Global Inc.	4.500%	2/15/26	187	177
	Caterpillar Financial Services Corp.	1.800%	11/13/18	625	622
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,135	1,177
	Caterpillar Financial Services Corp.	1.900%	3/22/19	300	299
	Caterpillar Financial Services Corp.	1.350%	5/18/19	810	800
	Caterpillar Financial Services Corp.	2.000%	11/29/19	855	848
	Caterpillar Financial Services Corp.	1.850%	9/4/20	245	240
	Caterpillar Financial Services Corp.	1.931%	10/1/21	2,387	2,293
	Caterpillar Financial Services Corp.	2.400%	6/6/22	185	180
	Caterpillar Financial Services Corp.	3.300%	6/9/24	545	541
	CNH Industrial Capital LLC	3.375%	7/15/19	395	394

	CNH Industrial Capital LLC	4.375%	11/6/20	510	518
	CNH Industrial Capital LLC	4.875%	4/1/21	95	98
	CNH Industrial Capital LLC	3.875%	10/15/21	215	215
	CNH Industrial Capital LLC	4.375%	4/5/22	580	588
	CNH Industrial NV	3.850%	11/15/27	630	611
	Embraer Netherlands Finance BV	5.400%	2/1/27	200	211
	General Electric Co.	5.625%	5/1/18	145	145
	General Electric Co.	6.000%	8/7/19	731	761
	General Electric Co.	5.500%	1/8/20	640	666
	General Electric Co.	2.200%	1/9/20	1,526	1,507
	General Electric Co.	5.550%	5/4/20	567	595
	General Electric Co.	4.375%	9/16/20	1,955	2,019
	General Electric Co.	4.625%	1/7/21	2,940	3,049
	General Electric Co.	5.300%	2/11/21	508	533
	General Electric Co.	4.650%	10/17/21	1,195	1,248
	General Electric Co.	2.700%	10/9/22	295	285
17	General Electric Co.	2.125%	5/17/37	700	804
	General Electric Co.	4.500%	3/11/44	1,355	1,332
4	General Electric Co.	5.000%	12/31/49	9,676	9,579
10	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	555	563
10	Huntington Ingalls Industries Inc.	5.000%	11/15/25	1,040	1,092
	Illinois Tool Works Inc.	3.375%	9/15/21	425	430
	John Deere Capital Corp.	2.300%	9/16/19	825	819
	John Deere Capital Corp.	1.250%	10/9/19	450	441
	John Deere Capital Corp.	1.950%	6/22/20	610	601
	John Deere Capital Corp.	2.375%	7/14/20	1,245	1,238
	John Deere Capital Corp.	2.450%	9/11/20	1,075	1,068
	John Deere Capital Corp.	2.350%	1/8/21	1,835	1,806
	John Deere Capital Corp.	2.550%	1/8/21	360	356
	John Deere Capital Corp.	2.800%	3/4/21	815	809
	John Deere Capital Corp.	3.900%	7/12/21	240	247
	John Deere Capital Corp.	2.650%	6/24/24	355	340
	Parker-Hannifin Corp.	5.500%	5/15/18	85	85
	Precision Castparts Corp.	3.250%	6/15/25	500	495
	Raytheon Co.	4.400%	2/15/20	55	57
	Raytheon Co.	3.125%	10/15/20	222	223
10	Siemens Financieringsmaatschappij NV	2.200%	3/16/20	5,715	5,669
10	Siemens Financieringsmaatschappij NV	2.150%	5/27/20	250	248
10	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,060	1,055
	Textron Inc.	7.250%	10/1/19	300	319
	United Rentals North America Inc.	4.625%	7/15/23	1,120	1,138
	United Rentals North America Inc.	5.875%	9/15/26	165	171
	United Rentals North America Inc.	5.500%	5/15/27	235	237

	Communication (2.7%)
	21st Century Fox America Inc.	7.250%	5/18/18	175	176
	Activision Blizzard Inc.	2.300%	9/15/21	350	338
	Activision Blizzard Inc.	2.600%	6/15/22	600	582
10	Activision Blizzard Inc.	6.125%	9/15/23	520	543
	America Movil SAB de CV	5.000%	10/16/19	500	516
	America Movil SAB de CV	5.000%	3/30/20	1,610	1,662
10,14 American Tower Trust #1		3.652%	3/23/48	390	390
	AT&T Inc.	5.600%	5/15/18	175	176
	AT&T Inc.	5.800%	2/15/19	780	801
	AT&T Inc.	5.875%	10/1/19	1,890	1,973
	AT&T Inc.	5.200%	3/15/20	1,375	1,431
	AT&T Inc.	4.600%	2/15/21	500	518

	AT&T Inc.	2.800%	2/17/21	1,690	1,674
	AT&T Inc.	3.000%	6/30/22	400	392
	AT&T Inc.	3.600%	2/17/23	500	502
	AT&T Inc.	4.450%	4/1/24	200	206
	CBS Corp.	2.300%	8/15/19	20	20
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.579%	7/23/20	3,065	3,073
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	340	346
	Comcast Corp.	5.150%	3/1/20	300	312
	Comcast Corp.	3.375%	8/15/25	315	308
	Crown Castle International Corp.	3.400%	2/15/21	900	904
	Crown Castle International Corp.	2.250%	9/1/21	200	193
	Crown Castle International Corp.	4.875%	4/15/22	200	211
	Crown Castle International Corp.	4.450%	2/15/26	400	405
	Deutsche Telekom International Finance BV	6.750%	8/20/18	275	279
	Discovery Communications LLC	2.200%	9/20/19	685	677
	Discovery Communications LLC	4.375%	6/15/21	250	257
	Discovery Communications LLC	3.800%	3/13/24	345	342
	Electronic Arts Inc.	3.700%	3/1/21	350	355
10	NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,126	2,110
	NBCUniversal Media LLC	5.150%	4/30/20	500	521
	NBCUniversal Media LLC	4.375%	4/1/21	810	840
	NBCUniversal Media LLC	2.875%	1/15/23	850	831
	Omnicom Group Inc.	6.250%	7/15/19	125	130
	Orange SA	2.750%	2/6/19	720	720
	Qwest Corp.	6.750%	12/1/21	585	625
	Scripps Networks Interactive Inc.	2.750%	11/15/19	450	447
	Scripps Networks Interactive Inc.	2.800%	6/15/20	950	937
10	SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,282
10	Sirius XM Radio Inc.	6.000%	7/15/24	525	540
10	Sky plc	2.625%	9/16/19	300	299
	T-Mobile USA Inc.	6.000%	3/1/23	850	884
	T-Mobile USA Inc.	6.625%	4/1/23	250	258
	T-Mobile USA Inc.	6.836%	4/28/23	530	549
	T-Mobile USA Inc.	4.500%	2/1/26	200	192
	Time Warner Cable LLC	6.750%	7/1/18	2,099	2,119
	Time Warner Cable LLC	8.750%	2/14/19	395	413
	Time Warner Cable LLC	8.250%	4/1/19	555	583
	Time Warner Inc.	4.875%	3/15/20	370	383
	Verizon Communications Inc.	3.450%	3/15/21	2,750	2,779
	Verizon Communications Inc.	3.000%	11/1/21	350	348
	Verizon Communications Inc.	3.500%	11/1/21	500	504
	Verizon Communications Inc.	3.125%	3/16/22	5,450	5,406
	Verizon Communications Inc.	5.150%	9/15/23	100	108
	Viacom Inc.	5.625%	9/15/19	75	78

	Consumer Cyclical (2.9%)
10	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	410	411
	Alibaba Group Holding Ltd.	2.500%	11/28/19	141	140
10	Alimentation Couche-Tard Inc.	2.700%	7/26/22	1,475	1,429
	American Axle & Manufacturing Inc.	7.750%	11/15/19	145	153
	American Honda Finance Corp.	2.000%	11/13/19	615	609
	American Honda Finance Corp.	2.000%	2/14/20	1,200	1,182
	American Honda Finance Corp.	1.950%	7/20/20	360	352

	American Honda Finance Corp.	2.450%	9/24/20	415	411
	American Honda Finance Corp.	1.700%	9/9/21	395	378
	AutoZone Inc.	2.875%	1/15/23	115	112
	Dollar Tree Inc.	5.750%	3/1/23	85	89
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	317
	Ford Motor Credit Co. LLC	2.459%	3/27/20	465	458
15	Ford Motor Credit Co. LLC	3.588%	6/2/20	538	419
	Ford Motor Credit Co. LLC	5.750%	2/1/21	430	454
	Ford Motor Credit Co. LLC	3.339%	3/28/22	725	713
	Ford Motor Credit Co. LLC	2.979%	8/3/22	220	213
	Ford Motor Credit Co. LLC	4.250%	9/20/22	365	371
	General Motors Co.	3.500%	10/2/18	885	888
	General Motors Co.	4.875%	10/2/23	600	627
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,110	1,118
	General Motors Financial Co. Inc.	3.100%	1/15/19	130	130
	General Motors Financial Co. Inc.	2.400%	5/9/19	940	934
	General Motors Financial Co. Inc.	3.500%	7/10/19	700	704
	General Motors Financial Co. Inc.	3.700%	11/24/20	720	725
	General Motors Financial Co. Inc.	4.200%	3/1/21	895	912
	General Motors Financial Co. Inc.	3.200%	7/6/21	945	937
	General Motors Financial Co. Inc.	4.375%	9/25/21	60	61
	General Motors Financial Co. Inc.	3.450%	1/14/22	1,010	1,003
	General Motors Financial Co. Inc.	3.450%	4/10/22	240	238
	General Motors Financial Co. Inc.	3.150%	6/30/22	730	713
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	478
	General Motors Financial Co. Inc.	3.700%	5/9/23	475	471
	General Motors Financial Co. Inc.	4.250%	5/15/23	460	466
10	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	2,093	2,082
10	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,600	1,586
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	2,080	2,040
10	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,745	1,722
10	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	155	154
10	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	1,055	1,014
10	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	695	689
10	Harley-Davidson Funding Corp.	6.800%	6/15/18	90	91
10	Hyundai Capital America	3.100%	4/5/22	500	490
18	Jaguar Land Rover Automotive plc	5.000%	2/15/22	208	310
	Lowe's Cos. Inc.	1.150%	4/15/19	295	291
	Lowe's Cos. Inc.	4.625%	4/15/20	460	472
	Macy's Retail Holdings Inc.	3.450%	1/15/21	360	359
	Mastercard Inc.	2.000%	4/1/19	225	224
	McDonald's Corp.	2.100%	12/7/18	290	289
10	Nissan Motor Acceptance Corp.	2.000%	3/8/19	815	809
10	Nissan Motor Acceptance Corp.	1.550%	9/13/19	60	59
10	Nissan Motor Acceptance Corp.	2.150%	7/13/20	640	627
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	160	157
10	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	339
10	Nissan Motor Acceptance Corp.	2.600%	9/28/22	290	281
	PACCAR Financial Corp.	2.200%	9/15/19	450	448
	PACCAR Financial Corp.	2.500%	8/14/20	70	70
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	148
	Starbucks Corp.	2.200%	11/22/20	835	824
	Starbucks Corp.	2.100%	2/4/21	310	303
	TJX Cos. Inc.	2.750%	6/15/21	1,165	1,160
	Toyota Motor Credit Corp.	2.100%	1/17/19	470	467
	Toyota Motor Credit Corp.	2.125%	7/18/19	3,675	3,650
	Toyota Motor Credit Corp.	2.200%	1/10/20	2,445	2,430

	Toyota Motor Credit Corp.	1.900%	4/8/21	90	87
	Toyota Motor Credit Corp.	2.750%	5/17/21	290	288
	Toyota Motor Credit Corp.	3.400%	9/15/21	235	238
	Visa Inc.	2.200%	12/14/20	1,180	1,165
	Visa Inc.	2.800%	12/14/22	1,020	1,005
10	Volkswagen Group of America Finance LLC	1.650%	5/22/18	200	200
4,17	Volkswagen International Finance NV	3.875%	12/31/49	300	374
	Walmart Inc.	2.350%	12/15/22	765	744

	Consumer Noncyclical (5.3%)
	Abbott Laboratories	2.350%	11/22/19	2,298	2,287
	Abbott Laboratories	2.800%	9/15/20	500	498
	AbbVie Inc.	1.800%	5/14/18	3,140	3,136
	Agilent Technologies Inc.	5.000%	7/15/20	265	276
	Altria Group Inc.	9.250%	8/6/19	1,714	1,862
	Altria Group Inc.	4.750%	5/5/21	941	983
	AmerisourceBergen Corp.	3.500%	11/15/21	300	302
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	1,600	1,589
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	9,630	9,552
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	330	330
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	600	638
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	2,790	2,923
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	550	534
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	1,885	1,895
10	Aramark Services Inc.	5.000%	2/1/28	120	117
10	BAT Capital Corp.	2.764%	8/15/22	1,640	1,587
10	BAT Capital Corp.	3.222%	8/15/24	625	601
	Baxalta Inc.	2.000%	6/22/18	170	170
	Baxalta Inc.	2.875%	6/23/20	2,085	2,070
	Becton Dickinson & Co.	2.675%	12/15/19	1,100	1,094
	Becton Dickinson & Co.	3.125%	11/8/21	900	885
	Becton Dickinson & Co.	2.894%	6/6/22	1,000	970
	Campbell Soup Co.	3.650%	3/15/23	4,100	4,101
10	Cargill Inc.	3.250%	11/15/21	250	251
10	Cargill Inc.	3.250%	3/1/23	500	501
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	100
	Celgene Corp.	2.250%	8/15/21	1,095	1,059
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	300	299
	Conagra Brands Inc.	4.950%	8/15/20	61	63
	CVS Health Corp.	1.900%	7/20/18	395	394
	CVS Health Corp.	2.250%	12/5/18	480	479
	CVS Health Corp.	3.350%	3/9/21	4,300	4,313
	CVS Health Corp.	3.700%	3/9/23	4,700	4,724
	Diageo Capital plc	1.125%	4/29/18	170	170
	Edwards Lifesciences Corp.	2.875%	10/15/18	600	600
	Express Scripts Holding Co.	2.600%	11/30/20	1,100	1,081
	Express Scripts Holding Co.	4.750%	11/15/21	300	312
	Express Scripts Holding Co.	3.000%	7/15/23	900	862
	Express Scripts Holding Co.	3.500%	6/15/24	1,000	972
	Express Scripts Holding Co.	4.500%	2/25/26	200	204
	Gilead Sciences Inc.	1.850%	9/20/19	715	710
	Gilead Sciences Inc.	2.550%	9/1/20	2,715	2,693
	Gilead Sciences Inc.	4.400%	12/1/21	490	510
	Gilead Sciences Inc.	3.700%	4/1/24	835	846
	Gilead Sciences Inc.	5.650%	12/1/41	200	238
10	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	309
	HCA Inc.	3.750%	3/15/19	485	486

	HCA Inc.	4.250%	10/15/19	585	591
	HCA Inc.	6.500%	2/15/20	545	572
	HCA Inc.	5.875%	3/15/22	120	126
	Hershey Co.	1.600%	8/21/18	60	60
10	Hologic Inc.	4.375%	10/15/25	350	338
	Kraft Foods Group Inc.	6.125%	8/23/18	291	295
	Kroger Co.	2.950%	11/1/21	790	779
	McKesson Corp.	2.284%	3/15/19	750	748
	Medtronic Inc.	1.375%	4/1/18	100	100
	Medtronic Inc.	2.500%	3/15/20	1,165	1,158
	Medtronic Inc.	3.625%	3/15/24	100	101
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	180	186
	Mylan Inc.	2.600%	6/24/18	170	170
	Newell Brands Inc.	2.600%	3/29/19	94	94
	Newell Brands Inc.	2.875%	12/1/19	800	801
	Newell Brands Inc.	3.850%	4/1/23	555	553
	PepsiCo Inc.	2.250%	1/7/19	100	100
	PepsiCo Inc.	4.500%	1/15/20	400	413
	PepsiCo Inc.	1.850%	4/30/20	250	246
10	Pernod Ricard SA	5.750%	4/7/21	150	161
10	Pernod Ricard SA	4.450%	1/15/22	150	156
	Pharmacia LLC	6.500%	12/1/18	200	205
10	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,950	1,865
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	200	190
	Reynolds American Inc.	2.300%	6/12/18	1,580	1,579
	Reynolds American Inc.	8.125%	6/23/19	1,306	1,386
10	Roche Holdings Inc.	2.250%	9/30/19	1,780	1,773
10	Roche Holdings Inc.	3.350%	9/30/24	315	316
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	1,990	1,958
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	1,570	1,512
	Stryker Corp.	2.000%	3/8/19	150	149
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	875	788
	The Kroger Co.	6.800%	12/15/18	150	154
	The Kroger Co.	2.000%	1/15/19	300	298
	The Kroger Co.	2.300%	1/15/19	760	757
	The Kroger Co.	6.150%	1/15/20	450	474
	The Kroger Co.	2.600%	2/1/21	950	932
	The Kroger Co.	2.800%	8/1/22	400	389
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,550	1,533

	Energy (5.0%)
	Anadarko Petroleum Corp.	8.700%	3/15/19	200	210
	Anadarko Petroleum Corp.	4.850%	3/15/21	700	727
	Andeavor	4.750%	12/15/23	500	519
	Andeavor	4.500%	4/1/48	180	169
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	865	889
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	798	783
	Baker Hughes a GE Co. LLC / Baker Hughes
	Co-Obligor Inc.	2.773%	12/15/22	3,023	2,941
	BP Capital Markets plc	1.375%	5/10/18	2,795	2,793
	BP Capital Markets plc	2.241%	9/26/18	705	705
	BP Capital Markets plc	4.750%	3/10/19	1,260	1,285
	BP Capital Markets plc	1.676%	5/3/19	250	248
	BP Capital Markets plc	2.237%	5/10/19	3,950	3,941

	BP Capital Markets plc	2.521%	1/15/20	940	937
	BP Capital Markets plc	2.315%	2/13/20	3,165	3,151
	BP Capital Markets plc	4.500%	10/1/20	3,315	3,460
	BP Capital Markets plc	4.742%	3/11/21	1,740	1,821
	BP Capital Markets plc	2.112%	9/16/21	200	194
	BP Capital Markets plc	3.062%	3/17/22	400	399
	BP Capital Markets plc	3.245%	5/6/22	500	500
	BP Capital Markets plc	3.216%	11/28/23	485	480
	Cenovus Energy Inc.	5.700%	10/15/19	2,135	2,207
	Cenovus Energy Inc.	3.000%	8/15/22	350	336
	Cenovus Energy Inc.	4.250%	4/15/27	200	195
	Chevron Corp.	2.427%	6/24/20	330	328
	ConocoPhillips Co.	2.400%	12/15/22	400	384
	Continental Resources Inc.	5.000%	9/15/22	280	284
	Devon Energy Corp.	4.000%	7/15/21	350	356
	Dominion Energy Gas Holdings LLC	2.500%	12/15/19	500	498
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	300	297
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	300	299
	Enbridge Energy Partners LP	4.375%	10/15/20	25	25
4,12	Enbridge Energy Partners LP	5.492%	10/1/77	30	29
	Energy Transfer LP	2.500%	6/15/18	450	450
	Energy Transfer LP	6.700%	7/1/18	990	999
	Energy Transfer LP	4.150%	10/1/20	981	994
	Energy Transfer LP	4.650%	6/1/21	340	349
	Energy Transfer LP	5.200%	2/1/22	815	855
	Energy Transfer LP	5.300%	4/15/47	335	314
	Enterprise Products Operating LLC	5.200%	9/1/20	737	769
	EOG Resources Inc.	5.625%	6/1/19	425	438
	EQT Corp.	2.500%	10/1/20	700	685
	EQT Corp.	3.000%	10/1/22	1,600	1,547
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	50	50
	Kinder Morgan Energy Partners LP	9.000%	2/1/19	125	131
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	1,000	1,063
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	810	858
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	125	130
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	70	67
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	175	169
	Kinder Morgan Inc.	3.050%	12/1/19	40	40
	Kinder Morgan Inc.	7.750%	1/15/32	150	192
	Lukoil International Finance BV	3.416%	4/24/18	200	200
	Marathon Oil Corp.	2.700%	6/1/20	1,350	1,330
	Marathon Oil Corp.	2.800%	11/1/22	1,700	1,638
	MPLX LP	4.500%	7/15/23	780	805
	Nabors Industries Inc.	5.000%	9/15/20	200	200
	ONEOK Partners LP	3.200%	9/15/18	280	280
	Pioneer Natural Resources Co.	6.875%	5/1/18	225	226
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.750%	9/1/20	200	209
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	660	704
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	205	214
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	4.500%	11/1/23	75	76
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	1,735	1,824
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	50	54
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,520	1,621

	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,000	1,072
10	Schlumberger Holdings Corp.	2.350%	12/21/18	100	100
	Shell International Finance BV	1.900%	8/10/18	100	100
	Shell International Finance BV	1.625%	11/10/18	500	498
	Shell International Finance BV	2.000%	11/15/18	325	324
	Shell International Finance BV	1.375%	5/10/19	1,600	1,580
	Shell International Finance BV	1.375%	9/12/19	1,500	1,473
	Shell International Finance BV	4.300%	9/22/19	750	767
	Shell International Finance BV	2.125%	5/11/20	1,300	1,279
	Shell International Finance BV	2.250%	11/10/20	1,250	1,231
	Shell International Finance BV	1.875%	5/10/21	2,600	2,513
	Shell International Finance BV	1.750%	9/12/21	400	384
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	155	159
	Spectra Energy Partners LP	2.950%	9/25/18	230	230
12	Spectra Energy Partners LP	2.725%	6/5/20	2,430	2,442
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	40	47
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	259
	Total Capital International SA	2.125%	1/10/19	1,130	1,124
	Total Capital International SA	2.100%	6/19/19	400	397
	Total Capital SA	2.125%	8/10/18	275	275
	Total Capital SA	4.450%	6/24/20	2,640	2,726
	Total Capital SA	4.250%	12/15/21	475	495
	TransCanada PipeLines Ltd.	3.125%	1/15/19	615	618
12	TransCanada PipeLines Ltd.	2.114%	11/15/19	3,225	3,225
	TransCanada PipeLines Ltd.	2.125%	11/15/19	3,335	3,299
	TransCanada PipeLines Ltd.	2.500%	8/1/22	40	39
	TransCanada PipeLines Ltd.	4.625%	3/1/34	165	175
	Williams Partners LP	5.250%	3/15/20	1,779	1,844
	Williams Partners LP	4.125%	11/15/20	50	51
	Williams Partners LP	4.000%	11/15/21	395	399
	Williams Partners LP	3.600%	3/15/22	420	418
	Williams Partners LP	3.350%	8/15/22	125	123
10	Woodside Finance Ltd.	8.750%	3/1/19	250	262

	Other Industrial (0.4%)
18	Aroundtown SA	3.000%	10/16/29	263	357
10	CK Hutchison International 17 Ltd.	2.250%	9/29/20	2,365	2,319
17	CPI Property Group SA	2.125%	10/4/24	852	1,037
10	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	2,990	3,133
10	SBA Tower Trust	3.156%	10/8/20	270	270

	Technology (3.2%)
	Apple Inc.	2.100%	5/6/19	1,330	1,327
	Apple Inc.	1.550%	2/7/20	465	456
	Apple Inc.	2.000%	5/6/20	615	608
	Apple Inc.	2.250%	2/23/21	1,775	1,749
	Apple Inc.	2.150%	2/9/22	600	583
	Apple Inc.	2.500%	2/9/22	2,900	2,854
	Apple Inc.	2.400%	1/13/23	1,850	1,793
	Apple Inc.	3.000%	2/9/24	79	78
	Apple Inc.	2.850%	5/11/24	1,696	1,653
	Applied Materials Inc.	2.625%	10/1/20	580	577
	Baidu Inc.	3.250%	8/6/18	825	826
	Baidu Inc.	2.750%	6/9/19	425	424
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.375%	1/15/20	2,330	2,298

	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.200%	1/15/21	485	471
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	1,845	1,808
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.650%	1/15/23	850	810
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	240	236
	CA Inc.	2.875%	8/15/18	55	55
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	2,005	2,123
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	1,910	1,922
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	2,225	2,282
	DXC Technology Co.	2.875%	3/27/20	660	656
	DXC Technology Co.	4.250%	4/15/24	705	721
	Fidelity National Information Services Inc.	2.850%	10/15/18	855	855
10	First Data Corp.	7.000%	12/1/23	985	1,034
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	1,125	1,125
10	Hewlett Packard Enterprise Co.	2.100%	10/4/19	2,420	2,391
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,480	1,494
	International Business Machines Corp.	2.500%	1/27/22	700	686
	Microsoft Corp.	2.400%	2/6/22	2,325	2,283
	Microsoft Corp.	2.875%	2/6/24	2,090	2,050
10	MSCI Inc.	5.250%	11/15/24	1,255	1,283
	Oracle Corp.	2.625%	2/15/23	1,593	1,554
	Pitney Bowes Inc.	3.625%	10/1/21	205	195
	QUALCOMM Inc.	1.850%	5/20/19	860	854
	QUALCOMM Inc.	2.100%	5/20/20	755	746
	QUALCOMM Inc.	3.000%	5/20/22	885	872
	QUALCOMM Inc.	2.600%	1/30/23	1,580	1,510
	Total System Services Inc.	2.375%	6/1/18	880	879
	Tyco Electronics Group SA	2.375%	12/17/18	350	350
	Tyco Electronics Group SA	2.350%	8/1/19	455	451
	Tyco Electronics Group SA	4.875%	1/15/21	45	47
	Tyco Electronics Group SA	3.500%	2/3/22	375	379
	Tyco Electronics Group SA	3.450%	8/1/24	230	230
	Verisk Analytics Inc.	5.800%	5/1/21	315	338
	Verisk Analytics Inc.	4.125%	9/12/22	580	597
	VMware Inc.	2.300%	8/21/20	1,210	1,177
	VMware Inc.	2.950%	8/21/22	970	933
	Xerox Corp.	6.350%	5/15/18	72	72
	Xilinx Inc.	2.125%	3/15/19	490	488

	Transportation (1.4%)
10	Air Canada	7.750%	4/15/21	1,330	1,455
4,10	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	173	178
10	Air Canada 2013-1 Class C Pass Through
	Trust	6.625%	5/15/18	25	25
4,10	Air Canada 2017-1 Class A Pass Through
	Trust	3.550%	1/15/30	575	552
4,10	Air Canada 2017-1 Class AA Pass Through
	Trust	3.300%	1/15/30	1,000	963
4,10	Air Canada 2017-1 Class B Pass Through
	Trust	3.700%	1/15/26	840	816

10	American Airlines 2013-1 Class C Pass
	Through Trust	6.125%	7/15/18	545	548
4	American Airlines 2016-3 Class B Pass
	Through Trust	3.750%	10/15/25	1,520	1,485
4	American Airlines 2017-2B Class B Pass
	Through Trust	3.700%	10/15/25	1,600	1,559
15	Asciano Finance Ltd.	5.400%	5/12/27	370	300
15	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	186
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	200	202
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	285	286
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	4	4
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	75	79
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	594	633
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	48	49
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	1,640	1,643
4,19	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	508	551
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	940	1,040
4	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	184	205
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	401	424
4	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	204	205
4	Delta Air Lines 2010-2 Class A Pass
	Through Trust	4.950%	11/23/20	74	75
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	44	45
	Delta Air Lines Inc.	2.600%	12/4/20	2,055	2,012
	Delta Air Lines Inc.	3.625%	3/15/22	2,000	1,991
10	ERAC USA Finance LLC	2.800%	11/1/18	430	430
4,10	Heathrow Funding Ltd.	4.875%	7/15/23	865	913
15	Qantas Airways Ltd.	7.500%	6/11/21	450	389
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	270	289
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	100	107
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	293	294
4	Spirit Airlines Pass Through Trust 2017-1B	3.800%	2/15/26	1,210	1,182
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	412	432
4	United Airlines 2016-1 Class B Pass Through
	Trust	3.650%	1/7/26	520	505
	United Continental Holdings Inc.	6.375%	6/1/18	140	141
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	153	166
					397,629
Utilities (4.0%)
	Electric (3.6%)
	Alabama Power Co.	3.375%	10/1/20	525	529
	American Electric Power Co. Inc.	2.150%	11/13/20	485	474
	Arizona Public Service Co.	8.750%	3/1/19	691	728
	Baltimore Gas & Electric Co.	3.500%	11/15/21	230	233

	Baltimore Gas & Electric Co.	2.800%	8/15/22	100	98
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	910	910
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	887
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	400	398
10	Berkshire Hathaway Energy Co.	2.375%	1/15/21	655	643
10	Berkshire Hathaway Energy Co.	2.800%	1/15/23	430	421
10	Cerro del Aguila SA	4.125%	8/16/27	200	190
	CMS Energy Corp.	6.250%	2/1/20	225	237
	Commonwealth Edison Co.	2.150%	1/15/19	160	159
	Commonwealth Edison Co.	4.000%	8/1/20	675	690
	Connecticut Light & Power Co.	5.500%	2/1/19	250	256
	Constellation Energy Group Inc.	5.150%	12/1/20	415	432
	Dominion Energy Inc.	1.875%	1/15/19	785	780
	Dominion Energy Inc.	5.200%	8/15/19	100	103
10,12 Dominion Energy Inc.		2.406%	12/1/20	4,840	4,828
	Duke Energy Ohio Inc.	5.450%	4/1/19	145	149
	Duke Energy Progress LLC	5.300%	1/15/19	70	72
	Edison International	2.400%	9/15/22	125	121
10	EDP Finance BV	4.125%	1/15/20	1,174	1,194
10	EDP Finance BV	5.250%	1/14/21	1,520	1,595
10	EDP Finance BV	3.625%	7/15/24	600	590
	Emera US Finance LP	2.150%	6/15/19	465	461
	Emera US Finance LP	2.700%	6/15/21	955	933
10	Enel Finance International NV	2.875%	5/25/22	3,390	3,312
10	Enel Finance International NV	3.625%	5/25/27	120	114
	Exelon Corp.	2.850%	6/15/20	710	703
	Exelon Corp.	2.450%	4/15/21	215	209
	Exelon Corp.	3.497%	6/1/22	186	184
	Exelon Generation Co. LLC	2.950%	1/15/20	1,426	1,420
	FirstEnergy Corp.	2.850%	7/15/22	1,940	1,879
	FirstEnergy Corp.	4.250%	3/15/23	663	675
10	FirstEnergy Transmission LLC	4.350%	1/15/25	493	504
12	Florida Power & Light Co.	2.069%	11/6/20	4,040	4,040
	Fortis Inc.	2.100%	10/4/21	535	512
	Georgia Power Co.	5.400%	6/1/18	185	186
	Georgia Power Co.	2.000%	9/8/20	1,240	1,212
	Georgia Power Co.	2.400%	4/1/21	1,245	1,222
10	ITC Holdings Corp.	2.700%	11/15/22	750	725
	LG&E & KU Energy LLC	3.750%	11/15/20	325	329
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	60	63
	National Rural Utilities Cooperative Finance
	Corp.	1.500%	11/1/19	100	98
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	715	710
	Nevada Power Co.	6.500%	5/15/18	771	775
	Nevada Power Co.	6.500%	8/1/18	225	228
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	190	193
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	265	304
	Pacific Gas & Electric Co.	3.500%	10/1/20	2,715	2,733
	Pacific Gas & Electric Co.	4.250%	5/15/21	400	410
	Pacific Gas & Electric Co.	3.250%	9/15/21	1,266	1,259
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,035	1,229
	PacifiCorp	5.650%	7/15/18	490	494
	PacifiCorp	5.500%	1/15/19	114	117
	Pinnacle West Capital Corp.	2.250%	11/30/20	1,500	1,465
	PPL Capital Funding Inc.	1.900%	6/1/18	126	126

	PPL Capital Funding Inc.	4.200%	6/15/22	50	51
	PPL Capital Funding Inc.	3.500%	12/1/22	225	225
	Puget Energy Inc.	6.500%	12/15/20	375	405
	Puget Energy Inc.	6.000%	9/1/21	100	107
	Puget Energy Inc.	5.625%	7/15/22	675	724
	South Carolina Electric & Gas Co.	5.250%	11/1/18	130	132
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,744	1,781
	Southern California Edison Co.	2.900%	3/1/21	1,130	1,130
	Southern Co.	1.550%	7/1/18	1,000	997
	Southern Co.	1.850%	7/1/19	1,784	1,767
	Southern Co.	2.150%	9/1/19	350	346
	Southern Co.	2.750%	6/15/20	1,120	1,111
	Southern Co.	2.350%	7/1/21	1,645	1,598
4	Southern Co.	5.500%	3/15/57	325	335
	Southern Power Co.	1.950%	12/15/19	865	853
	Southwestern Electric Power Co.	6.450%	1/15/19	1,215	1,249
	WEC Energy Group Inc.	1.650%	6/15/18	305	305
	Western Massachusetts Electric Co.	3.500%	9/15/21	185	187

	Natural Gas (0.3%)
10	Engie SA	2.875%	10/10/22	175	173
	Sempra Energy	6.150%	6/15/18	580	584
12	Sempra Energy	1.959%	7/15/19	2,085	2,085
	Sempra Energy	2.400%	2/1/20	1,470	1,455
	Sempra Energy	2.400%	3/15/20	235	232
	Sempra Energy	2.850%	11/15/20	230	228
	Sempra Energy	2.900%	2/1/23	415	406
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	147

	Other Utility (0.1%)
18	Anglian Water Services Financing plc	2.625%	6/15/27	475	640
15	DBNGP Finance Co. Pty Ltd.	6.000%	10/11/19	160	126
15	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	80	62

					64,982
Total Corporate Bonds (Cost $901,720)					889,409
Sovereign Bonds (8.2%)
	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	8.700%	8/7/18	121	123
	Arab Republic of Egypt	6.125%	1/31/22	15	16
	Argentine Republic	6.250%	4/22/19	540	555
	Argentine Republic	6.875%	4/22/21	728	771
17	Argentine Republic	3.375%	1/15/23	506	616
	Argentine Republic	6.875%	1/11/48	150	137
	Avi Funding Co. Ltd.	2.850%	9/16/20	225	222
10	Avi Funding Co. Ltd.	2.850%	9/16/20	275	271
10	Banco de Costa Rica	5.250%	8/12/18	200	200
10	Banco do Brasil SA	4.625%	1/15/25	200	194
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	170	171
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	1,200	1,242
10	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	1,640	1,638
10	Bank Nederlandse Gemeenten NV	2.125%	12/14/20	1,262	1,245
10	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	208
10	Banque Ouest Africaine de Developpement	5.000%	7/27/27	430	437

10	Bermuda	5.603%	7/20/20	455	480
10	Bermuda	4.138%	1/3/23	200	207
10	Bermuda	4.854%	2/6/24	200	210
10	BOC Aviation Ltd.	2.375%	9/15/21	350	337
	Caixa Economica Federal	4.500%	10/3/18	530	533
	Caixa Economica Federal	4.250%	5/13/19	504	508
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	500	496
10	CDP Financial Inc.	4.400%	11/25/19	1,540	1,585
10	CDP Financial Inc.	3.150%	7/24/24	670	667
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	200	205
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	200	198
10	CNPC General Capital Ltd.	2.750%	5/14/19	235	234
	Corp. Andina de Fomento	2.200%	7/18/20	1,614	1,592
	Corp. Andina de Fomento	2.125%	9/27/21	755	733
	Corp. Andina de Fomento	4.375%	6/15/22	750	785
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	204
10	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	153
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	780	794
10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	408
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	231	226
	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	208
10	CPPIB Capital Inc.	1.250%	9/20/19	1,763	1,733
10	Dexia Credit Local SA	2.250%	1/30/19	1,225	1,224
10	Dexia Credit Local SA	2.500%	1/25/21	2,450	2,433
10	Dexia Credit Local SA	1.875%	9/15/21	235	227
10	Dexia Credit Local SA	2.375%	9/20/22	250	244
4	Dominican Republic	7.500%	5/6/21	500	533
	Dominican Republic	6.500%	2/15/48	267	277
	Ecopetrol SA	7.625%	7/23/19	1,000	1,057
10	Electricite de France SA	2.150%	1/22/19	810	806
	Emirate of Abu Dhabi	3.125%	10/11/27	1,800	1,700
	Export-Import Bank of China	2.500%	7/31/19	200	199
	Export-Import Bank of India	2.750%	4/1/20	200	198
	Export-Import Bank of India	2.750%	8/12/20	200	197
	Export-Import Bank of Korea	2.875%	9/17/18	300	300
12	Export-Import Bank of Korea	2.644%	5/26/19	285	285
	Export-Import Bank of Korea	2.375%	8/12/19	450	446
	Export-Import Bank of Korea	1.500%	10/21/19	1,345	1,314
12	Export-Import Bank of Korea	2.205%	10/21/19	200	200
	Export-Import Bank of Korea	5.125%	6/29/20	500	521
	Export-Import Bank of Korea	4.375%	9/15/21	200	207
12	Export-Import Bank of Korea	2.698%	11/1/22	200	201
	Export-Import Bank of Korea	3.000%	11/1/22	400	392
	Federative Republic of Brazil	5.625%	2/21/47	625	609
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	500	500
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	150
10	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	500
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	200	212
	ICBCIL Finance Co. Ltd.	2.600%	11/13/18	200	200
	ICBCIL Finance Co. Ltd.	3.490%	11/13/18	200	201
10	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	200	198
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	200	199
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	560	554
	Industrial & Commercial Bank of China Ltd.	1.875%	5/23/19	200	197
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	650	650
12	Industrial & Commercial Bank of China Ltd.	2.541%	11/8/20	500	500
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	247

	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	200	192
20	Japan Bank for International Cooperation	1.750%	7/31/18	700	699
20	Japan Bank for International Cooperation	2.125%	7/21/20	945	931
12,20 Japan Bank for International Cooperation		2.135%	7/21/20	144	144
20	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	250	257
	KazMunayGas National Co. JSC	9.125%	7/2/18	2,285	2,316
10	KazMunayGas National Co. JSC	3.875%	4/19/22	280	280
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,600	1,540
	Kingdom of Saudi Arabia	2.875%	3/4/23	200	192
10,17 Kingdom of Spain		2.700%	10/31/48	1,130	1,530
10	Kommunalbanken AS	1.125%	5/23/18	700	699
12	Korea Development Bank	2.044%	7/3/19	930	929
	Korea Development Bank	1.375%	9/12/19	525	513
	Korea Development Bank	2.500%	3/11/20	200	198
	Korea Gas Corp.	2.875%	7/29/18	200	200
	Korea National Oil Corp.	2.750%	1/23/19	350	350
10	Korea Resources Corp.	2.125%	5/2/18	125	125
10	Korea Southern Power Co. Ltd.	3.000%	1/29/21	495	493
10	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	200
	KSA Sukuk Ltd.	2.894%	4/20/22	2,235	2,173
	Majapahit Holding BV	8.000%	8/7/19	900	955
	Majapahit Holding BV	7.750%	1/20/20	1,865	2,001
	National Savings Bank	8.875%	9/18/18	514	523
10	Nederlandse Waterschapsbank NV	1.250%	9/9/19	475	467
	NongHyup Bank	2.625%	11/1/18	200	200
	North American Development Bank	2.300%	10/10/18	150	150
	NTPC Ltd.	4.250%	2/26/26	200	198
10	OCP SA	5.625%	4/25/24	200	211
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	1,326	1,316
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	199
	Ooredoo International Finance Ltd.	7.875%	6/10/19	430	453
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	1,140	1,140
	Pepper Residential Securities Trust No 20	4.375%	3/21/29	400	395
10	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	200	201
	Petrobras Global Finance BV	4.875%	3/17/20	244	249
	Petrobras Global Finance BV	8.375%	5/23/21	168	190
	Petrobras Global Finance BV	6.125%	1/17/22	555	592
10	Petrobras Global Finance BV	5.299%	1/27/25	961	948
	Petrobras Global Finance BV	8.750%	5/23/26	50	59
	Petrobras Global Finance BV	7.375%	1/17/27	485	526
	Petroleos Mexicanos	8.000%	5/3/19	3,125	3,284
	Petroleos Mexicanos	6.000%	3/5/20	241	252
	Petroleos Mexicanos	5.500%	1/21/21	4,463	4,642
	Petroleos Mexicanos	6.500%	3/13/27	640	684
10	Petroleos Mexicanos	5.350%	2/12/28	800	784
	Petronas Capital Ltd.	5.250%	8/12/19	250	257
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	200	198
10,17 Portuguese Republic		4.100%	2/15/45	960	1,531
	Province of Alberta	1.900%	12/6/19	630	623
10	Province of Alberta	1.750%	8/26/20	3,734	3,652
	Province of New Brunswick	2.750%	6/15/18	10	10
	Province of Nova Scotia	8.250%	7/30/22	315	378
	Province of Ontario	3.000%	7/16/18	275	275
	Province of Ontario	1.625%	1/18/19	1,480	1,472

	Province of Ontario	2.000%	1/30/19	382	381
	Province of Ontario	1.250%	6/17/19	595	586
	Province of Ontario	4.400%	4/14/20	629	651
	Province of Ontario	1.875%	5/21/20	230	226
13	Province of Quebec	2.352%	9/21/20	400	400
	Province of Quebec	2.750%	8/25/21	715	713
4,10	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	55	56
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	201	206
	Republic of Colombia	7.375%	3/18/19	4,359	4,542
4	Republic of Colombia	5.000%	6/15/45	300	304
	Republic of Croatia	6.750%	11/5/19	2,375	2,515
	Republic of Guatemala	5.750%	6/6/22	585	616
	Republic of Hungary	4.000%	3/25/19	200	203
	Republic of Hungary	6.250%	1/29/20	2,811	2,974
	Republic of Hungary	6.375%	3/29/21	730	795
	Republic of Hungary	5.750%	11/22/23	295	326
	Republic of Indonesia	11.625%	3/4/19	200	216
	Republic of Indonesia	4.875%	5/5/21	1,900	1,979
17	Republic of Indonesia	2.875%	7/8/21	251	331
10	Republic of Indonesia	3.700%	1/8/22	400	400
	Republic of Indonesia	3.375%	4/15/23	420	411
	Republic of Kazakhstan	4.875%	10/14/44	200	199
	Republic of Korea	7.125%	4/16/19	200	209
	Republic of Lithuania	7.375%	2/11/20	3,570	3,862
	Republic of Lithuania	6.125%	3/9/21	1,005	1,090
10	Republic of Lithuania	6.125%	3/9/21	195	212
	Republic of Panama	9.375%	4/1/29	55	80
	Republic of Paraguay	4.625%	1/25/23	200	206
	Republic of Poland	6.375%	7/15/19	1,115	1,167
	Republic of Poland	5.125%	4/21/21	690	733
	Republic of Poland	5.000%	3/23/22	1,020	1,091
	Republic of Romania	6.750%	2/7/22	16	18
17	Republic of Romania	2.750%	10/29/25	365	487
	Republic of Serbia	5.875%	12/3/18	1,414	1,439
	Republic of Serbia	4.875%	2/25/20	495	506
	Republic of Serbia	7.250%	9/28/21	550	611
	Republic of Slovenia	4.750%	5/10/18	242	242
	Republic of Slovenia	5.500%	10/26/22	280	306
10	Republic of Slovenia	5.250%	2/18/24	300	332
	Republic of the Philippines	9.500%	2/2/30	250	380
	Republic of Turkey	6.750%	4/3/18	1,832	1,832
	Republic of Turkey	7.000%	3/11/19	965	997
	Republic of Turkey	7.500%	11/7/19	250	265
	Republic of Turkey	7.000%	6/5/20	3,817	4,041
	Republic of Turkey	5.750%	3/22/24	215	220
	Republic of Turkey	4.250%	4/14/26	100	91
	Republic of Turkey	4.875%	10/9/26	200	188
	Republic of Turkey	5.750%	5/11/47	314	279
	Russian Federation	5.625%	4/4/42	200	216
	Russian Federation	5.250%	6/23/47	600	600
	SABIC Capital II BV	2.625%	10/3/18	400	399
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	235	235
10	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	615
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	300	307

	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	200	197
10	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	985	970
	State Bank of India	2.654%	4/6/20	1,100	1,100
	State of Israel	4.000%	6/30/22	845	878
	State of Israel	3.150%	6/30/23	200	199
	State of Israel	2.875%	3/16/26	215	207
	State of Israel	3.250%	1/17/28	918	893
	State of Kuwait	2.750%	3/20/22	1,148	1,125
	State of Qatar	6.550%	4/9/19	410	425
	State of Qatar	5.250%	1/20/20	1,000	1,036
	Statoil ASA	2.250%	11/8/19	500	496
	Sultanate of Oman	5.375%	3/8/27	200	194
	Svensk Exportkredit AB	1.125%	4/5/18	250	250
10	Temasek Financial I Ltd.	4.300%	10/25/19	250	256
	YPF SA	8.875%	12/19/18	155	161
Total Sovereign Bonds (Cost $132,793)					132,069
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	5	5
	California GO	6.200%	10/1/19	350	369
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	150	150
	George Washington University District of
	Columbia GO	3.485%	9/15/22	200	202
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.217%	1/1/19	150	150
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	169	169
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	199	201
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	1.898%	8/1/18	527	527
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	2.098%	8/1/19	411	410
	University of California Revenue	2.054%	5/15/18	100	100
	University of California Revenue	1.745%	5/15/19	250	249
Total Taxable Municipal Bonds (Cost $2,526)					2,532

					Shares
Convertible Preferred Stocks (0.0%)
14,16 Lehman Brothers Holdings Inc. Pfd. (Cost $694)			7.250%	Perpetual	700	—

Temporary Cash Investments (5.8%)
Money Market Fund (1.6%)
21	Vanguard Market Liquidity Fund		1.775%		259,839	25,984
					Face
					Amount
					($000)
Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA		1.980%	10/25/19	6,185	6,116

Commercial Paper (3.8%)
22	CNH Industrial Capital LLC		2.485%	4/16/18	600	599
22	CNH Industrial Capital LLC		2.486%	4/23/18	610	609
	CNH Industrial Capital LLC		2.779%	6/5/18	700	697
22	CNH Industrial Capital LLC		2.779%	6/6/18	360	358
22	Electricite de France		1.929%	4/10/18	1,225	1,225
22	Enbridge Energy Partners LP		2.516%	4/9/18	1,175	1,174
22	Enbridge Energy Partners LP		2.516%	4/12/18	2,205	2,203
22	Enbridge Energy Partners LP		2.577%	4/17/18	2,450	2,447
22	Enbridge Energy Partners LP		2.587%	4/27/18	1,235	1,233
22	Enbridge Energy Partners LP		2.623%	6/1/18	2,500	2,489
22	Enbridge US Inc.		2.577%	4/19/18	1,750	1,748
22	Enbridge US Inc.		2.587%	4/23/18	1,565	1,562
22	Energy Transfer LP		3.003%	6/12/18	12,000	11,928
22	Engie SA		1.937%	11/8/18	1,155	1,140
22	Eni Finance USA Inc.		2.365%	11/30/18	1,260	1,236
22	Eni Finance USA Inc.		2.490%	1/29/19	500	488
22	Eni Finance USA Inc.	2.489%–2.490%		2/1/19	3,810	3,717
22	ERP Operating LP		2.339%	10/1/18	350	346
22	JP Morgan Securities LLC		2.344%	1/28/19	5,520	5,406
22	KFW		2.103%	1/17/19	6,170	6,054
22	KFW		2.098%	1/18/19	3,720	3,650
22	KFW		2.103%	1/22/19	7,450	7,307
22	Suncor Energy Inc.		1.990%	5/8/18	390	389
22	UBS AG		2.270%	1/11/19	2,275	2,230
22	Vodafone Group plc		1.770%	9/4/18	250	248
						60,483
Total Temporary Cash Investments (Cost $92,722)						92,583

					Notional
					Amount on
					Underlying
			Expiration		Swap
		Counterparty	Date	Exercise Rate	($000)
Options Purchased [23] (0.0%)
Credit Default Swaptions Purchased (0.0%)
	Call Swaptions on CDX-NA-IG-S30-
	V1 5-Year Index (Cost $1)	DBAG	4/18/18	60.00%	5,050	1

Total Investments (99.6%) (Cost $1,622,590)					1,605,153
				Notional
				Amount
	Expiration Date	Contracts	Exercise Price	($000)
Liability for Options Written [23] (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	4/13/18	5	USD 120.75	604	(3)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	4/20/18	12	USD 120.00	1,440	(15)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	4/20/18	11	USD 120.50	1,326	(10)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	4/20/18	11	USD 121.00	1,331	(6)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	39	USD 122.00	4,758	(16)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	4/13/18	5	USD 120.25	601	(1)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	4/20/18	11	USD 120.50	1,326	(2)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	4/20/18	12	USD 120.00	1,440	(1)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	11	USD 120.00	1,320	(3)
Total Options on Futures Written (Premiums Received $53)					(57)

				Notional
				Amount on
				Underlying
		Expiration		Swap
	Counterparty	Date	Exercise Rate	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-S29-
V1 5-Year Index	DBAG	4/18/18	60.00%	3,369	(5)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	5/16/18	67.50%	3,285	—
Put Swaptions on CDX-NA-IG-S29-
V1 5-Year Index	DBAG	4/18/18	60.00%	3,369	(3)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	5/16/18	72.50%	3,285	—
Total Credit Default Swaptions Written (Premiums Received $28)					(8)

Total Liability on Options Written (Premiums Received $81)					(65)

Other Asset and Liabilities-Net (0.4%)					6,727
Net Assets (100%)					1,611,815

1	Securities with a value of $1,097,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $722,000 have been segregated as initial margin for open cleared swap contracts.
3	Securities with a value of $94,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
7 Interest only security.
8 Inverse floating rate Interest only security whose interest rate is derived by subtracting 1-month USD LIBOR from a given cap.
9 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $322,876,000, representing 20.0% of net assets.
11 Security made only partial principal and/or interest payments during the period ended March 31, 2018.
12 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
13 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
14 Security value determined using significant unobservable inputs.
15 Face amount denominated in Australian dollars.
16 Non-income-producing security--security in default.
17 Face amount denominated in euro.
18 Face amount denominated in British pounds.
19 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
20 Guaranteed by the Government of Japan.
21 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
22 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31,
2018, the aggregate value of these securities was $59,786,000, representing 3.7% of net assets.
23 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain
(loss) for tax purposes. Unrealized appreciation (depreciation) on open credit default swaptions is generally treated the same for financial reporting and tax purposes.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2018	1,010	115,606	362
Euro-Buxl	June 2018	7	1,424	45
				407
Short Futures Contracts
2-Year U.S. Treasury Note	June 2018	(307)	(65,271)	(35)
Euro-Bobl	June 2018	(154)	(24,870)	(170)
Euro-Bund	June 2018	(108)	(21,186)	(317)
Ultra 10-Year U.S. Treasury Note	June 2018	(76)	(9,869)	(77)

Vanguard Short-Term Investment-Grade Portfolio

10-Year U.S. Treasury Note	June 2018	(27)	(3,271)	(3)
AUD 3-Year Treasury Bond	June 2018	(23)	(1,964)	(4)
30-Year U.S. Treasury Bond	June 2018	(12)	(1,760)	(36)
Ultra Long U.S. Treasury Bond	June 2018	(8)	(1,284)	(19)
Long Gilt	June 2018	(7)	(1,206)	(18)
AUD 10-Year Treasury Bond	June 2018	(5)	(498)	(8)
				(687)
				(280)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts are generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	4/16/18	EUR	1,440	USD	1,780	(6)
JPMorgan Chase Bank, N.A.	4/4/18	EUR	1,250	USD	1,537	2
Morgan Stanley Capital
Services LLC	4/16/18	EUR	270	USD	332	1
Morgan Stanley Capital
Services LLC	4/16/18	AUD	300	USD	231	(1)
Bank of America, N.A.	4/16/18	EUR	100	USD	123	—
Toronto-Dominion Bank	4/16/18	USD	9,966	EUR	8,035	69
Citibank, N.A.	4/16/18	USD	4,100	AUD	5,200	106
Goldman Sachs Bank AG	4/3/18	USD	1,778	EUR	1,440	6
JPMorgan Chase Bank, N.A.	4/16/18	USD	1,538	EUR	1,250	(2)
Citibank, N.A.	4/16/18	USD	1,175	GBP	840	(4)
Goldman Sachs Bank AG	4/16/18	USD	198	EUR	160	1
Toronto-Dominion Bank	4/16/18	USD	192	EUR	156	—
Deutsche Bank AG	4/16/18	USD	87	EUR	70	—
JPMorgan Chase Bank, N.A.	4/16/18	USD	74	EUR	60	—
Deutsche Bank AG	4/16/18	USD	42	EUR	34	—
						172
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Vanguard Short-Term Investment-Grade Portfolio

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-IG-S29-V1	12/20/22	USD 2,080	1.000	39	(4)
Credit Protection Purchased

iTraxx Europe-S28-V1	12/20/22	EUR 2,519	(1.000)	(71)	9
				(32)	5

1.	Periodic premium received/paid quarterly. EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	245	1.000[2]	5	(1)	4
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	160	1.000[2]	3	(1)	2
Berkshire
Hathaway
Inc./Aa2	12/20/21	GSI	350	1.000[2]	6	(2)	4
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	835	1.000[2]	15	(12)	3
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	415	1.000[2]	7	(7)	-
Comcast
Corp./A3	12/20/22	GSI	330	1.000[2]	7	(9)	(2)

Vanguard Short-Term Investment-Grade Portfolio

Federative
Republic of
Brazil/Ba2	9/20/18	BNPSW	490	1.000[2]	1	(1)	-
General Electric
Capital Corp./A2	12/20/19	DBAG	710	1.000[2]	8	(5)	3
International
Lease Finance
Corp./Baa3	6/20/22	BARC	555	1.000[2]	5	-	5

Metlife/A3	12/20/20	GSCM	350	1.000[2]	7	-	7

Metlife/A3	12/20/21	BARC	160	1.000[2]	3	-	3
People’s
Republic of
China/A1	6/20/22	BNPSW	665	1.000[2]	13	(5)	8
People’s
Republic of
China/A1	6/20/23	GSI	1,100	1.000[2]	19	(19)	-
Republic of
Chile/Aa3	6/20/23	BNPSW	1,250	1.000[2]	29	(30)	(1)
Republic of
Indonesia/Baa3	6/20/23	BNPSW	240	1.000[2]	-	-	-
Republic of
Peru/A3	6/20/23	GSI	158	1.000[2]	1	(1)	-
Southern
Co./Baa2	6/20/22	JPMC	3,270	1.000[2]	62	(47)	15
Verizon
Communications
Inc./Baa1	12/20/22	GSI	835	1.000[2]	15	(13)	2

Total					206	(153)	53

Credit Protection
Purchased

Aetna Inc.	12/20/19	CSFBI	475	(1.000)[2]	(7)	5	(2)

Aetna Inc.	6/20/20	GSCM	470	(1.000)[2]	(9)	8	(1)

Altria Group	12/20/21	GSI	1,740	(1.000)[2]	(50)	39	(11)

Altria Group	12/20/21	GSI	350	(1.000)[2]	(10)	8	(2)

Altria Group	12/20/21	GSI	230	(1.000)[2]	(7)	5	(2)
American
International
Group Inc.	6/20/20	BOANA	280	(1.000)[2]	(4)	2	(2)
American
International
Group Inc.	6/20/20	BOANA	280	(1.000)[2]	(4)	2	(2)
American
International
Group Inc.	12/20/20	GSCM	350	(1.000)[2]	(6)	4	(2)
American
International
Group Inc.	12/20/20	GSCM	175	(1.000)[2]	(3)	(2)	(5)

Autozone Inc.	12/20/20	GSCM	240	(1.000)[2]	(5)	5	-
Banco Bilbao
Vizcaya	6/20/21	BOANA	585	(1.000)[2]	(12)	(3)	(15)

Vanguard Short-Term Investment-Grade Portfolio

Argentaria SA
Bank of America
Corp.	3/20/20	GSCM	520	(1.000)[2]	(7)	3	(4)
Bank of China
Ltd.	12/20/21	BNPSW	300	(1.000)[2]	(6)	(1)	(7)
Bank of China
Ltd.	6/20/22	BNPSW	665	(1.000)[2]	(12)	-	(12)
Barclays Bank
plc	6/20/22	BOANA	845[1]	(1.000)[2]	(23)	15	(8)
Barclays Bank
plc	6/20/22	CSFBI	845[1]	(1.000)[2]	(24)	16	(8)
Barclays Bank
plc	12/20/22	CITNA	334[1]	(1.000)[2]	12	(13)	(1)

CECONOMY AG	6/20/22	BARC	580[1]	(1.000)[2]	(9)	(1)	(10)

CECONOMY AG	6/20/22	BARC	415[1]	(1.000)[2]	(6)	(1)	(7)

CECONOMY AG	6/20/22	BARC	415[1]	(1.000)[2]	(6)	(1)	(7)

CECONOMY AG	6/20/22	BARC	165[1]	(1.000)[2]	(3)	-	(3)

CECONOMY AG	6/20/22	BARC	165[1]	(1.000)[2]	(2)	(1)	(3)

CECONOMY AG	6/20/22	BARC	165[1]	(1.000)[2]	(2)	-	(2)

CMBX-NA-AAA-9	9/17/58	CSFBI	475	(0.500)[3]	-	(17)	(17)

CMBX-NA-AAA-9	9/17/58	JPM	470	(0.500)[3]	(1)	(23)	(24)

CMBX-NA-AAA-9	9/17/58	JPM	460	(0.500)[3]	-	(17)	(17)

CMBX-NA-AAA-9	9/17/58	GSI	90	(0.500)[3]	-	(4)	(4)
Commerzbank
AG	6/20/21	BOANA	590	(1.000)[2]	(10)	(5)	(15)
CVS Health
Corp.	12/20/20	BOANA	240	(1.000)[2]	(5)	5	-
CVS Health
Corp.	12/20/20	BOANA	240	(1.000)[2]	(5)	5	-
CVS Health
Corp.	12/20/20	BOANA	120	(1.000)[2]	(3)	2	(1)
CVS Health
Corp.	12/20/20	BOANA	120	(1.000)[2]	(2)	2	-
CVS Health
Corp.	12/20/21	JPMC	700	(1.000)[2]	(15)	15	-
CVS Health
Corp.	12/20/21	BARC	465	(1.000)[2]	(10)	11	1
CVS Health
Corp.	12/20/21	BARC	160	(1.000)[2]	(4)	4	-
Deutsche Bank
AG	12/20/22	JPMC	830	(1.000)[2]	3	4	7
Deutsche Bank
AG	12/20/22	JPMC	500	(1.000)[2]	2	3	5
Deutsche Bank
AG	12/20/22	JPMC	335	(1.000)[2]	1	2	3

Dominion Energy
Inc.	12/20/20	JPMC	2,420	(1.000)[2]	(51)	47	(4)
Dominion Energy
Inc.	12/20/20	JPMC	2,420	(1.000)[2]	(51)	45	(6)

Vanguard Short-Term Investment-Grade Portfolio

Dominion Energy
Inc.	6/20/22	JPMC	410	(1.000)[2]	(10)	12	2
EI du Pont de
Nemours & Co.	12/20/20	JPMC	625	(1.000)[2]	(13)	8	(5)
Enel Investment
Holding BV	6/20/22	BNPSW	830[1]	(1.000)[2]	(24)	14	(10)

Exelon Corp.	6/20/22	JPMC	655	(1.000)[2]	(17)	18	1

Exelon Corp.	6/20/22	JPMC	410	(1.000)[2]	(11)	12	1
Federal Express
Corp.	12/20/18	GSCM	520	(1.000)[2]	(4)	1	(3)
Federative
Republic of Brazil	12/20/22	BNPSW	935	(1.000)[2]	18	(41)	(23)
Federative
Republic of Brazil	12/20/22	GSI	442	(1.000)[2]	8	(19)	(11)
Federative
Republic of Brazil	12/20/22	CITNA	214	(1.000)[2]	4	(7)	(3)
Federative
Republic of Brazil	6/20/23	JPMC	1,500	(1.000)[2]	43	(44)	(1)
Federative
Republic of Brazil	12/20/25	BOANA	578	(1.000)[2]	42	(128)	(86)
Federative
Republic of Brazil	12/20/25	GSCM	275	(1.000)[2]	20	(57)	(37)
Lincoln National
Corp.	6/20/21	BARC	80	(1.000)[2]	(2)	(1)	(3)
Lincoln National
Corp.	6/20/21	BARC	80	(1.000)[2]	(2)	2	-
Lincoln National
Corp.	12/20/21	BARC	160	(1.000)[2]	(4)	-	(4)
McDonald’s
Corp.	6/20/22	GSI	675	(1.000)[2]	(21)	18	(3)

McKesson Corp.	3/20/19	JPMC	430	(1.000)[2]	(4)	3	(1)

McKesson Corp.	3/20/19	JPMC	430	(1.000)[2]	(4)	3	(1)

Raytheon Co.	12/20/21	GSI	585	(1.000)[2]	(18)	16	(2)

Raytheon Co.	12/20/21	GSI	580	(1.000)[2]	(18)	16	(2)
Republic of
Korea	9/20/18	JPMC	200	(1.000)[2]	(1)	-	(1)
Republic of
Philippines	6/20/23	GSI	1,000	(1.000)[2]	(13)	12	(1)
Republic of
South Africa	12/20/20	JPMC	550	(1.000)[2]	(4)	(24)	(28)
Republic of
Turkey	6/20/18	BNPSW	590	(1.000)[2]	(1)	1	-
Republic of
Turkey	3/20/19	BNPSW	485	(1.000)[2]	(1)	-	(1)
Republic of
Turkey	3/20/19	BNPSW	480	(1.000)[2]	(1)	-	(1)
Republic of
Turkey	12/20/19	GSCM	825	(1.000)[2]	(1)	(7)	(8)
Republic of
Turkey	12/20/19	GSCM	815	(1.000)[2]	(1)	(7)	(8)
Republic of
Turkey	6/20/20	BNPSW	1,200	(1.000)[2]	2	(6)	(4)
Republic of
Turkey	6/20/20	BNPSW	615	(1.000)[2]	1	(6)	(5)
Republic of	6/20/20	GSCM		(1.000)[2]	1	(2)	(1)

Vanguard Short-Term Investment-Grade Portfolio

Turkey			500
Republic of
Turkey	6/20/20	BNPSW	490	(1.000)[2]	1	(2)	(1)
Republic of
Turkey	6/20/23	BNPSW	1,600	(1.000)[2]	67	(74)	(7)
Republic of
Turkey	6/20/23	GSI	400	(1.000)[2]	17	(18)	(1)
Royal Bank of
Scotland plc	12/20/20	BNPSW	430	(1.000)[2]	(8)	2	(6)

Sempra Energy	6/20/22	JPMC	655	(1.000)[2]	(16)	18	2

Sempra Energy	6/20/22	JPMC	410	(1.000)[2]	(10)	11	1
Societe General
SA	12/20/21	JPMC	235	(1.000)[2]	(6)	1	(5)
Standard
Chartered Bank	12/20/21	JPMC	395	(1.000)[2]	(10)	(1)	(11)

State of Qatar	6/20/22	CITNA	50	(1.000)[2]	(1)	-	(1)

UniCredit SpA	6/20/22	JPMC	335	(1.000)[2]	8	(21)	(13)
United Mexican
States	12/20/18	DBAG	100	(1.000)[2]	(1)	-	(1)
UnitedHealth
Group Inc.	12/20/19	CSFBI	475	(1.000)[2]	(7)	5	(2)
UnitedHealth
Group Inc.	6/20/20	CSFBI	470	(1.000)[2]	(9)	8	(1)

Walt Disney Co.	12/20/22	CITNA	330	(1.000)[2]	(10)	9	(1)
Wells Fargo &
Co.	9/20/20	BOANA	620	(1.000)[2]	(11)	6	(5)

					(388)	(101)	(489)
							(436)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

3 Periodic premium received/paid monthly.

BARC--Barclays Bank plc.

BNPSW--BNP Paribas.

BOANA--Bank of America,

N.A. CITNA—Citibank N.A.

CSFBI--Credit Suisse First Boston International.

DBAG—Deutsche Bank AG.

GSCM--Goldman Sachs Bank USA.

GSI--Goldman Sachs International.

JPM--JP Morgan Securities.

JPMC--JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps

Vanguard Short-Term Investment-Grade Portfolio

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Terminati	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation
on Date	Date	($000)	(%)	(%)	($000)	) ($000)
6/20/19	6/20/18[1]	7,079	1.500	(0.000)	(68)	1
7/16/19	N/A	2,000	2.088	(1.720)	(9)	(9)
11/21/19	N/A	3,250	1.891	(1.892)	(32)	(32)
3/31/20	4/4/18[1]	23,141	2.623	(2.251)	30	30
6/22/20	6/20/18[1]	7,291	(1.750)	0.000	125	(6)
12/18/20	N/A	4,840	2.117	(2.177)	(66)	(67)
12/18/20	N/A	2,430	2.110	(2.177)	(34)	(34)
6/21/21	6/20/18[1]	1,244	(1.750)	0.000	34	(2)
6/20/22	6/20/18[1]	3,364	(1.750)	0.000	124	(11)
6/20/23	6/20/18[1]	1,375	2.000	(0.000)	(48)	6
2/28/25	6/29/18[1]	6,738	(2.895)	0.000	(62)	(62)
6/20/25	6/20/18[1]	7,944	(2.000)	0.000	396	(51)
11/16/43	6/29/18[1]	1,930	(3.064)	0.000	(81)	(81)
					309	(318)

1	Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semi-annually.
3	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or

Vanguard Short-Term Investment-Grade Portfolio

option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	141,374	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	346,315	870
Corporate Bonds	—	889,019	390
Sovereign Bonds	—	132,069	—
Taxable Municipal Bonds	—	2,532	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	25,984	66,599	—
Options Purchased	—	1	—
Liability for Options Written	(57)	(8)	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(66)	—	—
Forward Currency Contracts—Assets	—	185	—

Vanguard Short-Term Investment-Grade Portfolio

Forward Currency Contracts—Liabilities	—	(13)	—
Swap Contracts—Assets	26[1]	79	—
Swap Contracts—Liabilities	(32)[1]	(515)	—
Total	25,934	1,577,637	1,260
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long

Vanguard Short-Term Investment-Grade Portfolio

positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard Short-Term Investment-Grade Portfolio

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Options: The portfolio invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The portfolio invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At March 31, 2018, the cost of investment securities for tax purposes was $1,622,603,000. Net unrealized depreciation of investment securities for tax purposes was $17,451,000, consisting of unrealized gains of $2,443,000 on securities that had risen in value since their purchase and $19,894,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments (unaudited)

As of March 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.2%)
U.S. Government Securities (39.8%)
United States Treasury Note/Bond	1.625%	3/31/19	2,100	2,090
United States Treasury Note/Bond	1.250%	4/30/19	10,716	10,612
United States Treasury Note/Bond	1.625%	4/30/19	12,543	12,471
United States Treasury Note/Bond	0.875%	5/15/19	12,139	11,964
United States Treasury Note/Bond	3.125%	5/15/19	5,200	5,253
United States Treasury Note/Bond	1.125%	5/31/19	5,650	5,581
United States Treasury Note/Bond	1.250%	5/31/19	2,518	2,491
United States Treasury Note/Bond	1.500%	5/31/19	5,100	5,060
United States Treasury Note/Bond	0.875%	6/15/19	6,053	5,959
United States Treasury Note/Bond	1.000%	6/30/19	441	434
United States Treasury Note/Bond	1.250%	6/30/19	14,850	14,678
United States Treasury Note/Bond	1.625%	6/30/19	3,702	3,677
United States Treasury Note/Bond	0.750%	7/15/19	10,440	10,249
United States Treasury Note/Bond	1.375%	7/31/19	1,645	1,627
United States Treasury Note/Bond	1.625%	7/31/19	2,487	2,468
United States Treasury Note/Bond	0.750%	8/15/19	8,514	8,348
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,834
United States Treasury Note/Bond	8.125%	8/15/19	64	69
United States Treasury Note/Bond	1.000%	8/31/19	175	172
United States Treasury Note/Bond	1.250%	8/31/19	1,500	1,480
United States Treasury Note/Bond	1.625%	8/31/19	4,236	4,201
United States Treasury Note/Bond	0.875%	9/15/19	6,355	6,232
United States Treasury Note/Bond	1.000%	9/30/19	2,075	2,038
United States Treasury Note/Bond	1.750%	9/30/19	2,150	2,135
United States Treasury Note/Bond	1.250%	10/31/19	625	615
United States Treasury Note/Bond	1.500%	10/31/19	3,660	3,618
United States Treasury Note/Bond	1.000%	11/15/19	5,275	5,171
United States Treasury Note/Bond	3.375%	11/15/19	10,318	10,502
United States Treasury Note/Bond	1.500%	11/30/19	4,242	4,190
United States Treasury Note/Bond	1.750%	11/30/19	55	55
United States Treasury Note/Bond	1.375%	12/15/19	7,160	7,054
United States Treasury Note/Bond	1.125%	12/31/19	500	490
United States Treasury Note/Bond	1.625%	12/31/19	3,275	3,240
United States Treasury Note/Bond	1.250%	1/31/20	424	416
United States Treasury Note/Bond	1.375%	1/31/20	564	555
United States Treasury Note/Bond	2.000%	1/31/20	100	100
United States Treasury Note/Bond	1.375%	2/15/20	4,110	4,042
United States Treasury Note/Bond	3.625%	2/15/20	11,175	11,449
United States Treasury Note/Bond	8.500%	2/15/20	887	989
United States Treasury Note/Bond	1.250%	2/29/20	2,143	2,102
United States Treasury Note/Bond	1.375%	2/29/20	7,494	7,368
United States Treasury Note/Bond	2.250%	2/29/20	3,325	3,323
United States Treasury Note/Bond	1.625%	3/15/20	10,505	10,372
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,765
United States Treasury Note/Bond	1.375%	3/31/20	7,070	6,943
United States Treasury Note/Bond	2.250%	3/31/20	4,665	4,664
United States Treasury Note/Bond	1.500%	4/15/20	5,780	5,688
United States Treasury Note/Bond	1.125%	4/30/20	7,175	7,002
United States Treasury Note/Bond	1.375%	4/30/20	6,773	6,645

United States Treasury Note/Bond	1.500%	5/15/20	10,100	9,931
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,600
United States Treasury Note/Bond	1.375%	5/31/20	4,300	4,214
United States Treasury Note/Bond	1.500%	5/31/20	4,508	4,430
United States Treasury Note/Bond	1.500%	6/15/20	19,980	19,627
United States Treasury Note/Bond	1.625%	6/30/20	1,110	1,093
United States Treasury Note/Bond	1.875%	6/30/20	7,025	6,954
United States Treasury Note/Bond	1.500%	7/15/20	26,997	26,495
United States Treasury Note/Bond	1.625%	7/31/20	5,194	5,112
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,401
United States Treasury Note/Bond	1.500%	8/15/20	12,710	12,468
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,272
United States Treasury Note/Bond	8.750%	8/15/20	8,425	9,665
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,783
United States Treasury Note/Bond	2.125%	8/31/20	967	962
United States Treasury Note/Bond	1.375%	9/15/20	9,434	9,217
United States Treasury Note/Bond	2.000%	9/30/20	597	592
United States Treasury Note/Bond	1.625%	10/15/20	21,575	21,184
United States Treasury Note/Bond	1.375%	10/31/20	6,831	6,662
United States Treasury Note/Bond	1.750%	10/31/20	7,636	7,518
United States Treasury Note/Bond	1.750%	11/15/20	14,080	13,862
United States Treasury Note/Bond	2.625%	11/15/20	2,290	2,304
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,479
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,493
United States Treasury Note/Bond	1.875%	12/15/20	3,470	3,425
United States Treasury Note/Bond	1.750%	12/31/20	5,856	5,759
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,150
United States Treasury Note/Bond	2.000%	1/15/21	8,727	8,638
United States Treasury Note/Bond	1.375%	1/31/21	6,706	6,521
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,140
United States Treasury Note/Bond	2.250%	2/15/21	11,225	11,179
United States Treasury Note/Bond	3.625%	2/15/21	5,863	6,064
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,361
United States Treasury Note/Bond	1.125%	2/28/21	580	559
United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,004
United States Treasury Note/Bond	2.375%	3/15/21	9,742	9,737
United States Treasury Note/Bond	1.250%	3/31/21	11,715	11,325
United States Treasury Note/Bond	2.250%	3/31/21	9,450	9,407
United States Treasury Note/Bond	1.375%	4/30/21	650	630
United States Treasury Note/Bond	2.250%	4/30/21	5,375	5,349
United States Treasury Note/Bond	3.125%	5/15/21	5,975	6,099
United States Treasury Note/Bond	1.375%	5/31/21	3,665	3,547
United States Treasury Note/Bond	2.000%	5/31/21	9,483	9,357
United States Treasury Note/Bond	1.125%	6/30/21	6,671	6,399
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,118
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,384
United States Treasury Note/Bond	2.125%	8/15/21	3,845	3,802
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,509
United States Treasury Note/Bond	2.000%	8/31/21	7,250	7,140
United States Treasury Note/Bond	1.125%	9/30/21	1,417	1,353
United States Treasury Note/Bond	2.125%	9/30/21	1,900	1,878
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,460
United States Treasury Note/Bond	2.000%	10/31/21	4,670	4,594
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,048
United States Treasury Note/Bond	1.750%	11/30/21	5,622	5,478
United States Treasury Note/Bond	1.875%	11/30/21	3,526	3,452
United States Treasury Note/Bond	2.000%	12/31/21	3,795	3,727

United States Treasury Note/Bond	2.125%	12/31/21	3,528	3,483
United States Treasury Note/Bond	1.500%	1/31/22	2,600	2,505
United States Treasury Note/Bond	1.875%	1/31/22	8,835	8,633
United States Treasury Note/Bond	2.000%	2/15/22	235	231
United States Treasury Note/Bond	1.750%	2/28/22	6,530	6,348
United States Treasury Note/Bond	1.875%	2/28/22	5,015	4,897
United States Treasury Note/Bond	1.750%	3/31/22	8,649	8,403
United States Treasury Note/Bond	1.875%	3/31/22	5,865	5,723
United States Treasury Note/Bond	1.750%	4/30/22	4,200	4,076
United States Treasury Note/Bond	1.875%	4/30/22	3,760	3,665
United States Treasury Note/Bond	1.750%	5/15/22	342	332
United States Treasury Note/Bond	1.750%	5/31/22	5,633	5,462
United States Treasury Note/Bond	1.875%	5/31/22	5,650	5,508
United States Treasury Note/Bond	1.750%	6/30/22	14,425	13,974
United States Treasury Note/Bond	2.125%	6/30/22	1,040	1,023
United States Treasury Note/Bond	1.875%	7/31/22	2,967	2,886
United States Treasury Note/Bond	2.000%	7/31/22	6,025	5,895
United States Treasury Note/Bond	1.625%	8/15/22	169	163
United States Treasury Note/Bond	7.250%	8/15/22	100	120
United States Treasury Note/Bond	1.625%	8/31/22	6,905	6,642
United States Treasury Note/Bond	1.875%	8/31/22	4,495	4,371
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,119
United States Treasury Note/Bond	1.875%	9/30/22	13,975	13,578
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,332
United States Treasury Note/Bond	2.000%	10/31/22	7,431	7,254
United States Treasury Note/Bond	1.625%	11/15/22	4,125	3,959
United States Treasury Note/Bond	7.625%	11/15/22	40	49
United States Treasury Note/Bond	2.000%	11/30/22	21,833	21,305
United States Treasury Note/Bond	2.125%	12/31/22	10,051	9,854
United States Treasury Note/Bond	1.750%	1/31/23	7,020	6,759
United States Treasury Note/Bond	2.375%	1/31/23	2,430	2,409
United States Treasury Note/Bond	2.000%	2/15/23	123	120
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,041
United States Treasury Note/Bond	1.500%	2/28/23	1,775	1,687
United States Treasury Note/Bond	2.625%	2/28/23	361	362
United States Treasury Note/Bond	1.500%	3/31/23	7,130	6,770
United States Treasury Note/Bond	2.500%	3/31/23	7,000	6,976
United States Treasury Note/Bond	1.625%	4/30/23	5,215	4,976
United States Treasury Note/Bond	1.750%	5/15/23	8,100	7,773
United States Treasury Note/Bond	1.625%	5/31/23	7,175	6,840
United States Treasury Note/Bond	1.375%	6/30/23	5,050	4,749
United States Treasury Note/Bond	1.250%	7/31/23	3,300	3,079
United States Treasury Note/Bond	2.500%	8/15/23	4,760	4,735
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,764
United States Treasury Note/Bond	1.375%	8/31/23	10,235	9,600
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,169
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,558
United States Treasury Note/Bond	2.750%	11/15/23	11,011	11,083
United States Treasury Note/Bond	2.125%	11/30/23	6,400	6,231
United States Treasury Note/Bond	2.250%	12/31/23	3,450	3,379
United States Treasury Note/Bond	2.250%	1/31/24	825	807
United States Treasury Note/Bond	2.750%	2/15/24	8,910	8,963
United States Treasury Note/Bond	2.125%	2/29/24	13,065	12,691
United States Treasury Note/Bond	2.125%	3/31/24	9,000	8,733
United States Treasury Note/Bond	2.000%	4/30/24	385	371
United States Treasury Note/Bond	2.500%	5/15/24	9,960	9,870
United States Treasury Note/Bond	2.000%	5/31/24	8,489	8,168

United States Treasury Note/Bond	2.000%	6/30/24	11,655	11,207
United States Treasury Note/Bond	2.125%	7/31/24	7,736	7,490
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,363
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,438
United States Treasury Note/Bond	2.125%	9/30/24	2,694	2,605
United States Treasury Note/Bond	2.250%	10/31/24	7,630	7,430
United States Treasury Note/Bond	2.250%	11/15/24	11,681	11,369
United States Treasury Note/Bond	7.500%	11/15/24	25	32
United States Treasury Note/Bond	2.125%	11/30/24	10,905	10,531
United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,600
United States Treasury Note/Bond	2.500%	1/31/25	5,465	5,399
United States Treasury Note/Bond	2.000%	2/15/25	9,325	8,915
United States Treasury Note/Bond	2.750%	2/28/25	1,320	1,325
United States Treasury Note/Bond	2.625%	3/31/25	8,000	7,962
United States Treasury Note/Bond	2.125%	5/15/25	14,910	14,348
United States Treasury Note/Bond	2.000%	8/15/25	10,781	10,267
United States Treasury Note/Bond	6.875%	8/15/25	1,957	2,504
United States Treasury Note/Bond	2.250%	11/15/25	7,246	7,009
United States Treasury Note/Bond	1.625%	2/15/26	17,546	16,178
United States Treasury Note/Bond	1.625%	5/15/26	9,289	8,539
United States Treasury Note/Bond	1.500%	8/15/26	4,949	4,490
United States Treasury Note/Bond	6.750%	8/15/26	630	820
United States Treasury Note/Bond	2.000%	11/15/26	17,605	16,596
United States Treasury Note/Bond	6.500%	11/15/26	765	987
United States Treasury Note/Bond	2.250%	2/15/27	5,557	5,338
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,393
United States Treasury Note/Bond	2.375%	5/15/27	10,622	10,300
United States Treasury Note/Bond	2.250%	8/15/27	7,822	7,497
United States Treasury Note/Bond	6.375%	8/15/27	185	241
United States Treasury Note/Bond	2.250%	11/15/27	9,297	8,899
United States Treasury Note/Bond	6.125%	11/15/27	346	445
United States Treasury Note/Bond	2.750%	2/15/28	10,410	10,407
United States Treasury Note/Bond	5.500%	8/15/28	955	1,190
United States Treasury Note/Bond	5.250%	11/15/28	2,435	2,989
United States Treasury Note/Bond	6.125%	8/15/29	830	1,100
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,830
United States Treasury Note/Bond	4.500%	2/15/36	2,500	3,085
United States Treasury Note/Bond	4.750%	2/15/37	400	511
United States Treasury Note/Bond	5.000%	5/15/37	900	1,185
United States Treasury Note/Bond	4.375%	2/15/38	900	1,106
United States Treasury Note/Bond	3.500%	2/15/39	2,395	2,627
United States Treasury Note/Bond	4.250%	5/15/39	4,432	5,384
United States Treasury Note/Bond	4.500%	8/15/39	2,306	2,892
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,482
United States Treasury Note/Bond	4.625%	2/15/40	5,050	6,451
United States Treasury Note/Bond	4.375%	5/15/40	3,735	4,623
United States Treasury Note/Bond	3.875%	8/15/40	3,680	4,252
United States Treasury Note/Bond	4.250%	11/15/40	1,780	2,169
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,156
United States Treasury Note/Bond	4.375%	5/15/41	1,840	2,286
United States Treasury Note/Bond	3.750%	8/15/41	5,550	6,311
United States Treasury Note/Bond	3.125%	11/15/41	1,916	1,975
United States Treasury Note/Bond	3.125%	2/15/42	1,431	1,475
United States Treasury Note/Bond	3.000%	5/15/42	10,225	10,311
United States Treasury Note/Bond	2.750%	8/15/42	7,240	6,979
United States Treasury Note/Bond	2.750%	11/15/42	8,796	8,469
United States Treasury Note/Bond	3.125%	2/15/43	6,075	6,245

United States Treasury Note/Bond	2.875%	5/15/43	6,850	6,735
United States Treasury Note/Bond	3.625%	8/15/43	6,980	7,795
United States Treasury Note/Bond	3.750%	11/15/43	4,617	5,262
United States Treasury Note/Bond	3.625%	2/15/44	3,224	3,603
United States Treasury Note/Bond	3.375%	5/15/44	6,129	6,575
United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,224
United States Treasury Note/Bond	3.000%	11/15/44	10,540	10,586
United States Treasury Note/Bond	2.500%	2/15/45	6,460	5,883
United States Treasury Note/Bond	3.000%	5/15/45	4,767	4,786
United States Treasury Note/Bond	2.875%	8/15/45	9,208	9,019
United States Treasury Note/Bond	3.000%	11/15/45	3,799	3,811
United States Treasury Note/Bond	2.500%	2/15/46	8,128	7,379
United States Treasury Note/Bond	2.500%	5/15/46	7,381	6,695
United States Treasury Note/Bond	2.250%	8/15/46	5,306	4,557
United States Treasury Note/Bond	2.875%	11/15/46	12,500	12,227
United States Treasury Note/Bond	3.000%	2/15/47	562	563
United States Treasury Note/Bond	3.000%	5/15/47	6,493	6,508
United States Treasury Note/Bond	2.750%	8/15/47	6,713	6,399
United States Treasury Note/Bond	2.750%	11/15/47	11,006	10,490
United States Treasury Note/Bond	3.000%	2/15/48	9,250	9,277
				1,362,226
Agency Bonds and Notes (1.8%)
1 AID-Iraq	2.149%	1/18/22	100	98
1 AID-Israel	5.500%	12/4/23	50	57
1 AID-Israel	5.500%	4/26/24	475	545
1 AID-Jordan	1.945%	6/23/19	200	199
1 AID-Jordan	2.503%	10/30/20	225	224
1 AID-Jordan	2.578%	6/30/22	200	198
1 AID-Jordan	3.000%	6/30/25	200	198
1 AID-Ukraine	1.844%	5/16/19	200	199
1 AID-Ukraine	1.847%	5/29/20	200	197
1 AID-Ukraine	1.471%	9/29/21	175	168
2 Federal Farm Credit Banks	5.150%	11/15/19	500	523
2 Federal Farm Credit Banks	2.375%	3/27/20	125	125
2 Federal Farm Credit Banks	1.680%	10/13/20	200	196
2 Federal Farm Credit Banks	3.500%	12/20/23	75	78
2 Federal Home Loan Banks	1.375%	5/28/19	500	495
2 Federal Home Loan Banks	1.125%	6/21/19	1,200	1,184
2 Federal Home Loan Banks	0.875%	8/5/19	550	540
2 Federal Home Loan Banks	1.000%	9/26/19	600	589
2 Federal Home Loan Banks	1.500%	10/21/19	1,100	1,087
2 Federal Home Loan Banks	1.375%	11/15/19	400	394
2 Federal Home Loan Banks	2.125%	2/11/20	810	807
2 Federal Home Loan Banks	1.875%	3/13/20	75	74
2 Federal Home Loan Banks	4.125%	3/13/20	300	310
2 Federal Home Loan Banks	2.375%	3/30/20	680	681
2 Federal Home Loan Banks	1.375%	9/28/20	475	463
2 Federal Home Loan Banks	5.250%	12/11/20	425	456
2 Federal Home Loan Banks	1.375%	2/18/21	450	437
2 Federal Home Loan Banks	5.625%	6/11/21	35	38
2 Federal Home Loan Banks	1.125%	7/14/21	525	502
2 Federal Home Loan Banks	1.875%	11/29/21	500	489
2 Federal Home Loan Banks	2.125%	3/10/23	970	946
2 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,860
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	600	593
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,144
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	871	856

3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	479	473
3 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	3,000	2,965
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,133
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	500	493
3 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	440	431
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	860	843
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	1,506	1,485
3 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	1,200	1,197
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	955
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	794
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	172
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,114
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	683
3 Federal National Mortgage Assn.	1.750%	6/20/19	1,000	994
3 Federal National Mortgage Assn.	0.875%	8/2/19	1,000	982
3 Federal National Mortgage Assn.	1.000%	8/28/19	1,700	1,671
3 Federal National Mortgage Assn.	1.750%	9/12/19	2,000	1,986
3 Federal National Mortgage Assn.	0.000%	10/9/19	570	550
3 Federal National Mortgage Assn.	1.000%	10/24/19	500	490
3 Federal National Mortgage Assn.	1.750%	11/26/19	1,000	991
3 Federal National Mortgage Assn.	1.625%	1/21/20	1,000	988
3 Federal National Mortgage Assn.	1.500%	2/28/20	632	622
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,000	981
3 Federal National Mortgage Assn.	1.500%	7/30/20	1,000	980
3 Federal National Mortgage Assn.	1.500%	11/30/20	694	678
3 Federal National Mortgage Assn.	1.875%	12/28/20	1,000	985
3 Federal National Mortgage Assn.	1.375%	2/26/21	550	534
3 Federal National Mortgage Assn.	1.250%	8/17/21	525	504
3 Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,154
3 Federal National Mortgage Assn.	2.000%	1/5/22	500	490
3 Federal National Mortgage Assn.	2.000%	10/5/22	850	828
3 Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,363
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	495
3 Federal National Mortgage Assn.	2.125%	4/24/26	575	543
3 Federal National Mortgage Assn.	1.875%	9/24/26	500	461
3 Federal National Mortgage Assn.	6.250%	5/15/29	175	227
3 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,292
3 Federal National Mortgage Assn.	7.250%	5/15/30	300	425
3 Federal National Mortgage Assn.	6.625%	11/15/30	300	410
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	373
Private Export Funding Corp.	1.450%	8/15/19	125	123
Private Export Funding Corp.	2.250%	3/15/20	150	149
Private Export Funding Corp.	2.300%	9/15/20	50	50
Private Export Funding Corp.	4.300%	12/15/21	100	106
Private Export Funding Corp.	2.800%	5/15/22	125	126
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,042
Private Export Funding Corp.	3.550%	1/15/24	100	104
Private Export Funding Corp.	2.450%	7/15/24	100	98
Private Export Funding Corp.	3.250%	6/15/25	50	51
2 Tennessee Valley Authority	2.250%	3/15/20	150	150
2 Tennessee Valley Authority	3.875%	2/15/21	250	260
2 Tennessee Valley Authority	1.875%	8/15/22	175	170
2 Tennessee Valley Authority	2.875%	9/15/24	191	191
2 Tennessee Valley Authority	6.750%	11/1/25	134	168
2 Tennessee Valley Authority	7.125%	5/1/30	1,000	1,396
2 Tennessee Valley Authority	4.650%	6/15/35	175	206
2 Tennessee Valley Authority	5.880%	4/1/36	250	341

2	Tennessee Valley Authority	5.500%	6/15/38	100	132
2	Tennessee Valley Authority	5.250%	9/15/39	412	539
2	Tennessee Valley Authority	4.875%	1/15/48	100	125
2	Tennessee Valley Authority	5.375%	4/1/56	50	69
2	Tennessee Valley Authority	4.625%	9/15/60	180	223
2	Tennessee Valley Authority	4.250%	9/15/65	200	232
					59,736
Conventional Mortgage-Backed Securities (21.5%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	2,255	2,156
3,4	Fannie Mae Pool	2.500%	1/1/27–10/1/46	22,781	22,358
3,4,5	Fannie Mae Pool	3.000%	11/1/25–4/1/48	78,468	77,370
3,4,5	Fannie Mae Pool	3.500%	10/1/20–4/1/48	94,701	95,231
3,4,5	Fannie Mae Pool	4.000%	8/1/18–4/1/48	60,539	62,354
3,4,5	Fannie Mae Pool	4.500%	5/1/18–4/1/48	23,334	24,570
3,4	Fannie Mae Pool	5.000%	4/1/18–1/1/44	8,733	9,399
3,4	Fannie Mae Pool	5.500%	4/1/18–4/1/40	7,225	7,909
3,4	Fannie Mae Pool	6.000%	9/1/19–5/1/41	4,596	5,122
3,4	Fannie Mae Pool	6.500%	11/1/18–10/1/39	1,290	1,437
3,4	Fannie Mae Pool	7.000%	6/1/23–11/1/37	406	455
3,4	Fannie Mae Pool	7.500%	11/1/22–2/1/32	39	43
3,4	Fannie Mae Pool	8.000%	6/1/22–11/1/30	34	35
3,4	Fannie Mae Pool	8.500%	7/1/22–4/1/31	10	11
3,4	Fannie Mae Pool	9.000%	7/1/22	1	1
3,4	Fannie Mae Pool	9.500%	9/1/19–2/1/25	2	2
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	892	850
3,4	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	16,258	15,969
3,4,5	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/48	55,901	55,081
3,4,5	Freddie Mac Gold Pool	3.500%	9/1/25–4/1/48	61,570	62,010
3,4,5	Freddie Mac Gold Pool	4.000%	7/1/18–4/1/48	36,079	37,139
3,4,5	Freddie Mac Gold Pool	4.500%	4/1/18–4/1/48	13,632	14,296
3,4	Freddie Mac Gold Pool	5.000%	4/1/18–10/1/41	4,625	4,964
3,4	Freddie Mac Gold Pool	5.500%	7/1/20–6/1/41	3,785	4,140
3,4	Freddie Mac Gold Pool	6.000%	8/1/20–3/1/39	2,743	3,054
3,4	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	826	919
3,4	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	291	329
3,4	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	22	26
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	23	24
3,4	Freddie Mac Gold Pool	8.500%	8/1/23–11/1/30	13	13
3,4	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	4
4	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	3,101	3,061
4,5	Ginnie Mae I Pool	3.500%	11/15/25–4/1/48	3,599	3,647
4,5	Ginnie Mae I Pool	4.000%	10/15/24–4/1/48	4,810	4,967
4	Ginnie Mae I Pool	4.500%	8/15/18–3/15/41	4,881	5,141
4	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	3,261	3,484
4	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	1,842	2,014
4	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	1,405	1,565
4	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	341	375
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	89	98
4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	40	42
4	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	27	28
4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	4	4
4	Ginnie Mae I Pool	9.000%	12/15/19–10/15/26	2	2
4	Ginnie Mae I Pool	9.500%	12/15/21	1	1
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	2,327	2,238
4	Ginnie Mae II Pool	3.000%	2/20/27–2/20/48	54,762	53,928
4,5	Ginnie Mae II Pool	3.500%	9/20/25–4/1/48	85,038	86,132
4,5	Ginnie Mae II Pool	4.000%	9/20/25–4/1/48	38,599	39,884

4,5	Ginnie Mae II Pool	4.500%	2/20/39–4/1/48	14,172	14,922
4	Ginnie Mae II Pool	5.000%	12/20/32–7/20/44	4,709	5,044
4	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,506	1,607
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	725	806
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	255	286
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	30	35
					736,582
Nonconventional Mortgage-Backed Securities (0.1%)
3,4	Fannie Mae Pool	2.124%	3/1/43	155	153
3,4	Fannie Mae Pool	2.178%	6/1/43	118	117
3,4	Fannie Mae Pool	2.196%	10/1/42	71	72
3,4	Fannie Mae Pool	2.267%	7/1/43	172	168
3,4	Fannie Mae Pool	2.394%	10/1/42	73	73
3,4	Fannie Mae Pool	2.435%	9/1/43	16	16
3,4,7	Fannie Mae Pool	2.576%	4/1/37	19	19
3,4	Fannie Mae Pool	2.723%	1/1/42	61	61
3,4	Fannie Mae Pool	2.725%	3/1/42	80	83
3,4,7	Fannie Mae Pool	2.879%	9/1/43	97	103
3,4,8	Fannie Mae Pool	2.985%	6/1/37	10	10
3,4,6	Fannie Mae Pool	3.060%	9/1/37	56	60
3,4,6	Fannie Mae Pool	3.066%	10/1/37	24	25
3,4,6	Fannie Mae Pool	3.112%	12/1/41	38	39
3,4,6	Fannie Mae Pool	3.298%	7/1/36	10	10
3,4,6	Fannie Mae Pool	3.310%	12/1/33	14	14
3,4	Fannie Mae Pool	3.345%	8/1/42	80	80
3,4,6	Fannie Mae Pool	3.362%	8/1/35	67	71
3,4,8	Fannie Mae Pool	3.363%	7/1/38	8	8
3,4,6	Fannie Mae Pool	3.385%	11/1/36	26	27
3,4,6	Fannie Mae Pool	3.410%	9/1/40	24	26
3,4,6	Fannie Mae Pool	3.415%	6/1/36	1	1
3,4,6	Fannie Mae Pool	3.423%	10/1/37	31	31
3,4,6	Fannie Mae Pool	3.440%	10/1/39–9/1/42	94	98
3,4,6	Fannie Mae Pool	3.445%	7/1/39	7	7
3,4,6	Fannie Mae Pool	3.448%	8/1/40	39	40
3,4,6	Fannie Mae Pool	3.450%	12/1/40	34	36
3,4,6	Fannie Mae Pool	3.455%	11/1/39	8	8
3,4,6	Fannie Mae Pool	3.471%	9/1/34	8	8
3,4,6	Fannie Mae Pool	3.499%	5/1/40	22	23
3,4,6	Fannie Mae Pool	3.500%	10/1/40	37	38
3,4,8	Fannie Mae Pool	3.530%	12/1/37	26	27
3,4,6	Fannie Mae Pool	3.533%	4/1/37	15	16
3,4,7	Fannie Mae Pool	3.535%	7/1/37	10	11
3,4,7	Fannie Mae Pool	3.537%	8/1/37	26	27
3,4,7	Fannie Mae Pool	3.541%	5/1/42	70	72
3,4,6	Fannie Mae Pool	3.543%	2/1/36	9	9
3,4,8	Fannie Mae Pool	3.547%	12/1/35	37	39
3,4,6	Fannie Mae Pool	3.555%	11/1/41	46	48
3,4,6	Fannie Mae Pool	3.556%	12/1/39	39	40
3,4,6	Fannie Mae Pool	3.560%	11/1/33–12/1/40	93	97
3,4,6	Fannie Mae Pool	3.563%	11/1/41	37	39
3,4,6	Fannie Mae Pool	3.565%	11/1/40–12/1/40	45	48
3,4,6	Fannie Mae Pool	3.567%	12/1/41	39	42
3,4,6	Fannie Mae Pool	3.568%	9/1/40	66	70
3,4,6	Fannie Mae Pool	3.570%	12/1/40	16	17
3,4,6	Fannie Mae Pool	3.575%	3/1/42	34	36
3,4,6	Fannie Mae Pool	3.578%	3/1/41	29	31
3,4,6	Fannie Mae Pool	3.579%	1/1/37	17	18

3,4,7	Fannie Mae Pool	3.587%	7/1/42	26	28
3,4,6	Fannie Mae Pool	3.590%	8/1/39	16	16
3,4,6	Fannie Mae Pool	3.600%	1/1/42	43	45
3,4,7	Fannie Mae Pool	3.602%	8/1/39	38	39
3,4,6	Fannie Mae Pool	3.615%	4/1/41–5/1/42	60	61
3,4,6	Fannie Mae Pool	3.627%	3/1/38	5	5
3,4,6	Fannie Mae Pool	3.635%	11/1/39	18	18
3,4,6	Fannie Mae Pool	3.637%	5/1/41–7/1/41	124	130
3,4,6	Fannie Mae Pool	3.638%	5/1/40	8	8
3,4,6	Fannie Mae Pool	3.640%	11/1/34	14	15
3,4,6	Fannie Mae Pool	3.645%	1/1/40	23	24
3,4,6	Fannie Mae Pool	3.682%	2/1/41	18	18
3,4,6	Fannie Mae Pool	3.703%	6/1/41	10	11
3,4,6	Fannie Mae Pool	3.726%	3/1/41	50	52
3,4	Fannie Mae Pool	3.732%	6/1/41	39	42
3,4,6	Fannie Mae Pool	3.739%	2/1/41	21	22
3,4,6	Fannie Mae Pool	3.750%	2/1/41	23	24
3,4,6	Fannie Mae Pool	3.787%	5/1/36	3	3
3,4,8	Fannie Mae Pool	3.788%	1/1/35	48	51
3,4	Freddie Mac Non Gold Pool	2.388%	5/1/42	13	13
3,4	Freddie Mac Non Gold Pool	2.732%	2/1/42	34	34
3,4,6	Freddie Mac Non Gold Pool	2.735%	10/1/37	2	2
3,4,7	Freddie Mac Non Gold Pool	2.990%	6/1/37	12	13
3,4,8	Freddie Mac Non Gold Pool	3.216%	5/1/36	10	10
3,4,6	Freddie Mac Non Gold Pool	3.329%	7/1/35	11	12
3,4,6	Freddie Mac Non Gold Pool	3.375%	1/1/38	10	11
3,4,6	Freddie Mac Non Gold Pool	3.390%	12/1/36	14	15
3,4,6	Freddie Mac Non Gold Pool	3.410%	10/1/37	15	16
3,4,6	Freddie Mac Non Gold Pool	3.490%	1/1/35	3	4
3,4,6	Freddie Mac Non Gold Pool	3.492%	12/1/36	23	24
3,4,6	Freddie Mac Non Gold Pool	3.495%	12/1/40	31	32
3,4,6	Freddie Mac Non Gold Pool	3.496%	12/1/34	9	9
3,4,8	Freddie Mac Non Gold Pool	3.497%	11/1/34	28	29
3,4,6	Freddie Mac Non Gold Pool	3.500%	5/1/38	2	2
3,4,6	Freddie Mac Non Gold Pool	3.515%	12/1/36	6	6
3,4,6	Freddie Mac Non Gold Pool	3.522%	9/1/37	13	14
3,4,6	Freddie Mac Non Gold Pool	3.537%	3/1/37	4	4
3,4,6	Freddie Mac Non Gold Pool	3.561%	12/1/35	24	25
3,4,6	Freddie Mac Non Gold Pool	3.562%	2/1/37	10	10
3,4,6	Freddie Mac Non Gold Pool	3.630%	5/1/40–12/1/40	53	55
3,4,6	Freddie Mac Non Gold Pool	3.635%	2/1/42	19	19
3,4,6	Freddie Mac Non Gold Pool	3.649%	9/1/40	36	38
3,4,6	Freddie Mac Non Gold Pool	3.650%	11/1/40	28	28
3,4,6	Freddie Mac Non Gold Pool	3.694%	6/1/41	14	15
3,4,6	Freddie Mac Non Gold Pool	3.703%	1/1/41	7	7
3,4,6	Freddie Mac Non Gold Pool	3.706%	5/1/40	11	11
3,4,6	Freddie Mac Non Gold Pool	3.708%	6/1/40	32	33
3,4,6	Freddie Mac Non Gold Pool	3.729%	6/1/40	39	41
3,4,6	Freddie Mac Non Gold Pool	3.743%	1/1/41	39	41
3,4,6	Freddie Mac Non Gold Pool	3.753%	5/1/37	22	22
3,4,8	Freddie Mac Non Gold Pool	3.803%	10/1/36	14	15
3,4,6	Freddie Mac Non Gold Pool	3.861%	3/1/41	10	10
3,4,6	Freddie Mac Non Gold Pool	3.901%	2/1/41	11	12
3,4,6	Freddie Mac Non Gold Pool	3.910%	2/1/41	23	24
3,4,8	Freddie Mac Non Gold Pool	3.972%	2/1/36	10	11
3,4,6	Freddie Mac Non Gold Pool	4.566%	3/1/38	5	5
4,8	Ginnie Mae II Pool	2.375%	1/20/41–3/20/43	213	219

4,8	Ginnie Mae II Pool	2.625%	4/20/41–6/20/43	181	185
4,8	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	67	70
4	Ginnie Mae II Pool	3.000%	5/20/41	11	12
4,8	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	309	320
4,8	Ginnie Mae II Pool	3.625%	11/20/40	5	5
					4,307
Total U.S. Government and Agency Obligations (Cost $2,195,162)					2,162,851
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	54	54
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	4	4
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	50	50
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	24	24
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	50	50
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	100	99
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	25
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	150	150
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	423
4	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	250	247
4	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	300	294
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	375	368
4	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	225	220
4	American Express Credit Account Master
	Trust 2018-1	2.670%	10/17/22	275	275
4	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	250	250
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	75	74
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	80	79
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	250	246
4	BA Credit Card Trust 2018-A1	2.700%	7/17/23	475	473
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	50	51
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	75	76
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	72	72
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.748%	2/15/50	28	28
4	BANK 2017 - BNK5	3.390%	6/15/60	150	149
4	BANK 2017 - BNK5	3.624%	6/15/60	100	99
4	BANK 2017 - BNK6	3.518%	7/15/60	404	402
4	BANK 2017 - BNK6	3.741%	7/15/60	404	406
4	BANK 2017 - BNK7	3.175%	9/15/60	100	97
4	BANK 2017 - BNK7	3.435%	9/15/60	75	75
4	BANK 2017 - BNK7	3.748%	9/15/60	75	75
4	BANK 2017 - BNK8	3.488%	11/15/50	150	150
4	BANK 2017 - BNK8	3.731%	11/15/50	25	25
4	BANK 2017 - BNK9	3.279%	11/15/54	150	148
4	BANK 2017 - BNK9	3.538%	11/15/54	150	150
4	BANK 2018 - BNK10	3.641%	2/15/61	50	51
4	BANK 2018 - BNK10	3.688%	2/15/61	250	252

4 BANK 2018 - BNK10	3.898%	2/15/61	50	51
Bank of Nova Scotia	2.125%	9/11/19	250	248
Bank of Nova Scotia	1.850%	4/14/20	450	442
Bank of Nova Scotia	1.875%	4/26/21	175	170
4 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	100	100
4 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	125	123
4 BBCMS MORTGAGE TRUST 2017-C1	3.674%	2/15/50	325	326
4 BBCMS MORTGAGE TRUST 2017-C1	3.898%	2/15/50	100	102
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	54	55
4 BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	100	101
4 BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	50	51
4 BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	125	128
4 BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	325	334
4 BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	150	155
4 BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	100	103
4 BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	225	233
4 BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	75	74
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	35	35
4 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	150	149
4 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	49
4 Capital Auto Receivables Asset Trust 2015-
1	1.860%	10/21/19	39	39
4 Capital Auto Receivables Asset Trust 2015-
2	1.730%	9/20/19	29	29
4 Capital Auto Receivables Asset Trust 2015-
2	1.970%	1/21/20	75	75
4 Capital Auto Receivables Asset Trust 2015-
3	1.940%	1/21/20	54	54
4 Capital Auto Receivables Asset Trust 2015-
3	2.130%	5/20/20	75	75
4 Capital Auto Receivables Asset Trust 2015-
4	1.830%	3/20/20	55	55
4 Capital Auto Receivables Asset Trust 2015-
4	2.010%	7/20/20	75	75
4 Capital Auto Receivables Asset Trust 2016-
3	1.690%	3/20/21	50	49
4 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	250	247
4 Capital One Multi-Asset Execution Trust
2015-A5	1.600%	5/17/21	100	100
4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	150	147
4 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	170	168
4 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	200	197
4 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	100	99
4 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	250	246
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	225	219
4 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	22	22
4 CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	11	11
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	16	16
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	50	50

4 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	52	52
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	50	50
4 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	65	65
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	50	49
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	100	99
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	49
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	75	74
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	49
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	75	74
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	50
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	142
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	100
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	25
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	146
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	31
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	50
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	125
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	75
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	17	17
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	349
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	125	127
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	150	146
CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	100	100
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	250	242
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	50	50
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	150	148
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	304
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	225
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	147
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	325	325
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	225	222
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	195
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	225	221
4 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	100	100
4 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	200	199
4 Citibank Credit Card Issuance Trust 2014-
A6	2.150%	7/15/21	500	497
4 Citibank Credit Card Issuance Trust 2014-
A8	1.730%	4/9/20	325	325
4 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	200	195
4 Citibank Credit Card Issuance Trust 2017-
A2	1.740%	1/19/21	325	323
4 Citibank Credit Card Issuance Trust 2017-
A9	1.800%	9/20/21	340	336
4 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	550	545

4 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	75	75
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	100	99
4 Citigroup Commercial Mortgage Trust
2013-GC15	3.161%	9/10/46	72	72
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	50	53
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	75	79
4 Citigroup Commercial Mortgage Trust
2014-GC19	2.790%	3/10/47	36	36
4 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	25	25
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	25	26
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	25	26
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	50	51
4 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	50	50
4 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	100	101
4 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	175	177
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	225	221
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	100	99
4 Citigroup Commercial Mortgage Trust
2015-GC29	2.674%	4/10/48	50	50
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.192%	4/10/48	175	172
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.758%	4/10/48	84	84
4 Citigroup Commercial Mortgage Trust
2015-GC31	3.762%	6/10/48	100	102
4 Citigroup Commercial Mortgage Trust
2015-GC33	3.778%	9/10/58	100	102
4 Citigroup Commercial Mortgage Trust
2016-C1	3.003%	5/10/49	55	54
4 Citigroup Commercial Mortgage Trust
2016-C1	3.209%	5/10/49	125	123
4 Citigroup Commercial Mortgage Trust
2016-GC36	3.616%	2/10/49	225	227
4 Citigroup Commercial Mortgage Trust
2016-P4	2.902%	7/10/49	75	72
4 Citigroup Commercial Mortgage Trust
2017-B1	3.458%	8/15/50	250	248
4 Citigroup Commercial Mortgage Trust
2017-B1	3.711%	8/15/50	50	50
4 Citigroup Commercial Mortgage Trust
2017-C4	3.471%	10/12/50	150	149
4 Citigroup Commercial Mortgage Trust
2017-C4	3.764%	10/12/50	50	50

4	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	50	51
4	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	275	285
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	58
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	66
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	78
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	123
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	21
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	30	30
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	30	31
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	41
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	157
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	32
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	1	1
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	50
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	51
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	51
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	52
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	26
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	26
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	65
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	50
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	72
4	COMM 2013-CCRE9 Mortgage Trust	4.243%	7/10/45	90	94
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	31	31
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	42
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	103
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	58
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	80	80
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	31
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	58
4	COMM 2014-CCRE15 Mortgage Trust	4.710%	2/10/47	28	29
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	51
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	77
4	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	50	50
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	25
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	52
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	50	51
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	179
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	51
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	51
4	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	86	86
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	176
4	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	50
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	155
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	100
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	52
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	24
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	22
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	56
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	15
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	10
4	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	50
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	102
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	127

4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	45
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	128
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	125	125
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	126
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	228
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	51
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	50	50
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	149
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	50
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	75
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	100
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	50
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	127
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	228
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	126
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	126
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	25
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	123
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	50
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	152
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	127
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.505%	4/15/50	100	100
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.791%	4/15/50	75	76
4 CSAIL 2015-C1 Commercial Mortgage
Trust	4.044%	4/15/50	50	51
4 CSAIL 2015-C2 Commercial Mortgage
Trust	1.454%	6/15/57	33	33
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.504%	6/15/57	150	150
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.849%	6/15/57	75	76
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.448%	8/15/48	85	86
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.718%	8/15/48	100	101
4 CSAIL 2015-C3 Commercial Mortgage
Trust	4.108%	8/15/48	50	50
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.617%	11/15/48	50	50
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.808%	11/15/48	75	77
4 CSAIL 2016-C7 Commercial Mortgage
Trust	3.502%	11/15/49	200	200
4 CSAIL 2017-C8 Commercial Mortgage
Trust	3.392%	6/15/50	150	149
4 CSAIL 2017-CX10 Commercial Mortgage
Trust	3.458%	11/15/50	150	149
4 CSAIL 2017-CX9 Commercial Mortgage
Trust	3.446%	9/15/50	50	50
4 DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	74
4 DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	100	96
4 DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	98
4 DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	49
4 Discover Card Execution Note Trust 2015-
A2	1.900%	10/17/22	275	271

4	Discover Card Execution Note Trust 2015-
	A3	1.450%	3/15/21	225	224
4	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	225	222
4	Discover Card Execution Note Trust 2016-
	A1	1.640%	7/15/21	350	348
4	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	150	147
4	Discover Card Execution Note Trust 2018-
	A1	3.030%	8/15/25	225	226
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	146	148
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	335	342
3,4	Fannie Mae-Aces 2013-M12	2.392%	3/25/23	234	227
3,4	Fannie Mae-Aces 2013-M14	2.522%	4/25/23	269	263
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	350	352
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	18	18
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	100	97
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	243	242
3,4	Fannie Mae-Aces 2014-M1	3.193%	7/25/23	445	448
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	179	178
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	324	321
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	41	40
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	125	124
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	346	352
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	108	106
3,4	Fannie Mae-Aces 2014-M3	3.466%	1/25/24	175	178
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	177
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	315	313
3,4	Fannie Mae-Aces 2014-M7	3.271%	6/25/24	309	309
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	35	34
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	173
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	199
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	289
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	98
3,4	Fannie Mae-Aces 2015-M12	2.793%	5/25/25	225	218
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	268
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	208	201
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	97
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	150	148
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	193
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	100	98
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	98
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	233
3,4	Fannie Mae-Aces 2016-M12	2.448%	9/25/26	250	235
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	193
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	97
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	95
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	190
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	50	48
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	71
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	281
3,4	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	200	189
3,4	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	110	106
3,4	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	300	299
3,4	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	275	272
3,4	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	200	192
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	150	146

3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	509
3,4	Fannie Mae-Aces 2018-M2	2.903%	1/25/28	425	413
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	38	38
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	55	55
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	30	30
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	30	30
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	250	257
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	133	137
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	350	350
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	150	147
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	350	343
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	225	221
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	325	320
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	325	321
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K028	3.111%	2/25/23	475	479
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	325	331
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	209	209
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	3.250%	4/25/23	325	330
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	340	346
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	220	221
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.310%	5/25/23	340	346
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	236	235
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	3.060%	7/25/23	325	327
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	288	296
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K035	3.458%	8/25/23	400	410
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	325	334
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	90	89
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	400	409
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	56	55

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	225	229
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	85	85
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	275	279
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	275	278
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	43	41
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	44	44
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	150	150
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	112	109
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	175	175
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	175	177
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	85	84
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	175	178
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	225	228
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	125	125
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	200	203
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	125	125
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	75	74
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	200	195
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	150	144
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	100	96
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	475	484
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	300	301
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	433	436
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	150	149
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	125	126
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	200	199
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	75	76
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	100	101

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	100	102
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	100	97
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K503	1.384%	1/25/19	82	81
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	325	324
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	100	100
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K704	2.412%	8/25/18	54	54
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K706	2.323%	10/25/18	97	97
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K707	2.220%	12/25/18	150	150
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	25	25
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.321%	12/25/18	54	53
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	425	421
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	193	191
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	525	521
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	400	402
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	41	41
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	370	373
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	225	226
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	187	184
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	225	224
3,4	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	200	195
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	125	126
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	225	231
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	50	50
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	125	125
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	150	149
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	125	122
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	100	100
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	200	199

3,4	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	200	199
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	275	276
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/24/24	25	25
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	275	284
4	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	37	37
4	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	6	6
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	25	25
4	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	15	14
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	50	50
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	19	19
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	50	50
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	100	99
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	73
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	375	370
4	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	1.760%	2/15/21	225	223
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	160	158
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-3	2.480%	9/15/24	170	167
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	225	225
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-2	3.170%	3/15/25	200	200
4	GM Financial Automobile Leasing Trust
	2015-2	1.850%	7/22/19	25	25
4	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	15	15
4	GM Financial Automobile Leasing Trust
	2015-3	1.810%	11/20/19	50	50
4	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	100	100
4	GM Financial Automobile Leasing Trust
	2016-2	1.620%	9/20/19	81	81
4	GM Financial Automobile Leasing Trust
	2016-3	1.610%	12/20/19	75	75
4	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	125	125
4	GM Financial Automobile Leasing Trust
	2018-1	2.680%	12/20/21	25	25
4	GS Mortgage Securities Corporation II
	2013-GC10	2.943%	2/10/46	92	91
4	GS Mortgage Securities Corporation II
	2013-GC10	3.279%	2/10/46	35	35
4	GS Mortgage Securities Corporation II
	2015-GC30	2.726%	5/10/50	100	99
4	GS Mortgage Securities Corporation II
	2015-GC30	3.382%	5/10/50	150	149
4	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	81
4	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	303
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	166	167
4	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	123
4	GS Mortgage Securities Trust 2013-GC13	4.057%	7/10/46	20	21

4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	90
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	39
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	34	34
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	31
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	157
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	52
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	50	51
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	51
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	129
4 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	25	26
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	50	50
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	76
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	228
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	51
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	51
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	149
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	127
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	51
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	125
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	100
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	73
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	191
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	75
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	50
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	152
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	50
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	149
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	259
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	70
4 Honda Auto Receivables 2015-1 Owner
Trust	1.320%	11/16/20	56	56
4 Honda Auto Receivables 2015-2 Owner
Trust	1.040%	2/21/19	3	3
4 Honda Auto Receivables 2015-2 Owner
Trust	1.470%	8/23/21	50	50
4 Honda Auto Receivables 2015-3 Owner
Trust	1.270%	4/18/19	14	14
4 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	50	50
4 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	68	67
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	100	99
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	250	250
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	75	75
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	15	14
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	42	42
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	27	27
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	50	50
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	75	74
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	73
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	195	197
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	143	141

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	178
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	52
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	39
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	100	104
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	205
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	50
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	75	77
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	250	238
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	100	101
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	75	76
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	100	100
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	100	100
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	40
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.031%	7/15/45	26	27
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	41
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	104
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	31
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	37	37
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	10
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	68
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	36
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	132
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	26
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.830%	2/15/47	30	31
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	49	49
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	99
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	52

4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	30
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	26
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	179
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	87
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	76
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	203
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	125	125
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	175
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	100
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	109
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	58
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	125	125
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	123
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	49
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	100	100
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	57
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	101
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	127
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	102
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	54

4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	58
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	126
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	126
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	83
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	75
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	400	405
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	75	73
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	50	49
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	75	74
JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	50	50
4 LB-UBS Commercial Mortgage Trust 2008-
C1	6.319%	4/15/41	2	2
4 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	175	174
4 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	75	75
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	25	25
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	17	17
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	25	25
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	100	100
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.167%	8/15/46	40	42
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.367%	8/15/46	20	21
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.001%	10/15/46	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	100	105
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	68	67
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	14	14
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	100	100
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	88	89
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	110	112
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	100	104

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.633%	2/15/47	100	106
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	25	25
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	100	103
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.322%	6/15/47	50	52
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	100	101
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.432%	10/15/47	50	52
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	125	126
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	75	76
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	200	198
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	100	99
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	75	75
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	75	75
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	125	127
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	125	126
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	75	76
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	75	76
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	75	75
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	50	51
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	75	76
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	100	100
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	225	227
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	200	191
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	250	242
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	150	152

Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	100	101
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	125	123
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	150	150
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	350
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	76
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	76
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	96
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	80
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	189
4 Morgan Stanley Capital I Trust 2016-
UBS12	3.596%	12/15/49	200	200
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	150
4 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	100	99
4 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	70	69
4 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	25	25
4 Nissan Auto Receivables 2013-C Owner
Trust	1.300%	6/15/20	3	3
4 Nissan Auto Receivables 2014-A Owner
Trust	1.340%	8/17/20	16	16
4 Nissan Auto Receivables 2014-B Owner
Trust	1.110%	5/15/19	2	2
4 Nissan Auto Receivables 2015-A Owner
Trust	1.050%	10/15/19	16	16
4 Nissan Auto Receivables 2015-B Owner
Trust	1.340%	3/16/20	36	36
4 Nissan Auto Receivables 2015-B Owner
Trust	1.790%	1/17/22	50	49
4 Nissan Auto Receivables 2015-C Owner
Trust	1.370%	5/15/20	34	34
4 Nissan Auto Receivables 2015-C Owner
Trust	1.670%	2/15/22	75	74
4 Nissan Auto Receivables 2016-C Owner
Trust	1.180%	1/15/21	100	99
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	75	73
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	104	101
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	125	125
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	100	100
4 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	100	99
Royal Bank of Canada	2.200%	9/23/19	225	224
Royal Bank of Canada	2.100%	10/14/20	800	785
4 Royal Bank of Canada	1.875%	2/5/21	400	394
Royal Bank of Canada	2.300%	3/22/21	175	173
4 Santander Drive Auto Receivables Trust
2017-3	1.870%	6/15/21	90	89
4 Santander Drive Auto Receivables Trust
2018-1	2.320%	8/16/21	25	25
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	373	364

4 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	150	148
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	150	147
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	275	276
4 Synchrony Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	146
4 TIAA Seasoned Commercial Mortgage
Trust 2007-C4	5.477%	8/15/39	10	10
9 Toronto-Dominion Bank	2.250%	3/15/21	250	246
4 Toyota Auto Receivables 2015-B Owner
Trust	1.270%	5/15/19	27	27
4 Toyota Auto Receivables 2015-B Owner
Trust	1.740%	9/15/20	125	124
4 Toyota Auto Receivables 2015-C Owner
Trust	1.340%	6/17/19	23	23
4 Toyota Auto Receivables 2015-C Owner
Trust	1.690%	12/15/20	75	75
4 Toyota Auto Receivables 2016-B Owner
Trust	1.300%	4/15/20	39	38
4 Toyota Auto Receivables 2016-B Owner
Trust	1.520%	8/16/21	75	74
4 Toyota Auto Receivables 2016-C Owner
Trust	1.140%	8/17/20	72	72
4 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	50	49
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	225	222
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	125	124
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	50	49
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	99
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	50
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	149
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	50
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	173
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	75
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	98
4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	150
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	62
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	99
4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	150
4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	102
4 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	152
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	282
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	78
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	104
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	165	165
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	25
4 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	275	285

4 Volkswagen Auto Loan Enhanced Trust
2014-2	1.390%	5/20/21	61	61
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	69
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	49	49
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	77
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	100	100
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	75
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	125
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	75
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	124
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	73
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	275	271
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	175
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	31
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	126
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	176
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	29
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	276	270
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	77
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	78
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	50	49
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	102
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	210	213

4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	150	140
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	58
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	125
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	50
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	75	73
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	100	102
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	100	98
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	162	155
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	192	190
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	54	53
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	175	172
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	100	100
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	100	98
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	150	151
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	25	25
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	250	247
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	275	285
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	50	52
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	175	177
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	125	126
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	100	102
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	75	75
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	139	137
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	93
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	39
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	18
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	75
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15

4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	150
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	75
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	20
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	104
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	21
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	20	20
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	31
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	32
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	53
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	25
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	25
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	1	1
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	25
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	25
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	52
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	25	25
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	25
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	76
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	153
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	25
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	76	77
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	51

4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.428%	11/15/47	65	65
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	65	66
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	2.862%	3/15/47	24	24
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	60	61
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	140	145
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	60	62
4	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	150	147
4	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	200	200
4	World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	9	9
4	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	34	33
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	50	49
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $91,429)					90,039
Corporate Bonds (27.9%)
Finance (8.9%)
	Banking (6.4%)
	American Express Co.	2.200%	10/30/20	300	296
	American Express Co.	2.500%	8/1/22	500	481
	American Express Co.	2.650%	12/2/22	225	217
	American Express Co.	3.400%	2/27/23	300	299
	American Express Co.	3.000%	10/30/24	300	288
	American Express Co.	3.625%	12/5/24	150	149
	American Express Co.	4.050%	12/3/42	67	67
	American Express Credit Corp.	1.875%	5/3/19	200	199
	American Express Credit Corp.	2.250%	8/15/19	275	274
	American Express Credit Corp.	2.200%	3/3/20	250	248
	American Express Credit Corp.	2.375%	5/26/20	330	327
	American Express Credit Corp.	2.600%	9/14/20	300	297
	American Express Credit Corp.	2.250%	5/5/21	275	267
	American Express Credit Corp.	2.700%	3/3/22	300	293
	American Express Credit Corp.	3.300%	5/3/27	350	339
	Australia & New Zealand Banking Group
	Ltd.	1.600%	7/15/19	175	172
	Australia & New Zealand Banking Group
	Ltd.	2.050%	9/23/19	250	248
	Australia & New Zealand Banking Group
	Ltd.	2.125%	8/19/20	250	244
	Australia & New Zealand Banking Group
	Ltd.	2.250%	11/9/20	200	196
	Australia & New Zealand Banking Group
	Ltd.	2.700%	11/16/20	300	297
	Australia & New Zealand Banking Group
	Ltd.	2.300%	6/1/21	325	317
	Australia & New Zealand Banking Group
	Ltd.	2.550%	11/23/21	250	244
	Australia & New Zealand Banking Group
	Ltd.	2.625%	5/19/22	200	195
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	200	194

	Australia & New Zealand Banking Group
	Ltd.	3.700%	11/16/25	250	253
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	249
	Banco Santander SA	5.179%	11/19/25	450	470
	Banco Santander SA	3.800%	2/23/28	200	192
	Bank of America Corp.	2.650%	4/1/19	400	400
	Bank of America Corp.	2.250%	4/21/20	500	492
	Bank of America Corp.	2.625%	10/19/20	575	570
	Bank of America Corp.	2.625%	4/19/21	755	744
4	Bank of America Corp.	2.369%	7/21/21	500	492
4	Bank of America Corp.	2.328%	10/1/21	400	391
4	Bank of America Corp.	2.738%	1/23/22	300	295
	Bank of America Corp.	2.503%	10/21/22	300	288
	Bank of America Corp.	3.300%	1/11/23	650	647
4	Bank of America Corp.	3.124%	1/20/23	145	144
4	Bank of America Corp.	2.881%	4/24/23	1,000	979
4	Bank of America Corp.	2.816%	7/21/23	1,250	1,217
	Bank of America Corp.	4.100%	7/24/23	300	309
4,9	Bank of America Corp.	3.004%	12/20/23	1,346	1,315
	Bank of America Corp.	4.125%	1/22/24	325	334
4	Bank of America Corp.	3.550%	3/5/24	600	601
	Bank of America Corp.	4.000%	4/1/24	392	399
	Bank of America Corp.	4.200%	8/26/24	475	480
	Bank of America Corp.	4.000%	1/22/25	455	453
	Bank of America Corp.	3.950%	4/21/25	500	493
4	Bank of America Corp.	3.093%	10/1/25	350	336
4	Bank of America Corp.	3.366%	1/23/26	300	292
	Bank of America Corp.	4.450%	3/3/26	675	687
	Bank of America Corp.	3.500%	4/19/26	100	98
	Bank of America Corp.	4.250%	10/22/26	850	854
	Bank of America Corp.	3.248%	10/21/27	1,175	1,107
	Bank of America Corp.	4.183%	11/25/27	375	371
4	Bank of America Corp.	3.824%	1/20/28	425	419
4	Bank of America Corp.	3.705%	4/24/28	350	344
4	Bank of America Corp.	3.593%	7/21/28	600	580
4,9	Bank of America Corp.	3.419%	12/20/28	1,334	1,277
4	Bank of America Corp.	3.970%	3/5/29	200	200
	Bank of America Corp.	6.110%	1/29/37	435	521
4	Bank of America Corp.	4.244%	4/24/38	350	357
	Bank of America Corp.	7.750%	5/14/38	240	333
	Bank of America Corp.	5.875%	2/7/42	300	373
	Bank of America Corp.	5.000%	1/21/44	600	670
	Bank of America Corp.	4.875%	4/1/44	300	331
	Bank of America Corp.	4.750%	4/21/45	100	106
4	Bank of America Corp.	4.443%	1/20/48	100	104
	Bank of America NA	6.000%	10/15/36	250	311
	Bank of Montreal	1.500%	7/18/19	400	394
	Bank of Montreal	2.100%	12/12/19	175	173
	Bank of Montreal	1.900%	8/27/21	325	312
	Bank of Montreal	2.550%	11/6/22	150	145
4	Bank of Montreal	3.803%	12/15/32	1,000	947
	Bank of New York Mellon Corp.	2.200%	5/15/19	275	274
	Bank of New York Mellon Corp.	5.450%	5/15/19	200	206
	Bank of New York Mellon Corp.	2.300%	9/11/19	500	496
	Bank of New York Mellon Corp.	2.600%	8/17/20	175	174
	Bank of New York Mellon Corp.	2.450%	11/27/20	150	148
	Bank of New York Mellon Corp.	2.050%	5/3/21	250	243

Bank of New York Mellon Corp.	3.550%	9/23/21	300	304
Bank of New York Mellon Corp.	2.600%	2/7/22	200	196
Bank of New York Mellon Corp.	2.950%	1/29/23	195	192
4 Bank of New York Mellon Corp.	2.661%	5/16/23	200	194
Bank of New York Mellon Corp.	2.200%	8/16/23	225	211
Bank of New York Mellon Corp.	3.250%	9/11/24	150	148
Bank of New York Mellon Corp.	3.000%	2/24/25	250	241
Bank of New York Mellon Corp.	2.800%	5/4/26	200	188
Bank of New York Mellon Corp.	2.450%	8/17/26	125	113
Bank of New York Mellon Corp.	3.250%	5/16/27	150	144
4 Bank of New York Mellon Corp.	3.442%	2/7/28	150	147
Bank of New York Mellon Corp.	3.000%	10/30/28	200	184
Bank of New York Mellon Corp.	3.300%	8/23/29	100	94
Bank of Nova Scotia	2.150%	7/14/20	200	196
Bank of Nova Scotia	2.350%	10/21/20	1,000	984
Bank of Nova Scotia	2.800%	7/21/21	420	417
Bank of Nova Scotia	2.700%	3/7/22	250	245
Bank of Nova Scotia	4.500%	12/16/25	300	306
Barclays Bank plc	2.650%	1/11/21	200	197
Barclays plc	2.750%	11/8/19	100	99
Barclays plc	2.875%	6/8/20	500	496
Barclays plc	3.250%	1/12/21	300	299
Barclays plc	3.200%	8/10/21	150	148
Barclays plc	3.684%	1/10/23	800	792
Barclays plc	4.375%	9/11/24	200	195
Barclays plc	3.650%	3/16/25	350	337
Barclays plc	4.375%	1/12/26	300	301
Barclays plc	5.200%	5/12/26	435	439
Barclays plc	4.337%	1/10/28	500	495
Barclays plc	4.836%	5/9/28	400	392
Barclays plc	5.250%	8/17/45	250	264
Barclays plc	4.950%	1/10/47	200	204
BB&T Corp.	6.850%	4/30/19	400	417
BB&T Corp.	5.250%	11/1/19	100	104
BB&T Corp.	2.450%	1/15/20	130	129
BB&T Corp.	2.150%	2/1/21	125	122
BB&T Corp.	2.050%	5/10/21	225	218
BB&T Corp.	2.750%	4/1/22	175	171
BB&T Corp.	2.850%	10/26/24	100	96
BNP Paribas SA	2.375%	5/21/20	375	371
BNP Paribas SA	5.000%	1/15/21	475	500
BPCE SA	2.500%	7/15/19	250	249
BPCE SA	2.250%	1/27/20	125	123
BPCE SA	2.650%	2/3/21	275	271
BPCE SA	2.750%	12/2/21	250	245
9 BPCE SA	3.000%	5/22/22	250	245
BPCE SA	4.000%	4/15/24	325	329
BPCE SA	3.375%	12/2/26	250	242
Branch Banking & Trust Co.	1.450%	5/10/19	175	172
Branch Banking & Trust Co.	2.250%	6/1/20	400	393
Branch Banking & Trust Co.	3.625%	9/16/25	500	497
Canadian Imperial Bank of Commerce	1.600%	9/6/19	175	172
Canadian Imperial Bank of Commerce	2.100%	10/5/20	200	196
Canadian Imperial Bank of Commerce	2.700%	2/2/21	150	148
Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	340
Capital One Bank USA NA	2.300%	6/5/19	400	397
Capital One Bank USA NA	8.800%	7/15/19	350	375

	Capital One Bank USA NA	3.375%	2/15/23	235	229
	Capital One Financial Corp.	2.450%	4/24/19	200	199
	Capital One Financial Corp.	2.500%	5/12/20	250	246
	Capital One Financial Corp.	2.400%	10/30/20	250	245
	Capital One Financial Corp.	4.750%	7/15/21	50	52
	Capital One Financial Corp.	3.050%	3/9/22	175	172
	Capital One Financial Corp.	3.200%	1/30/23	350	341
	Capital One Financial Corp.	3.500%	6/15/23	27	27
	Capital One Financial Corp.	3.750%	4/24/24	175	174
	Capital One Financial Corp.	3.300%	10/30/24	225	217
	Capital One Financial Corp.	4.200%	10/29/25	175	173
	Capital One Financial Corp.	3.750%	7/28/26	500	473
	Capital One Financial Corp.	3.750%	3/9/27	100	96
	Capital One Financial Corp.	3.800%	1/31/28	300	290
	Capital One NA	2.400%	9/5/19	100	99
	Capital One NA	1.850%	9/13/19	225	221
	Capital One NA	2.250%	9/13/21	175	168
	Capital One NA	2.650%	8/8/22	500	482
	Citibank NA	1.850%	9/18/19	400	395
	Citibank NA	2.100%	6/12/20	175	171
	Citibank NA	2.125%	10/20/20	400	391
	Citibank NA	2.850%	2/12/21	200	198
4,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	372	402
	Citigroup Inc.	2.550%	4/8/19	1,300	1,297
	Citigroup Inc.	2.050%	6/7/19	175	173
	Citigroup Inc.	2.450%	1/10/20	350	347
	Citigroup Inc.	2.400%	2/18/20	325	321
	Citigroup Inc.	5.375%	8/9/20	50	53
	Citigroup Inc.	2.700%	3/30/21	675	665
	Citigroup Inc.	2.350%	8/2/21	150	145
	Citigroup Inc.	2.900%	12/8/21	200	197
	Citigroup Inc.	4.500%	1/14/22	1,275	1,321
	Citigroup Inc.	2.750%	4/25/22	425	414
	Citigroup Inc.	2.700%	10/27/22	375	361
	Citigroup Inc.	3.375%	3/1/23	150	150
4	Citigroup Inc.	2.876%	7/24/23	450	438
	Citigroup Inc.	3.875%	10/25/23	350	355
	Citigroup Inc.	4.000%	8/5/24	125	125
	Citigroup Inc.	3.875%	3/26/25	350	345
	Citigroup Inc.	3.300%	4/27/25	175	169
	Citigroup Inc.	4.400%	6/10/25	1,400	1,421
	Citigroup Inc.	5.500%	9/13/25	75	81
	Citigroup Inc.	3.700%	1/12/26	350	345
	Citigroup Inc.	4.600%	3/9/26	275	281
	Citigroup Inc.	3.400%	5/1/26	25	24
	Citigroup Inc.	3.200%	10/21/26	875	829
	Citigroup Inc.	4.300%	11/20/26	75	75
	Citigroup Inc.	4.450%	9/29/27	1,000	1,010
4	Citigroup Inc.	3.887%	1/10/28	525	522
4	Citigroup Inc.	3.668%	7/24/28	850	826
	Citigroup Inc.	4.125%	7/25/28	250	247
4	Citigroup Inc.	3.520%	10/27/28	375	362
	Citigroup Inc.	6.625%	6/15/32	100	122
	Citigroup Inc.	6.125%	8/25/36	75	89
4	Citigroup Inc.	3.878%	1/24/39	225	216
	Citigroup Inc.	8.125%	7/15/39	562	849
	Citigroup Inc.	5.875%	1/30/42	100	123

Citigroup Inc.	5.300%	5/6/44	375	410
Citigroup Inc.	4.650%	7/30/45	200	212
Citizens Bank NA	2.450%	12/4/19	100	99
Citizens Bank NA	2.250%	3/2/20	175	172
Citizens Bank NA	2.200%	5/26/20	150	147
Citizens Bank NA	2.250%	10/30/20	200	195
Citizens Bank NA	2.550%	5/13/21	200	195
Citizens Bank NA	2.650%	5/26/22	125	122
Citizens Financial Group Inc.	4.300%	12/3/25	125	127
Comerica Bank	4.000%	7/27/25	50	50
Commonwealth Bank of Australia	2.300%	9/6/19	100	99
Commonwealth Bank of Australia	2.400%	11/2/20	350	344
Commonwealth Bank of Australia	2.550%	3/15/21	175	172
9 Commonwealth Bank of Australia	2.750%	3/10/22	500	491
Compass Bank	2.750%	9/29/19	100	99
Compass Bank	2.875%	6/29/22	250	242
Cooperatieve Rabobank UA	2.250%	1/14/20	250	247
Cooperatieve Rabobank UA	4.500%	1/11/21	150	155
Cooperatieve Rabobank UA	2.500%	1/19/21	600	590
Cooperatieve Rabobank UA	2.750%	1/10/22	250	245
Cooperatieve Rabobank UA	3.875%	2/8/22	525	535
Cooperatieve Rabobank UA	3.950%	11/9/22	125	126
Cooperatieve Rabobank UA	4.625%	12/1/23	175	182
Cooperatieve Rabobank UA	3.375%	5/21/25	275	271
Cooperatieve Rabobank UA	4.375%	8/4/25	600	605
Cooperatieve Rabobank UA	3.750%	7/21/26	225	217
Cooperatieve Rabobank UA	5.250%	5/24/41	100	119
Cooperatieve Rabobank UA	5.750%	12/1/43	250	298
Cooperatieve Rabobank UA	5.250%	8/4/45	600	673
Credit Suisse AG	2.300%	5/28/19	400	397
Credit Suisse AG	5.300%	8/13/19	175	180
Credit Suisse AG	5.400%	1/14/20	325	336
Credit Suisse AG	3.000%	10/29/21	600	593
Credit Suisse AG	3.625%	9/9/24	1,150	1,141
9 Credit Suisse Group AG	3.574%	1/9/23	500	497
9 Credit Suisse Group AG	4.282%	1/9/28	250	250
Credit Suisse Group Funding Guernsey
Ltd.	2.750%	3/26/20	250	248
Credit Suisse Group Funding Guernsey
Ltd.	3.125%	12/10/20	250	249
Credit Suisse Group Funding Guernsey
Ltd.	3.450%	4/16/21	275	275
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	9/15/22	750	753
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	6/9/23	550	550
Credit Suisse Group Funding Guernsey
Ltd.	3.750%	3/26/25	250	244
Credit Suisse Group Funding Guernsey
Ltd.	4.875%	5/15/45	375	397
Deutsche Bank AG	2.700%	7/13/20	625	613
Deutsche Bank AG	2.950%	8/20/20	100	98
Deutsche Bank AG	3.125%	1/13/21	100	99
Deutsche Bank AG	3.150%	1/22/21	275	271
Deutsche Bank AG	3.375%	5/12/21	500	495
Deutsche Bank AG	4.250%	10/14/21	700	710
Deutsche Bank AG	3.300%	11/16/22	500	486

Deutsche Bank AG	3.950%	2/27/23	300	298
Deutsche Bank AG	3.700%	5/30/24	225	217
Deutsche Bank AG	4.100%	1/13/26	100	97
Discover Bank	3.200%	8/9/21	100	99
Discover Bank	3.350%	2/6/23	150	147
Discover Bank	4.200%	8/8/23	300	305
Discover Bank	3.450%	7/27/26	100	94
Discover Financial Services	3.850%	11/21/22	200	201
Discover Financial Services	3.950%	11/6/24	775	772
Discover Financial Services	3.750%	3/4/25	100	97
Fifth Third Bancorp	3.500%	3/15/22	125	125
Fifth Third Bancorp	4.300%	1/16/24	275	282
Fifth Third Bancorp	3.950%	3/14/28	75	75
Fifth Third Bancorp	8.250%	3/1/38	225	321
Fifth Third Bank	1.625%	9/27/19	125	123
Fifth Third Bank	2.200%	10/30/20	200	195
Fifth Third Bank	2.250%	6/14/21	300	291
Fifth Third Bank	3.850%	3/15/26	200	197
First Horizon National Corp.	3.500%	12/15/20	100	101
First Niagara Financial Group Inc.	6.750%	3/19/20	50	53
First Republic Bank	2.500%	6/6/22	100	97
First Republic Bank	4.375%	8/1/46	75	75
FirstMerit Bank NA	4.270%	11/25/26	150	152
FirstMerit Corp.	4.350%	2/4/23	50	51
Goldman Sachs Capital I	6.345%	2/15/34	225	268
Goldman Sachs Group Inc.	1.950%	7/23/19	100	99
Goldman Sachs Group Inc.	2.550%	10/23/19	450	448
Goldman Sachs Group Inc.	2.300%	12/13/19	600	594
Goldman Sachs Group Inc.	5.375%	3/15/20	475	495
Goldman Sachs Group Inc.	2.600%	4/23/20	775	766
Goldman Sachs Group Inc.	6.000%	6/15/20	480	508
Goldman Sachs Group Inc.	2.750%	9/15/20	550	544
Goldman Sachs Group Inc.	2.875%	2/25/21	225	222
Goldman Sachs Group Inc.	2.625%	4/25/21	200	195
Goldman Sachs Group Inc.	5.250%	7/27/21	650	688
Goldman Sachs Group Inc.	2.350%	11/15/21	500	483
Goldman Sachs Group Inc.	5.750%	1/24/22	1,175	1,270
Goldman Sachs Group Inc.	3.000%	4/26/22	600	589
4 Goldman Sachs Group Inc.	2.876%	10/31/22	1,000	979
Goldman Sachs Group Inc.	3.625%	1/22/23	425	426
Goldman Sachs Group Inc.	3.200%	2/23/23	425	418
4 Goldman Sachs Group Inc.	2.908%	6/5/23	350	340
4 Goldman Sachs Group Inc.	2.905%	7/24/23	500	486
Goldman Sachs Group Inc.	4.000%	3/3/24	525	531
Goldman Sachs Group Inc.	3.850%	7/8/24	175	176
Goldman Sachs Group Inc.	3.500%	1/23/25	750	735
4 Goldman Sachs Group Inc.	3.272%	9/29/25	550	528
Goldman Sachs Group Inc.	4.250%	10/21/25	200	201
Goldman Sachs Group Inc.	3.750%	2/25/26	200	196
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,201
Goldman Sachs Group Inc.	5.950%	1/15/27	400	448
Goldman Sachs Group Inc.	3.850%	1/26/27	350	344
4 Goldman Sachs Group Inc.	3.691%	6/5/28	500	487
4 Goldman Sachs Group Inc.	3.814%	4/23/29	400	391
Goldman Sachs Group Inc.	6.125%	2/15/33	125	150
Goldman Sachs Group Inc.	6.450%	5/1/36	50	61
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,218

4 Goldman Sachs Group Inc.	4.017%	10/31/38	350	337
Goldman Sachs Group Inc.	6.250%	2/1/41	675	855
Goldman Sachs Group Inc.	4.800%	7/8/44	325	348
Goldman Sachs Group Inc.	5.150%	5/22/45	475	510
Goldman Sachs Group Inc.	4.750%	10/21/45	200	214
HSBC Bank USA NA	4.875%	8/24/20	250	259
HSBC Bank USA NA	5.625%	8/15/35	250	302
HSBC Bank USA NA	7.000%	1/15/39	250	349
HSBC Holdings plc	5.100%	4/5/21	625	657
HSBC Holdings plc	2.950%	5/25/21	600	594
HSBC Holdings plc	2.650%	1/5/22	500	486
HSBC Holdings plc	4.875%	1/14/22	160	168
HSBC Holdings plc	4.000%	3/30/22	290	296
4 HSBC Holdings plc	3.262%	3/13/23	400	394
HSBC Holdings plc	3.600%	5/25/23	200	200
4 HSBC Holdings plc	3.033%	11/22/23	200	195
HSBC Holdings plc	4.250%	3/14/24	250	251
HSBC Holdings plc	4.250%	8/18/25	150	149
HSBC Holdings plc	4.300%	3/8/26	1,100	1,126
HSBC Holdings plc	3.900%	5/25/26	450	449
HSBC Holdings plc	4.375%	11/23/26	350	348
4 HSBC Holdings plc	4.041%	3/13/28	900	898
HSBC Holdings plc	7.625%	5/17/32	100	130
HSBC Holdings plc	7.350%	11/27/32	100	129
HSBC Holdings plc	6.500%	5/2/36	350	434
HSBC Holdings plc	6.500%	9/15/37	50	62
HSBC Holdings plc	6.800%	6/1/38	200	257
HSBC Holdings plc	5.250%	3/14/44	750	820
HSBC USA Inc.	2.375%	11/13/19	400	396
HSBC USA Inc.	2.350%	3/5/20	275	271
HSBC USA Inc.	2.750%	8/7/20	150	149
HSBC USA Inc.	5.000%	9/27/20	300	312
HSBC USA Inc.	3.500%	6/23/24	100	99
Huntington Bancshares Inc.	7.000%	12/15/20	25	27
Huntington Bancshares Inc.	3.150%	3/14/21	175	174
Huntington Bancshares Inc.	2.300%	1/14/22	200	191
Huntington National Bank	2.375%	3/10/20	250	246
Huntington National Bank	2.400%	4/1/20	150	148
Huntington National Bank	2.500%	8/7/22	200	193
ING Groep NV	3.150%	3/29/22	200	197
ING Groep NV	3.950%	3/29/27	300	297
Intesa Sanpaolo SPA	5.250%	1/12/24	225	237
JPMorgan Chase & Co.	6.300%	4/23/19	775	803
JPMorgan Chase & Co.	2.250%	1/23/20	1,976	1,950
JPMorgan Chase & Co.	2.750%	6/23/20	1,015	1,008
JPMorgan Chase & Co.	4.400%	7/22/20	475	489
JPMorgan Chase & Co.	4.250%	10/15/20	250	257
JPMorgan Chase & Co.	2.550%	10/29/20	450	444
JPMorgan Chase & Co.	2.550%	3/1/21	850	836
JPMorgan Chase & Co.	4.625%	5/10/21	300	313
JPMorgan Chase & Co.	2.400%	6/7/21	275	269
JPMorgan Chase & Co.	2.295%	8/15/21	450	436
JPMorgan Chase & Co.	4.350%	8/15/21	205	212
JPMorgan Chase & Co.	4.500%	1/24/22	25	26
JPMorgan Chase & Co.	3.250%	9/23/22	750	745
JPMorgan Chase & Co.	2.972%	1/15/23	970	950
JPMorgan Chase & Co.	3.200%	1/25/23	750	742

4 JPMorgan Chase & Co.	2.776%	4/25/23	350	342
JPMorgan Chase & Co.	3.375%	5/1/23	300	295
JPMorgan Chase & Co.	2.700%	5/18/23	250	241
JPMorgan Chase & Co.	3.875%	9/10/24	575	574
JPMorgan Chase & Co.	3.125%	1/23/25	400	385
4 JPMorgan Chase & Co.	3.220%	3/1/25	600	584
JPMorgan Chase & Co.	3.900%	7/15/25	300	302
JPMorgan Chase & Co.	3.300%	4/1/26	1,185	1,145
JPMorgan Chase & Co.	3.200%	6/15/26	300	286
JPMorgan Chase & Co.	2.950%	10/1/26	375	352
JPMorgan Chase & Co.	4.125%	12/15/26	450	450
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	957
4 JPMorgan Chase & Co.	3.782%	2/1/28	1,225	1,213
4 JPMorgan Chase & Co.	3.540%	5/1/28	500	488
4 JPMorgan Chase & Co.	3.509%	1/23/29	425	410
JPMorgan Chase & Co.	6.400%	5/15/38	450	585
JPMorgan Chase & Co.	5.500%	10/15/40	250	295
JPMorgan Chase & Co.	5.600%	7/15/41	450	543
JPMorgan Chase & Co.	5.400%	1/6/42	150	177
JPMorgan Chase & Co.	5.625%	8/16/43	300	349
JPMorgan Chase & Co.	4.950%	6/1/45	100	107
4 JPMorgan Chase & Co.	4.260%	2/22/48	375	375
4 JPMorgan Chase & Co.	3.964%	11/15/48	500	480
4 JPMorgan Chase & Co.	3.897%	1/23/49	400	381
JPMorgan Chase Bank NA	1.650%	9/23/19	300	296
4 JPMorgan Chase Bank NA	2.604%	2/1/21	250	248
KeyBank NA	2.500%	12/15/19	100	99
KeyBank NA	2.250%	3/16/20	500	493
KeyBank NA	2.300%	9/14/22	200	192
KeyBank NA	3.375%	3/7/23	250	251
KeyBank NA	3.300%	6/1/25	125	123
KeyCorp	5.100%	3/24/21	25	26
Lloyds Bank plc	2.400%	3/17/20	50	49
Lloyds Bank plc	6.375%	1/21/21	175	189
Lloyds Banking Group plc	3.000%	1/11/22	300	294
4 Lloyds Banking Group plc	2.907%	11/7/23	400	386
Lloyds Banking Group plc	4.582%	12/10/25	700	699
Lloyds Banking Group plc	3.750%	1/11/27	200	193
Lloyds Banking Group plc	4.375%	3/22/28	250	252
4 Lloyds Banking Group plc	3.574%	11/7/28	200	189
Lloyds Banking Group plc	5.300%	12/1/45	200	213
Lloyds Banking Group plc	4.344%	1/9/48	700	651
Manufacturers & Traders Trust Co.	2.250%	7/25/19	100	99
Manufacturers & Traders Trust Co.	2.100%	2/6/20	175	172
Manufacturers & Traders Trust Co.	2.625%	1/25/21	225	222
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	403	400
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	386
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	291
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	299
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	95
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	250
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	525
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	231
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	494
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	239
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	100	101
Mizuho Financial Group Inc.	3.549%	3/5/23	200	199

Mizuho Financial Group Inc.	3.663%	2/28/27	250	246
Mizuho Financial Group Inc.	4.018%	3/5/28	325	326
Morgan Stanley	7.300%	5/13/19	525	550
Morgan Stanley	2.375%	7/23/19	400	398
Morgan Stanley	5.625%	9/23/19	900	934
Morgan Stanley	5.500%	1/26/20	275	287
Morgan Stanley	2.650%	1/27/20	250	248
Morgan Stanley	2.800%	6/16/20	800	794
Morgan Stanley	5.500%	7/24/20	175	184
Morgan Stanley	5.750%	1/25/21	250	266
Morgan Stanley	2.500%	4/21/21	250	244
Morgan Stanley	5.500%	7/28/21	75	80
Morgan Stanley	2.625%	11/17/21	500	488
Morgan Stanley	2.750%	5/19/22	600	584
Morgan Stanley	4.875%	11/1/22	425	444
Morgan Stanley	3.125%	1/23/23	750	739
Morgan Stanley	3.750%	2/25/23	675	682
Morgan Stanley	3.875%	4/29/24	545	549
Morgan Stanley	3.700%	10/23/24	650	645
Morgan Stanley	4.000%	7/23/25	230	231
Morgan Stanley	5.000%	11/24/25	800	835
Morgan Stanley	3.875%	1/27/26	225	224
Morgan Stanley	3.125%	7/27/26	700	658
Morgan Stanley	6.250%	8/9/26	625	727
Morgan Stanley	4.350%	9/8/26	400	401
Morgan Stanley	3.625%	1/20/27	850	830
Morgan Stanley	3.950%	4/23/27	325	316
4 Morgan Stanley	3.591%	7/22/28	875	845
4 Morgan Stanley	3.772%	1/24/29	575	566
Morgan Stanley	7.250%	4/1/32	150	198
4 Morgan Stanley	3.971%	7/22/38	375	365
Morgan Stanley	6.375%	7/24/42	600	774
Morgan Stanley	4.300%	1/27/45	475	476
Morgan Stanley	4.375%	1/22/47	350	357
MUFG Americas Holdings Corp.	2.250%	2/10/20	200	197
MUFG Americas Holdings Corp.	3.500%	6/18/22	475	477
MUFG Americas Holdings Corp.	3.000%	2/10/25	100	96
MUFG Union Bank NA	2.250%	5/6/19	300	298
National Australia Bank Ltd.	1.375%	7/12/19	175	172
National Australia Bank Ltd.	2.125%	5/22/20	600	588
National Australia Bank Ltd.	1.875%	7/12/21	175	168
National Australia Bank Ltd.	2.500%	5/22/22	550	533
National Australia Bank Ltd.	3.000%	1/20/23	250	246
National Australia Bank Ltd.	3.375%	1/14/26	100	98
National Australia Bank Ltd.	2.500%	7/12/26	200	183
National Bank of Canada	2.150%	6/12/20	250	246
National Bank of Canada	2.200%	11/2/20	200	196
National City Corp.	6.875%	5/15/19	100	104
Northern Trust Corp.	3.450%	11/4/20	100	102
Northern Trust Corp.	3.375%	8/23/21	100	102
Northern Trust Corp.	3.950%	10/30/25	150	155
4 Northern Trust Corp.	3.375%	5/8/32	50	48
People's United Bank NA	4.000%	7/15/24	100	101
People's United Financial Inc.	3.650%	12/6/22	100	101
PNC Bank NA	2.250%	7/2/19	600	596
PNC Bank NA	2.400%	10/18/19	75	75
PNC Bank NA	2.000%	5/19/20	250	245

PNC Bank NA	2.300%	6/1/20	150	148
PNC Bank NA	2.450%	11/5/20	430	424
PNC Bank NA	2.150%	4/29/21	250	243
PNC Bank NA	2.550%	12/9/21	100	97
PNC Bank NA	2.625%	2/17/22	175	171
PNC Bank NA	3.300%	10/30/24	200	199
PNC Bank NA	2.950%	2/23/25	150	144
PNC Bank NA	3.250%	6/1/25	100	98
PNC Bank NA	3.100%	10/25/27	250	238
PNC Bank NA	3.250%	1/22/28	150	144
PNC Financial Services Group Inc.	3.900%	4/29/24	125	127
PNC Financial Services Group Inc.	3.150%	5/19/27	750	721
PNC Funding Corp.	6.700%	6/10/19	25	26
PNC Funding Corp.	5.125%	2/8/20	150	156
PNC Funding Corp.	4.375%	8/11/20	475	489
PNC Funding Corp.	3.300%	3/8/22	440	441
Regions Bank	6.450%	6/26/37	250	304
Regions Financial Corp.	3.200%	2/8/21	100	100
Royal Bank of Canada	1.625%	4/15/19	125	124
Royal Bank of Canada	1.500%	7/29/19	375	369
Royal Bank of Canada	2.125%	3/2/20	1,200	1,182
Royal Bank of Canada	2.150%	10/26/20	200	196
Royal Bank of Canada	2.500%	1/19/21	200	197
Royal Bank of Canada	2.750%	2/1/22	300	295
Royal Bank of Canada	4.650%	1/27/26	250	258
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	500	491
Royal Bank of Scotland Group plc	3.875%	9/12/23	800	790
Santander Holdings USA Inc.	2.700%	5/24/19	163	163
Santander Holdings USA Inc.	3.700%	3/28/22	700	702
Santander Holdings USA Inc.	3.400%	1/18/23	115	112
Santander Holdings USA Inc.	4.500%	7/17/25	125	127
Santander Holdings USA Inc.	4.400%	7/13/27	250	249
Santander UK Group Holdings plc	3.125%	1/8/21	550	547
Santander UK Group Holdings plc	2.875%	8/5/21	225	220
Santander UK Group Holdings plc	3.571%	1/10/23	200	198
4 Santander UK Group Holdings plc	3.823%	11/3/28	200	191
Santander UK plc	2.350%	9/10/19	175	173
Santander UK plc	2.375%	3/16/20	150	148
Santander UK plc	2.125%	11/3/20	200	195
Santander UK plc	4.000%	3/13/24	150	152
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	250	247
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	296
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	250	238
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	246
State Street Corp.	1.950%	5/19/21	125	121
4 State Street Corp.	2.653%	5/15/23	300	293
State Street Corp.	3.100%	5/15/23	150	148
State Street Corp.	3.700%	11/20/23	83	85
State Street Corp.	3.550%	8/18/25	225	226
State Street Corp.	2.650%	5/19/26	125	117
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	250	248
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	200	197
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	250	247
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	300	297
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	197
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	248
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	102

Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	256
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	248
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	338
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	241
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	459
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	245
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	195
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	194
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	245
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	149
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	114
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	164
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	672
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	290
SunTrust Bank	2.250%	1/31/20	200	197
4 SunTrust Bank	2.590%	1/29/21	100	99
SunTrust Bank	3.000%	2/2/23	75	74
SunTrust Bank	3.300%	5/15/26	200	190
SunTrust Banks Inc.	2.500%	5/1/19	300	299
SunTrust Banks Inc.	2.900%	3/3/21	75	74
SunTrust Banks Inc.	2.700%	1/27/22	125	122
SVB Financial Group	3.500%	1/29/25	100	98
Svenska Handelsbanken AB	2.250%	6/17/19	225	223
Svenska Handelsbanken AB	1.500%	9/6/19	350	344
Svenska Handelsbanken AB	2.450%	3/30/21	300	295
Svenska Handelsbanken AB	1.875%	9/7/21	350	334
Synchrony Bank	3.000%	6/15/22	100	97
Synchrony Financial	2.700%	2/3/20	425	420
Synchrony Financial	4.250%	8/15/24	250	250
Synchrony Financial	4.500%	7/23/25	500	500
Synchrony Financial	3.700%	8/4/26	125	116
Synchrony Financial	3.950%	12/1/27	300	283
Synovus Financial Corp.	3.125%	11/1/22	50	49
Toronto-Dominion Bank	2.125%	7/2/19	100	99
Toronto-Dominion Bank	1.450%	8/13/19	200	197
Toronto-Dominion Bank	2.250%	11/5/19	500	497
Toronto-Dominion Bank	2.500%	12/14/20	100	99
Toronto-Dominion Bank	2.550%	1/25/21	450	444
Toronto-Dominion Bank	2.125%	4/7/21	175	170
Toronto-Dominion Bank	1.800%	7/13/21	150	144
UBS AG	2.375%	8/14/19	604	600
UBS AG	2.350%	3/26/20	175	172
UBS AG	4.875%	8/4/20	50	52
9 UBS AG	2.450%	12/1/20	200	197
US Bancorp	2.200%	4/25/19	100	99
US Bancorp	2.350%	1/29/21	175	172
US Bancorp	4.125%	5/24/21	250	258
US Bancorp	2.625%	1/24/22	200	197
US Bancorp	3.000%	3/15/22	125	124
US Bancorp	2.950%	7/15/22	400	395
US Bancorp	3.600%	9/11/24	50	50
US Bancorp	3.100%	4/27/26	300	286
US Bancorp	3.150%	4/27/27	225	215
US Bank NA	2.350%	1/23/20	100	99
US Bank NA	2.050%	10/23/20	250	244
US Bank NA	2.850%	1/23/23	250	247
US Bank NA	2.800%	1/27/25	500	476

Wachovia Corp.	6.605%	10/1/25	265	307
Wells Fargo & Co.	2.125%	4/22/19	150	149
Wells Fargo & Co.	2.600%	7/22/20	350	346
Wells Fargo & Co.	2.550%	12/7/20	350	344
Wells Fargo & Co.	2.500%	3/4/21	1,350	1,323
Wells Fargo & Co.	4.600%	4/1/21	1,325	1,375
Wells Fargo & Co.	2.100%	7/26/21	350	338
Wells Fargo & Co.	3.500%	3/8/22	450	451
Wells Fargo & Co.	2.625%	7/22/22	675	653
Wells Fargo & Co.	3.069%	1/24/23	1,500	1,471
Wells Fargo & Co.	3.450%	2/13/23	350	344
Wells Fargo & Co.	3.300%	9/9/24	400	389
Wells Fargo & Co.	3.000%	2/19/25	425	405
Wells Fargo & Co.	3.000%	4/22/26	525	492
Wells Fargo & Co.	4.100%	6/3/26	575	570
Wells Fargo & Co.	3.000%	10/23/26	675	630
Wells Fargo & Co.	4.300%	7/22/27	475	477
4 Wells Fargo & Co.	3.584%	5/22/28	500	487
Wells Fargo & Co.	5.375%	2/7/35	200	231
Wells Fargo & Co.	5.375%	11/2/43	600	658
Wells Fargo & Co.	5.606%	1/15/44	600	683
Wells Fargo & Co.	4.650%	11/4/44	325	325
Wells Fargo & Co.	3.900%	5/1/45	500	476
Wells Fargo & Co.	4.900%	11/17/45	250	260
Wells Fargo & Co.	4.400%	6/14/46	300	290
Wells Fargo & Co.	4.750%	12/7/46	350	357
Wells Fargo Bank NA	1.750%	5/24/19	275	272
Wells Fargo Bank NA	2.150%	12/6/19	500	494
Wells Fargo Bank NA	2.400%	1/15/20	500	496
Wells Fargo Bank NA	2.600%	1/15/21	250	247
Wells Fargo Bank NA	5.950%	8/26/36	200	243
Wells Fargo Bank NA	5.850%	2/1/37	300	365
Wells Fargo Bank NA	6.600%	1/15/38	225	297
Westpac Banking Corp.	1.650%	5/13/19	200	198
Westpac Banking Corp.	1.600%	8/19/19	600	590
Westpac Banking Corp.	4.875%	11/19/19	250	258
Westpac Banking Corp.	2.150%	3/6/20	300	295
Westpac Banking Corp.	2.600%	11/23/20	250	247
Westpac Banking Corp.	2.100%	5/13/21	1,000	969
Westpac Banking Corp.	2.000%	8/19/21	275	265
Westpac Banking Corp.	2.500%	6/28/22	1,000	968
Westpac Banking Corp.	2.750%	1/11/23	200	194
Westpac Banking Corp.	2.850%	5/13/26	400	377
Westpac Banking Corp.	2.700%	8/19/26	175	162
Westpac Banking Corp.	3.350%	3/8/27	250	242
4 Westpac Banking Corp.	4.322%	11/23/31	500	494

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	104
Affiliated Managers Group Inc.	3.500%	8/1/25	125	122
Ameriprise Financial Inc.	5.300%	3/15/20	125	131
Ameriprise Financial Inc.	4.000%	10/15/23	150	155
Ameriprise Financial Inc.	3.700%	10/15/24	100	101
Apollo Investment Corp.	5.250%	3/3/25	50	50
BGC Partners Inc.	5.375%	12/9/19	50	51
BGC Partners Inc.	5.125%	5/27/21	50	52
BlackRock Inc.	5.000%	12/10/19	160	166

BlackRock Inc.	4.250%	5/24/21	125	129
BlackRock Inc.	3.375%	6/1/22	175	177
BlackRock Inc.	3.500%	3/18/24	175	176
BlackRock Inc.	3.200%	3/15/27	100	97
Brookfield Asset Management Inc.	4.000%	1/15/25	105	105
Brookfield Finance Inc.	4.250%	6/2/26	50	50
Brookfield Finance Inc.	3.900%	1/25/28	50	48
Brookfield Finance Inc.	4.700%	9/20/47	125	122
Brookfield Finance LLC	4.000%	4/1/24	125	125
Cboe Global Markets Inc.	1.950%	6/28/19	50	49
Cboe Global Markets Inc.	3.650%	1/12/27	110	107
Charles Schwab Corp.	3.225%	9/1/22	300	300
Charles Schwab Corp.	2.650%	1/25/23	100	97
Charles Schwab Corp.	3.200%	3/2/27	250	243
Charles Schwab Corp.	3.200%	1/25/28	100	96
CME Group Inc.	3.000%	9/15/22	125	124
CME Group Inc.	3.000%	3/15/25	125	122
CME Group Inc.	5.300%	9/15/43	125	152
E*TRADE Financial Corp.	3.800%	8/24/27	75	73
Eaton Vance Corp.	3.625%	6/15/23	50	51
Eaton Vance Corp.	3.500%	4/6/27	100	99
Franklin Resources Inc.	4.625%	5/20/20	50	52
Franklin Resources Inc.	2.800%	9/15/22	225	219
Intercontinental Exchange Inc.	2.350%	9/15/22	100	97
Intercontinental Exchange Inc.	4.000%	10/15/23	150	155
Intercontinental Exchange Inc.	3.750%	12/1/25	300	305
Intercontinental Exchange Inc.	3.100%	9/15/27	150	143
Invesco Finance plc	3.125%	11/30/22	175	174
Invesco Finance plc	4.000%	1/30/24	450	465
Invesco Finance plc	3.750%	1/15/26	170	170
Invesco Finance plc	5.375%	11/30/43	75	88
Janus Capital Group Inc.	4.875%	8/1/25	75	78
Jefferies Group LLC	8.500%	7/15/19	25	27
Jefferies Group LLC	6.875%	4/15/21	155	169
Jefferies Group LLC	5.125%	1/20/23	100	106
Jefferies Group LLC	4.850%	1/15/27	200	204
Jefferies Group LLC	6.450%	6/8/27	50	57
Jefferies Group LLC	6.250%	1/15/36	75	81
Jefferies Group LLC	6.500%	1/20/43	75	84
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	300	279
Lazard Group LLC	3.750%	2/13/25	50	49
Lazard Group LLC	3.625%	3/1/27	100	96
Legg Mason Inc.	4.750%	3/15/26	100	105
Legg Mason Inc.	5.625%	1/15/44	100	108
Leucadia National Corp.	5.500%	10/18/23	150	154
Nasdaq Inc.	5.550%	1/15/20	175	182
Nasdaq Inc.	4.250%	6/1/24	75	77
Nomura Holdings Inc.	6.700%	3/4/20	200	213
Raymond James Financial Inc.	3.625%	9/15/26	75	74
Raymond James Financial Inc.	4.950%	7/15/46	210	225
Stifel Financial Corp.	3.500%	12/1/20	50	50
Stifel Financial Corp.	4.250%	7/18/24	150	150
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	52
TD Ameritrade Holding Corp.	2.950%	4/1/22	125	124
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	101

TD Ameritrade Holding Corp.	3.300%	4/1/27	125	122

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.750%	5/15/19	155	156
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.250%	7/1/20	350	356
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	150	154
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	150	153
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	200	208
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	125	125
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	100	98
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	175	179
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	125	122
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	150	140
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	150	143
Air Lease Corp.	4.750%	3/1/20	75	77
Air Lease Corp.	2.500%	3/1/21	250	245
Air Lease Corp.	3.875%	4/1/21	75	76
Air Lease Corp.	3.375%	6/1/21	100	100
Air Lease Corp.	3.750%	2/1/22	300	303
Air Lease Corp.	2.625%	7/1/22	100	96
Air Lease Corp.	2.750%	1/15/23	100	96
Air Lease Corp.	4.250%	9/15/24	75	76
Air Lease Corp.	3.250%	3/1/25	150	143
Air Lease Corp.	3.625%	4/1/27	75	71
Air Lease Corp.	3.625%	12/1/27	100	94
Ares Capital Corp.	3.875%	1/15/20	100	101
Ares Capital Corp.	3.500%	2/10/23	250	243
Ares Capital Corp.	4.250%	3/1/25	100	98
FS Investment Corp.	4.000%	7/15/19	75	75
GATX Corp.	2.500%	7/30/19	50	50
GATX Corp.	3.250%	3/30/25	125	119
GATX Corp.	3.250%	9/15/26	50	47
GATX Corp.	3.850%	3/30/27	175	171
GATX Corp.	3.500%	3/15/28	100	95
GATX Corp.	4.500%	3/30/45	50	49
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	1,037	1,013
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	558	538
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	2,068	2,012
International Lease Finance Corp.	5.875%	4/1/19	133	136
International Lease Finance Corp.	6.250%	5/15/19	222	229
International Lease Finance Corp.	8.250%	12/15/20	200	222
International Lease Finance Corp.	4.625%	4/15/21	89	92
International Lease Finance Corp.	8.625%	1/15/22	115	134

International Lease Finance Corp.	5.875%	8/15/22	160	171
Prospect Capital Corp.	5.000%	7/15/19	50	51
Prospect Capital Corp.	5.875%	3/15/23	40	42

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	50	73
AEGON Funding Co. LLC	5.750%	12/15/20	81	86
Aetna Inc.	2.750%	11/15/22	200	193
Aetna Inc.	2.800%	6/15/23	250	240
Aetna Inc.	3.500%	11/15/24	125	122
Aetna Inc.	6.625%	6/15/36	130	164
Aetna Inc.	6.750%	12/15/37	100	129
Aetna Inc.	4.500%	5/15/42	75	74
Aetna Inc.	4.125%	11/15/42	75	70
Aetna Inc.	3.875%	8/15/47	300	267
Aflac Inc.	2.400%	3/16/20	100	100
Aflac Inc.	4.000%	2/15/22	50	51
Aflac Inc.	3.625%	6/15/23	125	126
Aflac Inc.	3.625%	11/15/24	125	125
Aflac Inc.	3.250%	3/17/25	125	122
Aflac Inc.	2.875%	10/15/26	75	71
Aflac Inc.	4.000%	10/15/46	50	48
Alleghany Corp.	5.625%	9/15/20	100	106
Alleghany Corp.	4.900%	9/15/44	100	104
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	50	52
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	74
Allstate Corp.	3.150%	6/15/23	100	99
Allstate Corp.	5.550%	5/9/35	75	89
Allstate Corp.	4.500%	6/15/43	125	132
Allstate Corp.	4.200%	12/15/46	275	279
4 Allstate Corp.	5.750%	8/15/53	75	79
4 Allstate Corp.	6.500%	5/15/67	100	118
Alterra Finance LLC	6.250%	9/30/20	55	59
American Financial Group Inc.	3.500%	8/15/26	50	48
American Financial Group Inc.	4.500%	6/15/47	110	108
American International Group Inc.	3.375%	8/15/20	125	126
American International Group Inc.	6.400%	12/15/20	385	417
American International Group Inc.	4.875%	6/1/22	250	263
American International Group Inc.	4.125%	2/15/24	170	172
American International Group Inc.	4.200%	4/1/28	200	202
American International Group Inc.	3.875%	1/15/35	200	185
American International Group Inc.	4.700%	7/10/35	75	77
American International Group Inc.	6.250%	5/1/36	475	564
American International Group Inc.	4.500%	7/16/44	500	491
American International Group Inc.	4.750%	4/1/48	100	103
4 American International Group Inc.	5.750%	4/1/48	75	76
American International Group Inc.	4.375%	1/15/55	125	115
4 American International Group Inc.	8.175%	5/15/68	95	126
Anthem Inc.	2.250%	8/15/19	150	149
Anthem Inc.	4.350%	8/15/20	100	103
Anthem Inc.	2.500%	11/21/20	175	173
Anthem Inc.	3.700%	8/15/21	125	126
Anthem Inc.	3.125%	5/15/22	150	148
Anthem Inc.	2.950%	12/1/22	150	146
Anthem Inc.	3.300%	1/15/23	600	593
Anthem Inc.	3.500%	8/15/24	125	122
Anthem Inc.	3.350%	12/1/24	160	156

Anthem Inc.	3.650%	12/1/27	300	289
Anthem Inc.	4.101%	3/1/28	400	401
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	4.625%	5/15/42	175	176
Anthem Inc.	4.650%	1/15/43	175	176
Anthem Inc.	5.100%	1/15/44	100	107
Anthem Inc.	4.375%	12/1/47	400	391
Anthem Inc.	4.550%	3/1/48	155	156
Anthem Inc.	4.850%	8/15/54	50	52
Aon Corp.	5.000%	9/30/20	200	209
Aon Corp.	8.205%	1/1/27	25	32
Aon Corp.	6.250%	9/30/40	100	128
Aon plc	3.500%	6/14/24	100	99
Aon plc	3.875%	12/15/25	200	200
Aon plc	4.600%	6/14/44	175	179
Aon plc	4.750%	5/15/45	100	104
Arch Capital Finance LLC	4.011%	12/15/26	100	100
Arch Capital Finance LLC	5.031%	12/15/46	100	111
Arch Capital Group Ltd.	7.350%	5/1/34	50	66
Arch Capital Group US Inc.	5.144%	11/1/43	50	56
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	181
Assurant Inc.	4.000%	3/15/23	100	99
Assurant Inc.	4.200%	9/27/23	100	101
Assurant Inc.	4.900%	3/27/28	100	102
Assurant Inc.	6.750%	2/15/34	50	60
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	79
Athene Holding Ltd.	4.125%	1/12/28	200	192
AXA Financial Inc.	7.000%	4/1/28	75	90
AXA SA	8.600%	12/15/30	225	307
AXIS Specialty Finance LLC	5.875%	6/1/20	75	79
AXIS Specialty Finance plc	4.000%	12/6/27	550	528
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	200	197
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	277
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	130
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	150
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	94
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	125	132
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	225	234
Berkshire Hathaway Inc.	2.100%	8/14/19	125	124
Berkshire Hathaway Inc.	2.200%	3/15/21	200	197
Berkshire Hathaway Inc.	3.000%	2/11/23	125	125
Berkshire Hathaway Inc.	2.750%	3/15/23	450	442
Berkshire Hathaway Inc.	3.125%	3/15/26	725	704
Berkshire Hathaway Inc.	4.500%	2/11/43	175	188
9 Brighthouse Financial Inc.	3.700%	6/22/27	250	232
9 Brighthouse Financial Inc.	4.700%	6/22/47	290	266
Brown & Brown Inc.	4.200%	9/15/24	75	76
Chubb Corp.	6.000%	5/11/37	125	159
Chubb Corp.	6.500%	5/15/38	50	68
Chubb INA Holdings Inc.	5.900%	6/15/19	25	26
Chubb INA Holdings Inc.	2.875%	11/3/22	475	469
Chubb INA Holdings Inc.	2.700%	3/13/23	125	122
Chubb INA Holdings Inc.	3.350%	5/15/24	100	100
Chubb INA Holdings Inc.	3.150%	3/15/25	250	244
Chubb INA Holdings Inc.	6.700%	5/15/36	200	274
Chubb INA Holdings Inc.	4.150%	3/13/43	100	102
Chubb INA Holdings Inc.	4.350%	11/3/45	350	372

Cigna Corp.	5.125%	6/15/20	50	52
Cigna Corp.	4.375%	12/15/20	45	47
Cigna Corp.	4.500%	3/15/21	50	51
Cigna Corp.	4.000%	2/15/22	125	127
Cigna Corp.	3.250%	4/15/25	250	239
Cigna Corp.	7.875%	5/15/27	41	52
Cigna Corp.	3.050%	10/15/27	100	91
Cigna Corp.	5.375%	2/15/42	75	82
Cigna Corp.	3.875%	10/15/47	120	107
Cincinnati Financial Corp.	6.920%	5/15/28	100	124
Cincinnati Financial Corp.	6.125%	11/1/34	75	92
CNA Financial Corp.	5.875%	8/15/20	75	80
CNA Financial Corp.	5.750%	8/15/21	75	80
CNA Financial Corp.	4.500%	3/1/26	125	129
CNA Financial Corp.	3.450%	8/15/27	100	95
Coventry Health Care Inc.	5.450%	6/15/21	100	106
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	93
Enstar Group Ltd.	4.500%	3/10/22	50	50
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	100
First American Financial Corp.	4.600%	11/15/24	100	101
Hanover Insurance Group Inc.	4.500%	4/15/26	100	100
Hartford Financial Services Group Inc.	5.125%	4/15/22	225	240
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	59
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	126
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	174
Humana Inc.	2.900%	12/15/22	150	147
Humana Inc.	3.850%	10/1/24	150	150
Humana Inc.	3.950%	3/15/27	150	149
Humana Inc.	4.625%	12/1/42	75	75
Humana Inc.	4.950%	10/1/44	200	211
Humana Inc.	4.800%	3/15/47	75	77
Kemper Corp.	4.350%	2/15/25	40	40
Lincoln National Corp.	6.250%	2/15/20	25	26
Lincoln National Corp.	4.850%	6/24/21	50	52
Lincoln National Corp.	4.200%	3/15/22	50	52
Lincoln National Corp.	4.000%	9/1/23	50	51
Lincoln National Corp.	3.625%	12/12/26	200	196
Lincoln National Corp.	3.800%	3/1/28	100	99
Lincoln National Corp.	6.150%	4/7/36	10	12
Lincoln National Corp.	6.300%	10/9/37	75	92
Lincoln National Corp.	7.000%	6/15/40	160	212
Lincoln National Corp.	4.350%	3/1/48	50	49
Loews Corp.	2.625%	5/15/23	75	72
Loews Corp.	6.000%	2/1/35	50	60
Loews Corp.	4.125%	5/15/43	275	273
Manulife Financial Corp.	4.900%	9/17/20	275	286
Manulife Financial Corp.	4.150%	3/4/26	175	178
4 Manulife Financial Corp.	4.061%	2/24/32	220	214
Manulife Financial Corp.	5.375%	3/4/46	100	117
Markel Corp.	4.900%	7/1/22	125	132
Markel Corp.	3.500%	11/1/27	50	48
Markel Corp.	4.300%	11/1/47	50	49
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	496
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	309
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	175	174
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	99
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	99

Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	100
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	300	308
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	100	101
Mercury General Corp.	4.400%	3/15/27	75	75
MetLife Inc.	4.750%	2/8/21	300	312
MetLife Inc.	3.048%	12/15/22	225	222
MetLife Inc.	3.600%	4/10/24	175	175
MetLife Inc.	3.000%	3/1/25	250	240
MetLife Inc.	3.600%	11/13/25	500	497
MetLife Inc.	6.500%	12/15/32	175	221
MetLife Inc.	6.375%	6/15/34	100	127
MetLife Inc.	5.700%	6/15/35	200	239
MetLife Inc.	5.875%	2/6/41	325	395
MetLife Inc.	4.125%	8/13/42	125	121
MetLife Inc.	4.875%	11/13/43	175	189
MetLife Inc.	4.721%	12/15/44	63	67
MetLife Inc.	4.600%	5/13/46	120	125
4 MetLife Inc.	6.400%	12/15/66	210	230
Montpelier Re Holdings Ltd.	4.700%	10/15/22	100	103
Old Republic International Corp.	4.875%	10/1/24	75	79
Old Republic International Corp.	3.875%	8/26/26	150	147
PartnerRe Finance B LLC	5.500%	6/1/20	100	105
Primerica Inc.	4.750%	7/15/22	125	131
Principal Financial Group Inc.	3.300%	9/15/22	50	50
Principal Financial Group Inc.	3.125%	5/15/23	100	98
Principal Financial Group Inc.	3.400%	5/15/25	75	74
Principal Financial Group Inc.	3.100%	11/15/26	100	94
Principal Financial Group Inc.	4.625%	9/15/42	50	52
Principal Financial Group Inc.	4.350%	5/15/43	50	50
Principal Financial Group Inc.	4.300%	11/15/46	75	74
4 Principal Financial Group Inc.	4.700%	5/15/55	65	65
Progressive Corp.	3.750%	8/23/21	75	77
Progressive Corp.	2.450%	1/15/27	150	138
Progressive Corp.	6.625%	3/1/29	125	157
Progressive Corp.	4.350%	4/25/44	50	51
Progressive Corp.	4.125%	4/15/47	500	501
Prudential Financial Inc.	5.375%	6/21/20	100	105
Prudential Financial Inc.	4.500%	11/15/20	300	312
Prudential Financial Inc.	4.500%	11/16/21	75	78
Prudential Financial Inc.	3.500%	5/15/24	125	125
Prudential Financial Inc.	5.750%	7/15/33	100	118
Prudential Financial Inc.	5.700%	12/14/36	125	151
Prudential Financial Inc.	6.625%	12/1/37	65	86
Prudential Financial Inc.	6.625%	6/21/40	65	86
4 Prudential Financial Inc.	5.875%	9/15/42	175	185
4 Prudential Financial Inc.	5.625%	6/15/43	375	393
Prudential Financial Inc.	5.100%	8/15/43	50	55
4 Prudential Financial Inc.	5.200%	3/15/44	85	86
Prudential Financial Inc.	4.600%	5/15/44	125	130
4 Prudential Financial Inc.	5.375%	5/15/45	250	257
9 Prudential Financial Inc.	3.905%	12/7/47	382	360
9 Prudential Financial Inc.	3.935%	12/7/49	263	246
Reinsurance Group of America Inc.	6.450%	11/15/19	75	79
Reinsurance Group of America Inc.	5.000%	6/1/21	75	78
Reinsurance Group of America Inc.	4.700%	9/15/23	75	79
RenaissanceRe Finance Inc.	3.450%	7/1/27	50	48
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	89

Torchmark Corp.	3.800%	9/15/22	50	51
Travelers Cos. Inc.	5.900%	6/2/19	300	311
Travelers Cos. Inc.	3.900%	11/1/20	125	128
Travelers Cos. Inc.	6.250%	6/15/37	150	191
Travelers Cos. Inc.	4.300%	8/25/45	150	155
Travelers Cos. Inc.	4.000%	5/30/47	125	123
UnitedHealth Group Inc.	2.300%	12/15/19	125	124
UnitedHealth Group Inc.	2.700%	7/15/20	250	250
UnitedHealth Group Inc.	1.950%	10/15/20	100	98
UnitedHealth Group Inc.	4.700%	2/15/21	75	78
UnitedHealth Group Inc.	2.125%	3/15/21	225	219
UnitedHealth Group Inc.	3.375%	11/15/21	100	101
UnitedHealth Group Inc.	2.875%	12/15/21	125	124
UnitedHealth Group Inc.	3.350%	7/15/22	180	181
UnitedHealth Group Inc.	2.375%	10/15/22	150	145
UnitedHealth Group Inc.	2.750%	2/15/23	175	171
UnitedHealth Group Inc.	2.875%	3/15/23	25	25
UnitedHealth Group Inc.	3.750%	7/15/25	950	963
UnitedHealth Group Inc.	3.100%	3/15/26	225	217
UnitedHealth Group Inc.	3.450%	1/15/27	75	74
UnitedHealth Group Inc.	3.375%	4/15/27	350	341
UnitedHealth Group Inc.	2.950%	10/15/27	150	142
UnitedHealth Group Inc.	4.625%	7/15/35	175	191
UnitedHealth Group Inc.	6.500%	6/15/37	50	67
UnitedHealth Group Inc.	6.625%	11/15/37	125	169
UnitedHealth Group Inc.	6.875%	2/15/38	245	338
UnitedHealth Group Inc.	5.950%	2/15/41	60	77
UnitedHealth Group Inc.	4.625%	11/15/41	110	119
UnitedHealth Group Inc.	4.375%	3/15/42	50	52
UnitedHealth Group Inc.	3.950%	10/15/42	175	170
UnitedHealth Group Inc.	4.250%	3/15/43	125	127
UnitedHealth Group Inc.	4.750%	7/15/45	305	333
UnitedHealth Group Inc.	4.200%	1/15/47	135	136
UnitedHealth Group Inc.	4.250%	4/15/47	200	203
UnitedHealth Group Inc.	3.750%	10/15/47	350	329
Unum Group	5.625%	9/15/20	50	53
Unum Group	3.000%	5/15/21	100	99
Unum Group	4.000%	3/15/24	50	51
Unum Group	5.750%	8/15/42	25	29
Voya Financial Inc.	3.125%	7/15/24	300	289
Voya Financial Inc.	3.650%	6/15/26	250	243
Voya Financial Inc.	5.700%	7/15/43	75	85
Voya Financial Inc.	4.800%	6/15/46	100	102
Willis North America Inc.	3.600%	5/15/24	100	98
WR Berkley Corp.	5.375%	9/15/20	175	184
XLIT Ltd.	5.750%	10/1/21	105	114
XLIT Ltd.	4.450%	3/31/25	100	100
XLIT Ltd.	6.250%	5/15/27	125	144
XLIT Ltd.	5.500%	3/31/45	100	110

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	49
ORIX Corp.	3.250%	12/4/24	75	72
ORIX Corp.	3.700%	7/18/27	200	195

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	99

Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	130
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	125	121
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	50	49
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	49
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	102
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	50	50
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	100
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	75	71
AvalonBay Communities Inc.	2.850%	3/15/23	25	24
AvalonBay Communities Inc.	4.200%	12/15/23	75	78
AvalonBay Communities Inc.	3.450%	6/1/25	100	99
AvalonBay Communities Inc.	2.950%	5/11/26	150	142
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	75	72
AvalonBay Communities Inc.	3.200%	1/15/28	75	71
AvalonBay Communities Inc.	4.350%	4/15/48	60	61
Boston Properties LP	5.625%	11/15/20	325	344
Boston Properties LP	4.125%	5/15/21	75	77
Boston Properties LP	3.850%	2/1/23	225	229
Boston Properties LP	3.125%	9/1/23	275	269
Boston Properties LP	3.200%	1/15/25	100	97
Boston Properties LP	3.650%	2/1/26	100	98
Boston Properties LP	2.750%	10/1/26	50	45
Brandywine Operating Partnership LP	3.950%	2/15/23	750	752
Brandywine Operating Partnership LP	3.950%	11/15/27	100	97
Brixmor Operating Partnership LP	3.875%	8/15/22	150	151
Brixmor Operating Partnership LP	3.650%	6/15/24	50	49
Brixmor Operating Partnership LP	3.850%	2/1/25	125	122
Brixmor Operating Partnership LP	4.125%	6/15/26	200	196
Brixmor Operating Partnership LP	3.900%	3/15/27	75	72
CBL & Associates LP	4.600%	10/15/24	40	33
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	99
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	25	23
Corporate Office Properties LP	3.700%	6/15/21	50	50
Corporate Office Properties LP	3.600%	5/15/23	150	147
CubeSmart LP	4.375%	12/15/23	100	103
CubeSmart LP	4.000%	11/15/25	50	50
CubeSmart LP	3.125%	9/1/26	100	92
DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	51
DDR Corp.	4.625%	7/15/22	200	207
DDR Corp.	3.900%	8/15/24	100	99
DDR Corp.	3.625%	2/1/25	200	191
DDR Corp.	4.250%	2/1/26	70	69
DDR Corp.	4.700%	6/1/27	75	76
Digital Realty Trust LP	5.250%	3/15/21	75	79
Digital Realty Trust LP	3.950%	7/1/22	75	76
Digital Realty Trust LP	3.625%	10/1/22	1,075	1,076
Digital Realty Trust LP	3.700%	8/15/27	200	193
Duke Realty LP	3.250%	6/30/26	175	168
Duke Realty LP	3.375%	12/15/27	60	57
EPR Properties	5.750%	8/15/22	125	134
EPR Properties	5.250%	7/15/23	125	131

EPR Properties	4.500%	4/1/25	50	50
EPR Properties	4.750%	12/15/26	100	100
ERP Operating LP	4.750%	7/15/20	50	52
ERP Operating LP	4.625%	12/15/21	129	135
ERP Operating LP	3.000%	4/15/23	125	123
ERP Operating LP	3.375%	6/1/25	125	123
ERP Operating LP	2.850%	11/1/26	50	47
ERP Operating LP	3.500%	3/1/28	100	98
ERP Operating LP	4.500%	7/1/44	150	155
ERP Operating LP	4.500%	6/1/45	125	129
ERP Operating LP	4.000%	8/1/47	100	95
Essex Portfolio LP	5.200%	3/15/21	50	53
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.500%	4/1/25	100	98
Essex Portfolio LP	3.375%	4/15/26	100	96
Essex Portfolio LP	3.625%	5/1/27	100	97
Essex Portfolio LP	4.500%	3/15/48	120	119
Federal Realty Investment Trust	2.750%	6/1/23	25	24
Federal Realty Investment Trust	3.250%	7/15/27	50	48
Federal Realty Investment Trust	4.500%	12/1/44	300	310
Government Properties Income Trust	4.000%	7/15/22	100	100
HCP Inc.	2.625%	2/1/20	375	371
HCP Inc.	5.375%	2/1/21	3	3
HCP Inc.	3.150%	8/1/22	75	74
HCP Inc.	4.000%	12/1/22	210	214
HCP Inc.	4.250%	11/15/23	250	256
HCP Inc.	3.400%	2/1/25	75	73
HCP Inc.	6.750%	2/1/41	100	128
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	95
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	100
Healthcare Trust of America Holdings LP	2.950%	7/1/22	100	97
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	25
Healthcare Trust of America Holdings LP	3.500%	8/1/26	100	95
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	96
Highwoods Realty LP	3.200%	6/15/21	100	99
Highwoods Realty LP	4.125%	3/15/28	75	74
Hospitality Properties Trust	4.650%	3/15/24	140	143
Hospitality Properties Trust	5.250%	2/15/26	100	104
Hospitality Properties Trust	4.950%	2/15/27	100	102
Hospitality Properties Trust	3.950%	1/15/28	75	71
Hospitality Properties Trust	4.375%	2/15/30	300	288
Host Hotels & Resorts LP	6.000%	10/1/21	100	107
Host Hotels & Resorts LP	4.750%	3/1/23	50	52
Host Hotels & Resorts LP	3.750%	10/15/23	86	85
Host Hotels & Resorts LP	3.875%	4/1/24	75	74
Host Hotels & Resorts LP	4.000%	6/15/25	50	49
Hudson Pacific Properties LP	3.950%	11/1/27	100	96
Kilroy Realty LP	3.800%	1/15/23	250	251
Kilroy Realty LP	3.450%	12/15/24	50	48
Kimco Realty Corp.	6.875%	10/1/19	50	53
Kimco Realty Corp.	3.400%	11/1/22	150	150
Kimco Realty Corp.	3.125%	6/1/23	25	24
Kimco Realty Corp.	2.800%	10/1/26	125	112
Kimco Realty Corp.	3.800%	4/1/27	75	72
Kimco Realty Corp.	4.125%	12/1/46	50	45
Kimco Realty Corp.	4.450%	9/1/47	50	47
Kite Realty Group LP	4.000%	10/1/26	200	188

Liberty Property LP	3.375%	6/15/23	50	50
Liberty Property LP	4.400%	2/15/24	100	104
Liberty Property LP	3.750%	4/1/25	75	74
Life Storage LP	3.875%	12/15/27	150	144
LifeStorage LP	3.500%	7/1/26	125	118
Mid-America Apartments LP	4.300%	10/15/23	150	156
Mid-America Apartments LP	3.750%	6/15/24	50	50
Mid-America Apartments LP	3.600%	6/1/27	250	242
National Retail Properties Inc.	3.800%	10/15/22	200	201
National Retail Properties Inc.	3.500%	10/15/27	350	332
Omega Healthcare Investors Inc.	4.375%	8/1/23	500	499
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	102
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	98
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	101
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	289
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	68
Physicians Realty LP	4.300%	3/15/27	150	148
Physicians Realty LP	3.950%	1/15/28	100	96
Piedmont Operating Partnership LP	3.400%	6/1/23	50	49
Public Storage	2.370%	9/15/22	55	53
Public Storage	3.094%	9/15/27	100	96
Realty Income Corp.	3.250%	10/15/22	375	372
Realty Income Corp.	3.875%	7/15/24	50	50
Realty Income Corp.	3.875%	4/15/25	100	100
Realty Income Corp.	4.125%	10/15/26	125	126
Realty Income Corp.	3.000%	1/15/27	100	92
Realty Income Corp.	3.650%	1/15/28	190	184
Realty Income Corp.	4.650%	3/15/47	250	259
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	75
Regency Centers LP	4.400%	2/1/47	200	196
Sabra Health Care LP	5.125%	8/15/26	25	24
Select Income REIT	4.150%	2/1/22	100	100
Select Income REIT	4.250%	5/15/24	100	98
Select Income REIT	4.500%	2/1/25	50	49
Senior Housing Properties Trust	3.250%	5/1/19	100	100
Senior Housing Properties Trust	4.750%	2/15/28	50	49
Simon Property Group LP	4.375%	3/1/21	125	129
Simon Property Group LP	2.500%	7/15/21	120	118
Simon Property Group LP	4.125%	12/1/21	250	258
Simon Property Group LP	2.350%	1/30/22	150	145
Simon Property Group LP	3.375%	3/15/22	100	100
Simon Property Group LP	2.625%	6/15/22	100	97
Simon Property Group LP	2.750%	2/1/23	25	24
Simon Property Group LP	2.750%	6/1/23	100	97
Simon Property Group LP	3.750%	2/1/24	150	152
Simon Property Group LP	3.500%	9/1/25	100	99
Simon Property Group LP	3.300%	1/15/26	175	170
Simon Property Group LP	3.250%	11/30/26	75	72
Simon Property Group LP	3.375%	6/15/27	175	169
Simon Property Group LP	3.375%	12/1/27	100	96
Simon Property Group LP	4.750%	3/15/42	75	79
Simon Property Group LP	4.250%	11/30/46	200	195
SL Green Operating Partnership LP	3.250%	10/15/22	100	97
STORE Capital Corp.	4.500%	3/15/28	100	99
Tanger Properties LP	3.125%	9/1/26	175	159
Tanger Properties LP	3.875%	7/15/27	150	145

UDR Inc.	3.700%	10/1/20	25	25
UDR Inc.	4.625%	1/10/22	50	52
UDR Inc.	2.950%	9/1/26	150	138
UDR Inc.	3.500%	7/1/27	150	145
UDR Inc.	3.500%	1/15/28	250	241
Ventas Realty LP	3.750%	5/1/24	200	200
Ventas Realty LP	4.125%	1/15/26	75	76
Ventas Realty LP	3.250%	10/15/26	75	71
Ventas Realty LP	3.850%	4/1/27	50	49
Ventas Realty LP	4.000%	3/1/28	125	123
Ventas Realty LP	5.700%	9/30/43	75	87
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	260
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	198
VEREIT Operating Partnership LP	4.600%	2/6/24	75	76
VEREIT Operating Partnership LP	3.950%	8/15/27	450	423
Vornado Realty LP	3.500%	1/15/25	100	97
Washington Prime Group LP	3.850%	4/1/20	50	49
Washington Prime Group LP	5.950%	8/15/24	50	48
Washington REIT	4.950%	10/1/20	25	26
Washington REIT	3.950%	10/15/22	75	76
Weingarten Realty Investors	3.375%	10/15/22	50	49
Weingarten Realty Investors	3.500%	4/15/23	100	99
Welltower Inc.	4.125%	4/1/19	200	202
Welltower Inc.	4.950%	1/15/21	75	78
Welltower Inc.	5.250%	1/15/22	300	319
Welltower Inc.	3.750%	3/15/23	75	76
Welltower Inc.	4.000%	6/1/25	200	200
Welltower Inc.	4.250%	4/1/26	150	152
Welltower Inc.	6.500%	3/15/41	25	32
WP Carey Inc.	4.600%	4/1/24	75	77
WP Carey Inc.	4.000%	2/1/25	50	49
WP Carey Inc.	4.250%	10/1/26	75	74
				303,992
Industrial (17.0%)
Basic Industry (0.9%)
Agrium Inc.	3.500%	6/1/23	299	298
Agrium Inc.	3.375%	3/15/25	250	242
Agrium Inc.	4.125%	3/15/35	250	243
Agrium Inc.	6.125%	1/15/41	25	30
Agrium Inc.	4.900%	6/1/43	50	52
Agrium Inc.	5.250%	1/15/45	200	218
Air Products & Chemicals Inc.	3.000%	11/3/21	75	75
Air Products & Chemicals Inc.	2.750%	2/3/23	50	49
Air Products & Chemicals Inc.	3.350%	7/31/24	675	679
Airgas Inc.	3.650%	7/15/24	100	101
Albemarle Corp.	4.150%	12/1/24	75	77
Albemarle Corp.	5.450%	12/1/44	75	81
Barrick North America Finance LLC	4.400%	5/30/21	31	32
Barrick North America Finance LLC	5.700%	5/30/41	450	516
Barrick North America Finance LLC	5.750%	5/1/43	150	174
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	58
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	175
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	52
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	153
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	660
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	77

9 Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	288
9 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	203
Domtar Corp.	6.750%	2/15/44	100	111
Dow Chemical Co.	8.550%	5/15/19	325	346
Dow Chemical Co.	4.250%	11/15/20	125	128
Dow Chemical Co.	4.125%	11/15/21	566	580
Dow Chemical Co.	3.500%	10/1/24	50	49
Dow Chemical Co.	7.375%	11/1/29	25	33
Dow Chemical Co.	4.250%	10/1/34	50	50
Dow Chemical Co.	9.400%	5/15/39	350	562
Dow Chemical Co.	5.250%	11/15/41	100	111
Eastman Chemical Co.	5.500%	11/15/19	175	183
Eastman Chemical Co.	2.700%	1/15/20	150	149
Eastman Chemical Co.	4.500%	1/15/21	6	6
Eastman Chemical Co.	3.600%	8/15/22	49	49
Eastman Chemical Co.	4.800%	9/1/42	225	237
Eastman Chemical Co.	4.650%	10/15/44	150	154
Ecolab Inc.	4.350%	12/8/21	163	170
Ecolab Inc.	2.375%	8/10/22	470	454
Ecolab Inc.	2.700%	11/1/26	200	187
9 Ecolab Inc.	3.250%	12/1/27	100	96
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	412
EI du Pont de Nemours & Co.	2.200%	5/1/20	200	197
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	122
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	121
EI du Pont de Nemours & Co.	4.900%	1/15/41	100	106
EI du Pont de Nemours & Co.	4.150%	2/15/43	275	265
Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	309
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	145
FMC Corp.	3.950%	2/1/22	50	51
FMC Corp.	4.100%	2/1/24	250	252
Georgia-Pacific LLC	8.000%	1/15/24	250	309
Georgia-Pacific LLC	7.375%	12/1/25	100	123
Georgia-Pacific LLC	8.875%	5/15/31	250	378
Goldcorp Inc.	3.700%	3/15/23	275	273
Goldcorp Inc.	5.450%	6/9/44	100	110
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
International Flavors & Fragrances Inc.	4.375%	6/1/47	115	115
International Paper Co.	7.500%	8/15/21	306	347
International Paper Co.	3.650%	6/15/24	100	100
International Paper Co.	3.800%	1/15/26	75	74
International Paper Co.	3.000%	2/15/27	200	185
International Paper Co.	5.000%	9/15/35	100	106
International Paper Co.	7.300%	11/15/39	100	131
International Paper Co.	4.800%	6/15/44	200	202
International Paper Co.	5.150%	5/15/46	200	210
International Paper Co.	4.400%	8/15/47	200	189
Kinross Gold Corp.	5.125%	9/1/21	50	52
Kinross Gold Corp.	5.950%	3/15/24	75	81
9 Kinross Gold Corp.	4.500%	7/15/27	100	98
LYB International Finance BV	5.250%	7/15/43	200	217
LYB International Finance II BV	3.500%	3/2/27	100	95
LyondellBasell Industries NV	5.000%	4/15/19	275	279
LyondellBasell Industries NV	6.000%	11/15/21	175	189
LyondellBasell Industries NV	5.750%	4/15/24	175	192
LyondellBasell Industries NV	4.625%	2/26/55	425	413
Meadwestvaco Corp.	7.950%	2/15/31	350	479

Methanex Corp.	3.250%	12/15/19	200	199
Monsanto Co.	2.125%	7/15/19	100	99
Monsanto Co.	2.750%	7/15/21	200	197
Monsanto Co.	5.500%	8/15/25	325	357
Monsanto Co.	4.200%	7/15/34	100	98
Monsanto Co.	3.950%	4/15/45	200	181
Monsanto Co.	4.700%	7/15/64	100	97
Mosaic Co.	3.750%	11/15/21	115	116
Mosaic Co.	3.250%	11/15/22	225	220
Mosaic Co.	4.050%	11/15/27	200	194
Mosaic Co.	5.450%	11/15/33	100	106
Mosaic Co.	5.625%	11/15/43	100	104
Newmont Mining Corp.	5.875%	4/1/35	100	116
Newmont Mining Corp.	4.875%	3/15/42	250	260
Nucor Corp.	4.125%	9/15/22	100	104
Nucor Corp.	6.400%	12/1/37	100	129
Nucor Corp.	5.200%	8/1/43	200	230
Packaging Corp. of America	3.900%	6/15/22	100	102
Packaging Corp. of America	4.500%	11/1/23	350	365
Packaging Corp. of America	3.400%	12/15/27	100	96
Placer Dome Inc.	6.450%	10/15/35	75	91
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	129
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	237
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	100	100
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	275	316
PPG Industries Inc.	2.300%	11/15/19	300	298
Praxair Inc.	4.500%	8/15/19	50	51
Praxair Inc.	3.000%	9/1/21	75	75
Praxair Inc.	2.450%	2/15/22	450	441
Praxair Inc.	2.200%	8/15/22	200	193
Praxair Inc.	3.550%	11/7/42	50	48
Rayonier Inc.	3.750%	4/1/22	50	49
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	77
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	278
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	225	232
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	820	831
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	96
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	145
Rio Tinto Finance USA plc	2.875%	8/21/22	2	2
Rio Tinto Finance USA plc	4.750%	3/22/42	150	165
Rio Tinto Finance USA plc	4.125%	8/21/42	250	253
Rohm & Haas Co.	7.850%	7/15/29	250	336
RPM International Inc.	6.125%	10/15/19	25	26
RPM International Inc.	3.450%	11/15/22	100	100
RPM International Inc.	3.750%	3/15/27	50	49
RPM International Inc.	4.250%	1/15/48	250	235
Sherwin-Williams Co.	7.250%	6/15/19	100	105
Sherwin-Williams Co.	2.250%	5/15/20	50	49
Sherwin-Williams Co.	2.750%	6/1/22	150	146
Sherwin-Williams Co.	3.125%	6/1/24	50	48
Sherwin-Williams Co.	3.450%	8/1/25	225	220
Sherwin-Williams Co.	3.950%	1/15/26	200	200
Sherwin-Williams Co.	3.450%	6/1/27	100	96
Sherwin-Williams Co.	4.550%	8/1/45	90	90
Sherwin-Williams Co.	4.500%	6/1/47	100	100
Southern Copper Corp.	5.375%	4/16/20	75	78
Southern Copper Corp.	3.500%	11/8/22	400	400

Southern Copper Corp.	3.875%	4/23/25	50	50
Southern Copper Corp.	7.500%	7/27/35	100	129
Southern Copper Corp.	6.750%	4/16/40	125	154
Southern Copper Corp.	5.875%	4/23/45	500	566
Syngenta Finance NV	3.125%	3/28/22	100	96
Vale Overseas Ltd.	5.875%	6/10/21	200	215
Vale Overseas Ltd.	4.375%	1/11/22	547	561
Vale Overseas Ltd.	6.250%	8/10/26	300	336
Vale Overseas Ltd.	8.250%	1/17/34	50	64
Vale Overseas Ltd.	6.875%	11/21/36	475	559
Vale Overseas Ltd.	6.875%	11/10/39	450	532
Vale SA	5.625%	9/11/42	300	316
Westlake Chemical Corp.	3.600%	8/15/26	300	290
Westlake Chemical Corp.	5.000%	8/15/46	200	209
9 WestRock Co.	3.000%	9/15/24	250	239
9 WestRock Co.	3.375%	9/15/27	250	239
WestRock RKT Co.	3.500%	3/1/20	150	151
WestRock RKT Co.	4.900%	3/1/22	100	105
Weyerhaeuser Co.	7.375%	10/1/19	250	266
Weyerhaeuser Co.	4.700%	3/15/21	75	78
Weyerhaeuser Co.	8.500%	1/15/25	50	63
Weyerhaeuser Co.	7.375%	3/15/32	100	131
Weyerhaeuser Co.	6.875%	12/15/33	50	64
Yamana Gold Inc.	4.950%	7/15/24	110	113
9 Yamana Gold Inc.	4.625%	12/15/27	75	74

Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	100	98
3M Co.	1.625%	9/19/21	150	144
3M Co.	2.250%	3/15/23	175	169
3M Co.	3.000%	8/7/25	100	99
3M Co.	2.250%	9/19/26	150	137
3M Co.	2.875%	10/15/27	125	120
3M Co.	3.125%	9/19/46	75	66
3M Co.	3.625%	10/15/47	100	97
ABB Finance USA Inc.	2.800%	4/3/20	50	50
ABB Finance USA Inc.	3.375%	4/3/23	100	100
ABB Finance USA Inc.	4.375%	5/8/42	25	26
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	53
Allegion US Holding Co. Inc.	3.550%	10/1/27	175	165
Bemis Co. Inc.	3.100%	9/15/26	50	47
Boeing Co.	4.875%	2/15/20	175	182
Boeing Co.	1.650%	10/30/20	100	97
Boeing Co.	2.125%	3/1/22	50	49
Boeing Co.	2.800%	3/1/23	600	593
Boeing Co.	1.875%	6/15/23	100	94
Boeing Co.	2.500%	3/1/25	145	137
Boeing Co.	2.250%	6/15/26	50	46
Boeing Co.	2.800%	3/1/27	50	48
Boeing Co.	3.250%	3/1/28	100	99
Boeing Co.	6.625%	2/15/38	50	68
Boeing Co.	3.550%	3/1/38	50	49
Boeing Co.	6.875%	3/15/39	75	106
Boeing Co.	5.875%	2/15/40	75	96
Boeing Co.	3.375%	6/15/46	75	69
Boeing Co.	3.650%	3/1/47	50	48
Boeing Co.	3.625%	3/1/48	75	72

Carlisle Cos. Inc.	3.750%	11/15/22	75	75
Carlisle Cos. Inc.	3.500%	12/1/24	50	49
Carlisle Cos. Inc.	3.750%	12/1/27	125	122
Caterpillar Financial Services Corp.	2.000%	11/29/19	500	496
Caterpillar Financial Services Corp.	2.250%	12/1/19	100	99
Caterpillar Financial Services Corp.	2.100%	1/10/20	200	198
Caterpillar Financial Services Corp.	2.000%	3/5/20	250	247
Caterpillar Financial Services Corp.	1.850%	9/4/20	175	171
Caterpillar Financial Services Corp.	2.500%	11/13/20	50	50
Caterpillar Financial Services Corp.	2.900%	3/15/21	100	100
Caterpillar Financial Services Corp.	1.700%	8/9/21	300	287
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	99
Caterpillar Financial Services Corp.	2.400%	6/6/22	150	146
Caterpillar Financial Services Corp.	2.550%	11/29/22	200	194
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	248
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	198
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	92
Caterpillar Inc.	3.900%	5/27/21	125	128
Caterpillar Inc.	2.600%	6/26/22	50	49
Caterpillar Inc.	3.400%	5/15/24	250	250
Caterpillar Inc.	6.050%	8/15/36	100	129
Caterpillar Inc.	5.200%	5/27/41	150	179
Caterpillar Inc.	3.803%	8/15/42	343	340
Caterpillar Inc.	4.300%	5/15/44	100	107
Caterpillar Inc.	4.750%	5/15/64	100	113
CNH Industrial Capital LLC	4.375%	11/6/20	150	152
CNH Industrial NV	3.850%	11/15/27	200	194
Crane Co.	4.450%	12/15/23	50	51
Crane Co.	4.200%	3/15/48	150	149
CRH America Inc.	5.750%	1/15/21	75	80
Deere & Co.	4.375%	10/16/19	175	180
Deere & Co.	2.600%	6/8/22	125	122
Deere & Co.	5.375%	10/16/29	125	146
Deere & Co.	7.125%	3/3/31	100	133
Deere & Co.	3.900%	6/9/42	75	76
Dover Corp.	3.150%	11/15/25	200	195
Dover Corp.	6.600%	3/15/38	75	98
Eaton Corp.	2.750%	11/2/22	300	293
Eaton Corp.	4.000%	11/2/32	225	225
Eaton Corp.	4.150%	11/2/42	150	147
Eaton Corp.	3.915%	9/15/47	50	47
Embraer Netherlands Finance BV	5.050%	6/15/25	200	206
Embraer Netherlands Finance BV	5.400%	2/1/27	100	106
9 Embraer Overseas Ltd.	5.696%	9/16/23	100	106
Embraer SA	5.150%	6/15/22	275	287
Emerson Electric Co.	4.875%	10/15/19	25	26
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	2.625%	12/1/21	150	148
Emerson Electric Co.	3.150%	6/1/25	200	198
Emerson Electric Co.	6.000%	8/15/32	100	122
FLIR Systems Inc.	3.125%	6/15/21	50	50
Flowserve Corp.	3.500%	9/15/22	250	245
Flowserve Corp.	4.000%	11/15/23	50	50
Fortive Corp.	2.350%	6/15/21	100	97
Fortive Corp.	3.150%	6/15/26	150	143
Fortive Corp.	4.300%	6/15/46	100	99
Fortune Brands Home & Security Inc.	3.000%	6/15/20	75	75

Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	102
General Dynamics Corp.	1.875%	8/15/23	300	280
General Dynamics Corp.	2.375%	11/15/24	300	283
General Dynamics Corp.	2.625%	11/15/27	200	187
General Dynamics Corp.	3.600%	11/15/42	100	95
General Electric Co.	6.000%	8/7/19	194	202
General Electric Co.	2.100%	12/11/19	25	25
General Electric Co.	5.500%	1/8/20	211	220
General Electric Co.	2.200%	1/9/20	165	163
General Electric Co.	5.550%	5/4/20	108	113
General Electric Co.	4.375%	9/16/20	128	132
General Electric Co.	4.625%	1/7/21	201	208
General Electric Co.	5.300%	2/11/21	172	180
General Electric Co.	4.650%	10/17/21	347	362
General Electric Co.	3.150%	9/7/22	91	90
General Electric Co.	2.700%	10/9/22	1,100	1,062
General Electric Co.	3.100%	1/9/23	574	561
General Electric Co.	3.450%	5/15/24	160	157
General Electric Co.	6.750%	3/15/32	705	874
General Electric Co.	6.150%	8/7/37	161	191
General Electric Co.	5.875%	1/14/38	510	593
General Electric Co.	6.875%	1/10/39	413	530
General Electric Co.	4.125%	10/9/42	375	347
General Electric Co.	4.500%	3/11/44	425	418
Harris Corp.	2.700%	4/27/20	75	74
Harris Corp.	4.400%	12/15/20	75	77
Harris Corp.	3.832%	4/27/25	200	201
Harris Corp.	4.854%	4/27/35	100	107
Harris Corp.	6.150%	12/15/40	75	92
Hexcel Corp.	4.700%	8/15/25	100	104
Honeywell International Inc.	1.400%	10/30/19	125	123
Honeywell International Inc.	1.800%	10/30/19	200	197
Honeywell International Inc.	4.250%	3/1/21	200	207
Honeywell International Inc.	1.850%	11/1/21	100	96
Honeywell International Inc.	2.500%	11/1/26	50	46
Honeywell International Inc.	5.700%	3/15/37	200	252
Honeywell International Inc.	5.375%	3/1/41	150	184
Hubbell Inc.	3.350%	3/1/26	75	74
Hubbell Inc.	3.150%	8/15/27	50	48
Hubbell Inc.	3.500%	2/15/28	175	171
9 Huntington Ingalls Industries Inc.	3.483%	12/1/27	150	144
Illinois Tool Works Inc.	6.250%	4/1/19	100	104
Illinois Tool Works Inc.	3.375%	9/15/21	100	101
Illinois Tool Works Inc.	3.500%	3/1/24	200	204
Illinois Tool Works Inc.	2.650%	11/15/26	300	280
Illinois Tool Works Inc.	4.875%	9/15/41	75	87
Illinois Tool Works Inc.	3.900%	9/1/42	175	178
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	175	181
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	150
John Deere Capital Corp.	1.250%	10/9/19	200	196
John Deere Capital Corp.	1.700%	1/15/20	125	123
John Deere Capital Corp.	2.050%	3/10/20	250	248
John Deere Capital Corp.	2.200%	3/13/20	150	149
John Deere Capital Corp.	2.450%	9/11/20	75	75
John Deere Capital Corp.	2.550%	1/8/21	150	148
John Deere Capital Corp.	2.800%	3/4/21	100	99
John Deere Capital Corp.	2.875%	3/12/21	100	100

John Deere Capital Corp.	3.900%	7/12/21	100	103
John Deere Capital Corp.	3.150%	10/15/21	25	25
John Deere Capital Corp.	2.650%	1/6/22	300	295
John Deere Capital Corp.	2.150%	9/8/22	400	383
John Deere Capital Corp.	2.700%	1/6/23	100	98
John Deere Capital Corp.	2.800%	1/27/23	50	49
John Deere Capital Corp.	2.800%	3/6/23	300	293
John Deere Capital Corp.	2.650%	6/24/24	75	72
John Deere Capital Corp.	3.450%	3/13/25	100	100
John Deere Capital Corp.	3.400%	9/11/25	75	74
John Deere Capital Corp.	2.650%	6/10/26	100	94
John Deere Capital Corp.	2.800%	9/8/27	150	141
John Deere Capital Corp.	3.050%	1/6/28	100	96
Johnson Controls International plc	5.000%	3/30/20	125	130
Johnson Controls International plc	4.250%	3/1/21	150	154
Johnson Controls International plc	3.750%	12/1/21	100	101
Johnson Controls International plc	3.625%	7/2/24	135	135
Johnson Controls International plc	3.900%	2/14/26	100	100
Johnson Controls International plc	6.000%	1/15/36	50	61
Johnson Controls International plc	4.625%	7/2/44	75	77
Johnson Controls International plc	5.125%	9/14/45	150	166
Johnson Controls International plc	4.500%	2/15/47	100	101
Johnson Controls International plc	4.950%	7/2/64	100	99
Kennametal Inc.	2.650%	11/1/19	75	74
Kennametal Inc.	3.875%	2/15/22	50	50
L3 Technologies Inc.	5.200%	10/15/19	100	103
L3 Technologies Inc.	4.750%	7/15/20	75	77
L3 Technologies Inc.	4.950%	2/15/21	75	78
L3 Technologies Inc.	3.950%	5/28/24	103	103
L3 Technologies Inc.	3.850%	12/15/26	50	49
Lafarge SA	7.125%	7/15/36	100	127
Leggett & Platt Inc.	3.800%	11/15/24	100	100
Leggett & Platt Inc.	3.500%	11/15/27	300	289
Lennox International Inc.	3.000%	11/15/23	100	97
Lockheed Martin Corp.	2.500%	11/23/20	140	139
Lockheed Martin Corp.	3.350%	9/15/21	725	731
Lockheed Martin Corp.	3.100%	1/15/23	200	199
Lockheed Martin Corp.	3.550%	1/15/26	380	377
Lockheed Martin Corp.	3.600%	3/1/35	150	142
Lockheed Martin Corp.	4.500%	5/15/36	100	106
Lockheed Martin Corp.	6.150%	9/1/36	375	471
Lockheed Martin Corp.	4.700%	5/15/46	375	406
Lockheed Martin Corp.	4.090%	9/15/52	31	30
Martin Marietta Materials Inc.	4.250%	7/2/24	100	102
Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
Martin Marietta Materials Inc.	3.500%	12/15/27	100	95
Martin Marietta Materials Inc.	4.250%	12/15/47	175	161
Masco Corp.	7.125%	3/15/20	11	12
Masco Corp.	3.500%	4/1/21	70	70
Masco Corp.	4.450%	4/1/25	50	51
Masco Corp.	4.375%	4/1/26	100	102
Masco Corp.	3.500%	11/15/27	100	95
Masco Corp.	7.750%	8/1/29	24	30
Masco Corp.	4.500%	5/15/47	100	95
Mohawk Industries Inc.	3.850%	2/1/23	100	101
Northrop Grumman Corp.	2.080%	10/15/20	200	196
Northrop Grumman Corp.	3.500%	3/15/21	200	202

Northrop Grumman Corp.	2.550%	10/15/22	400	388
Northrop Grumman Corp.	3.250%	8/1/23	150	149
Northrop Grumman Corp.	2.930%	1/15/25	275	263
Northrop Grumman Corp.	3.200%	2/1/27	150	143
Northrop Grumman Corp.	3.250%	1/15/28	390	372
Northrop Grumman Corp.	5.050%	11/15/40	50	55
Northrop Grumman Corp.	4.750%	6/1/43	275	293
Northrop Grumman Corp.	4.030%	10/15/47	545	524
9 Nvent Finance Sarl	3.950%	4/15/23	200	200
9 Nvent Finance Sarl	4.550%	4/15/28	100	100
Owens Corning	4.200%	12/15/22	150	153
Owens Corning	3.400%	8/15/26	200	190
Owens Corning	4.300%	7/15/47	200	182
Owens Corning	4.400%	1/30/48	75	69
Parker-Hannifin Corp.	3.500%	9/15/22	425	429
Parker-Hannifin Corp.	3.300%	11/21/24	100	100
Parker-Hannifin Corp.	3.250%	3/1/27	125	123
Parker-Hannifin Corp.	6.250%	5/15/38	25	32
Parker-Hannifin Corp.	4.450%	11/21/44	200	213
Parker-Hannifin Corp.	4.100%	3/1/47	75	77
Pentair Finance SA	2.650%	12/1/19	250	248
Precision Castparts Corp.	2.250%	6/15/20	150	148
Precision Castparts Corp.	2.500%	1/15/23	75	73
Precision Castparts Corp.	3.250%	6/15/25	200	198
Precision Castparts Corp.	3.900%	1/15/43	75	74
Precision Castparts Corp.	4.375%	6/15/45	300	319
Raytheon Co.	4.400%	2/15/20	100	103
Raytheon Co.	3.125%	10/15/20	175	176
Raytheon Co.	2.500%	12/15/22	275	267
Raytheon Co.	7.200%	8/15/27	25	32
Raytheon Co.	4.700%	12/15/41	350	393
Republic Services Inc.	5.500%	9/15/19	150	156
Republic Services Inc.	5.000%	3/1/20	125	130
Republic Services Inc.	5.250%	11/15/21	175	187
Republic Services Inc.	3.550%	6/1/22	50	51
Republic Services Inc.	3.200%	3/15/25	250	242
Republic Services Inc.	6.200%	3/1/40	50	62
Republic Services Inc.	5.700%	5/15/41	100	120
Rockwell Collins Inc.	5.250%	7/15/19	25	26
Rockwell Collins Inc.	3.100%	11/15/21	50	50
Rockwell Collins Inc.	2.800%	3/15/22	170	166
Rockwell Collins Inc.	3.200%	3/15/24	100	97
Rockwell Collins Inc.	3.500%	3/15/27	100	96
Rockwell Collins Inc.	4.800%	12/15/43	65	72
Rockwell Collins Inc.	4.350%	4/15/47	250	247
Roper Technologies Inc.	6.250%	9/1/19	75	79
Roper Technologies Inc.	3.000%	12/15/20	125	125
Roper Technologies Inc.	2.800%	12/15/21	200	197
Roper Technologies Inc.	3.850%	12/15/25	100	101
Roper Technologies Inc.	3.800%	12/15/26	120	119
Snap-on Inc.	6.125%	9/1/21	75	83
Snap-on Inc.	3.250%	3/1/27	50	48
Snap-on Inc.	4.100%	3/1/48	75	76
Sonoco Products Co.	5.750%	11/1/40	145	166
Spirit AeroSystems Inc.	5.250%	3/15/22	400	411
Spirit AeroSystems Inc.	3.850%	6/15/26	65	64
Stanley Black & Decker Inc.	3.400%	12/1/21	150	152

Stanley Black & Decker Inc.	5.200%	9/1/40	125	142
Textron Inc.	3.875%	3/1/25	65	65
Textron Inc.	4.000%	3/15/26	200	201
Textron Inc.	3.650%	3/15/27	50	49
Textron Inc.	3.375%	3/1/28	50	48
The Timken Co.	3.875%	9/1/24	100	98
United Technologies Corp.	1.500%	11/1/19	100	98
United Technologies Corp.	4.500%	4/15/20	100	103
United Technologies Corp.	1.900%	5/4/20	200	196
United Technologies Corp.	1.950%	11/1/21	100	96
United Technologies Corp.	3.100%	6/1/22	285	283
United Technologies Corp.	2.800%	5/4/24	250	239
United Technologies Corp.	2.650%	11/1/26	100	92
United Technologies Corp.	3.125%	5/4/27	150	142
United Technologies Corp.	6.700%	8/1/28	100	122
United Technologies Corp.	7.500%	9/15/29	125	164
United Technologies Corp.	5.400%	5/1/35	150	169
United Technologies Corp.	6.050%	6/1/36	100	121
United Technologies Corp.	6.125%	7/15/38	100	123
United Technologies Corp.	5.700%	4/15/40	100	117
United Technologies Corp.	4.500%	6/1/42	600	605
United Technologies Corp.	4.150%	5/15/45	200	192
United Technologies Corp.	3.750%	11/1/46	200	179
United Technologies Corp.	4.050%	5/4/47	150	142
Vulcan Materials Co.	4.500%	4/1/25	200	206
Vulcan Materials Co.	4.500%	6/15/47	125	119
Wabtec Corp.	3.450%	11/15/26	150	144
Waste Management Inc.	4.600%	3/1/21	50	52
Waste Management Inc.	2.900%	9/15/22	100	99
Waste Management Inc.	2.400%	5/15/23	175	167
Waste Management Inc.	3.500%	5/15/24	100	100
Waste Management Inc.	3.125%	3/1/25	150	146
Waste Management Inc.	3.150%	11/15/27	125	119
Waste Management Inc.	3.900%	3/1/35	250	249
Waste Management Inc.	4.100%	3/1/45	100	100
WW Grainger Inc.	4.600%	6/15/45	200	210
WW Grainger Inc.	3.750%	5/15/46	75	70
WW Grainger Inc.	4.200%	5/15/47	50	50
Xylem Inc.	3.250%	11/1/26	100	96
Xylem Inc.	4.375%	11/1/46	100	101

Communication (2.6%)
21st Century Fox America Inc.	4.500%	2/15/21	550	573
21st Century Fox America Inc.	3.000%	9/15/22	200	197
21st Century Fox America Inc.	4.000%	10/1/23	75	77
21st Century Fox America Inc.	3.700%	9/15/24	100	101
21st Century Fox America Inc.	3.700%	10/15/25	125	126
21st Century Fox America Inc.	6.550%	3/15/33	200	252
21st Century Fox America Inc.	6.200%	12/15/34	350	434
21st Century Fox America Inc.	6.400%	12/15/35	365	459
21st Century Fox America Inc.	8.150%	10/17/36	175	255
21st Century Fox America Inc.	6.150%	3/1/37	175	216
21st Century Fox America Inc.	6.900%	8/15/39	125	169
21st Century Fox America Inc.	6.150%	2/15/41	325	409
21st Century Fox America Inc.	4.750%	9/15/44	175	189
21st Century Fox America Inc.	4.950%	10/15/45	75	82
21st Century Fox America Inc.	7.750%	12/1/45	100	152

Activision Blizzard Inc.	2.300%	9/15/21	125	121
Activision Blizzard Inc.	2.600%	6/15/22	100	97
Activision Blizzard Inc.	3.400%	9/15/26	175	170
Activision Blizzard Inc.	3.400%	6/15/27	100	96
Activision Blizzard Inc.	4.500%	6/15/47	100	100
America Movil SAB de CV	5.000%	10/16/19	400	412
America Movil SAB de CV	3.125%	7/16/22	375	370
America Movil SAB de CV	6.375%	3/1/35	200	243
America Movil SAB de CV	6.125%	11/15/37	150	179
America Movil SAB de CV	6.125%	3/30/40	375	451
America Movil SAB de CV	4.375%	7/16/42	250	252
American Tower Corp.	2.800%	6/1/20	75	74
American Tower Corp.	5.050%	9/1/20	150	156
American Tower Corp.	3.300%	2/15/21	125	125
American Tower Corp.	3.450%	9/15/21	475	475
American Tower Corp.	5.900%	11/1/21	475	514
American Tower Corp.	2.250%	1/15/22	125	120
American Tower Corp.	3.500%	1/31/23	200	199
American Tower Corp.	5.000%	2/15/24	200	211
American Tower Corp.	4.000%	6/1/25	100	99
American Tower Corp.	3.375%	10/15/26	200	187
American Tower Corp.	3.550%	7/15/27	125	117
American Tower Corp.	3.600%	1/15/28	125	119
AT&T Inc.	5.875%	10/1/19	175	183
AT&T Inc.	2.450%	6/30/20	700	692
AT&T Inc.	4.600%	2/15/21	175	181
AT&T Inc.	5.000%	3/1/21	450	473
AT&T Inc.	3.200%	3/1/22	250	249
AT&T Inc.	3.800%	3/15/22	275	279
AT&T Inc.	3.000%	6/30/22	600	589
AT&T Inc.	2.850%	2/14/23	350	351
AT&T Inc.	3.600%	2/17/23	1,100	1,104
AT&T Inc.	3.800%	3/1/24	125	125
AT&T Inc.	3.400%	8/14/24	550	554
AT&T Inc.	3.950%	1/15/25	400	400
AT&T Inc.	3.400%	5/15/25	920	884
AT&T Inc.	4.125%	2/17/26	590	592
AT&T Inc.	4.250%	3/1/27	600	605
AT&T Inc.	3.900%	8/14/27	1,000	1,007
9 AT&T Inc.	4.100%	2/15/28	794	789
9 AT&T Inc.	4.300%	2/15/30	710	705
AT&T Inc.	4.500%	5/15/35	200	196
AT&T Inc.	5.250%	3/1/37	400	422
AT&T Inc.	4.900%	8/14/37	800	806
AT&T Inc.	6.350%	3/15/40	100	116
AT&T Inc.	6.000%	8/15/40	300	338
AT&T Inc.	5.350%	9/1/40	756	785
AT&T Inc.	5.550%	8/15/41	225	239
AT&T Inc.	5.150%	3/15/42	375	380
AT&T Inc.	4.300%	12/15/42	271	249
AT&T Inc.	4.800%	6/15/44	500	481
AT&T Inc.	4.350%	6/15/45	624	569
AT&T Inc.	4.750%	5/15/46	650	629
9 AT&T Inc.	5.150%	11/15/46	1,063	1,081
AT&T Inc.	5.450%	3/1/47	400	425
AT&T Inc.	4.500%	3/9/48	582	542
AT&T Inc.	4.550%	3/9/49	262	245

AT&T Inc.	5.150%	2/14/50	955	965
AT&T Inc.	5.700%	3/1/57	175	187
AT&T Inc.	5.300%	8/14/58	550	555
Bell Canada Inc.	4.464%	4/1/48	150	153
British Telecommunications plc	9.125%	12/15/30	516	754
CBS Corp.	2.300%	8/15/19	125	124
CBS Corp.	4.300%	2/15/21	275	282
CBS Corp.	2.500%	2/15/23	200	190
9 CBS Corp.	2.900%	6/1/23	75	72
CBS Corp.	3.700%	8/15/24	175	174
CBS Corp.	3.500%	1/15/25	150	146
CBS Corp.	2.900%	1/15/27	125	113
CBS Corp.	3.375%	2/15/28	100	93
9 CBS Corp.	3.700%	6/1/28	125	119
CBS Corp.	5.900%	10/15/40	275	313
CBS Corp.	4.850%	7/1/42	100	99
CBS Corp.	4.900%	8/15/44	100	100
CBS Corp.	4.600%	1/15/45	125	121
CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	250	252
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.579%	7/23/20	375	376
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	575	585
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	850	866
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	325	298
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	300	287
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	400	446
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	650	717
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	475	459
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	75	86
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	175
Comcast Corp.	5.700%	7/1/19	850	880
Comcast Corp.	5.150%	3/1/20	325	338
Comcast Corp.	2.750%	3/1/23	200	194
Comcast Corp.	3.000%	2/1/24	385	374
Comcast Corp.	3.375%	2/15/25	150	147
Comcast Corp.	3.375%	8/15/25	250	244
Comcast Corp.	3.150%	3/1/26	400	385
Comcast Corp.	2.350%	1/15/27	285	255

Comcast Corp.	3.300%	2/1/27	200	193
Comcast Corp.	3.150%	2/15/28	325	308
Comcast Corp.	3.550%	5/1/28	200	196
Comcast Corp.	4.250%	1/15/33	275	283
Comcast Corp.	4.200%	8/15/34	175	176
Comcast Corp.	5.650%	6/15/35	400	469
Comcast Corp.	4.400%	8/15/35	200	205
Comcast Corp.	6.500%	11/15/35	750	951
Comcast Corp.	3.200%	7/15/36	175	153
Comcast Corp.	6.450%	3/15/37	175	225
Comcast Corp.	6.950%	8/15/37	250	335
Comcast Corp.	3.900%	3/1/38	175	169
Comcast Corp.	6.400%	5/15/38	100	127
Comcast Corp.	6.400%	3/1/40	150	190
Comcast Corp.	4.650%	7/15/42	470	490
Comcast Corp.	4.500%	1/15/43	125	128
Comcast Corp.	4.600%	8/15/45	250	258
Comcast Corp.	3.400%	7/15/46	250	213
Comcast Corp.	4.000%	8/15/47	200	188
Comcast Corp.	3.969%	11/1/47	381	359
Comcast Corp.	4.000%	3/1/48	225	212
Comcast Corp.	3.999%	11/1/49	138	129
Crown Castle International Corp.	3.400%	2/15/21	300	301
Crown Castle International Corp.	2.250%	9/1/21	125	121
Crown Castle International Corp.	4.875%	4/15/22	125	132
Crown Castle International Corp.	5.250%	1/15/23	275	292
Crown Castle International Corp.	3.200%	9/1/24	250	240
Crown Castle International Corp.	4.450%	2/15/26	250	253
Crown Castle International Corp.	3.700%	6/15/26	175	168
Crown Castle International Corp.	4.000%	3/1/27	75	74
Crown Castle International Corp.	3.650%	9/1/27	250	238
Crown Castle International Corp.	3.800%	2/15/28	200	192
Crown Castle International Corp.	4.750%	5/15/47	50	50
Deutsche Telekom International Finance
BV	6.000%	7/8/19	150	156
Deutsche Telekom International Finance
BV	8.750%	6/15/30	800	1,130
Discovery Communications LLC	5.625%	8/15/19	75	78
Discovery Communications LLC	2.200%	9/20/19	100	99
Discovery Communications LLC	4.375%	6/15/21	25	26
Discovery Communications LLC	3.300%	5/15/22	125	123
Discovery Communications LLC	2.950%	3/20/23	200	193
Discovery Communications LLC	3.250%	4/1/23	100	97
Discovery Communications LLC	3.800%	3/13/24	100	99
Discovery Communications LLC	3.450%	3/15/25	150	144
Discovery Communications LLC	4.900%	3/11/26	200	207
Discovery Communications LLC	3.950%	3/20/28	325	312
Discovery Communications LLC	5.000%	9/20/37	225	224
Discovery Communications LLC	6.350%	6/1/40	150	169
Discovery Communications LLC	4.950%	5/15/42	150	143
Discovery Communications LLC	4.875%	4/1/43	175	166
Discovery Communications LLC	5.200%	9/20/47	250	250
Electronic Arts Inc.	3.700%	3/1/21	350	355
Electronic Arts Inc.	4.800%	3/1/26	100	107
Grupo Televisa SAB	6.625%	3/18/25	100	114
Grupo Televisa SAB	4.625%	1/30/26	100	102
Grupo Televisa SAB	6.625%	1/15/40	125	141

Grupo Televisa SAB	5.000%	5/13/45	425	398
Interpublic Group of Cos. Inc.	3.750%	2/15/23	100	100
Interpublic Group of Cos. Inc.	4.200%	4/15/24	100	102
Koninklijke KPN NV	8.375%	10/1/30	175	238
Moody's Corp.	2.750%	12/15/21	100	98
Moody's Corp.	4.500%	9/1/22	250	261
Moody's Corp.	4.875%	2/15/24	250	265
Moody's Corp.	5.250%	7/15/44	110	126
NBCUniversal Media LLC	5.150%	4/30/20	330	344
NBCUniversal Media LLC	4.375%	4/1/21	325	337
NBCUniversal Media LLC	2.875%	1/15/23	225	220
NBCUniversal Media LLC	6.400%	4/30/40	150	190
NBCUniversal Media LLC	5.950%	4/1/41	225	275
NBCUniversal Media LLC	4.450%	1/15/43	325	330
Omnicom Group Inc.	4.450%	8/15/20	175	180
Omnicom Group Inc.	3.625%	5/1/22	225	227
Omnicom Group Inc.	3.650%	11/1/24	150	148
Omnicom Group Inc.	3.600%	4/15/26	275	266
Orange SA	1.625%	11/3/19	225	221
Orange SA	4.125%	9/14/21	325	336
Orange SA	9.000%	3/1/31	450	655
Orange SA	5.375%	1/13/42	350	399
RELX Capital Inc.	3.125%	10/15/22	182	179
RELX Capital Inc.	3.500%	3/16/23	125	125
Rogers Communications Inc.	3.000%	3/15/23	205	201
Rogers Communications Inc.	4.100%	10/1/23	175	180
Rogers Communications Inc.	3.625%	12/15/25	125	125
Rogers Communications Inc.	2.900%	11/15/26	100	94
Rogers Communications Inc.	4.500%	3/15/43	65	67
Rogers Communications Inc.	5.000%	3/15/44	190	208
Rogers Communications Inc.	4.300%	2/15/48	150	149
S&P Global Inc.	3.300%	8/14/20	125	126
S&P Global Inc.	4.000%	6/15/25	125	128
S&P Global Inc.	4.400%	2/15/26	200	210
S&P Global Inc.	2.950%	1/22/27	100	94
S&P Global Inc.	6.550%	11/15/37	150	192
Scripps Networks Interactive Inc.	2.750%	11/15/19	125	124
Scripps Networks Interactive Inc.	2.800%	6/15/20	100	99
Scripps Networks Interactive Inc.	3.500%	6/15/22	75	74
Scripps Networks Interactive Inc.	3.900%	11/15/24	150	148
Scripps Networks Interactive Inc.	3.950%	6/15/25	100	99
Telefonica Emisiones SAU	5.877%	7/15/19	100	104
Telefonica Emisiones SAU	5.134%	4/27/20	225	233
Telefonica Emisiones SAU	5.462%	2/16/21	555	591
Telefonica Emisiones SAU	4.103%	3/8/27	450	449
Telefonica Emisiones SAU	7.045%	6/20/36	425	540
Telefonica Emisiones SAU	4.665%	3/6/38	150	151
Telefonica Emisiones SAU	5.213%	3/8/47	400	422
Telefonica Emisiones SAU	4.895%	3/6/48	300	304
TELUS Corp.	2.800%	2/16/27	100	92
Thomson Reuters Corp.	4.700%	10/15/19	300	308
Thomson Reuters Corp.	3.850%	9/29/24	100	100
Thomson Reuters Corp.	5.500%	8/15/35	75	82
Thomson Reuters Corp.	5.850%	4/15/40	150	173
Thomson Reuters Corp.	4.500%	5/23/43	225	217
Time Warner Cable LLC	8.250%	4/1/19	200	210
Time Warner Cable LLC	5.000%	2/1/20	350	359

Time Warner Cable LLC	4.125%	2/15/21	150	152
Time Warner Cable LLC	6.550%	5/1/37	200	224
Time Warner Cable LLC	7.300%	7/1/38	50	60
Time Warner Cable LLC	6.750%	6/15/39	275	311
Time Warner Cable LLC	5.875%	11/15/40	500	520
Time Warner Cable LLC	5.500%	9/1/41	225	222
Time Warner Cable LLC	4.500%	9/15/42	350	302
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	207
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	262
Time Warner Inc.	4.875%	3/15/20	350	362
Time Warner Inc.	4.700%	1/15/21	50	52
Time Warner Inc.	4.750%	3/29/21	425	443
Time Warner Inc.	4.050%	12/15/23	100	102
Time Warner Inc.	3.600%	7/15/25	275	267
Time Warner Inc.	3.875%	1/15/26	250	244
Time Warner Inc.	3.800%	2/15/27	850	822
Time Warner Inc.	5.375%	10/15/41	100	106
Time Warner Inc.	4.900%	6/15/42	425	428
Time Warner Inc.	5.350%	12/15/43	125	133
Time Warner Inc.	4.650%	6/1/44	100	96
Verizon Communications Inc.	2.625%	2/21/20	359	357
Verizon Communications Inc.	3.450%	3/15/21	300	303
Verizon Communications Inc.	4.600%	4/1/21	475	495
Verizon Communications Inc.	1.750%	8/15/21	175	167
Verizon Communications Inc.	3.000%	11/1/21	600	596
Verizon Communications Inc.	3.500%	11/1/21	100	101
Verizon Communications Inc.	3.125%	3/16/22	350	347
Verizon Communications Inc.	5.150%	9/15/23	1,180	1,274
Verizon Communications Inc.	4.150%	3/15/24	300	308
Verizon Communications Inc.	3.500%	11/1/24	400	396
Verizon Communications Inc.	3.376%	2/15/25	749	736
Verizon Communications Inc.	2.625%	8/15/26	475	434
Verizon Communications Inc.	4.125%	3/16/27	625	633
Verizon Communications Inc.	4.500%	8/10/33	575	581
Verizon Communications Inc.	4.400%	11/1/34	725	713
Verizon Communications Inc.	4.272%	1/15/36	613	587
Verizon Communications Inc.	5.250%	3/16/37	875	937
Verizon Communications Inc.	4.812%	3/15/39	200	204
Verizon Communications Inc.	4.750%	11/1/41	175	175
Verizon Communications Inc.	3.850%	11/1/42	250	219
Verizon Communications Inc.	4.125%	8/15/46	450	404
Verizon Communications Inc.	4.862%	8/21/46	956	959
Verizon Communications Inc.	5.500%	3/16/47	325	357
Verizon Communications Inc.	4.522%	9/15/48	863	826
Verizon Communications Inc.	5.012%	4/15/49	716	736
Verizon Communications Inc.	5.012%	8/21/54	1,174	1,169
Verizon Communications Inc.	4.672%	3/15/55	838	793
Viacom Inc.	5.625%	9/15/19	125	130
Viacom Inc.	3.875%	12/15/21	25	25
Viacom Inc.	4.250%	9/1/23	225	228
Viacom Inc.	3.875%	4/1/24	124	123
Viacom Inc.	3.450%	10/4/26	100	94
Viacom Inc.	6.875%	4/30/36	190	226
Viacom Inc.	4.375%	3/15/43	581	521
Viacom Inc.	5.850%	9/1/43	75	81
Vodafone Group plc	5.450%	6/10/19	150	155
Vodafone Group plc	2.500%	9/26/22	175	168

Vodafone Group plc	2.950%	2/19/23	715	693
Vodafone Group plc	7.875%	2/15/30	150	194
Vodafone Group plc	6.250%	11/30/32	100	115
Vodafone Group plc	6.150%	2/27/37	125	144
Vodafone Group plc	4.375%	2/19/43	400	379
Walt Disney Co.	1.850%	5/30/19	50	50
Walt Disney Co.	1.800%	6/5/20	150	147
Walt Disney Co.	2.150%	9/17/20	150	148
Walt Disney Co.	2.300%	2/12/21	250	246
Walt Disney Co.	2.750%	8/16/21	100	99
Walt Disney Co.	2.550%	2/15/22	75	74
Walt Disney Co.	2.450%	3/4/22	75	73
Walt Disney Co.	2.350%	12/1/22	75	72
Walt Disney Co.	3.150%	9/17/25	150	148
Walt Disney Co.	3.000%	2/13/26	300	292
Walt Disney Co.	1.850%	7/30/26	500	443
Walt Disney Co.	2.950%	6/15/27	150	144
Walt Disney Co.	4.375%	8/16/41	75	80
Walt Disney Co.	4.125%	12/1/41	180	189
Walt Disney Co.	3.700%	12/1/42	125	121
WPP Finance 2010	4.750%	11/21/21	208	216
WPP Finance 2010	3.625%	9/7/22	200	200
WPP Finance 2010	3.750%	9/19/24	100	98
WPP Finance 2010	5.625%	11/15/43	125	136

Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	125	131
Alibaba Group Holding Ltd.	2.500%	11/28/19	360	357
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	299
Alibaba Group Holding Ltd.	2.800%	6/6/23	400	387
Alibaba Group Holding Ltd.	3.600%	11/28/24	200	198
Alibaba Group Holding Ltd.	3.400%	12/6/27	600	567
Alibaba Group Holding Ltd.	4.500%	11/28/34	80	83
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	188
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	214
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	95
Amazon.com Inc.	2.600%	12/5/19	300	300
9 Amazon.com Inc.	1.900%	8/21/20	200	196
Amazon.com Inc.	3.300%	12/5/21	200	203
Amazon.com Inc.	2.500%	11/29/22	150	146
9 Amazon.com Inc.	2.400%	2/22/23	450	434
9 Amazon.com Inc.	2.800%	8/22/24	250	242
Amazon.com Inc.	3.800%	12/5/24	120	123
Amazon.com Inc.	5.200%	12/3/25	225	250
9 Amazon.com Inc.	3.150%	8/22/27	550	530
Amazon.com Inc.	4.800%	12/5/34	225	249
9 Amazon.com Inc.	3.875%	8/22/37	425	422
Amazon.com Inc.	4.950%	12/5/44	350	393
9 Amazon.com Inc.	4.050%	8/22/47	650	643
9 Amazon.com Inc.	4.250%	8/22/57	500	497
American Honda Finance Corp.	1.200%	7/12/19	200	196
American Honda Finance Corp.	2.250%	8/15/19	275	273
American Honda Finance Corp.	2.000%	11/13/19	100	99
American Honda Finance Corp.	2.000%	2/14/20	100	99
American Honda Finance Corp.	1.950%	7/20/20	325	318
American Honda Finance Corp.	2.450%	9/24/20	225	223
American Honda Finance Corp.	2.650%	2/12/21	150	149

American Honda Finance Corp.	1.650%	7/12/21	150	144
American Honda Finance Corp.	1.700%	9/9/21	200	191
American Honda Finance Corp.	2.600%	11/16/22	40	39
American Honda Finance Corp.	2.900%	2/16/24	100	98
American Honda Finance Corp.	2.300%	9/9/26	50	46
American Honda Finance Corp.	3.500%	2/15/28	100	101
Aptiv plc	3.150%	11/19/20	150	150
Aptiv plc	4.250%	1/15/26	150	153
Aptiv plc	4.400%	10/1/46	50	48
Automatic Data Processing Inc.	2.250%	9/15/20	175	173
Automatic Data Processing Inc.	3.375%	9/15/25	200	201
AutoNation Inc.	5.500%	2/1/20	55	57
AutoNation Inc.	3.350%	1/15/21	60	60
AutoNation Inc.	4.500%	10/1/25	150	152
AutoNation Inc.	3.800%	11/15/27	75	71
AutoZone Inc.	3.700%	4/15/22	350	354
AutoZone Inc.	2.875%	1/15/23	50	49
AutoZone Inc.	3.125%	7/15/23	125	123
AutoZone Inc.	3.125%	4/21/26	100	94
AutoZone Inc.	3.750%	6/1/27	100	98
Bed Bath & Beyond Inc.	4.915%	8/1/34	50	43
Bed Bath & Beyond Inc.	5.165%	8/1/44	150	125
Best Buy Co. Inc.	5.500%	3/15/21	25	26
Block Financial LLC	4.125%	10/1/20	94	95
Block Financial LLC	5.500%	11/1/22	100	106
Block Financial LLC	5.250%	10/1/25	100	104
Booking Holdings Inc.	2.750%	3/15/23	100	96
Booking Holdings Inc.	3.650%	3/15/25	100	99
Booking Holdings Inc.	3.600%	6/1/26	225	221
Booking Holdings Inc.	3.550%	3/15/28	100	97
BorgWarner Inc.	4.625%	9/15/20	25	26
BorgWarner Inc.	3.375%	3/15/25	75	74
BorgWarner Inc.	4.375%	3/15/45	100	98
Carnival Corp.	3.950%	10/15/20	100	102
Costco Wholesale Corp.	1.700%	12/15/19	200	198
Costco Wholesale Corp.	1.750%	2/15/20	200	196
Costco Wholesale Corp.	2.150%	5/18/21	200	196
Costco Wholesale Corp.	2.250%	2/15/22	100	98
Costco Wholesale Corp.	2.300%	5/18/22	150	146
Costco Wholesale Corp.	2.750%	5/18/24	175	170
Costco Wholesale Corp.	3.000%	5/18/27	100	96
Cummins Inc.	7.125%	3/1/28	100	125
Cummins Inc.	4.875%	10/1/43	125	142
Daimler Finance North America LLC	8.500%	1/18/31	250	364
Darden Restaurants Inc.	3.850%	5/1/27	200	197
Darden Restaurants Inc.	4.550%	2/15/48	50	50
Delphi Corp.	4.150%	3/15/24	125	128
Dollar General Corp.	3.250%	4/15/23	150	148
Dollar General Corp.	4.150%	11/1/25	105	107
Dollar General Corp.	3.875%	4/15/27	50	50
Dollar General Corp.	4.125%	5/1/28	150	151
DR Horton Inc.	3.750%	3/1/19	25	25
DR Horton Inc.	4.375%	9/15/22	100	103
DR Horton Inc.	4.750%	2/15/23	225	236
DR Horton Inc.	5.750%	8/15/23	100	109
eBay Inc.	2.200%	8/1/19	300	298
eBay Inc.	3.250%	10/15/20	75	75

eBay Inc.	2.875%	8/1/21	125	124
eBay Inc.	3.800%	3/9/22	100	102
eBay Inc.	2.600%	7/15/22	450	435
eBay Inc.	2.750%	1/30/23	100	97
eBay Inc.	3.450%	8/1/24	125	123
eBay Inc.	3.600%	6/5/27	300	289
eBay Inc.	4.000%	7/15/42	25	22
Expedia Inc.	5.950%	8/15/20	75	79
Expedia Inc.	4.500%	8/15/24	100	101
Expedia Inc.	5.000%	2/15/26	275	283
Expedia Inc.	3.800%	2/15/28	100	93
Ford Motor Co.	4.346%	12/8/26	275	271
Ford Motor Co.	6.625%	10/1/28	425	489
Ford Motor Co.	6.375%	2/1/29	100	113
Ford Motor Co.	7.450%	7/16/31	375	452
Ford Motor Co.	4.750%	1/15/43	100	91
Ford Motor Co.	7.400%	11/1/46	100	124
Ford Motor Co.	5.291%	12/8/46	300	294
Ford Motor Credit Co. LLC	1.897%	8/12/19	250	246
Ford Motor Credit Co. LLC	2.597%	11/4/19	550	546
Ford Motor Credit Co. LLC	2.681%	1/9/20	200	198
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	271
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	197
Ford Motor Credit Co. LLC	3.157%	8/4/20	200	199
Ford Motor Credit Co. LLC	2.343%	11/2/20	150	146
Ford Motor Credit Co. LLC	3.200%	1/15/21	250	248
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	264
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	199
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	346
Ford Motor Credit Co. LLC	3.339%	3/28/22	150	148
Ford Motor Credit Co. LLC	2.979%	8/3/22	300	291
Ford Motor Credit Co. LLC	4.250%	9/20/22	200	203
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	228
Ford Motor Credit Co. LLC	3.810%	1/9/24	150	147
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	192
Ford Motor Credit Co. LLC	4.134%	8/4/25	500	492
Ford Motor Credit Co. LLC	4.389%	1/8/26	200	199
Ford Motor Credit Co. LLC	3.815%	11/2/27	150	141
General Motors Co.	4.875%	10/2/23	250	261
General Motors Co.	4.000%	4/1/25	100	98
General Motors Co.	5.000%	4/1/35	165	164
General Motors Co.	6.600%	4/1/36	250	285
General Motors Co.	5.150%	4/1/38	225	224
General Motors Co.	6.250%	10/2/43	210	230
General Motors Co.	5.200%	4/1/45	230	223
General Motors Co.	6.750%	4/1/46	130	150
General Motors Co.	5.400%	4/1/48	200	200
General Motors Financial Co. Inc.	2.400%	5/9/19	100	99
General Motors Financial Co. Inc.	3.500%	7/10/19	230	231
General Motors Financial Co. Inc.	2.350%	10/4/19	200	198
General Motors Financial Co. Inc.	3.150%	1/15/20	65	65
General Motors Financial Co. Inc.	2.650%	4/13/20	300	296
General Motors Financial Co. Inc.	3.200%	7/13/20	700	697
General Motors Financial Co. Inc.	2.450%	11/6/20	200	195
General Motors Financial Co. Inc.	3.700%	11/24/20	275	277
General Motors Financial Co. Inc.	4.200%	3/1/21	175	178
General Motors Financial Co. Inc.	3.200%	7/6/21	225	223

General Motors Financial Co. Inc.	4.375%	9/25/21	100	102
General Motors Financial Co. Inc.	3.450%	1/14/22	125	124
General Motors Financial Co. Inc.	3.450%	4/10/22	355	352
General Motors Financial Co. Inc.	3.150%	6/30/22	100	98
General Motors Financial Co. Inc.	3.250%	1/5/23	550	536
General Motors Financial Co. Inc.	3.700%	5/9/23	200	198
General Motors Financial Co. Inc.	4.250%	5/15/23	225	228
General Motors Financial Co. Inc.	3.950%	4/13/24	400	396
General Motors Financial Co. Inc.	3.500%	11/7/24	200	193
General Motors Financial Co. Inc.	4.000%	1/15/25	175	172
General Motors Financial Co. Inc.	4.300%	7/13/25	300	299
General Motors Financial Co. Inc.	5.250%	3/1/26	150	158
General Motors Financial Co. Inc.	4.000%	10/6/26	100	97
General Motors Financial Co. Inc.	4.350%	1/17/27	200	197
General Motors Financial Co. Inc.	3.850%	1/5/28	200	190
Harley-Davidson Inc.	3.500%	7/28/25	100	99
Harley-Davidson Inc.	4.625%	7/28/45	25	26
Harman International Industries Inc.	4.150%	5/15/25	50	51
Home Depot Inc.	1.800%	6/5/20	150	147
Home Depot Inc.	3.950%	9/15/20	100	103
Home Depot Inc.	2.000%	4/1/21	75	73
Home Depot Inc.	4.400%	4/1/21	190	197
Home Depot Inc.	2.625%	6/1/22	265	261
Home Depot Inc.	3.750%	2/15/24	200	205
Home Depot Inc.	3.350%	9/15/25	250	249
Home Depot Inc.	3.000%	4/1/26	125	121
Home Depot Inc.	2.125%	9/15/26	100	90
Home Depot Inc.	2.800%	9/14/27	150	142
Home Depot Inc.	5.875%	12/16/36	825	1,053
Home Depot Inc.	5.400%	9/15/40	175	211
Home Depot Inc.	5.950%	4/1/41	175	224
Home Depot Inc.	4.200%	4/1/43	200	206
Home Depot Inc.	4.875%	2/15/44	300	343
Home Depot Inc.	4.250%	4/1/46	330	345
Home Depot Inc.	3.900%	6/15/47	75	74
Home Depot Inc.	3.500%	9/15/56	150	133
Hyatt Hotels Corp.	5.375%	8/15/21	50	53
Hyatt Hotels Corp.	3.375%	7/15/23	25	25
Hyatt Hotels Corp.	4.850%	3/15/26	50	52
JD.com Inc.	3.125%	4/29/21	200	196
Kohl's Corp.	4.000%	11/1/21	125	127
Kohl's Corp.	4.250%	7/17/25	100	101
Kohl's Corp.	5.550%	7/17/45	75	72
Lear Corp.	5.250%	1/15/25	200	210
Lear Corp.	3.800%	9/15/27	100	96
Lowe's Cos. Inc.	3.750%	4/15/21	200	204
Lowe's Cos. Inc.	3.875%	9/15/23	275	284
Lowe's Cos. Inc.	3.125%	9/15/24	100	98
Lowe's Cos. Inc.	3.375%	9/15/25	200	198
Lowe's Cos. Inc.	2.500%	4/15/26	250	231
Lowe's Cos. Inc.	3.100%	5/3/27	350	335
Lowe's Cos. Inc.	6.500%	3/15/29	67	83
Lowe's Cos. Inc.	4.650%	4/15/42	100	106
Lowe's Cos. Inc.	4.250%	9/15/44	100	101
Lowe's Cos. Inc.	4.375%	9/15/45	150	156
Lowe's Cos. Inc.	3.700%	4/15/46	250	232
Lowe's Cos. Inc.	4.050%	5/3/47	300	296

Macy's Retail Holdings Inc.	3.450%	1/15/21	100	100
Macy's Retail Holdings Inc.	2.875%	2/15/23	170	160
Macy's Retail Holdings Inc.	6.900%	4/1/29	75	80
Macy's Retail Holdings Inc.	4.500%	12/15/34	200	172
Magna International Inc.	3.625%	6/15/24	120	121
Magna International Inc.	4.150%	10/1/25	100	103
Marriott International Inc.	3.375%	10/15/20	225	226
Marriott International Inc.	2.875%	3/1/21	75	74
Marriott International Inc.	3.125%	10/15/21	50	50
Marriott International Inc.	2.300%	1/15/22	100	96
Marriott International Inc.	3.750%	3/15/25	175	174
Marriott International Inc.	3.750%	10/1/25	65	64
Marriott International Inc.	3.125%	6/15/26	183	173
Mastercard Inc.	2.000%	4/1/19	75	75
Mastercard Inc.	2.000%	11/21/21	100	97
Mastercard Inc.	3.375%	4/1/24	150	151
Mastercard Inc.	2.950%	11/21/26	100	97
Mastercard Inc.	3.500%	2/26/28	50	50
Mastercard Inc.	3.800%	11/21/46	100	99
Mastercard Inc.	3.950%	2/26/48	100	103
McDonald's Corp.	1.875%	5/29/19	75	74
McDonald's Corp.	2.750%	12/9/20	275	274
McDonald's Corp.	3.625%	5/20/21	175	178
McDonald's Corp.	2.625%	1/15/22	275	271
McDonald's Corp.	3.350%	4/1/23	100	101
McDonald's Corp.	3.375%	5/26/25	175	174
McDonald's Corp.	3.700%	1/30/26	300	302
McDonald's Corp.	3.500%	3/1/27	200	198
McDonald's Corp.	3.800%	4/1/28	200	202
McDonald's Corp.	4.700%	12/9/35	200	214
McDonald's Corp.	6.300%	10/15/37	150	191
McDonald's Corp.	6.300%	3/1/38	100	126
McDonald's Corp.	5.700%	2/1/39	100	119
McDonald's Corp.	3.700%	2/15/42	25	23
McDonald's Corp.	3.625%	5/1/43	25	22
McDonald's Corp.	4.600%	5/26/45	210	218
McDonald's Corp.	4.875%	12/9/45	300	324
McDonald's Corp.	4.450%	3/1/47	150	154
NIKE Inc.	2.375%	11/1/26	200	184
NIKE Inc.	3.625%	5/1/43	50	47
NIKE Inc.	3.875%	11/1/45	150	148
NIKE Inc.	3.375%	11/1/46	100	91
Nordstrom Inc.	4.000%	10/15/21	125	127
Nordstrom Inc.	4.000%	3/15/27	100	97
Nordstrom Inc.	5.000%	1/15/44	165	153
NVR Inc.	3.950%	9/15/22	100	102
O'Reilly Automotive Inc.	4.875%	1/14/21	25	26
O'Reilly Automotive Inc.	3.800%	9/1/22	100	102
O'Reilly Automotive Inc.	3.850%	6/15/23	75	76
O'Reilly Automotive Inc.	3.550%	3/15/26	100	97
O'Reilly Automotive Inc.	3.600%	9/1/27	150	144
PACCAR Financial Corp.	1.300%	5/10/19	150	148
PACCAR Financial Corp.	2.200%	9/15/19	50	50
PACCAR Financial Corp.	2.500%	8/14/20	75	75
PACCAR Financial Corp.	2.050%	11/13/20	100	98
PACCAR Financial Corp.	2.250%	2/25/21	75	74
PACCAR Financial Corp.	2.800%	3/1/21	90	90

PACCAR Financial Corp.	2.300%	8/10/22	50	49
QVC Inc.	3.125%	4/1/19	125	125
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	95	96
QVC Inc.	4.450%	2/15/25	100	98
QVC Inc.	5.950%	3/15/43	125	120
Ralph Lauren Corp.	2.625%	8/18/20	50	50
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	50	49
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	100	107
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	200	192
Starbucks Corp.	2.200%	11/22/20	100	99
Starbucks Corp.	2.100%	2/4/21	75	73
Starbucks Corp.	2.700%	6/15/22	75	74
Starbucks Corp.	3.100%	3/1/23	175	175
Starbucks Corp.	3.850%	10/1/23	250	258
Starbucks Corp.	2.450%	6/15/26	100	93
Starbucks Corp.	3.500%	3/1/28	100	100
Starbucks Corp.	4.300%	6/15/45	50	52
Starbucks Corp.	3.750%	12/1/47	100	96
Tapestry Inc.	3.000%	7/15/22	125	121
Tapestry Inc.	4.250%	4/1/25	70	70
Tapestry Inc.	4.125%	7/15/27	100	98
Target Corp.	2.300%	6/26/19	200	200
Target Corp.	2.900%	1/15/22	175	175
Target Corp.	3.500%	7/1/24	325	328
Target Corp.	2.500%	4/15/26	175	162
Target Corp.	6.350%	11/1/32	140	176
Target Corp.	6.500%	10/15/37	103	135
Target Corp.	7.000%	1/15/38	125	172
Target Corp.	4.000%	7/1/42	260	252
Target Corp.	3.625%	4/15/46	200	181
Target Corp.	3.900%	11/15/47	175	166
TJX Cos. Inc.	2.750%	6/15/21	125	124
TJX Cos. Inc.	2.500%	5/15/23	100	97
TJX Cos. Inc.	2.250%	9/15/26	200	180
Toyota Motor Credit Corp.	1.400%	5/20/19	300	296
Toyota Motor Credit Corp.	2.125%	7/18/19	500	497
Toyota Motor Credit Corp.	1.550%	10/18/19	200	197
Toyota Motor Credit Corp.	2.200%	1/10/20	50	50
Toyota Motor Credit Corp.	2.150%	3/12/20	300	296
Toyota Motor Credit Corp.	1.950%	4/17/20	100	98
Toyota Motor Credit Corp.	4.250%	1/11/21	125	129
Toyota Motor Credit Corp.	1.900%	4/8/21	200	194
Toyota Motor Credit Corp.	2.750%	5/17/21	200	199
Toyota Motor Credit Corp.	3.400%	9/15/21	175	177
Toyota Motor Credit Corp.	2.600%	1/11/22	200	197
Toyota Motor Credit Corp.	3.300%	1/12/22	175	177
Toyota Motor Credit Corp.	2.800%	7/13/22	100	99
Toyota Motor Credit Corp.	2.150%	9/8/22	200	192
Toyota Motor Credit Corp.	2.625%	1/10/23	100	98
Toyota Motor Credit Corp.	2.250%	10/18/23	200	190
Toyota Motor Credit Corp.	2.900%	4/17/24	100	98
Toyota Motor Credit Corp.	3.200%	1/11/27	200	196
VF Corp.	3.500%	9/1/21	200	204
VF Corp.	6.450%	11/1/37	50	63
Visa Inc.	2.200%	12/14/20	500	494
Visa Inc.	2.150%	9/15/22	100	96

Visa Inc.	2.800%	12/14/22	550	542
Visa Inc.	3.150%	12/14/25	675	662
Visa Inc.	2.750%	9/15/27	150	141
Visa Inc.	4.150%	12/14/35	275	292
Visa Inc.	4.300%	12/14/45	700	742
Visa Inc.	3.650%	9/15/47	100	97
Walgreen Co.	3.100%	9/15/22	250	245
Walgreen Co.	4.400%	9/15/42	75	70
Walgreens Boots Alliance Inc.	2.700%	11/18/19	250	250
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	224
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	370
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	308
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	123
Walgreens Boots Alliance Inc.	4.800%	11/18/44	250	246
Walgreens Boots Alliance Inc.	4.650%	6/1/46	225	217
Walmart Inc.	1.750%	10/9/19	230	228
Walmart Inc.	3.250%	10/25/20	825	838
Walmart Inc.	1.900%	12/15/20	265	259
Walmart Inc.	2.350%	12/15/22	800	779
Walmart Inc.	2.550%	4/11/23	150	147
Walmart Inc.	3.300%	4/22/24	250	250
Walmart Inc.	2.650%	12/15/24	200	192
Walmart Inc.	5.875%	4/5/27	405	480
Walmart Inc.	7.550%	2/15/30	105	146
Walmart Inc.	5.250%	9/1/35	210	253
Walmart Inc.	6.200%	4/15/38	315	420
Walmart Inc.	5.000%	10/25/40	100	117
Walmart Inc.	5.625%	4/15/41	175	222
Walmart Inc.	4.000%	4/11/43	274	281
Walmart Inc.	4.300%	4/22/44	361	388
Walmart Inc.	3.625%	12/15/47	190	184
Western Union Co.	5.253%	4/1/20	133	138
Western Union Co.	3.600%	3/15/22	100	100
Western Union Co.	6.200%	11/17/36	75	77
Western Union Co.	6.200%	6/21/40	35	36
Wyndham Worldwide Corp.	4.250%	3/1/22	175	175
Wyndham Worldwide Corp.	3.900%	3/1/23	50	49
Wyndham Worldwide Corp.	4.500%	4/1/27	50	49

Consumer Noncyclical (4.6%)
Abbott Laboratories	2.350%	11/22/19	410	408
Abbott Laboratories	2.000%	3/15/20	200	196
Abbott Laboratories	4.125%	5/27/20	25	26
Abbott Laboratories	2.800%	9/15/20	100	100
Abbott Laboratories	2.900%	11/30/21	575	569
Abbott Laboratories	2.550%	3/15/22	175	170
Abbott Laboratories	3.250%	4/15/23	175	173
Abbott Laboratories	3.400%	11/30/23	450	446
Abbott Laboratories	2.950%	3/15/25	175	167
Abbott Laboratories	3.875%	9/15/25	75	76
Abbott Laboratories	3.750%	11/30/26	600	595
Abbott Laboratories	4.750%	11/30/36	300	322
Abbott Laboratories	5.300%	5/27/40	125	142
Abbott Laboratories	4.750%	4/15/43	75	80
Abbott Laboratories	4.900%	11/30/46	900	984
AbbVie Inc.	2.500%	5/14/20	450	445
AbbVie Inc.	2.300%	5/14/21	350	341

AbbVie Inc.	2.900%	11/6/22	800	781
AbbVie Inc.	3.200%	11/6/22	275	272
AbbVie Inc.	2.850%	5/14/23	300	290
AbbVie Inc.	3.600%	5/14/25	725	714
AbbVie Inc.	3.200%	5/14/26	350	333
AbbVie Inc.	4.500%	5/14/35	475	485
AbbVie Inc.	4.300%	5/14/36	190	189
AbbVie Inc.	4.400%	11/6/42	576	567
AbbVie Inc.	4.700%	5/14/45	527	542
AbbVie Inc.	4.450%	5/14/46	400	397
Actavis Inc.	3.250%	10/1/22	300	293
Actavis Inc.	4.625%	10/1/42	40	39
Agilent Technologies Inc.	5.000%	7/15/20	100	104
Agilent Technologies Inc.	3.200%	10/1/22	300	297
Agilent Technologies Inc.	3.875%	7/15/23	100	102
Agilent Technologies Inc.	3.050%	9/22/26	75	70
AHS Hospital Corp.	5.024%	7/1/45	75	86
Allergan Funding SCS	3.000%	3/12/20	874	869
Allergan Funding SCS	3.450%	3/15/22	507	503
Allergan Funding SCS	3.850%	6/15/24	200	198
Allergan Funding SCS	3.800%	3/15/25	915	898
Allergan Funding SCS	4.550%	3/15/35	450	439
Allergan Funding SCS	4.850%	6/15/44	255	251
Allergan Funding SCS	4.750%	3/15/45	293	287
Allergan Inc.	2.800%	3/15/23	100	95
Altria Group Inc.	9.250%	8/6/19	185	201
Altria Group Inc.	2.625%	1/14/20	500	497
Altria Group Inc.	4.750%	5/5/21	125	131
Altria Group Inc.	2.850%	8/9/22	125	122
Altria Group Inc.	2.950%	5/2/23	350	342
Altria Group Inc.	2.625%	9/16/26	75	69
Altria Group Inc.	4.250%	8/9/42	275	269
Altria Group Inc.	4.500%	5/2/43	200	202
Altria Group Inc.	5.375%	1/31/44	350	401
Altria Group Inc.	3.875%	9/16/46	225	209
AmerisourceBergen Corp.	3.500%	11/15/21	200	201
AmerisourceBergen Corp.	3.400%	5/15/24	75	74
AmerisourceBergen Corp.	3.250%	3/1/25	50	48
AmerisourceBergen Corp.	3.450%	12/15/27	175	166
AmerisourceBergen Corp.	4.250%	3/1/45	50	47
AmerisourceBergen Corp.	4.300%	12/15/47	150	141
Amgen Inc.	1.900%	5/10/19	175	174
Amgen Inc.	2.200%	5/22/19	275	273
Amgen Inc.	2.125%	5/1/20	175	172
Amgen Inc.	2.200%	5/11/20	175	172
Amgen Inc.	3.450%	10/1/20	225	227
Amgen Inc.	4.100%	6/15/21	150	154
Amgen Inc.	1.850%	8/19/21	125	120
Amgen Inc.	3.875%	11/15/21	250	256
Amgen Inc.	2.700%	5/1/22	75	73
Amgen Inc.	2.650%	5/11/22	75	73
Amgen Inc.	3.625%	5/15/22	225	227
Amgen Inc.	2.250%	8/19/23	150	142
Amgen Inc.	3.625%	5/22/24	500	501
Amgen Inc.	3.125%	5/1/25	325	313
Amgen Inc.	2.600%	8/19/26	225	205
Amgen Inc.	3.200%	11/2/27	200	189

Amgen Inc.	4.950%	10/1/41	300	323
Amgen Inc.	5.150%	11/15/41	175	193
Amgen Inc.	4.400%	5/1/45	450	449
Amgen Inc.	4.563%	6/15/48	506	515
Amgen Inc.	4.663%	6/15/51	634	653
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	1,425	1,413
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	725	705
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,155	1,156
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	250	253
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	2,375	2,350
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,145	1,210
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	283
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	205
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,135	2,299
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	186
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	524
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	156
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	78
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	525	509
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	300	302
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	506
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	280
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	223
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	450	487
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	296
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	475	490
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	326	328
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	75	77
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	169
Archer-Daniels-Midland Co.	2.500%	8/11/26	300	276
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	95
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	110
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	52
Archer-Daniels-Midland Co.	4.016%	4/16/43	200	196
Archer-Daniels-Midland Co.	3.750%	9/15/47	100	94
Ascension Health	3.945%	11/15/46	175	176
4 Ascension Health	4.847%	11/15/53	75	86
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	2.375%	11/16/20	350	345
AstraZeneca plc	2.375%	6/12/22	375	362
AstraZeneca plc	3.375%	11/16/25	250	246
AstraZeneca plc	3.125%	6/12/27	175	168
AstraZeneca plc	6.450%	9/15/37	450	583
AstraZeneca plc	4.000%	9/18/42	250	241
AstraZeneca plc	4.375%	11/16/45	150	151
9 BAT Capital Corp.	2.297%	8/14/20	375	369
9 BAT Capital Corp.	2.764%	8/15/22	850	822
9 BAT Capital Corp.	3.222%	8/15/24	450	433
9 BAT Capital Corp.	3.557%	8/15/27	675	646
9 BAT Capital Corp.	4.390%	8/15/37	550	544
9 BAT Capital Corp.	4.540%	8/15/47	475	469
Baxalta Inc.	2.875%	6/23/20	175	174
Baxalta Inc.	3.600%	6/23/22	50	50
Baxalta Inc.	4.000%	6/23/25	325	325
Baxalta Inc.	5.250%	6/23/45	295	322
Baxter International Inc.	1.700%	8/15/21	150	143
Baxter International Inc.	3.500%	8/15/46	100	87

Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	100	103
Beam Suntory Inc.	3.250%	5/15/22	50	50
Becton Dickinson & Co.	2.133%	6/6/19	175	173
Becton Dickinson & Co.	2.675%	12/15/19	175	174
Becton Dickinson & Co.	2.404%	6/5/20	200	196
Becton Dickinson & Co.	3.250%	11/12/20	150	150
9 Becton Dickinson & Co.	4.400%	1/15/21	75	77
Becton Dickinson & Co.	3.125%	11/8/21	65	64
Becton Dickinson & Co.	2.894%	6/6/22	350	340
Becton Dickinson & Co.	3.300%	3/1/23	50	49
Becton Dickinson & Co.	3.363%	6/6/24	275	265
Becton Dickinson & Co.	3.734%	12/15/24	272	267
Becton Dickinson & Co.	3.700%	6/6/27	500	482
Becton Dickinson & Co.	4.875%	5/15/44	50	49
Becton Dickinson & Co.	4.685%	12/15/44	200	200
Becton Dickinson & Co.	4.669%	6/6/47	325	327
Bio-Rad Laboratories Inc.	4.875%	12/15/20	75	78
Biogen Inc.	2.900%	9/15/20	325	323
Biogen Inc.	3.625%	9/15/22	275	278
Biogen Inc.	4.050%	9/15/25	300	307
Biogen Inc.	5.200%	9/15/45	340	371
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	150	155
Boston Scientific Corp.	6.000%	1/15/20	150	158
Boston Scientific Corp.	2.850%	5/15/20	100	100
Boston Scientific Corp.	3.375%	5/15/22	50	50
Boston Scientific Corp.	3.850%	5/15/25	150	150
Boston Scientific Corp.	4.000%	3/1/28	200	200
Boston Scientific Corp.	7.000%	11/15/35	50	63
Boston Scientific Corp.	7.375%	1/15/40	50	68
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	264
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	238
Bristol-Myers Squibb Co.	3.250%	8/1/42	275	247
Bristol-Myers Squibb Co.	4.500%	3/1/44	100	110
Brown-Forman Corp.	3.500%	4/15/25	75	75
Brown-Forman Corp.	4.500%	7/15/45	100	107
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	293
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	242
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	193
Campbell Soup Co.	3.300%	3/15/21	125	126
Campbell Soup Co.	3.650%	3/15/23	500	500
Campbell Soup Co.	3.950%	3/15/25	200	199
Campbell Soup Co.	3.300%	3/19/25	125	119
Campbell Soup Co.	4.150%	3/15/28	250	248
Campbell Soup Co.	3.800%	8/2/42	75	65
Campbell Soup Co.	4.800%	3/15/48	275	275
Cardinal Health Inc.	1.948%	6/14/19	150	149
Cardinal Health Inc.	2.616%	6/15/22	150	144
Cardinal Health Inc.	3.200%	3/15/23	150	147
Cardinal Health Inc.	3.079%	6/15/24	150	143
Cardinal Health Inc.	3.750%	9/15/25	100	98
Cardinal Health Inc.	3.410%	6/15/27	265	250
Cardinal Health Inc.	4.600%	3/15/43	100	97
Cardinal Health Inc.	4.500%	11/15/44	100	96
Cardinal Health Inc.	4.900%	9/15/45	100	102
Cardinal Health Inc.	4.368%	6/15/47	150	141
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	75	73

4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	185
Celgene Corp.	2.250%	5/15/19	125	124
Celgene Corp.	2.875%	8/15/20	250	249
Celgene Corp.	3.950%	10/15/20	125	127
Celgene Corp.	2.875%	2/19/21	125	124
Celgene Corp.	2.250%	8/15/21	75	73
Celgene Corp.	3.250%	8/15/22	175	173
Celgene Corp.	3.550%	8/15/22	50	50
Celgene Corp.	2.750%	2/15/23	150	144
Celgene Corp.	3.250%	2/20/23	200	196
Celgene Corp.	4.000%	8/15/23	125	127
Celgene Corp.	3.625%	5/15/24	175	173
Celgene Corp.	3.875%	8/15/25	575	569
Celgene Corp.	3.450%	11/15/27	110	104
Celgene Corp.	3.900%	2/20/28	300	295
Celgene Corp.	5.700%	10/15/40	50	56
Celgene Corp.	5.250%	8/15/43	175	189
Celgene Corp.	4.625%	5/15/44	175	173
Celgene Corp.	5.000%	8/15/45	300	313
Celgene Corp.	4.350%	11/15/47	250	236
Celgene Corp.	4.550%	2/20/48	300	293
Children's Hospital Medical Center Ohio
GO	4.268%	5/15/44	50	53
Church & Dwight Co. Inc.	2.450%	12/15/19	75	75
Church & Dwight Co. Inc.	2.450%	8/1/22	25	24
Church & Dwight Co. Inc.	3.150%	8/1/27	100	94
Church & Dwight Co. Inc.	3.950%	8/1/47	75	70
City of Hope	5.623%	11/15/43	75	93
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	75	81
Clorox Co.	3.800%	11/15/21	250	256
Clorox Co.	3.050%	9/15/22	100	99
Clorox Co.	3.500%	12/15/24	250	251
Clorox Co.	3.100%	10/1/27	50	48
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	125	124
Coca-Cola Co.	1.375%	5/30/19	100	99
Coca-Cola Co.	1.875%	10/27/20	400	392
Coca-Cola Co.	2.450%	11/1/20	250	249
Coca-Cola Co.	3.150%	11/15/20	125	126
Coca-Cola Co.	1.550%	9/1/21	175	168
Coca-Cola Co.	3.300%	9/1/21	250	254
Coca-Cola Co.	2.200%	5/25/22	100	97
Coca-Cola Co.	3.200%	11/1/23	225	226
Coca-Cola Co.	2.875%	10/27/25	300	291
Coca-Cola Co.	2.550%	6/1/26	100	95
Coca-Cola Co.	2.250%	9/1/26	355	326
Coca-Cola Co.	2.900%	5/25/27	100	97
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	304
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	103
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	256
Colgate-Palmolive Co.	2.450%	11/15/21	175	173
Colgate-Palmolive Co.	2.250%	11/15/22	75	73
Colgate-Palmolive Co.	2.100%	5/1/23	280	267
Colgate-Palmolive Co.	3.250%	3/15/24	100	100
Colgate-Palmolive Co.	4.000%	8/15/45	150	150
Colgate-Palmolive Co.	3.700%	8/1/47	50	48
Conagra Brands Inc.	3.250%	9/15/22	75	74
Conagra Brands Inc.	3.200%	1/25/23	151	150

Conagra Brands Inc.	7.000%	10/1/28	75	89
Conagra Brands Inc.	8.250%	9/15/30	50	67
Constellation Brands Inc.	2.000%	11/7/19	100	99
Constellation Brands Inc.	3.875%	11/15/19	75	76
Constellation Brands Inc.	2.250%	11/6/20	100	98
Constellation Brands Inc.	3.750%	5/1/21	100	101
Constellation Brands Inc.	2.700%	5/9/22	50	48
Constellation Brands Inc.	2.650%	11/7/22	250	242
Constellation Brands Inc.	3.200%	2/15/23	250	245
Constellation Brands Inc.	4.250%	5/1/23	200	205
Constellation Brands Inc.	4.750%	11/15/24	175	184
Constellation Brands Inc.	3.700%	12/6/26	100	98
Constellation Brands Inc.	3.500%	5/9/27	150	144
Constellation Brands Inc.	3.600%	2/15/28	175	169
Constellation Brands Inc.	4.500%	5/9/47	75	75
Constellation Brands Inc.	4.100%	2/15/48	150	139
Covidien International Finance SA	4.200%	6/15/20	100	103
Covidien International Finance SA	3.200%	6/15/22	200	200
CVS Health Corp.	2.250%	8/12/19	100	99
CVS Health Corp.	3.125%	3/9/20	375	376
CVS Health Corp.	2.800%	7/20/20	475	472
CVS Health Corp.	3.350%	3/9/21	575	577
CVS Health Corp.	2.125%	6/1/21	250	241
CVS Health Corp.	3.500%	7/20/22	350	349
CVS Health Corp.	2.750%	12/1/22	150	144
CVS Health Corp.	4.750%	12/1/22	150	156
CVS Health Corp.	3.700%	3/9/23	630	633
CVS Health Corp.	4.000%	12/5/23	195	197
CVS Health Corp.	3.375%	8/12/24	750	727
CVS Health Corp.	4.100%	3/25/25	905	911
CVS Health Corp.	3.875%	7/20/25	565	559
CVS Health Corp.	2.875%	6/1/26	425	391
CVS Health Corp.	4.300%	3/25/28	1,735	1,746
CVS Health Corp.	4.780%	3/25/38	750	756
CVS Health Corp.	6.125%	9/15/39	75	88
CVS Health Corp.	5.300%	12/5/43	150	162
CVS Health Corp.	5.125%	7/20/45	575	610
CVS Health Corp.	5.050%	3/25/48	1,750	1,835
Danaher Corp.	2.400%	9/15/20	100	99
Danaher Corp.	3.350%	9/15/25	100	101
Danaher Corp.	4.375%	9/15/45	100	108
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	102
Delhaize America LLC	9.000%	4/15/31	100	139
Diageo Capital plc	4.828%	7/15/20	125	130
Diageo Capital plc	2.625%	4/29/23	500	485
Diageo Capital plc	5.875%	9/30/36	50	63
Diageo Investment Corp.	2.875%	5/11/22	200	197
Diageo Investment Corp.	4.250%	5/11/42	150	158
Dignity Health California GO	3.125%	11/1/22	50	49
Dignity Health California GO	3.812%	11/1/24	100	100
Dignity Health California GO	4.500%	11/1/42	100	96
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	74
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	48
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	100	97
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	100	95
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	75	66
9 Dr Pepper Snapple Group Inc.	3.430%	6/15/27	25	24

Dr Pepper Snapple Group Inc.	3.430%	6/15/27	75	71
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	16	21
9 Dr Pepper Snapple Group Inc.	4.500%	11/15/45	100	96
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	125	117
Duke University Health System Inc.	3.920%	6/1/47	100	101
Eli Lilly & Co.	2.350%	5/15/22	50	49
Eli Lilly & Co.	2.750%	6/1/25	150	145
Eli Lilly & Co.	3.100%	5/15/27	125	122
Eli Lilly & Co.	5.550%	3/15/37	100	123
Eli Lilly & Co.	3.700%	3/1/45	160	156
Estee Lauder Cos. Inc.	1.800%	2/7/20	100	98
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	217
Estee Lauder Cos. Inc.	3.150%	3/15/27	150	146
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	96
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	106
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	104
Express Scripts Holding Co.	2.600%	11/30/20	100	98
Express Scripts Holding Co.	3.300%	2/25/21	450	449
Express Scripts Holding Co.	4.750%	11/15/21	425	443
Express Scripts Holding Co.	3.900%	2/15/22	200	202
Express Scripts Holding Co.	3.050%	11/30/22	100	98
Express Scripts Holding Co.	3.000%	7/15/23	500	479
Express Scripts Holding Co.	4.500%	2/25/26	290	296
Express Scripts Holding Co.	3.400%	3/1/27	300	282
Express Scripts Holding Co.	6.125%	11/15/41	92	108
Express Scripts Holding Co.	4.800%	7/15/46	475	483
Flowers Foods Inc.	4.375%	4/1/22	100	103
Flowers Foods Inc.	3.500%	10/1/26	50	48
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	102
Genentech Inc.	5.250%	7/15/35	100	117
General Mills Inc.	2.200%	10/21/19	200	198
General Mills Inc.	3.150%	12/15/21	25	25
General Mills Inc.	2.600%	10/12/22	250	240
General Mills Inc.	3.200%	2/10/27	150	139
General Mills Inc.	5.400%	6/15/40	100	110
Gilead Sciences Inc.	2.050%	4/1/19	800	797
Gilead Sciences Inc.	2.350%	2/1/20	105	104
Gilead Sciences Inc.	2.550%	9/1/20	325	322
Gilead Sciences Inc.	4.500%	4/1/21	150	156
Gilead Sciences Inc.	4.400%	12/1/21	725	755
Gilead Sciences Inc.	3.250%	9/1/22	375	375
Gilead Sciences Inc.	2.500%	9/1/23	125	120
Gilead Sciences Inc.	3.700%	4/1/24	350	355
Gilead Sciences Inc.	3.500%	2/1/25	310	310
Gilead Sciences Inc.	3.650%	3/1/26	575	577
Gilead Sciences Inc.	2.950%	3/1/27	225	213
Gilead Sciences Inc.	4.600%	9/1/35	150	160
Gilead Sciences Inc.	5.650%	12/1/41	175	208
Gilead Sciences Inc.	4.800%	4/1/44	300	323
Gilead Sciences Inc.	4.500%	2/1/45	275	284
Gilead Sciences Inc.	4.750%	3/1/46	405	435
Gilead Sciences Inc.	4.150%	3/1/47	575	566
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	49
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	723
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	103
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	99
Hackensack Meridian Health	4.500%	7/1/57	50	54

Hasbro Inc.	6.350%	3/15/40	125	144
Hasbro Inc.	5.100%	5/15/44	50	48
Hershey Co.	4.125%	12/1/20	75	77
Hershey Co.	2.625%	5/1/23	100	98
Hershey Co.	3.200%	8/21/25	65	64
Hershey Co.	2.300%	8/15/26	100	91
Hillshire Brands Co.	4.100%	9/15/20	50	51
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	200	203
Ingredion Inc.	4.625%	11/1/20	25	26
Ingredion Inc.	3.200%	10/1/26	100	95
JM Smucker Co.	2.200%	12/6/19	100	99
JM Smucker Co.	2.500%	3/15/20	75	74
JM Smucker Co.	3.500%	10/15/21	175	176
JM Smucker Co.	3.000%	3/15/22	100	99
JM Smucker Co.	3.500%	3/15/25	175	172
JM Smucker Co.	3.375%	12/15/27	150	143
JM Smucker Co.	4.250%	3/15/35	100	100
JM Smucker Co.	4.375%	3/15/45	100	98
Johns Hopkins Health System Corp.	3.837%	5/15/46	100	99
Johnson & Johnson	2.950%	9/1/20	100	101
Johnson & Johnson	1.950%	11/10/20	200	197
Johnson & Johnson	1.650%	3/1/21	275	268
Johnson & Johnson	2.250%	3/3/22	425	416
Johnson & Johnson	2.050%	3/1/23	125	120
Johnson & Johnson	3.375%	12/5/23	200	204
Johnson & Johnson	2.625%	1/15/25	250	241
Johnson & Johnson	2.450%	3/1/26	350	330
Johnson & Johnson	2.950%	3/3/27	300	291
Johnson & Johnson	2.900%	1/15/28	225	215
Johnson & Johnson	6.950%	9/1/29	25	33
Johnson & Johnson	4.950%	5/15/33	150	173
Johnson & Johnson	4.375%	12/5/33	100	109
Johnson & Johnson	3.550%	3/1/36	175	173
Johnson & Johnson	3.625%	3/3/37	150	149
Johnson & Johnson	5.950%	8/15/37	375	487
Johnson & Johnson	3.400%	1/15/38	200	192
Johnson & Johnson	4.500%	9/1/40	150	164
Johnson & Johnson	4.500%	12/5/43	100	111
Johnson & Johnson	3.700%	3/1/46	350	348
Johnson & Johnson	3.750%	3/3/47	175	174
Johnson & Johnson	3.500%	1/15/48	200	190
Kaiser Foundation Hospitals	3.500%	4/1/22	50	51
Kaiser Foundation Hospitals	3.150%	5/1/27	100	97
Kaiser Foundation Hospitals	4.875%	4/1/42	250	284
Kaiser Foundation Hospitals	4.150%	5/1/47	150	155
Kellogg Co.	4.150%	11/15/19	125	128
Kellogg Co.	4.000%	12/15/20	172	176
Kellogg Co.	2.650%	12/1/23	150	143
Kellogg Co.	3.250%	4/1/26	125	119
Kellogg Co.	3.400%	11/15/27	125	119
Kellogg Co.	7.450%	4/1/31	25	32
Kellogg Co.	4.500%	4/1/46	250	247
Kimberly-Clark Corp.	3.625%	8/1/20	140	142
Kimberly-Clark Corp.	3.050%	8/15/25	50	49
Kimberly-Clark Corp.	2.750%	2/15/26	100	95
Kimberly-Clark Corp.	6.625%	8/1/37	250	337
Kimberly-Clark Corp.	5.300%	3/1/41	25	30

Kimberly-Clark Corp.	3.200%	7/30/46	100	87
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	125	143
Koninklijke Philips NV	3.750%	3/15/22	200	204
Koninklijke Philips NV	6.875%	3/11/38	100	133
Koninklijke Philips NV	5.000%	3/15/42	100	111
Kraft Foods Group Inc.	5.375%	2/10/20	138	144
Kraft Foods Group Inc.	6.875%	1/26/39	275	338
Kraft Foods Group Inc.	6.500%	2/9/40	50	59
Kraft Foods Group Inc.	5.000%	6/4/42	435	431
Kraft Heinz Foods Co.	2.800%	7/2/20	280	278
Kraft Heinz Foods Co.	3.500%	7/15/22	225	225
Kraft Heinz Foods Co.	3.950%	7/15/25	360	358
Kraft Heinz Foods Co.	3.000%	6/1/26	625	576
Kraft Heinz Foods Co.	5.000%	7/15/35	195	202
Kraft Heinz Foods Co.	5.200%	7/15/45	345	351
Kraft Heinz Foods Co.	4.375%	6/1/46	575	523
Kroger Co.	2.950%	11/1/21	150	148
Kroger Co.	4.450%	2/1/47	225	210
Kroger Co.	4.650%	1/15/48	100	96
Laboratory Corp. of America Holdings	2.625%	2/1/20	50	50
Laboratory Corp. of America Holdings	3.200%	2/1/22	100	99
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	25
Laboratory Corp. of America Holdings	3.250%	9/1/24	150	146
Laboratory Corp. of America Holdings	3.600%	2/1/25	175	172
Laboratory Corp. of America Holdings	3.600%	9/1/27	100	97
Laboratory Corp. of America Holdings	4.700%	2/1/45	145	146
Life Technologies Corp.	6.000%	3/1/20	125	132
Life Technologies Corp.	5.000%	1/15/21	100	104
4 Mayo Clinic	3.774%	11/15/43	75	76
4 Mayo Clinic	4.128%	11/15/52	50	51
McCormick & Co. Inc.	3.900%	7/15/21	50	51
McCormick & Co. Inc.	3.150%	8/15/24	150	145
McCormick & Co. Inc.	3.400%	8/15/27	150	143
McKesson Corp.	3.796%	3/15/24	200	199
McKesson Corp.	3.950%	2/16/28	200	197
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	103
Mead Johnson Nutrition Co.	3.000%	11/15/20	150	150
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	128
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	121
Mead Johnson Nutrition Co.	4.600%	6/1/44	75	77
Medtronic Global Holdings SCA	3.350%	4/1/27	150	148
Medtronic Inc.	2.500%	3/15/20	650	646
Medtronic Inc.	3.125%	3/15/22	460	459
Medtronic Inc.	3.150%	3/15/22	650	651
Medtronic Inc.	3.625%	3/15/24	50	51
Medtronic Inc.	3.500%	3/15/25	850	850
Medtronic Inc.	4.375%	3/15/35	518	548
Medtronic Inc.	6.500%	3/15/39	25	33
Medtronic Inc.	5.550%	3/15/40	150	179
Medtronic Inc.	4.500%	3/15/42	171	181
Medtronic Inc.	4.625%	3/15/44	55	59
Medtronic Inc.	4.625%	3/15/45	950	1,036
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	150	151
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	25	26
Merck & Co. Inc.	1.850%	2/10/20	300	296

Merck & Co. Inc.	3.875%	1/15/21	250	257
Merck & Co. Inc.	2.350%	2/10/22	225	220
Merck & Co. Inc.	2.400%	9/15/22	250	244
Merck & Co. Inc.	2.800%	5/18/23	325	320
Merck & Co. Inc.	2.750%	2/10/25	550	531
Merck & Co. Inc.	3.600%	9/15/42	100	96
Merck & Co. Inc.	4.150%	5/18/43	200	208
Merck & Co. Inc.	3.700%	2/10/45	550	535
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	103
Molson Coors Brewing Co.	1.450%	7/15/19	100	98
Molson Coors Brewing Co.	2.250%	3/15/20	100	99
Molson Coors Brewing Co.	2.100%	7/15/21	100	96
Molson Coors Brewing Co.	3.500%	5/1/22	25	25
Molson Coors Brewing Co.	3.000%	7/15/26	350	323
Molson Coors Brewing Co.	5.000%	5/1/42	100	105
Molson Coors Brewing Co.	4.200%	7/15/46	475	448
Mondelez International Inc.	6.500%	2/9/40	100	126
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	49
Mylan Inc.	4.200%	11/29/23	150	152
9 Mylan Inc.	4.550%	4/15/28	150	150
Mylan Inc.	5.400%	11/29/43	75	78
9 Mylan Inc.	5.200%	4/15/48	150	151
Mylan NV	2.500%	6/7/19	75	74
Mylan NV	3.150%	6/15/21	400	393
Mylan NV	3.950%	6/15/26	400	388
Mylan NV	5.250%	6/15/46	175	177
New York & Presbyterian Hospital	4.024%	8/1/45	130	132
New York & Presbyterian Hospital	4.063%	8/1/56	75	74
Newell Brands Inc.	2.875%	12/1/19	50	50
Newell Brands Inc.	3.150%	4/1/21	175	173
Newell Brands Inc.	3.850%	4/1/23	310	309
Newell Brands Inc.	4.000%	12/1/24	100	99
Newell Brands Inc.	3.900%	11/1/25	50	49
Newell Brands Inc.	4.200%	4/1/26	375	371
Newell Brands Inc.	5.375%	4/1/36	200	208
Newell Brands Inc.	5.500%	4/1/46	350	369
Northwell Healthcare Inc.	3.979%	11/1/46	150	142
Northwell Healthcare Inc.	4.260%	11/1/47	200	196
Novartis Capital Corp.	1.800%	2/14/20	250	247
Novartis Capital Corp.	4.400%	4/24/20	150	155
Novartis Capital Corp.	2.400%	5/17/22	400	390
Novartis Capital Corp.	2.400%	9/21/22	175	170
Novartis Capital Corp.	3.400%	5/6/24	400	402
Novartis Capital Corp.	3.000%	11/20/25	300	292
Novartis Capital Corp.	3.100%	5/17/27	175	170
Novartis Capital Corp.	3.700%	9/21/42	100	98
Novartis Capital Corp.	4.400%	5/6/44	375	412
Novartis Capital Corp.	4.000%	11/20/45	225	231
NYU Hospitals Center	4.784%	7/1/44	100	112
4 NYU Hospitals Center	4.368%	7/1/47	110	114
Orlando Health Obligated Group	4.089%	10/1/48	50	50
Partners Healthcare System Inc.	4.117%	7/1/55	50	51
PepsiCo Inc.	1.550%	5/2/19	300	298
PepsiCo Inc.	1.350%	10/4/19	175	172
PepsiCo Inc.	4.500%	1/15/20	25	26
PepsiCo Inc.	1.850%	4/30/20	675	663
PepsiCo Inc.	2.150%	10/14/20	200	197

PepsiCo Inc.	2.000%	4/15/21	300	293
PepsiCo Inc.	3.000%	8/25/21	150	151
PepsiCo Inc.	1.700%	10/6/21	175	168
PepsiCo Inc.	2.750%	3/5/22	375	373
PepsiCo Inc.	2.250%	5/2/22	150	146
PepsiCo Inc.	2.750%	4/30/25	200	192
PepsiCo Inc.	3.500%	7/17/25	125	126
PepsiCo Inc.	2.375%	10/6/26	225	208
PepsiCo Inc.	3.000%	10/15/27	325	312
PepsiCo Inc.	5.500%	1/15/40	250	307
PepsiCo Inc.	4.875%	11/1/40	250	284
PepsiCo Inc.	4.000%	3/5/42	175	176
PepsiCo Inc.	3.600%	8/13/42	100	95
PepsiCo Inc.	4.250%	10/22/44	200	207
PepsiCo Inc.	4.600%	7/17/45	100	109
PepsiCo Inc.	4.450%	4/14/46	125	134
PepsiCo Inc.	3.450%	10/6/46	225	207
PepsiCo Inc.	4.000%	5/2/47	175	175
PerkinElmer Inc.	5.000%	11/15/21	150	158
Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	199
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	227
Perrigo Finance Unlimited Co.	4.900%	12/15/44	200	200
Pfizer Inc.	2.100%	5/15/19	450	449
Pfizer Inc.	1.450%	6/3/19	525	519
Pfizer Inc.	1.700%	12/15/19	100	99
Pfizer Inc.	1.950%	6/3/21	225	220
Pfizer Inc.	2.200%	12/15/21	100	98
Pfizer Inc.	3.400%	5/15/24	100	101
Pfizer Inc.	2.750%	6/3/26	240	228
Pfizer Inc.	3.000%	12/15/26	300	290
Pfizer Inc.	4.000%	12/15/36	200	206
Pfizer Inc.	7.200%	3/15/39	425	611
Pfizer Inc.	4.300%	6/15/43	125	131
Pfizer Inc.	4.400%	5/15/44	200	213
Pfizer Inc.	4.125%	12/15/46	250	257
Pharmacia LLC	6.600%	12/1/28	75	95
Philip Morris International Inc.	2.000%	2/21/20	175	172
Philip Morris International Inc.	1.875%	2/25/21	125	121
Philip Morris International Inc.	2.375%	8/17/22	150	144
Philip Morris International Inc.	2.500%	11/2/22	300	289
Philip Morris International Inc.	2.625%	3/6/23	100	96
Philip Morris International Inc.	2.125%	5/10/23	95	89
Philip Morris International Inc.	3.250%	11/10/24	325	319
Philip Morris International Inc.	3.375%	8/11/25	225	222
Philip Morris International Inc.	2.750%	2/25/26	200	188
Philip Morris International Inc.	3.125%	3/2/28	100	96
Philip Morris International Inc.	6.375%	5/16/38	200	257
Philip Morris International Inc.	4.375%	11/15/41	425	429
Philip Morris International Inc.	4.500%	3/20/42	125	129
Philip Morris International Inc.	3.875%	8/21/42	25	24
Philip Morris International Inc.	4.125%	3/4/43	175	172
Philip Morris International Inc.	4.875%	11/15/43	155	167
Philip Morris International Inc.	4.250%	11/10/44	200	200
4 Procter & Gamble - Esop	9.360%	1/1/21	155	169
Procter & Gamble Co.	1.750%	10/25/19	200	198
Procter & Gamble Co.	1.900%	11/1/19	100	99
Procter & Gamble Co.	1.900%	10/23/20	100	98

Procter & Gamble Co.	1.850%	2/2/21	100	98
Procter & Gamble Co.	1.700%	11/3/21	125	120
Procter & Gamble Co.	2.300%	2/6/22	425	416
Procter & Gamble Co.	3.100%	8/15/23	150	151
Procter & Gamble Co.	2.700%	2/2/26	100	96
Procter & Gamble Co.	2.450%	11/3/26	100	93
Procter & Gamble Co.	5.550%	3/5/37	30	38
Procter & Gamble Co.	3.500%	10/25/47	250	237
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	50	47
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	75	71
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	75	74
Quest Diagnostics Inc.	2.700%	4/1/19	75	75
Quest Diagnostics Inc.	2.500%	3/30/20	70	69
Quest Diagnostics Inc.	4.250%	4/1/24	100	103
Quest Diagnostics Inc.	3.500%	3/30/25	125	123
Quest Diagnostics Inc.	3.450%	6/1/26	125	120
Quest Diagnostics Inc.	5.750%	1/30/40	13	15
Reynolds American Inc.	8.125%	6/23/19	175	186
Reynolds American Inc.	3.250%	6/12/20	370	371
Reynolds American Inc.	4.000%	6/12/22	175	177
Reynolds American Inc.	4.850%	9/15/23	125	131
Reynolds American Inc.	4.450%	6/12/25	475	488
Reynolds American Inc.	5.700%	8/15/35	175	198
Reynolds American Inc.	7.250%	6/15/37	125	165
Reynolds American Inc.	5.850%	8/15/45	375	436
RWJ Barnabas Health Inc.	3.949%	7/1/46	100	98
Sanofi	4.000%	3/29/21	350	359
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	575	566
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	1,000	963
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	600	572
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	536
SSM Health Care Corp.	3.823%	6/1/27	100	101
Stanford Health Care	3.795%	11/15/48	125	123
Stryker Corp.	4.375%	1/15/20	50	51
Stryker Corp.	2.625%	3/15/21	125	124
Stryker Corp.	3.375%	5/15/24	200	199
Stryker Corp.	3.375%	11/1/25	140	138
Stryker Corp.	3.500%	3/15/26	183	183
Stryker Corp.	3.650%	3/7/28	50	50
Stryker Corp.	4.375%	5/15/44	50	51
Stryker Corp.	4.625%	3/15/46	250	265
5 Sutter Health	3.695%	8/15/28	125	125
5 Sutter Health	4.091%	8/15/48	75	75
Sysco Corp.	1.900%	4/1/19	100	99
Sysco Corp.	2.600%	10/1/20	50	50
Sysco Corp.	2.500%	7/15/21	75	74
Sysco Corp.	2.600%	6/12/22	125	121
Sysco Corp.	3.750%	10/1/25	75	76
Sysco Corp.	3.300%	7/15/26	250	241
Sysco Corp.	3.250%	7/15/27	175	167
Sysco Corp.	4.850%	10/1/45	50	53
Sysco Corp.	4.500%	4/1/46	100	100
Sysco Corp.	4.450%	3/15/48	100	100
4 Texas Health Resources	4.330%	11/15/55	25	25

The Kroger Co.	1.500%	9/30/19	100	98
The Kroger Co.	6.150%	1/15/20	125	132
The Kroger Co.	3.300%	1/15/21	250	251
The Kroger Co.	2.600%	2/1/21	50	49
The Kroger Co.	3.400%	4/15/22	75	75
The Kroger Co.	2.800%	8/1/22	100	97
The Kroger Co.	4.000%	2/1/24	100	101
The Kroger Co.	3.500%	2/1/26	160	154
The Kroger Co.	2.650%	10/15/26	150	135
The Kroger Co.	3.700%	8/1/27	100	97
The Kroger Co.	7.700%	6/1/29	50	62
The Kroger Co.	8.000%	9/15/29	125	159
The Kroger Co.	7.500%	4/1/31	100	127
The Kroger Co.	5.400%	7/15/40	50	53
The Kroger Co.	5.150%	8/1/43	100	102
The Kroger Co.	3.875%	10/15/46	50	43
The Pepsi Bottling Group Inc.	7.000%	3/1/29	250	327
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	208
Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	202
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	199
Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	98
Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	122
Thermo Fisher Scientific Inc.	3.650%	12/15/25	500	497
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	187
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	47
Thermo Fisher Scientific Inc.	5.300%	2/1/44	200	226
Trinity Health Corp.	4.125%	12/1/45	135	137
Tupperware Brands Corp.	4.750%	6/1/21	100	103
Tyson Foods Inc.	2.650%	8/15/19	175	175
Tyson Foods Inc.	2.250%	8/23/21	50	48
Tyson Foods Inc.	4.500%	6/15/22	275	285
Tyson Foods Inc.	3.950%	8/15/24	100	101
Tyson Foods Inc.	3.550%	6/2/27	275	264
Tyson Foods Inc.	4.875%	8/15/34	175	186
Tyson Foods Inc.	5.150%	8/15/44	100	109
Tyson Foods Inc.	4.550%	6/2/47	175	175
Unilever Capital Corp.	2.100%	7/30/20	250	247
Unilever Capital Corp.	4.250%	2/10/21	200	207
Unilever Capital Corp.	1.375%	7/28/21	100	95
Unilever Capital Corp.	2.600%	5/5/24	200	192
Unilever Capital Corp.	3.100%	7/30/25	225	220
Unilever Capital Corp.	2.000%	7/28/26	125	111
Unilever Capital Corp.	5.900%	11/15/32	50	63
Whirlpool Corp.	4.850%	6/15/21	50	52
Whirlpool Corp.	4.700%	6/1/22	100	105
Whirlpool Corp.	3.700%	5/1/25	75	75
Whirlpool Corp.	4.500%	6/1/46	150	149
Wyeth LLC	7.250%	3/1/23	250	295
Wyeth LLC	6.450%	2/1/24	300	350
Wyeth LLC	6.500%	2/1/34	150	196
Wyeth LLC	6.000%	2/15/36	85	107
Wyeth LLC	5.950%	4/1/37	385	490
Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	50	51
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	450	445
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	100
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	171

Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	50
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	340
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	55
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	75	70
Zoetis Inc.	3.450%	11/13/20	75	76
Zoetis Inc.	3.250%	2/1/23	350	347
Zoetis Inc.	4.500%	11/13/25	100	105
Zoetis Inc.	3.000%	9/12/27	150	141
Zoetis Inc.	4.700%	2/1/43	150	160
Zoetis Inc.	3.950%	9/12/47	150	143

Energy (2.6%)
Anadarko Petroleum Corp.	3.450%	7/15/24	100	96
Anadarko Petroleum Corp.	5.550%	3/15/26	200	218
Anadarko Petroleum Corp.	6.450%	9/15/36	200	238
Anadarko Petroleum Corp.	7.950%	6/15/39	25	34
Anadarko Petroleum Corp.	6.200%	3/15/40	275	323
Anadarko Petroleum Corp.	4.500%	7/15/44	400	384
Anadarko Petroleum Corp.	6.600%	3/15/46	200	251
Andeavor	5.375%	10/1/22	400	409
Andeavor	4.750%	12/15/23	500	519
Andeavor	5.125%	12/15/26	200	211
Andeavor	3.800%	4/1/28	25	24
Andeavor	4.500%	4/1/48	100	94
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	50	49
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	650	633
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	50	49
Apache Corp.	3.625%	2/1/21	75	76
Apache Corp.	3.250%	4/15/22	50	49
Apache Corp.	6.000%	1/15/37	350	395
Apache Corp.	5.100%	9/1/40	350	358
Apache Corp.	4.750%	4/15/43	200	197
Baker Hughes a GE Co. LLC	3.200%	8/15/21	300	301
Baker Hughes a GE Co. LLC	5.125%	9/15/40	175	193
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	200	195
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	200	191
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	250	236
Boardwalk Pipelines LP	3.375%	2/1/23	100	97
Boardwalk Pipelines LP	4.950%	12/15/24	150	154
Boardwalk Pipelines LP	5.950%	6/1/26	200	214
Boardwalk Pipelines LP	4.450%	7/15/27	100	98
BP Capital Markets plc	1.676%	5/3/19	200	198
BP Capital Markets plc	2.237%	5/10/19	925	923
BP Capital Markets plc	1.768%	9/19/19	50	49
BP Capital Markets plc	2.521%	1/15/20	300	299
BP Capital Markets plc	2.315%	2/13/20	500	498
BP Capital Markets plc	4.500%	10/1/20	300	313
BP Capital Markets plc	4.742%	3/11/21	250	262
BP Capital Markets plc	3.062%	3/17/22	25	25
BP Capital Markets plc	3.245%	5/6/22	250	250
BP Capital Markets plc	2.520%	9/19/22	50	49

BP Capital Markets plc	2.500%	11/6/22	550	531
BP Capital Markets plc	2.750%	5/10/23	300	292
BP Capital Markets plc	3.994%	9/26/23	200	206
BP Capital Markets plc	3.216%	11/28/23	200	198
BP Capital Markets plc	3.814%	2/10/24	400	408
BP Capital Markets plc	3.535%	11/4/24	68	68
BP Capital Markets plc	3.506%	3/17/25	200	200
BP Capital Markets plc	3.119%	5/4/26	850	822
BP Capital Markets plc	3.017%	1/16/27	400	381
BP Capital Markets plc	3.279%	9/19/27	150	145
BP Capital Markets plc	3.723%	11/28/28	200	201
Buckeye Partners LP	4.150%	7/1/23	75	75
Buckeye Partners LP	3.950%	12/1/26	100	95
Buckeye Partners LP	4.125%	12/1/27	50	48
Buckeye Partners LP	5.850%	11/15/43	25	26
Buckeye Partners LP	5.600%	10/15/44	75	75
Burlington Resources Finance Co.	7.400%	12/1/31	175	236
Canadian Natural Resources Ltd.	3.450%	11/15/21	100	100
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	194
Canadian Natural Resources Ltd.	3.850%	6/1/27	700	687
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	188
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	149
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	113
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	61
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	120
Canadian Natural Resources Ltd.	4.950%	6/1/47	200	208
Cenovus Energy Inc.	5.700%	10/15/19	100	103
Cenovus Energy Inc.	3.800%	9/15/23	351	347
Cenovus Energy Inc.	4.250%	4/15/27	500	487
Cenovus Energy Inc.	5.250%	6/15/37	150	150
Cenovus Energy Inc.	6.750%	11/15/39	300	345
Cenovus Energy Inc.	5.200%	9/15/43	100	96
Cenovus Energy Inc.	5.400%	6/15/47	200	200
Chevron Corp.	1.561%	5/16/19	200	198
Chevron Corp.	2.193%	11/15/19	300	298
Chevron Corp.	1.961%	3/3/20	275	271
Chevron Corp.	1.991%	3/3/20	100	99
Chevron Corp.	2.419%	11/17/20	200	198
Chevron Corp.	2.100%	5/16/21	300	293
Chevron Corp.	2.411%	3/3/22	125	122
Chevron Corp.	2.498%	3/3/22	100	98
Chevron Corp.	2.355%	12/5/22	1,025	992
Chevron Corp.	3.191%	6/24/23	400	400
Chevron Corp.	2.895%	3/3/24	100	98
Chevron Corp.	2.954%	5/16/26	400	385
Cimarex Energy Co.	4.375%	6/1/24	200	206
Cimarex Energy Co.	3.900%	5/15/27	250	246
Columbia Pipeline Group Inc.	3.300%	6/1/20	125	125
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	306
Concho Resources Inc.	3.750%	10/1/27	25	24
Concho Resources Inc.	4.875%	10/1/47	50	53
ConocoPhillips	5.900%	10/15/32	450	538
ConocoPhillips	5.900%	5/15/38	150	184
ConocoPhillips	6.500%	2/1/39	200	263
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	243
ConocoPhillips Co.	2.400%	12/15/22	400	384
ConocoPhillips Co.	3.350%	11/15/24	100	99

ConocoPhillips Co.	4.150%	11/15/34	100	101
ConocoPhillips Co.	4.300%	11/15/44	125	128
ConocoPhillips Co.	5.950%	3/15/46	300	382
ConocoPhillips Holding Co.	6.950%	4/15/29	350	444
9 Continental Resources Inc.	4.375%	1/15/28	100	97
Devon Energy Corp.	4.000%	7/15/21	100	102
Devon Energy Corp.	3.250%	5/15/22	200	197
Devon Energy Corp.	7.950%	4/15/32	163	228
Devon Energy Corp.	5.600%	7/15/41	250	281
Devon Energy Corp.	4.750%	5/15/42	200	204
Devon Financing Co. LLC	7.875%	9/30/31	160	220
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	200	198
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	197
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	209
Enable Midstream Partners LP	2.400%	5/15/19	100	99
Enable Midstream Partners LP	4.400%	3/15/27	150	147
Enable Midstream Partners LP	5.000%	5/15/44	100	94
Enbridge Energy Partners LP	4.375%	10/15/20	100	102
Enbridge Energy Partners LP	5.875%	10/15/25	150	165
Enbridge Energy Partners LP	7.500%	4/15/38	150	189
Enbridge Energy Partners LP	5.500%	9/15/40	75	78
Enbridge Energy Partners LP	7.375%	10/15/45	25	32
Enbridge Inc.	2.900%	7/15/22	100	97
Enbridge Inc.	4.250%	12/1/26	200	200
Enbridge Inc.	3.700%	7/15/27	150	144
Enbridge Inc.	4.500%	6/10/44	100	97
Enbridge Inc.	5.500%	12/1/46	200	222
Encana Corp.	6.500%	8/15/34	300	356
Encana Corp.	6.625%	8/15/37	200	243
Encana Corp.	6.500%	2/1/38	100	120
Energy Transfer LP	9.000%	4/15/19	229	242
Energy Transfer LP	4.150%	10/1/20	75	76
Energy Transfer LP	4.650%	6/1/21	105	108
Energy Transfer LP	3.600%	2/1/23	475	463
Energy Transfer LP	4.050%	3/15/25	1,000	976
Energy Transfer LP	4.750%	1/15/26	100	101
Energy Transfer LP	4.200%	4/15/27	100	96
Energy Transfer LP	6.625%	10/15/36	150	168
Energy Transfer LP	6.050%	6/1/41	100	101
Energy Transfer LP	6.500%	2/1/42	175	188
Energy Transfer LP	5.150%	3/15/45	200	181
Energy Transfer LP	6.125%	12/15/45	200	205
Energy Transfer LP	5.300%	4/15/47	200	187
EnLink Midstream Partners LP	4.400%	4/1/24	100	100
EnLink Midstream Partners LP	4.150%	6/1/25	100	97
EnLink Midstream Partners LP	4.850%	7/15/26	200	202
EnLink Midstream Partners LP	5.600%	4/1/44	125	124
EnLink Midstream Partners LP	5.450%	6/1/47	100	98
Enterprise Products Operating LLC	2.550%	10/15/19	225	223
Enterprise Products Operating LLC	5.200%	9/1/20	300	313
Enterprise Products Operating LLC	2.800%	2/15/21	125	124
Enterprise Products Operating LLC	3.350%	3/15/23	225	224
Enterprise Products Operating LLC	3.900%	2/15/24	375	380
Enterprise Products Operating LLC	3.750%	2/15/25	150	150
Enterprise Products Operating LLC	3.700%	2/15/26	100	99
Enterprise Products Operating LLC	3.950%	2/15/27	200	201
Enterprise Products Operating LLC	6.875%	3/1/33	175	219

Enterprise Products Operating LLC	7.550%	4/15/38	150	202
Enterprise Products Operating LLC	6.125%	10/15/39	150	180
Enterprise Products Operating LLC	5.950%	2/1/41	175	210
Enterprise Products Operating LLC	4.450%	2/15/43	300	298
Enterprise Products Operating LLC	4.850%	3/15/44	370	389
Enterprise Products Operating LLC	5.100%	2/15/45	33	36
Enterprise Products Operating LLC	4.900%	5/15/46	200	212
Enterprise Products Operating LLC	4.250%	2/15/48	300	292
Enterprise Products Operating LLC	4.950%	10/15/54	100	104
4 Enterprise Products Operating LLC	5.250%	8/16/77	100	97
4 Enterprise Products Operating LLC	5.375%	2/15/78	100	96
EOG Resources Inc.	4.400%	6/1/20	100	103
EOG Resources Inc.	4.100%	2/1/21	350	358
EOG Resources Inc.	2.625%	3/15/23	450	433
EOG Resources Inc.	3.900%	4/1/35	75	74
EQT Corp.	8.125%	6/1/19	100	106
EQT Corp.	2.500%	10/1/20	50	49
EQT Corp.	4.875%	11/15/21	125	130
EQT Corp.	3.000%	10/1/22	100	97
EQT Corp.	3.900%	10/1/27	200	191
EQT Midstream Partners LP	4.125%	12/1/26	100	96
Exxon Mobil Corp.	1.912%	3/6/20	265	261
Exxon Mobil Corp.	2.222%	3/1/21	400	394
Exxon Mobil Corp.	2.397%	3/6/22	350	343
Exxon Mobil Corp.	2.726%	3/1/23	500	492
Exxon Mobil Corp.	2.709%	3/6/25	300	289
Exxon Mobil Corp.	3.043%	3/1/26	300	294
Exxon Mobil Corp.	3.567%	3/6/45	175	167
Exxon Mobil Corp.	4.114%	3/1/46	425	448
Halliburton Co.	3.500%	8/1/23	225	225
Halliburton Co.	3.800%	11/15/25	350	350
Halliburton Co.	4.850%	11/15/35	200	213
Halliburton Co.	6.700%	9/15/38	125	161
Halliburton Co.	7.450%	9/15/39	200	276
Halliburton Co.	4.500%	11/15/41	100	101
Halliburton Co.	4.750%	8/1/43	150	157
Halliburton Co.	5.000%	11/15/45	400	434
Hess Corp.	3.500%	7/15/24	100	96
Hess Corp.	4.300%	4/1/27	250	243
Hess Corp.	7.125%	3/15/33	100	118
Hess Corp.	6.000%	1/15/40	150	159
Hess Corp.	5.600%	2/15/41	300	304
Hess Corp.	5.800%	4/1/47	200	208
HollyFrontier Corp.	5.875%	4/1/26	200	215
Husky Energy Inc.	6.150%	6/15/19	100	104
Husky Energy Inc.	7.250%	12/15/19	200	214
Husky Energy Inc.	4.000%	4/15/24	150	152
Husky Energy Inc.	6.800%	9/15/37	50	64
Kerr-McGee Corp.	6.950%	7/1/24	250	287
Kerr-McGee Corp.	7.875%	9/15/31	50	65
Kinder Morgan Energy Partners LP	6.850%	2/15/20	750	797
Kinder Morgan Energy Partners LP	3.500%	3/1/21	125	125
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	156
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	24
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	121
Kinder Morgan Energy Partners LP	4.300%	5/1/24	400	403
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	336

Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	54
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	282
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	60
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	227
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	284
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	24
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	348
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	72
Kinder Morgan Inc.	4.300%	6/1/25	300	301
Kinder Morgan Inc.	7.800%	8/1/31	290	366
Kinder Morgan Inc.	7.750%	1/15/32	265	338
Kinder Morgan Inc.	5.300%	12/1/34	175	179
Kinder Morgan Inc.	5.550%	6/1/45	200	210
Kinder Morgan Inc.	5.050%	2/15/46	350	342
Magellan Midstream Partners LP	6.550%	7/15/19	75	78
Magellan Midstream Partners LP	4.250%	2/1/21	125	128
Magellan Midstream Partners LP	5.150%	10/15/43	125	136
Magellan Midstream Partners LP	4.250%	9/15/46	200	194
Magellan Midstream Partners LP	4.200%	10/3/47	50	48
Marathon Oil Corp.	2.700%	6/1/20	150	148
Marathon Oil Corp.	2.800%	11/1/22	175	169
Marathon Oil Corp.	6.800%	3/15/32	400	476
Marathon Oil Corp.	5.200%	6/1/45	100	105
Marathon Petroleum Corp.	5.125%	3/1/21	375	394
Marathon Petroleum Corp.	4.750%	9/15/44	250	250
Marathon Petroleum Corp.	5.850%	12/15/45	200	218
MPLX LP	3.375%	3/15/23	100	99
MPLX LP	4.500%	7/15/23	200	206
MPLX LP	4.875%	12/1/24	300	314
MPLX LP	4.875%	6/1/25	100	105
MPLX LP	4.125%	3/1/27	300	297
MPLX LP	4.000%	3/15/28	250	246
MPLX LP	4.500%	4/15/38	300	295
MPLX LP	5.200%	3/1/47	150	156
MPLX LP	4.700%	4/15/48	275	268
MPLX LP	4.900%	4/15/58	150	143
National Fuel Gas Co.	3.750%	3/1/23	275	274
National Oilwell Varco Inc.	2.600%	12/1/22	125	119
National Oilwell Varco Inc.	3.950%	12/1/42	125	110
Noble Energy Inc.	4.150%	12/15/21	200	204
Noble Energy Inc.	3.850%	1/15/28	100	98
Noble Energy Inc.	6.000%	3/1/41	100	115
Noble Energy Inc.	5.250%	11/15/43	375	402
Noble Energy Inc.	5.050%	11/15/44	150	156
Noble Energy Inc.	4.950%	8/15/47	100	104
Occidental Petroleum Corp.	4.100%	2/1/21	350	360
Occidental Petroleum Corp.	2.700%	2/15/23	250	244
Occidental Petroleum Corp.	3.500%	6/15/25	250	249
Occidental Petroleum Corp.	3.400%	4/15/26	250	246
Occidental Petroleum Corp.	4.625%	6/15/45	100	105
Occidental Petroleum Corp.	4.400%	4/15/46	500	519
ONEOK Inc.	7.500%	9/1/23	100	117
ONEOK Inc.	4.000%	7/13/27	50	49
ONEOK Inc.	4.950%	7/13/47	200	203
ONEOK Partners LP	3.375%	10/1/22	400	395
ONEOK Partners LP	6.650%	10/1/36	300	361
ONEOK Partners LP	6.850%	10/15/37	300	369

ONEOK Partners LP	6.125%	2/1/41	150	173
9 Patterson-UTI Energy Inc.	3.950%	2/1/28	105	101
Petro-Canada	6.800%	5/15/38	225	298
Phillips 66	4.300%	4/1/22	275	284
Phillips 66	3.900%	3/15/28	300	299
Phillips 66	4.650%	11/15/34	200	208
Phillips 66	5.875%	5/1/42	175	210
Phillips 66	4.875%	11/15/44	299	318
Phillips 66 Partners LP	2.646%	2/15/20	35	35
Phillips 66 Partners LP	3.605%	2/15/25	125	122
Phillips 66 Partners LP	3.750%	3/1/28	50	48
Phillips 66 Partners LP	4.680%	2/15/45	75	74
Phillips 66 Partners LP	4.900%	10/1/46	200	200
Pioneer Natural Resources Co.	3.950%	7/15/22	200	203
Pioneer Natural Resources Co.	4.450%	1/15/26	300	310
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	99
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	314	296
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	751
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	100	99
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	225	189
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	177
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	300	320
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	208
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	101
Sabine Pass Liquefaction LLC	5.625%	2/1/21	500	526
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	352
Sabine Pass Liquefaction LLC	5.625%	4/15/23	300	320
Sabine Pass Liquefaction LLC	5.750%	5/15/24	500	536
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	429
Sabine Pass Liquefaction LLC	5.875%	6/30/26	500	546
Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	207
Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	98
Schlumberger Investment SA	3.650%	12/1/23	325	330
Shell International Finance BV	1.375%	5/10/19	300	296
Shell International Finance BV	1.375%	9/12/19	200	196
Shell International Finance BV	4.300%	9/22/19	550	563
Shell International Finance BV	4.375%	3/25/20	325	335
Shell International Finance BV	2.125%	5/11/20	450	443
Shell International Finance BV	2.250%	11/10/20	100	98
Shell International Finance BV	1.875%	5/10/21	200	193
Shell International Finance BV	1.750%	9/12/21	200	192
Shell International Finance BV	2.250%	1/6/23	100	96
Shell International Finance BV	3.400%	8/12/23	75	76
Shell International Finance BV	3.250%	5/11/25	200	198
Shell International Finance BV	2.875%	5/10/26	500	480
Shell International Finance BV	2.500%	9/12/26	900	838
Shell International Finance BV	4.125%	5/11/35	500	516
Shell International Finance BV	6.375%	12/15/38	475	628

Shell International Finance BV	5.500%	3/25/40	125	151
Shell International Finance BV	4.550%	8/12/43	400	431
Shell International Finance BV	4.375%	5/11/45	400	423
Shell International Finance BV	4.000%	5/10/46	700	699
Shell International Finance BV	3.750%	9/12/46	200	192
Spectra Energy Partners LP	4.750%	3/15/24	600	623
Spectra Energy Partners LP	3.500%	3/15/25	50	48
Spectra Energy Partners LP	4.500%	3/15/45	250	241
Suncor Energy Inc.	3.600%	12/1/24	100	100
Suncor Energy Inc.	5.950%	12/1/34	75	90
Suncor Energy Inc.	6.500%	6/15/38	525	678
Suncor Energy Inc.	4.000%	11/15/47	150	147
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	434
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	49
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	75	74
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	142
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	157
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	302
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	300	285
TC PipeLines LP	3.900%	5/25/27	50	48
9 TechnipFMC plc	3.450%	10/1/22	75	73
Total Capital Canada Ltd.	2.750%	7/15/23	125	122
Total Capital International SA	2.750%	6/19/21	300	297
Total Capital International SA	2.875%	2/17/22	300	298
Total Capital International SA	2.700%	1/25/23	50	49
Total Capital International SA	3.700%	1/15/24	775	791
Total Capital SA	4.450%	6/24/20	375	387
Total Capital SA	4.125%	1/28/21	125	129
TransCanada PipeLines Ltd.	2.125%	11/15/19	125	124
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	178
TransCanada PipeLines Ltd.	2.500%	8/1/22	500	485
TransCanada PipeLines Ltd.	4.875%	1/15/26	100	108
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	370
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	172
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	354
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	582
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	164
9 Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	98
9 Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	97
Valero Energy Corp.	6.125%	2/1/20	75	79
Valero Energy Corp.	7.500%	4/15/32	725	932
Valero Energy Partners LP	4.375%	12/15/26	100	99
Valero Energy Partners LP	4.500%	3/15/28	75	75
Western Gas Partners LP	5.375%	6/1/21	300	313
Western Gas Partners LP	4.500%	3/1/28	50	50
Western Gas Partners LP	5.450%	4/1/44	350	350
Western Gas Partners LP	5.300%	3/1/48	100	99
Williams Partners LP	5.250%	3/15/20	475	492
Williams Partners LP	4.125%	11/15/20	275	280
Williams Partners LP	3.600%	3/15/22	475	473
Williams Partners LP	3.350%	8/15/22	125	123
Williams Partners LP	3.900%	1/15/25	325	319
Williams Partners LP	3.750%	6/15/27	500	478
Williams Partners LP	6.300%	4/15/40	100	115
Williams Partners LP	5.400%	3/4/44	400	417
Williams Partners LP	5.100%	9/15/45	350	355

Williams Partners LP	4.850%	3/1/48	100	99

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	70	77
California Institute of Technology GO	4.700%	11/1/11	50	54
CBRE Services Inc.	5.250%	3/15/25	100	107
CBRE Services Inc.	4.875%	3/1/26	125	131
Cintas Corp. No 2	2.900%	4/1/22	100	99
Cintas Corp. No 2	3.250%	6/1/22	75	74
Cintas Corp. No 2	3.700%	4/1/27	175	174
Fluor Corp.	3.375%	9/15/21	75	76
Fluor Corp.	3.500%	12/15/24	250	249
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	25	26
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	132
Massachusetts Institute of Technology GO	5.600%	7/1/11	130	170
Massachusetts Institute of Technology GO	4.678%	7/1/14	175	193
4 Northwestern University Illinois GO	4.643%	12/1/44	75	87
4 Northwestern University Illinois GO	3.662%	12/1/57	75	73
4 University of Notre Dame du Lac	3.438%	2/15/45	100	97
University of Notre Dame du Lac	3.394%	2/15/48	125	121
University of Pennsylvania GO	4.674%	9/1/12	50	54
4 University of Southern California GO	3.028%	10/1/39	100	91
4 University of Southern California GO	3.841%	10/1/47	200	205
Yale University Connecticut GO	2.086%	4/15/19	50	50

Technology (2.3%)
Adobe Systems Inc.	4.750%	2/1/20	175	181
Adobe Systems Inc.	3.250%	2/1/25	200	199
Alphabet Inc.	3.625%	5/19/21	150	154
Altera Corp.	4.100%	11/15/23	75	78
Amphenol Corp.	2.200%	4/1/20	50	49
Amphenol Corp.	3.125%	9/15/21	100	100
Amphenol Corp.	3.200%	4/1/24	50	49
Analog Devices Inc.	2.850%	3/12/20	100	100
Analog Devices Inc.	2.875%	6/1/23	450	437
Analog Devices Inc.	3.500%	12/5/26	200	195
Apple Inc.	2.100%	5/6/19	425	424
Apple Inc.	1.100%	8/2/19	275	270
Apple Inc.	1.500%	9/12/19	300	296
Apple Inc.	1.800%	11/13/19	200	198
Apple Inc.	1.550%	2/7/20	250	245
Apple Inc.	1.900%	2/7/20	175	173
Apple Inc.	1.800%	5/11/20	175	172
Apple Inc.	2.000%	11/13/20	225	221
Apple Inc.	2.250%	2/23/21	750	739
Apple Inc.	2.850%	5/6/21	875	875
Apple Inc.	1.550%	8/4/21	375	360
Apple Inc.	2.150%	2/9/22	225	219
Apple Inc.	2.500%	2/9/22	300	295
Apple Inc.	2.300%	5/11/22	200	195
Apple Inc.	2.700%	5/13/22	550	544
Apple Inc.	2.400%	1/13/23	125	121
Apple Inc.	2.850%	2/23/23	300	297
Apple Inc.	2.400%	5/3/23	1,215	1,175
Apple Inc.	3.000%	2/9/24	800	789
Apple Inc.	3.450%	5/6/24	75	75
Apple Inc.	2.850%	5/11/24	350	341

Apple Inc.	2.750%	1/13/25	275	264
Apple Inc.	2.500%	2/9/25	450	426
Apple Inc.	3.250%	2/23/26	600	590
Apple Inc.	2.450%	8/4/26	450	416
Apple Inc.	3.350%	2/9/27	375	370
Apple Inc.	3.200%	5/11/27	400	391
Apple Inc.	2.900%	9/12/27	375	356
Apple Inc.	3.000%	11/13/27	275	263
Apple Inc.	4.500%	2/23/36	225	246
Apple Inc.	3.850%	5/4/43	450	442
Apple Inc.	4.450%	5/6/44	425	454
Apple Inc.	3.450%	2/9/45	225	206
Apple Inc.	4.650%	2/23/46	1,225	1,345
Apple Inc.	3.850%	8/4/46	400	389
Apple Inc.	4.250%	2/9/47	200	207
Apple Inc.	3.750%	9/12/47	275	264
Apple Inc.	3.750%	11/13/47	250	240
Applied Materials Inc.	2.625%	10/1/20	125	124
Applied Materials Inc.	4.300%	6/15/21	125	130
Applied Materials Inc.	3.900%	10/1/25	270	277
Applied Materials Inc.	3.300%	4/1/27	200	196
Applied Materials Inc.	5.100%	10/1/35	100	115
Applied Materials Inc.	5.850%	6/15/41	125	157
Applied Materials Inc.	4.350%	4/1/47	175	186
Arrow Electronics Inc.	3.500%	4/1/22	75	74
Arrow Electronics Inc.	4.500%	3/1/23	50	51
Arrow Electronics Inc.	3.250%	9/8/24	100	96
Arrow Electronics Inc.	4.000%	4/1/25	75	74
Arrow Electronics Inc.	3.875%	1/12/28	100	96
Autodesk Inc.	3.125%	6/15/20	100	100
Autodesk Inc.	3.600%	12/15/22	25	25
Autodesk Inc.	4.375%	6/15/25	100	102
Autodesk Inc.	3.500%	6/15/27	75	72
Avnet Inc.	5.875%	6/15/20	200	210
Avnet Inc.	4.875%	12/1/22	50	52
Avnet Inc.	4.625%	4/15/26	100	100
Baidu Inc.	2.750%	6/9/19	200	199
Baidu Inc.	3.500%	11/28/22	500	497
Baidu Inc.	3.875%	9/29/23	200	200
Baidu Inc.	3.625%	7/6/27	200	190
Baidu Inc.	4.375%	3/29/28	200	201
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	500	493
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	150	146
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	850	833
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	250	238
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	525	516
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	380	358
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	925	896
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	275	258

Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	77
Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	96
CA Inc.	5.375%	12/1/19	175	181
CA Inc.	3.600%	8/1/20	100	101
CA Inc.	4.700%	3/15/27	100	102
Cadence Design Systems Inc.	4.375%	10/15/24	100	103
Cisco Systems Inc.	4.450%	1/15/20	825	851
Cisco Systems Inc.	2.200%	2/28/21	600	589
Cisco Systems Inc.	2.900%	3/4/21	75	75
Cisco Systems Inc.	3.000%	6/15/22	125	125
Cisco Systems Inc.	2.200%	9/20/23	150	143
Cisco Systems Inc.	3.625%	3/4/24	125	128
Cisco Systems Inc.	2.950%	2/28/26	100	97
Cisco Systems Inc.	2.500%	9/20/26	225	210
Cisco Systems Inc.	5.900%	2/15/39	425	552
Cisco Systems Inc.	5.500%	1/15/40	375	468
Citrix Systems Inc.	4.500%	12/1/27	175	173
Corning Inc.	6.625%	5/15/19	25	26
Corning Inc.	2.900%	5/15/22	175	172
Corning Inc.	5.750%	8/15/40	75	89
Corning Inc.	4.375%	11/15/57	150	139
9 Dell International LLC / EMC Corp.	5.450%	6/15/23	700	741
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	675	679
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	900	923
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	1,050	1,126
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	310	377
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	400	505
DXC Technology Co.	2.875%	3/27/20	100	99
DXC Technology Co.	4.250%	4/15/24	100	102
DXC Technology Co.	4.750%	4/15/27	200	207
Equifax Inc.	2.300%	6/1/21	200	194
Fidelity National Information Services Inc.	3.625%	10/15/20	237	240
Fidelity National Information Services Inc.	2.250%	8/15/21	250	242
Fidelity National Information Services Inc.	3.500%	4/15/23	143	143
Fidelity National Information Services Inc.	5.000%	10/15/25	174	186
Fidelity National Information Services Inc.	3.000%	8/15/26	250	233
Fidelity National Information Services Inc.	4.500%	8/15/46	125	124
Fiserv Inc.	2.700%	6/1/20	175	174
Fiserv Inc.	3.500%	10/1/22	150	151
Fiserv Inc.	3.850%	6/1/25	300	303
Flex Ltd.	4.625%	2/15/20	185	189
Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	580
Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	362
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	519
Hewlett Packard Enterprise Co.	6.200%	10/15/35	100	107
Hewlett Packard Enterprise Co.	6.350%	10/15/45	375	399
HP Inc.	3.750%	12/1/20	53	54
HP Inc.	6.000%	9/15/41	100	106
IBM Credit LLC	2.650%	2/5/21	150	149
IBM Credit LLC	2.200%	9/8/22	100	96
IBM Credit LLC	3.000%	2/6/23	150	148
Intel Corp.	1.850%	5/11/20	175	172

Intel Corp.	2.450%	7/29/20	300	298
Intel Corp.	1.700%	5/19/21	100	97
Intel Corp.	3.300%	10/1/21	100	102
Intel Corp.	2.350%	5/11/22	150	146
Intel Corp.	3.100%	7/29/22	175	176
Intel Corp.	2.700%	12/15/22	275	271
Intel Corp.	2.875%	5/11/24	500	488
Intel Corp.	3.700%	7/29/25	200	204
Intel Corp.	3.150%	5/11/27	205	200
Intel Corp.	4.000%	12/15/32	150	155
Intel Corp.	4.800%	10/1/41	137	156
Intel Corp.	4.100%	5/19/46	250	256
9 Intel Corp.	3.734%	12/8/47	949	918
International Business Machines Corp.	1.900%	1/27/20	1,000	985
International Business Machines Corp.	1.625%	5/15/20	225	220
International Business Machines Corp.	2.900%	11/1/21	25	25
International Business Machines Corp.	2.500%	1/27/22	585	574
International Business Machines Corp.	1.875%	8/1/22	150	142
International Business Machines Corp.	2.875%	11/9/22	240	236
International Business Machines Corp.	3.625%	2/12/24	450	457
International Business Machines Corp.	7.000%	10/30/25	300	369
International Business Machines Corp.	3.450%	2/19/26	360	359
International Business Machines Corp.	3.300%	1/27/27	125	123
International Business Machines Corp.	6.220%	8/1/27	75	91
International Business Machines Corp.	6.500%	1/15/28	75	92
International Business Machines Corp.	5.600%	11/30/39	98	121
International Business Machines Corp.	4.000%	6/20/42	218	220
International Business Machines Corp.	4.700%	2/19/46	125	140
Jabil Inc.	5.625%	12/15/20	100	105
Jabil Inc.	3.950%	1/12/28	100	96
Juniper Networks Inc.	3.300%	6/15/20	200	200
Juniper Networks Inc.	4.600%	3/15/21	50	52
Juniper Networks Inc.	4.350%	6/15/25	50	50
Juniper Networks Inc.	5.950%	3/15/41	25	26
Keysight Technologies Inc.	3.300%	10/30/19	100	100
Keysight Technologies Inc.	4.550%	10/30/24	100	104
Keysight Technologies Inc.	4.600%	4/6/27	150	153
KLA-Tencor Corp.	4.125%	11/1/21	100	102
KLA-Tencor Corp.	4.650%	11/1/24	250	260
Lam Research Corp.	2.750%	3/15/20	100	100
Lam Research Corp.	2.800%	6/15/21	125	123
Lam Research Corp.	3.800%	3/15/25	100	101
Maxim Integrated Products Inc.	3.375%	3/15/23	25	25
Maxim Integrated Products Inc.	3.450%	6/15/27	150	146
Microsoft Corp.	4.200%	6/1/19	25	26
Microsoft Corp.	1.100%	8/8/19	615	605
Microsoft Corp.	3.000%	10/1/20	225	227
Microsoft Corp.	2.000%	11/3/20	675	664
Microsoft Corp.	1.550%	8/8/21	525	504
Microsoft Corp.	2.400%	2/6/22	325	319
Microsoft Corp.	2.375%	2/12/22	450	441
Microsoft Corp.	2.650%	11/3/22	275	271
Microsoft Corp.	2.125%	11/15/22	200	193
Microsoft Corp.	2.375%	5/1/23	75	73
Microsoft Corp.	2.000%	8/8/23	300	284
Microsoft Corp.	3.625%	12/15/23	300	308
Microsoft Corp.	2.875%	2/6/24	600	589

Microsoft Corp.	2.700%	2/12/25	250	242
Microsoft Corp.	3.125%	11/3/25	850	838
Microsoft Corp.	2.400%	8/8/26	850	788
Microsoft Corp.	3.300%	2/6/27	675	669
Microsoft Corp.	3.500%	2/12/35	325	319
Microsoft Corp.	4.200%	11/3/35	175	187
Microsoft Corp.	3.450%	8/8/36	725	706
Microsoft Corp.	4.100%	2/6/37	500	529
Microsoft Corp.	4.500%	10/1/40	100	110
Microsoft Corp.	5.300%	2/8/41	50	61
Microsoft Corp.	3.500%	11/15/42	280	267
Microsoft Corp.	3.750%	5/1/43	95	94
Microsoft Corp.	4.875%	12/15/43	150	174
Microsoft Corp.	3.750%	2/12/45	350	347
Microsoft Corp.	4.450%	11/3/45	725	799
Microsoft Corp.	3.700%	8/8/46	875	861
Microsoft Corp.	4.250%	2/6/47	875	937
Microsoft Corp.	4.000%	2/12/55	450	453
Microsoft Corp.	4.750%	11/3/55	175	199
Microsoft Corp.	4.500%	2/6/57	400	439
Motorola Solutions Inc.	3.500%	9/1/21	150	150
Motorola Solutions Inc.	3.750%	5/15/22	200	200
Motorola Solutions Inc.	3.500%	3/1/23	125	123
Motorola Solutions Inc.	4.600%	2/23/28	200	201
Motorola Solutions Inc.	5.500%	9/1/44	75	75
NetApp Inc.	2.000%	9/27/19	75	74
NetApp Inc.	3.375%	6/15/21	150	150
NetApp Inc.	3.300%	9/29/24	75	73
NVIDIA Corp.	2.200%	9/16/21	200	195
NVIDIA Corp.	3.200%	9/16/26	200	193
Oracle Corp.	5.000%	7/8/19	550	568
Oracle Corp.	2.250%	10/8/19	225	224
Oracle Corp.	1.900%	9/15/21	1,275	1,231
Oracle Corp.	2.500%	5/15/22	250	244
Oracle Corp.	2.625%	2/15/23	300	293
Oracle Corp.	2.400%	9/15/23	450	431
Oracle Corp.	3.400%	7/8/24	450	450
Oracle Corp.	2.950%	11/15/24	450	437
Oracle Corp.	2.950%	5/15/25	825	798
Oracle Corp.	2.650%	7/15/26	600	560
Oracle Corp.	3.250%	11/15/27	575	560
Oracle Corp.	3.250%	5/15/30	100	96
Oracle Corp.	4.300%	7/8/34	350	367
Oracle Corp.	3.900%	5/15/35	150	149
Oracle Corp.	3.850%	7/15/36	225	222
Oracle Corp.	3.800%	11/15/37	350	343
Oracle Corp.	6.500%	4/15/38	200	265
Oracle Corp.	6.125%	7/8/39	150	193
Oracle Corp.	5.375%	7/15/40	600	713
Oracle Corp.	4.500%	7/8/44	200	213
Oracle Corp.	4.125%	5/15/45	450	452
Oracle Corp.	4.000%	7/15/46	575	564
Oracle Corp.	4.000%	11/15/47	425	418
Oracle Corp.	4.375%	5/15/55	150	155
Pitney Bowes Inc.	3.625%	10/1/21	350	334
Pitney Bowes Inc.	4.700%	4/1/23	50	47
QUALCOMM Inc.	1.850%	5/20/19	250	248

QUALCOMM Inc.	2.100%	5/20/20	250	247
QUALCOMM Inc.	2.250%	5/20/20	300	296
QUALCOMM Inc.	3.000%	5/20/22	350	345
QUALCOMM Inc.	2.600%	1/30/23	300	287
QUALCOMM Inc.	2.900%	5/20/24	275	263
QUALCOMM Inc.	3.450%	5/20/25	400	390
QUALCOMM Inc.	3.250%	5/20/27	350	333
QUALCOMM Inc.	4.650%	5/20/35	200	207
QUALCOMM Inc.	4.800%	5/20/45	300	312
QUALCOMM Inc.	4.300%	5/20/47	300	288
9 Seagate HDD Cayman	4.250%	3/1/22	125	123
Seagate HDD Cayman	4.750%	6/1/23	150	150
9 Seagate HDD Cayman	4.875%	3/1/24	75	74
Seagate HDD Cayman	4.750%	1/1/25	100	97
Seagate HDD Cayman	4.875%	6/1/27	175	165
Seagate HDD Cayman	5.750%	12/1/34	100	95
Tech Data Corp.	3.700%	2/15/22	50	49
Tech Data Corp.	4.950%	2/15/27	100	100
Texas Instruments Inc.	1.650%	8/3/19	525	518
Texas Instruments Inc.	1.850%	5/15/22	100	96
Texas Instruments Inc.	2.625%	5/15/24	25	24
Texas Instruments Inc.	2.900%	11/3/27	150	142
Total System Services Inc.	3.800%	4/1/21	130	131
Total System Services Inc.	3.750%	6/1/23	250	249
Total System Services Inc.	4.800%	4/1/26	150	157
Trimble Navigation Ltd.	4.750%	12/1/24	50	52
Tyco Electronics Group SA	2.350%	8/1/19	50	50
Tyco Electronics Group SA	3.500%	2/3/22	100	101
Tyco Electronics Group SA	3.450%	8/1/24	125	125
Tyco Electronics Group SA	3.125%	8/15/27	200	192
Tyco Electronics Group SA	7.125%	10/1/37	200	276
Verisk Analytics Inc.	5.800%	5/1/21	75	80
Verisk Analytics Inc.	4.125%	9/12/22	275	283
Verisk Analytics Inc.	4.000%	6/15/25	150	150
Verisk Analytics Inc.	5.500%	6/15/45	50	55
VMware Inc.	2.300%	8/21/20	250	243
VMware Inc.	2.950%	8/21/22	300	289
VMware Inc.	3.900%	8/21/27	250	237
Xerox Corp.	5.625%	12/15/19	25	26
Xerox Corp.	2.800%	5/15/20	75	74
Xerox Corp.	4.070%	3/17/22	87	87
Xerox Corp.	3.625%	3/15/23	200	195
Xerox Corp.	6.750%	12/15/39	100	106
Xilinx Inc.	3.000%	3/15/21	75	75
Xilinx Inc.	2.950%	6/1/24	150	144

Transportation (0.6%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	59	61
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	23	23
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	35	36
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	104	103
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	154	149

4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	50	49
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	70	70
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	139	137
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	95	93
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	261	250
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	49	46
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	146	138
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	48	48
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	100	96
4 BNSF Funding Trust I	6.613%	12/15/55	65	73
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	150
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	150
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	174
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	77
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	204
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	150
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	97
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	76
Burlington Northern Santa Fe LLC	3.250%	6/15/27	525	516
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	141
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	297
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	262
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	209
Burlington Northern Santa Fe LLC	4.450%	3/15/43	125	131
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	144
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	112
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	161
Burlington Northern Santa Fe LLC	4.150%	4/1/45	75	76
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	82
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	147
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	128
Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	226
Canadian National Railway Co.	2.400%	2/3/20	175	175
Canadian National Railway Co.	2.850%	12/15/21	75	75
Canadian National Railway Co.	6.250%	8/1/34	75	97
Canadian National Railway Co.	6.200%	6/1/36	75	97
Canadian National Railway Co.	6.375%	11/15/37	100	134
Canadian National Railway Co.	3.200%	8/2/46	50	45
Canadian National Railway Co.	3.650%	2/3/48	100	96
Canadian Pacific Railway Co.	7.250%	5/15/19	150	157
Canadian Pacific Railway Co.	9.450%	8/1/21	50	59
Canadian Pacific Railway Co.	4.450%	3/15/23	225	234
Canadian Pacific Railway Co.	7.125%	10/15/31	100	130
Canadian Pacific Railway Co.	5.950%	5/15/37	450	559
Canadian Pacific Railway Co.	5.750%	1/15/42	115	140
Canadian Pacific Railway Co.	6.125%	9/15/15	70	88

4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	54	57
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	95	100
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	40	40
CSX Corp.	4.250%	6/1/21	25	26
CSX Corp.	3.350%	11/1/25	150	146
CSX Corp.	3.250%	6/1/27	150	143
CSX Corp.	3.800%	3/1/28	350	348
CSX Corp.	6.220%	4/30/40	152	191
CSX Corp.	5.500%	4/15/41	225	259
CSX Corp.	4.750%	5/30/42	210	223
CSX Corp.	4.100%	3/15/44	150	145
CSX Corp.	4.300%	3/1/48	250	249
CSX Corp.	3.950%	5/1/50	125	115
CSX Corp.	4.500%	8/1/54	25	25
CSX Corp.	4.250%	11/1/66	150	135
CSX Corp.	4.650%	3/1/68	100	97
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	117	129
4 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	38	40
4 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	28	28
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	45	44
Delta Air Lines Inc.	2.875%	3/13/20	175	174
Delta Air Lines Inc.	2.600%	12/4/20	125	122
Delta Air Lines Inc.	3.625%	3/15/22	175	174
FedEx Corp.	2.625%	8/1/22	100	98
FedEx Corp.	4.000%	1/15/24	125	129
FedEx Corp.	3.200%	2/1/25	150	146
FedEx Corp.	3.250%	4/1/26	100	97
FedEx Corp.	3.300%	3/15/27	100	97
FedEx Corp.	3.900%	2/1/35	200	193
FedEx Corp.	3.875%	8/1/42	125	115
FedEx Corp.	4.100%	4/15/43	75	72
FedEx Corp.	5.100%	1/15/44	150	163
FedEx Corp.	4.750%	11/15/45	250	258
FedEx Corp.	4.550%	4/1/46	225	226
FedEx Corp.	4.400%	1/15/47	125	123
FedEx Corp.	4.050%	2/15/48	200	186
FedEx Corp.	4.500%	2/1/65	60	55
JB Hunt Transport Services Inc.	3.300%	8/15/22	100	99
Kansas City Southern	3.000%	5/15/23	75	73
Kansas City Southern	4.300%	5/15/43	75	73
Kansas City Southern	4.950%	8/15/45	125	136
Kirby Corp.	4.200%	3/1/28	100	100
4 Latam Airlines 2015-1 Pass Through Trust
A	4.200%	8/15/29	110	110
Norfolk Southern Corp.	5.900%	6/15/19	175	181
Norfolk Southern Corp.	3.000%	4/1/22	225	224
Norfolk Southern Corp.	2.903%	2/15/23	48	47
Norfolk Southern Corp.	5.590%	5/17/25	50	55
Norfolk Southern Corp.	7.800%	5/15/27	60	77
Norfolk Southern Corp.	3.150%	6/1/27	250	238

Norfolk Southern Corp.	4.837%	10/1/41	113	123
Norfolk Southern Corp.	4.450%	6/15/45	75	77
Norfolk Southern Corp.	4.650%	1/15/46	75	79
9 Norfolk Southern Corp.	4.050%	8/15/52	239	230
Norfolk Southern Corp.	6.000%	3/15/05	59	68
Ryder System Inc.	2.550%	6/1/19	300	299
Ryder System Inc.	2.500%	5/11/20	50	49
Ryder System Inc.	2.250%	9/1/21	50	48
Ryder System Inc.	3.400%	3/1/23	75	75
Southwest Airlines Co.	2.750%	11/6/19	50	50
Southwest Airlines Co.	2.650%	11/5/20	125	124
Southwest Airlines Co.	3.000%	11/15/26	100	94
Southwest Airlines Co.	3.450%	11/16/27	50	49
4 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	28	30
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	22	23
Trinity Industries Inc.	4.550%	10/1/24	60	60
Union Pacific Corp.	2.250%	6/19/20	225	222
Union Pacific Corp.	4.163%	7/15/22	534	555
Union Pacific Corp.	2.950%	1/15/23	25	25
Union Pacific Corp.	3.250%	1/15/25	200	199
Union Pacific Corp.	3.250%	8/15/25	50	49
Union Pacific Corp.	2.750%	3/1/26	75	71
Union Pacific Corp.	3.375%	2/1/35	100	94
Union Pacific Corp.	3.600%	9/15/37	290	278
Union Pacific Corp.	4.050%	11/15/45	150	150
Union Pacific Corp.	3.799%	10/1/51	560	533
Union Pacific Corp.	3.875%	2/1/55	100	94
Union Pacific Corp.	4.375%	11/15/65	135	135
Union Pacific Corp.	4.100%	9/15/67	100	95
4 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	62	63
4 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	86	87
4 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	60	60
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	162	159
4 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	49	47
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	389	377
4 United Airlines 2016-2 Class A Pass
Through Trust	3.100%	10/7/28	50	48
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	75	71
United Parcel Service Inc.	5.125%	4/1/19	100	102
United Parcel Service Inc.	3.125%	1/15/21	200	201
United Parcel Service Inc.	2.050%	4/1/21	150	147
United Parcel Service Inc.	2.450%	10/1/22	550	534
United Parcel Service Inc.	2.500%	4/1/23	200	194
United Parcel Service Inc.	2.800%	11/15/24	400	385
United Parcel Service Inc.	2.400%	11/15/26	150	138
United Parcel Service Inc.	3.050%	11/15/27	200	192
United Parcel Service Inc.	6.200%	1/15/38	278	361
United Parcel Service Inc.	4.875%	11/15/40	75	84

United Parcel Service Inc.	3.625%	10/1/42	75	72
United Parcel Service Inc.	3.400%	11/15/46	85	77
United Parcel Service Inc.	3.750%	11/15/47	200	192
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	77	78
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	36	37
				582,696
Utilities (2.0%)
Electric (1.8%)
AEP Texas Inc.	2.400%	10/1/22	75	72
AEP Texas Inc.	3.800%	10/1/47	50	47
9 AEP Transmission Co. LLC	3.750%	12/1/47	100	95
Alabama Power Co.	6.125%	5/15/38	50	63
Alabama Power Co.	3.850%	12/1/42	25	25
Alabama Power Co.	4.150%	8/15/44	75	77
Alabama Power Co.	3.750%	3/1/45	150	145
Alabama Power Co.	4.300%	1/2/46	300	317
Alabama Power Co.	3.700%	12/1/47	200	190
Ameren Corp.	2.700%	11/15/20	100	99
Ameren Corp.	3.650%	2/15/26	80	78
Ameren Illinois Co.	2.700%	9/1/22	250	245
Ameren Illinois Co.	3.700%	12/1/47	150	144
American Electric Power Co. Inc.	2.150%	11/13/20	75	73
American Electric Power Co. Inc.	2.950%	12/15/22	25	25
American Electric Power Co. Inc.	3.200%	11/13/27	75	71
Appalachian Power Co.	4.600%	3/30/21	50	52
Appalachian Power Co.	3.300%	6/1/27	500	484
Arizona Public Service Co.	3.150%	5/15/25	100	98
Arizona Public Service Co.	2.950%	9/15/27	50	48
Arizona Public Service Co.	4.500%	4/1/42	25	27
Arizona Public Service Co.	4.350%	11/15/45	125	132
Arizona Public Service Co.	3.750%	5/15/46	125	120
Avangrid Inc.	3.150%	12/1/24	140	136
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	354
Baltimore Gas & Electric Co.	2.400%	8/15/26	50	46
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	91
Baltimore Gas & Electric Co.	3.750%	8/15/47	125	120
9 Berkshire Hathaway Energy Co.	2.375%	1/15/21	100	98
9 Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	122
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	102
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	99
9 Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	120
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	127
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	279
Berkshire Hathaway Energy Co.	6.500%	9/15/37	200	263
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	172
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	160
9 Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	48
Black Hills Corp.	3.950%	1/15/26	75	76
Black Hills Corp.	4.200%	9/15/46	100	97
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	241
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	276
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	67
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	76
CenterPoint Energy Inc.	2.500%	9/1/22	100	97
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	95

Cleco Corporate Holdings LLC	4.973%	5/1/46	125	128
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	250
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	90
CMS Energy Corp.	8.750%	6/15/19	66	71
CMS Energy Corp.	5.050%	3/15/22	25	26
CMS Energy Corp.	3.000%	5/15/26	75	71
CMS Energy Corp.	4.875%	3/1/44	75	82
Commonwealth Edison Co.	4.000%	8/1/20	25	26
Commonwealth Edison Co.	2.950%	8/15/27	75	72
Commonwealth Edison Co.	5.900%	3/15/36	150	189
Commonwealth Edison Co.	6.450%	1/15/38	175	234
Commonwealth Edison Co.	4.600%	8/15/43	75	83
Commonwealth Edison Co.	4.700%	1/15/44	175	193
Commonwealth Edison Co.	3.700%	3/1/45	75	71
Commonwealth Edison Co.	3.650%	6/15/46	175	165
Commonwealth Edison Co.	3.750%	8/15/47	100	96
Commonwealth Edison Co.	4.000%	3/1/48	150	151
Connecticut Light & Power Co.	2.500%	1/15/23	125	121
Connecticut Light & Power Co.	3.200%	3/15/27	50	49
Connecticut Light & Power Co.	4.300%	4/15/44	150	159
Connecticut Light & Power Co.	4.000%	4/1/48	125	128
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	125	130
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	200	206
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	75	73
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	234
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	339
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	95
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	123
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	210
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	400
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	140
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	73
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	72
Consolidated Edison Inc.	2.000%	3/15/20	75	74
Consolidated Edison Inc.	2.000%	5/15/21	75	72
Constellation Energy Group Inc.	5.150%	12/1/20	200	208
Consumers Energy Co.	3.375%	8/15/23	275	275
Consumers Energy Co.	3.950%	5/15/43	75	75
Consumers Energy Co.	3.250%	8/15/46	50	44
Consumers Energy Co.	3.950%	7/15/47	50	50
Delmarva Power & Light Co.	3.500%	11/15/23	25	25
Delmarva Power & Light Co.	4.150%	5/15/45	100	102
Dominion Energy Inc.	2.500%	12/1/19	50	50
Dominion Energy Inc.	2.579%	7/1/20	100	99
Dominion Energy Inc.	3.625%	12/1/24	50	50
Dominion Energy Inc.	3.900%	10/1/25	125	125
Dominion Energy Inc.	2.850%	8/15/26	100	92
Dominion Energy Inc.	6.300%	3/15/33	100	122
Dominion Energy Inc.	5.950%	6/15/35	225	266
Dominion Energy Inc.	4.900%	8/1/41	80	86
Dominion Energy Inc.	4.050%	9/15/42	200	192
Dominion Energy Inc.	4.700%	12/1/44	100	105
4 Dominion Energy Inc.	5.750%	10/1/54	100	106
DTE Electric Co.	3.650%	3/15/24	175	179
DTE Electric Co.	3.375%	3/1/25	150	150
DTE Electric Co.	4.000%	4/1/43	225	228
DTE Electric Co.	3.700%	6/1/46	50	48

DTE Electric Co.	3.750%	8/15/47	100	98
DTE Energy Co.	1.500%	10/1/19	100	98
DTE Energy Co.	2.400%	12/1/19	100	99
DTE Energy Co.	2.850%	10/1/26	300	275
DTE Energy Co.	3.800%	3/15/27	75	75
DTE Energy Co.	6.375%	4/15/33	75	93
Duke Energy Carolinas LLC	4.300%	6/15/20	325	335
Duke Energy Carolinas LLC	3.900%	6/15/21	500	512
Duke Energy Carolinas LLC	3.050%	3/15/23	100	100
Duke Energy Carolinas LLC	2.950%	12/1/26	175	168
Duke Energy Carolinas LLC	6.000%	12/1/28	125	149
Duke Energy Carolinas LLC	6.100%	6/1/37	100	127
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	150	178
Duke Energy Carolinas LLC	4.000%	9/30/42	75	75
Duke Energy Carolinas LLC	3.875%	3/15/46	100	98
Duke Energy Carolinas LLC	3.700%	12/1/47	100	96
Duke Energy Carolinas LLC	3.950%	3/15/48	100	101
Duke Energy Corp.	5.050%	9/15/19	250	258
Duke Energy Corp.	2.400%	8/15/22	250	240
Duke Energy Corp.	3.050%	8/15/22	275	271
Duke Energy Corp.	3.750%	4/15/24	325	325
Duke Energy Corp.	3.150%	8/15/27	150	141
Duke Energy Corp.	4.800%	12/15/45	125	134
Duke Energy Corp.	3.750%	9/1/46	300	272
Duke Energy Corp.	3.950%	8/15/47	100	93
4 Duke Energy Florida LLC	2.100%	12/15/19	66	65
Duke Energy Florida LLC	6.350%	9/15/37	225	300
Duke Energy Florida LLC	6.400%	6/15/38	200	267
Duke Energy Florida LLC	3.850%	11/15/42	200	196
Duke Energy Florida LLC	3.400%	10/1/46	100	90
4 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	25	25
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	48
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	94
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	45
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	70
Duke Energy Indiana LLC	3.750%	7/15/20	25	26
Duke Energy Indiana LLC	6.350%	8/15/38	225	299
Duke Energy Indiana LLC	3.750%	5/15/46	225	216
Duke Energy Ohio Inc.	3.700%	6/15/46	25	24
Duke Energy Progress Llc	2.800%	5/15/22	100	99
Duke Energy Progress LLC	4.375%	3/30/44	300	318
Duke Energy Progress LLC	4.150%	12/1/44	100	102
Duke Energy Progress LLC	3.700%	10/15/46	50	47
Duke Energy Progress LLC	3.600%	9/15/47	100	94
Edison International	2.125%	4/15/20	75	74
Edison International	2.400%	9/15/22	25	24
Edison International	2.950%	3/15/23	200	193
Edison International	4.125%	3/15/28	100	101
El Paso Electric Co.	6.000%	5/15/35	50	59
El Paso Electric Co.	5.000%	12/1/44	75	77
Emera US Finance LP	2.150%	6/15/19	50	50
Emera US Finance LP	2.700%	6/15/21	175	171
Emera US Finance LP	3.550%	6/15/26	150	144
Emera US Finance LP	4.750%	6/15/46	455	455
Entergy Arkansas Inc.	3.750%	2/15/21	75	76

Entergy Arkansas Inc.	3.500%	4/1/26	50	50
Entergy Corp.	4.000%	7/15/22	150	153
Entergy Corp.	2.950%	9/1/26	200	186
Entergy Louisiana LLC	5.400%	11/1/24	175	193
Entergy Louisiana LLC	2.400%	10/1/26	75	69
Entergy Louisiana LLC	3.120%	9/1/27	100	96
Entergy Louisiana LLC	3.050%	6/1/31	450	420
Entergy Louisiana LLC	4.000%	3/15/33	150	152
Entergy Louisiana LLC	4.950%	1/15/45	150	153
Entergy Mississippi Inc.	2.850%	6/1/28	125	117
Eversource Energy	4.500%	11/15/19	75	77
Eversource Energy	2.500%	3/15/21	125	123
Eversource Energy	2.750%	3/15/22	75	73
Eversource Energy	2.900%	10/1/24	50	48
Eversource Energy	3.150%	1/15/25	125	122
Eversource Energy	3.300%	1/15/28	100	96
Exelon Corp.	2.850%	6/15/20	75	74
Exelon Corp.	3.497%	6/1/22	200	198
Exelon Corp.	3.950%	6/15/25	200	200
Exelon Corp.	3.400%	4/15/26	200	192
Exelon Corp.	4.950%	6/15/35	225	245
Exelon Corp.	5.625%	6/15/35	20	24
Exelon Corp.	5.100%	6/15/45	250	277
Exelon Corp.	4.450%	4/15/46	175	179
Exelon Generation Co. LLC	2.950%	1/15/20	400	398
Exelon Generation Co. LLC	4.000%	10/1/20	100	102
Exelon Generation Co. LLC	5.750%	10/1/41	100	103
Exelon Generation Co. LLC	5.600%	6/15/42	205	211
FirstEnergy Corp.	2.850%	7/15/22	100	97
FirstEnergy Corp.	3.900%	7/15/27	300	294
FirstEnergy Corp.	7.375%	11/15/31	525	690
FirstEnergy Corp.	4.850%	7/15/47	200	209
Florida Power & Light Co.	5.625%	4/1/34	25	30
Florida Power & Light Co.	5.960%	4/1/39	375	486
Florida Power & Light Co.	4.125%	2/1/42	170	175
Florida Power & Light Co.	4.050%	6/1/42	125	128
Florida Power & Light Co.	3.800%	12/15/42	75	75
Florida Power & Light Co.	3.700%	12/1/47	150	146
Florida Power & Light Co.	3.950%	3/1/48	675	685
Fortis Inc.	2.100%	10/4/21	50	48
Fortis Inc.	3.055%	10/4/26	475	439
Georgia Power Co.	2.000%	9/8/20	400	391
Georgia Power Co.	2.400%	4/1/21	350	344
Georgia Power Co.	3.250%	4/1/26	100	97
Georgia Power Co.	5.650%	3/1/37	50	58
Georgia Power Co.	5.400%	6/1/40	300	345
Georgia Power Co.	4.750%	9/1/40	125	133
Georgia Power Co.	4.300%	3/15/43	100	101
Great Plains Energy Inc.	4.850%	6/1/21	100	103
Gulf Power Co.	3.300%	5/30/27	50	49
Iberdrola International BV	6.750%	7/15/36	75	96
Indiana Michigan Power Co.	3.750%	7/1/47	150	142
Interstate Power & Light Co.	3.250%	12/1/24	50	49
Interstate Power & Light Co.	6.250%	7/15/39	50	64
Interstate Power & Light Co.	3.700%	9/15/46	125	118
9 ITC Holdings Corp.	2.700%	11/15/22	100	97
ITC Holdings Corp.	3.650%	6/15/24	75	74

9 ITC Holdings Corp.	3.350%	11/15/27	100	95
ITC Holdings Corp.	5.300%	7/1/43	325	377
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	69	73
Kansas City Power & Light Co.	3.150%	3/15/23	50	49
Kansas City Power & Light Co.	6.050%	11/15/35	50	62
Kansas City Power & Light Co.	5.300%	10/1/41	100	114
Kansas City Power & Light Co.	4.200%	6/15/47	100	99
Kentucky Utilities Co.	3.250%	11/1/20	50	50
Kentucky Utilities Co.	5.125%	11/1/40	125	147
LG&E & KU Energy LLC	4.375%	10/1/21	75	77
Louisville Gas & Electric Co.	3.300%	10/1/25	75	74
MidAmerican Energy Co.	3.100%	5/1/27	150	145
MidAmerican Energy Co.	6.750%	12/30/31	125	162
MidAmerican Energy Co.	5.750%	11/1/35	125	152
MidAmerican Energy Co.	4.800%	9/15/43	75	85
MidAmerican Energy Co.	3.950%	8/1/47	100	101
Mississippi Power Co.	4.250%	3/15/42	150	145
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	175	174
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	100	99
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	75	74
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	200	198
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	50	50
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	300	290
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	250	244
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	208
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	25
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	75	80
Nevada Power Co.	6.750%	7/1/37	75	101
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	425	423
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	102
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	242
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	120
Northern States Power Co.	2.200%	8/15/20	50	49
Northern States Power Co.	6.250%	6/1/36	75	98
Northern States Power Co.	6.200%	7/1/37	50	65
Northern States Power Co.	5.350%	11/1/39	175	210
Northern States Power Co.	3.400%	8/15/42	105	97
Northern States Power Co.	4.000%	8/15/45	50	51
NSTAR Electric Co.	2.375%	10/15/22	125	121
NSTAR Electric Co.	3.200%	5/15/27	125	122
NSTAR Electric Co.	5.500%	3/15/40	75	90
Oglethorpe Power Corp.	5.950%	11/1/39	50	61
Oglethorpe Power Corp.	5.375%	11/1/40	175	200
Ohio Edison Co.	6.875%	7/15/36	100	132
Ohio Power Co.	5.375%	10/1/21	175	188
Ohio Power Co.	4.150%	4/1/48	100	102

Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	52
Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	73
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	475	491
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	73
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	68
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	181
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	200	238
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	82
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	120
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	97
9 Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	49
Pacific Gas & Electric Co.	2.450%	8/15/22	500	478
Pacific Gas & Electric Co.	3.250%	6/15/23	300	295
Pacific Gas & Electric Co.	3.750%	2/15/24	50	50
Pacific Gas & Electric Co.	3.400%	8/15/24	50	49
Pacific Gas & Electric Co.	3.500%	6/15/25	125	121
9 Pacific Gas & Electric Co.	3.300%	12/1/27	275	261
Pacific Gas & Electric Co.	6.050%	3/1/34	550	653
Pacific Gas & Electric Co.	5.800%	3/1/37	250	294
Pacific Gas & Electric Co.	6.350%	2/15/38	100	124
Pacific Gas & Electric Co.	6.250%	3/1/39	100	122
Pacific Gas & Electric Co.	5.400%	1/15/40	75	83
Pacific Gas & Electric Co.	4.450%	4/15/42	225	225
Pacific Gas & Electric Co.	4.600%	6/15/43	375	382
Pacific Gas & Electric Co.	4.750%	2/15/44	150	155
Pacific Gas & Electric Co.	4.250%	3/15/46	175	168
Pacific Gas & Electric Co.	4.000%	12/1/46	75	70
9 Pacific Gas & Electric Co.	3.950%	12/1/47	175	162
PacifiCorp	2.950%	2/1/22	100	100
PacifiCorp	3.600%	4/1/24	125	126
PacifiCorp	7.700%	11/15/31	600	836
PacifiCorp	5.250%	6/15/35	100	116
PacifiCorp	6.100%	8/1/36	75	95
PacifiCorp	6.350%	7/15/38	75	99
PacifiCorp	4.100%	2/1/42	200	205
PECO Energy Co.	2.375%	9/15/22	300	292
Pinnacle West Capital Corp.	2.250%	11/30/20	100	98
PNM Resources Inc.	3.250%	3/9/21	50	50
Potomac Electric Power Co.	6.500%	11/15/37	100	133
Potomac Electric Power Co.	4.150%	3/15/43	150	154
PPL Capital Funding Inc.	4.200%	6/15/22	25	26
PPL Capital Funding Inc.	3.500%	12/1/22	115	115
PPL Capital Funding Inc.	3.400%	6/1/23	100	99
PPL Capital Funding Inc.	3.950%	3/15/24	50	51
PPL Capital Funding Inc.	3.100%	5/15/26	100	94
PPL Capital Funding Inc.	4.700%	6/1/43	75	79
PPL Capital Funding Inc.	5.000%	3/15/44	200	218
PPL Capital Funding Inc.	4.000%	9/15/47	75	72
PPL Electric Utilities Corp.	3.000%	9/15/21	275	275
PPL Electric Utilities Corp.	4.125%	6/15/44	50	51
PPL Electric Utilities Corp.	4.150%	10/1/45	75	77
PPL Electric Utilities Corp.	3.950%	6/1/47	75	75
Progress Energy Inc.	4.400%	1/15/21	100	103
Progress Energy Inc.	3.150%	4/1/22	40	40
Progress Energy Inc.	7.000%	10/30/31	119	155
Progress Energy Inc.	6.000%	12/1/39	125	156
PSEG Power LLC	8.625%	4/15/31	96	126

Public Service Co. of Colorado	5.125%	6/1/19	275	282
Public Service Co. of Colorado	3.200%	11/15/20	25	25
Public Service Co. of Colorado	3.600%	9/15/42	175	168
Public Service Co. of New Hampshire	3.500%	11/1/23	50	50
Public Service Electric & Gas Co.	1.900%	3/15/21	150	145
Public Service Electric & Gas Co.	3.000%	5/15/25	80	78
Public Service Electric & Gas Co.	2.250%	9/15/26	250	229
Public Service Electric & Gas Co.	3.000%	5/15/27	75	72
Public Service Electric & Gas Co.	3.800%	3/1/46	250	247
Public Service Electric & Gas Co.	3.600%	12/1/47	75	71
Public Service Enterprise Group Inc.	2.650%	11/15/22	100	97
Puget Energy Inc.	6.000%	9/1/21	100	107
Puget Energy Inc.	3.650%	5/15/25	400	393
Puget Sound Energy Inc.	6.274%	3/15/37	125	162
Puget Sound Energy Inc.	5.757%	10/1/39	75	94
Puget Sound Energy Inc.	4.300%	5/20/45	100	107
San Diego Gas & Electric Co.	2.500%	5/15/26	250	233
San Diego Gas & Electric Co.	4.500%	8/15/40	150	164
San Diego Gas & Electric Co.	3.750%	6/1/47	100	98
Sierra Pacific Power Co.	2.600%	5/1/26	100	93
South Carolina Electric & Gas Co.	6.625%	2/1/32	50	61
South Carolina Electric & Gas Co.	6.050%	1/15/38	125	149
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	113
South Carolina Electric & Gas Co.	4.600%	6/15/43	75	76
South Carolina Electric & Gas Co.	4.100%	6/15/46	350	335
South Carolina Electric & Gas Co.	4.500%	6/1/64	100	96
Southern California Edison Co.	2.900%	3/1/21	100	100
Southern California Edison Co.	3.875%	6/1/21	275	282
4 Southern California Edison Co.	1.845%	2/1/22	57	55
Southern California Edison Co.	2.400%	2/1/22	300	292
Southern California Edison Co.	3.500%	10/1/23	175	177
Southern California Edison Co.	3.650%	3/1/28	100	100
Southern California Edison Co.	6.650%	4/1/29	75	92
Southern California Edison Co.	5.750%	4/1/35	75	91
Southern California Edison Co.	5.350%	7/15/35	200	233
Southern California Edison Co.	5.625%	2/1/36	125	149
Southern California Edison Co.	4.500%	9/1/40	75	80
Southern California Edison Co.	4.050%	3/15/42	125	125
Southern California Edison Co.	3.900%	3/15/43	100	99
Southern California Edison Co.	4.650%	10/1/43	85	92
Southern California Edison Co.	4.000%	4/1/47	150	150
Southern California Edison Co.	4.125%	3/1/48	250	255
Southern Co.	1.850%	7/1/19	75	74
Southern Co.	2.150%	9/1/19	50	49
Southern Co.	2.750%	6/15/20	250	248
Southern Co.	2.350%	7/1/21	300	291
Southern Co.	3.250%	7/1/26	350	335
Southern Co.	4.250%	7/1/36	200	203
Southern Co.	4.400%	7/1/46	360	359
Southern Power Co.	2.375%	6/1/20	50	49
Southern Power Co.	2.500%	12/15/21	350	339
Southern Power Co.	4.150%	12/1/25	100	102
Southern Power Co.	5.150%	9/15/41	100	107
Southern Power Co.	5.250%	7/15/43	50	54
Southern Power Co.	4.950%	12/15/46	75	78
Southwestern Electric Power Co.	2.750%	10/1/26	100	93
Southwestern Electric Power Co.	6.200%	3/15/40	50	63

Southwestern Electric Power Co.	3.900%	4/1/45	200	192
Southwestern Electric Power Co.	3.850%	2/1/48	125	119
Southwestern Public Service Co.	3.300%	6/15/24	165	164
Southwestern Public Service Co.	4.500%	8/15/41	100	108
Southwestern Public Service Co.	3.400%	8/15/46	275	250
Southwestern Public Service Co.	3.700%	8/15/47	75	72
Tampa Electric Co.	2.600%	9/15/22	75	73
Tampa Electric Co.	6.550%	5/15/36	25	32
Tampa Electric Co.	4.100%	6/15/42	50	49
Tampa Electric Co.	4.350%	5/15/44	50	51
TECO Finance Inc.	5.150%	3/15/20	50	52
Toledo Edison Co.	6.150%	5/15/37	75	92
TransAlta Corp.	4.500%	11/15/22	100	101
TransAlta Corp.	6.500%	3/15/40	75	74
Tucson Electric Power Co.	3.050%	3/15/25	50	48
UIL Holdings Corp.	4.625%	10/1/20	75	78
Union Electric Co.	3.500%	4/15/24	75	76
Union Electric Co.	8.450%	3/15/39	150	234
Union Electric Co.	3.650%	4/15/45	125	120
Virginia Electric & Power Co.	3.450%	2/15/24	50	50
Virginia Electric & Power Co.	2.950%	11/15/26	75	71
Virginia Electric & Power Co.	3.500%	3/15/27	250	246
Virginia Electric & Power Co.	3.800%	4/1/28	350	353
Virginia Electric & Power Co.	6.000%	1/15/36	125	155
Virginia Electric & Power Co.	6.000%	5/15/37	150	187
Virginia Electric & Power Co.	6.350%	11/30/37	50	65
Virginia Electric & Power Co.	4.000%	1/15/43	250	248
Virginia Electric & Power Co.	4.450%	2/15/44	475	501
Virginia Electric & Power Co.	4.200%	5/15/45	75	76
Virginia Electric & Power Co.	4.000%	11/15/46	125	123
Virginia Electric & Power Co.	3.800%	9/15/47	100	96
WEC Energy Group Inc.	2.450%	6/15/20	75	74
WEC Energy Group Inc.	3.550%	6/15/25	200	198
Westar Energy Inc.	2.550%	7/1/26	150	140
Westar Energy Inc.	3.100%	4/1/27	100	97
Westar Energy Inc.	4.125%	3/1/42	200	207
Westar Energy Inc.	4.100%	4/1/43	100	103
Westar Energy Inc.	4.250%	12/1/45	25	26
Wisconsin Electric Power Co.	2.950%	9/15/21	75	75
Wisconsin Electric Power Co.	4.250%	6/1/44	100	105
Wisconsin Power & Light Co.	6.375%	8/15/37	100	131
Xcel Energy Inc.	4.700%	5/15/20	100	103
Xcel Energy Inc.	2.400%	3/15/21	100	98
Xcel Energy Inc.	2.600%	3/15/22	75	73
Xcel Energy Inc.	3.300%	6/1/25	325	317
Xcel Energy Inc.	3.350%	12/1/26	75	73

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	100	96
Atmos Energy Corp.	5.500%	6/15/41	200	242
Atmos Energy Corp.	4.150%	1/15/43	100	101
Atmos Energy Corp.	4.125%	10/15/44	50	51
CenterPoint Energy Resources Corp.	4.500%	1/15/21	25	26
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	50
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	101
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	308
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	49

KeySpan Corp.	5.803%	4/1/35	50	59
NiSource Finance Corp.	5.450%	9/15/20	225	237
NiSource Finance Corp.	2.650%	11/17/22	75	73
NiSource Finance Corp.	3.490%	5/15/27	250	242
NiSource Finance Corp.	5.950%	6/15/41	100	120
NiSource Finance Corp.	4.800%	2/15/44	125	132
NiSource Finance Corp.	5.650%	2/1/45	100	117
NiSource Finance Corp.	4.375%	5/15/47	250	251
ONE Gas Inc.	4.658%	2/1/44	25	28
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	55
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	70
Sempra Energy	1.625%	10/7/19	100	98
Sempra Energy	2.400%	2/1/20	75	74
Sempra Energy	2.850%	11/15/20	395	392
Sempra Energy	2.875%	10/1/22	100	98
Sempra Energy	2.900%	2/1/23	100	98
Sempra Energy	4.050%	12/1/23	100	102
Sempra Energy	3.750%	11/15/25	155	154
Sempra Energy	3.250%	6/15/27	150	142
Sempra Energy	3.400%	2/1/28	200	191
Sempra Energy	3.800%	2/1/38	200	188
Sempra Energy	6.000%	10/15/39	150	184
Sempra Energy	4.000%	2/1/48	175	163
Southern California Gas Co.	2.600%	6/15/26	200	187
Southern California Gas Co.	3.750%	9/15/42	125	122
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	325
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	72
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	89
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	50
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	95
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	101
Southwest Gas Corp.	3.700%	4/1/28	50	50
Southwest Gas Corp.	3.800%	9/29/46	75	72
Washington Gas Light Co.	3.796%	9/15/46	100	97

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	125	124
American Water Capital Corp.	2.950%	9/1/27	200	190
American Water Capital Corp.	6.593%	10/15/37	150	202
American Water Capital Corp.	4.300%	9/1/45	100	105
American Water Capital Corp.	3.750%	9/1/47	200	194
Veolia Environnement SA	6.750%	6/1/38	100	128

				68,267
Total Corporate Bonds (Cost $950,607)				954,955
Sovereign Bonds (5.0%)
African Development Bank	1.000%	5/15/19	200	197
African Development Bank	1.875%	3/16/20	500	494
African Development Bank	1.250%	7/26/21	500	478
African Development Bank	2.375%	9/23/21	300	297
African Development Bank	2.125%	11/16/22	700	680
Asian Development Bank	1.875%	4/12/19	50	50
Asian Development Bank	1.000%	8/16/19	300	295
Asian Development Bank	1.750%	1/10/20	600	593
Asian Development Bank	1.500%	1/22/20	700	689
Asian Development Bank	1.625%	5/5/20	525	516

Asian Development Bank	2.250%	1/20/21	500	496
Asian Development Bank	1.625%	3/16/21	500	486
Asian Development Bank	1.750%	6/8/21	625	608
Asian Development Bank	2.000%	2/16/22	650	633
Asian Development Bank	1.875%	2/18/22	600	582
Asian Development Bank	1.750%	9/13/22	900	862
Asian Development Bank	2.750%	3/17/23	1,600	1,595
Asian Development Bank	2.000%	1/22/25	300	284
Asian Development Bank	2.000%	4/24/26	100	94
Asian Development Bank	2.625%	1/12/27	200	195
Asian Development Bank	2.375%	8/10/27	275	262
Asian Development Bank	6.220%	8/15/27	100	124
Asian Development Bank	2.500%	11/2/27	673	649
Asian Development Bank	5.820%	6/16/28	148	180
Canada	2.000%	11/15/22	570	553
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	144
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	297
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	482
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	304
Corp. Andina de Fomento	8.125%	6/4/19	1,150	1,222
Corp. Andina de Fomento	2.200%	7/18/20	455	449
Corp. Andina de Fomento	2.750%	1/6/23	325	318
Council Of Europe Development Bank	1.500%	5/17/19	100	99
Council Of Europe Development Bank	1.625%	3/10/20	300	295
Council Of Europe Development Bank	1.625%	3/16/21	200	194
Council Of Europe Development Bank	2.625%	2/13/23	575	571
Ecopetrol SA	5.875%	9/18/23	225	241
Ecopetrol SA	4.125%	1/16/25	200	194
Ecopetrol SA	5.375%	6/26/26	750	780
Ecopetrol SA	7.375%	9/18/43	100	117
Ecopetrol SA	5.875%	5/28/45	200	197
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	198
European Bank for Reconstruction &
Development	1.750%	6/14/19	390	388
European Bank for Reconstruction &
Development	0.875%	7/22/19	850	834
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	495
European Bank for Reconstruction &
Development	1.500%	3/16/20	350	344
European Bank for Reconstruction &
Development	1.875%	7/15/21	225	219
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	194
European Bank for Reconstruction &
Development	2.750%	3/7/23	425	425
European Investment Bank	1.750%	6/17/19	885	880
European Investment Bank	1.125%	8/15/19	1,225	1,205
European Investment Bank	1.625%	3/16/20	1,275	1,255
European Investment Bank	1.375%	6/15/20	1,825	1,782
European Investment Bank	2.875%	9/15/20	1,025	1,033
European Investment Bank	1.625%	12/15/20	125	122
European Investment Bank	4.000%	2/16/21	25	26
European Investment Bank	2.000%	3/15/21	2,750	2,703
European Investment Bank	2.500%	4/15/21	850	847
European Investment Bank	2.375%	5/13/21	1,850	1,836

	European Investment Bank	1.625%	6/15/21	1,000	969
	European Investment Bank	1.375%	9/15/21	100	96
	European Investment Bank	2.125%	10/15/21	100	98
	European Investment Bank	2.375%	6/15/22	1,725	1,700
	European Investment Bank	2.000%	12/15/22	725	700
	European Investment Bank	2.500%	3/15/23	600	591
	European Investment Bank	3.250%	1/29/24	400	411
	European Investment Bank	2.500%	10/15/24	200	196
	European Investment Bank	1.875%	2/10/25	1,050	985
	European Investment Bank	2.375%	5/24/27	225	215
	European Investment Bank	4.875%	2/15/36	225	280
10	Export Development Canada	1.750%	8/19/19	100	99
10	Export Development Canada	1.625%	12/3/19	150	148
	Export Development Canada	1.625%	1/17/20	450	444
	Export Development Canada	1.625%	6/1/20	90	88
	Export Development Canada	2.000%	11/30/20	805	794
	Export Development Canada	1.500%	5/26/21	525	507
	Export Development Canada	1.375%	10/21/21	200	191
	Export Development Canada	2.500%	1/24/23	40	40
	Export Development Canada	2.750%	3/15/23	150	150
	Export-Import Bank of Korea	2.375%	8/12/19	200	198
	Export-Import Bank of Korea	1.500%	10/21/19	175	171
	Export-Import Bank of Korea	2.500%	11/1/20	200	197
	Export-Import Bank of Korea	2.500%	5/10/21	300	293
	Export-Import Bank of Korea	4.375%	9/15/21	75	78
	Export-Import Bank of Korea	1.875%	10/21/21	250	238
	Export-Import Bank of Korea	5.000%	4/11/22	275	291
	Export-Import Bank of Korea	3.000%	11/1/22	600	588
	Export-Import Bank of Korea	4.000%	1/14/24	650	665
	Export-Import Bank of Korea	2.625%	5/26/26	200	184
	FMS Wertmanagement	2.750%	3/6/23	300	299
	FMS Wertmanagement AoeR	1.000%	8/16/19	500	491
11	FMS Wertmanagement AoeR	1.750%	1/24/20	500	494
	FMS Wertmanagement AoeR	1.750%	3/17/20	150	148
	FMS Wertmanagement AoeR	2.000%	8/1/22	470	455
	Hydro-Quebec	8.400%	1/15/22	375	444
	Hydro-Quebec	8.050%	7/7/24	200	251
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	250	250
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	244
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	244
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	240
	Inter-American Development Bank	1.000%	5/13/19	300	296
	Inter-American Development Bank	1.125%	9/12/19	100	98
	Inter-American Development Bank	3.875%	9/17/19	2,175	2,222
	Inter-American Development Bank	1.750%	10/15/19	600	595
	Inter-American Development Bank	3.875%	2/14/20	50	51
	Inter-American Development Bank	1.625%	5/12/20	250	246
	Inter-American Development Bank	1.875%	6/16/20	275	272
	Inter-American Development Bank	2.125%	1/18/22	700	685
	Inter-American Development Bank	1.750%	4/14/22	800	770
	Inter-American Development Bank	2.500%	1/18/23	825	816
	Inter-American Development Bank	3.000%	10/4/23	800	807
	Inter-American Development Bank	3.000%	2/21/24	650	655
	Inter-American Development Bank	2.125%	1/15/25	400	382
	Inter-American Development Bank	7.000%	6/15/25	100	123
	Inter-American Development Bank	2.000%	6/2/26	1,000	938
	Inter-American Development Bank	2.375%	7/7/27	450	430

	Inter-American Development Bank	3.200%	8/7/42	100	99
	International Bank for Reconstruction &
	Development	1.250%	7/26/19	1,200	1,184
	International Bank for Reconstruction &
	Development	0.875%	8/15/19	925	907
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	600	596
	International Bank for Reconstruction &
	Development	1.125%	11/27/19	525	515
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	1,250	1,236
	International Bank for Reconstruction &
	Development	1.625%	9/4/20	775	760
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	1,100	1,070
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	1,100	1,059
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	450	445
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	2,250	2,155
	International Bank for Reconstruction &
	Development	2.125%	12/13/21	255	250
	International Bank for Reconstruction &
	Development	2.000%	1/26/22	145	141
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	1,025	986
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	750	734
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	1,150	1,122
	International Bank for Reconstruction &
	Development	2.500%	11/22/27	350	337
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	250	311
	International Finance Corp.	1.750%	9/16/19	300	297
	International Finance Corp.	1.750%	3/30/20	450	444
	International Finance Corp.	2.125%	4/7/26	1,100	1,039
12	Japan Bank for International Cooperation	2.125%	6/1/20	350	345
12	Japan Bank for International Cooperation	2.125%	7/21/20	330	325
12	Japan Bank for International Cooperation	2.125%	11/16/20	670	658
12	Japan Bank for International Cooperation	1.875%	4/20/21	300	292
12	Japan Bank for International Cooperation	1.500%	7/21/21	750	716
12	Japan Bank for International Cooperation	2.000%	11/4/21	1,450	1,403
12	Japan Bank for International Cooperation	2.500%	6/1/22	450	440
12	Japan Bank for International Cooperation	2.375%	7/21/22	250	244
12	Japan Bank for International Cooperation	2.375%	11/16/22	540	525
12	Japan Bank for International Cooperation	3.375%	7/31/23	100	102
12	Japan Bank for International Cooperation	3.000%	5/29/24	500	497
12	Japan Bank for International Cooperation	2.125%	2/10/25	200	188
12	Japan Bank for International Cooperation	2.375%	4/20/26	200	189
12	Japan Bank for International Cooperation	2.250%	11/4/26	200	188
12	Japan Bank for International Cooperation	2.750%	11/16/27	800	771
12	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	300	309
12	Japan International Cooperation Agency	2.750%	4/27/27	200	192
11	KFW	1.875%	4/1/19	775	772

11	KFW	4.875%	6/17/19	2,150	2,215
11	KFW	1.000%	7/15/19	650	639
11	KFW	1.500%	9/9/19	2,475	2,444
11	KFW	1.750%	10/15/19	200	198
11	KFW	2.250%	11/5/19	895	890
11	KFW	4.000%	1/27/20	50	51
11	KFW	1.500%	4/20/20	625	613
11	KFW	1.625%	5/29/20	1,900	1,865
11	KFW	1.875%	6/30/20	1,100	1,085
11	KFW	2.750%	9/8/20	1,700	1,709
11	KFW	2.750%	10/1/20	200	201
11	KFW	1.875%	12/15/20	550	540
11	KFW	1.625%	3/15/21	900	874
11	KFW	1.500%	6/15/21	900	869
11	KFW	1.750%	9/15/21	600	581
11	KFW	2.125%	3/7/22	1,000	979
11	KFW	2.125%	6/15/22	750	731
11	KFW	2.000%	10/4/22	950	919
11	KFW	2.375%	12/29/22	450	444
11	KFW	2.125%	1/17/23	1,025	994
11	KFW	2.500%	11/20/24	800	781
11	KFW	2.000%	5/2/25	150	142
11	KFW	0.000%	4/18/36	400	228
11	KFW	0.000%	6/29/37	200	108
	Korea Development Bank	4.625%	11/16/21	150	156
	Korea Development Bank	3.000%	9/14/22	750	736
	Korea Development Bank	3.375%	3/12/23	700	696
	Korea Development Bank	3.750%	1/22/24	400	404
11	Landwirtschaftliche Rentenbank	1.750%	4/15/19	75	75
11	Landwirtschaftliche Rentenbank	1.375%	10/23/19	50	49
11	Landwirtschaftliche Rentenbank	2.250%	10/1/21	75	74
11	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	805
11	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	460
11	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	251
11	Landwirtschaftliche Rentenbank	2.500%	11/15/27	350	337
	Nexen Energy ULC	7.875%	3/15/32	50	69
	Nexen Energy ULC	6.400%	5/15/37	450	553
	Nexen Energy ULC	7.500%	7/30/39	200	280
	Nordic Investment Bank	1.875%	6/14/19	300	299
	Nordic Investment Bank	1.500%	9/29/20	200	195
	Nordic Investment Bank	1.625%	11/20/20	200	195
	Nordic Investment Bank	2.250%	2/1/21	200	198
	Nordic Investment Bank	1.250%	8/2/21	400	382
	North American Development Bank	4.375%	2/11/20	100	102
13	Oesterreichische Kontrollbank AG	1.125%	4/26/19	350	345
13	Oesterreichische Kontrollbank AG	1.750%	1/24/20	250	247
13	Oesterreichische Kontrollbank AG	1.375%	2/10/20	700	683
13	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	292
4	Oriental Republic of Uruguay	4.500%	8/14/24	125	132
4	Oriental Republic of Uruguay	4.375%	10/27/27	150	155
4	Oriental Republic of Uruguay	7.625%	3/21/36	400	541
4	Oriental Republic of Uruguay	4.125%	11/20/45	300	281
4	Oriental Republic of Uruguay	5.100%	6/18/50	850	878
	Petroleos Mexicanos	6.000%	3/5/20	64	67
	Petroleos Mexicanos	5.500%	1/21/21	400	416
	Petroleos Mexicanos	6.375%	2/4/21	1,451	1,547
	Petroleos Mexicanos	4.875%	1/24/22	425	435

	Petroleos Mexicanos	3.500%	1/30/23	365	350
	Petroleos Mexicanos	4.625%	9/21/23	487	487
	Petroleos Mexicanos	4.875%	1/18/24	350	353
	Petroleos Mexicanos	2.378%	4/15/25	38	37
	Petroleos Mexicanos	4.500%	1/23/26	125	121
	Petroleos Mexicanos	6.875%	8/4/26	429	468
	Petroleos Mexicanos	6.500%	3/13/27	1,400	1,495
	Petroleos Mexicanos	6.625%	6/15/35	625	642
	Petroleos Mexicanos	6.625%	6/15/38	150	154
	Petroleos Mexicanos	6.500%	6/2/41	400	397
	Petroleos Mexicanos	5.500%	6/27/44	184	164
	Petroleos Mexicanos	5.625%	1/23/46	1,059	942
	Petroleos Mexicanos	6.750%	9/21/47	2,038	2,060
14	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	35	51
	Province of Alberta	1.900%	12/6/19	400	395
	Province of Alberta	2.200%	7/26/22	400	388
	Province of Alberta	3.300%	3/15/28	250	252
	Province of British Columbia	2.000%	10/23/22	200	193
	Province of British Columbia	2.250%	6/2/26	300	282
	Province of Manitoba	1.750%	5/30/19	175	174
	Province of Manitoba	2.050%	11/30/20	300	295
	Province of Manitoba	2.100%	9/6/22	150	145
	Province of Manitoba	3.050%	5/14/24	250	249
	Province of Manitoba	2.125%	6/22/26	90	83
	Province of New Brunswick	2.500%	12/12/22	95	93
	Province of Ontario	1.250%	6/17/19	500	493
	Province of Ontario	1.650%	9/27/19	225	222
	Province of Ontario	4.000%	10/7/19	575	587
	Province of Ontario	4.400%	4/14/20	700	725
	Province of Ontario	2.500%	9/10/21	575	568
	Province of Ontario	2.400%	2/8/22	650	637
	Province of Ontario	2.250%	5/18/22	500	486
	Province of Ontario	2.450%	6/29/22	150	147
	Province of Ontario	2.200%	10/3/22	400	387
	Province of Ontario	3.200%	5/16/24	150	151
	Province of Ontario	2.500%	4/27/26	250	238
	Province of Quebec	3.500%	7/29/20	350	357
	Province of Quebec	2.750%	8/25/21	325	324
	Province of Quebec	2.375%	1/31/22	100	98
	Province of Quebec	2.625%	2/13/23	425	419
	Province of Quebec	2.500%	4/20/26	200	191
	Province of Quebec	2.750%	4/12/27	850	821
	Province of Quebec	7.500%	9/15/29	475	655
	Republic of Chile	2.250%	10/30/22	175	168
	Republic of Chile	3.125%	1/21/26	485	478
4	Republic of Chile	3.240%	2/6/28	250	245
	Republic of Chile	3.860%	6/21/47	475	462
	Republic of Colombia	4.375%	7/12/21	450	465
	Republic of Colombia	4.000%	2/26/24	700	706
	Republic of Colombia	8.125%	5/21/24	100	123
4	Republic of Colombia	4.500%	1/28/26	522	540
4	Republic of Colombia	3.875%	4/25/27	400	392
	Republic of Colombia	10.375%	1/28/33	200	317
	Republic of Colombia	7.375%	9/18/37	100	128
	Republic of Colombia	6.125%	1/18/41	125	144
4	Republic of Colombia	5.625%	2/26/44	200	219

4 Republic of Colombia	5.000%	6/15/45	1,250	1,266
Republic of Hungary	6.250%	1/29/20	350	370
Republic of Hungary	6.375%	3/29/21	2,450	2,667
Republic of Hungary	5.750%	11/22/23	400	442
Republic of Hungary	7.625%	3/29/41	100	145
Republic of Indonesia	2.950%	1/11/23	1,175	1,135
9 Republic of Indonesia	4.750%	7/18/47	200	198
Republic of Indonesia	4.350%	1/11/48	300	286
Republic of Italy	6.875%	9/27/23	590	688
Republic of Italy	5.375%	6/15/33	275	317
Republic of Korea	7.125%	4/16/19	700	732
Republic of Korea	5.625%	11/3/25	100	115
Republic of Panama	5.200%	1/30/20	200	209
4 Republic of Panama	4.000%	9/22/24	200	205
4 Republic of Panama	3.750%	3/16/25	200	202
Republic of Panama	7.125%	1/29/26	400	490
4 Republic of Panama	3.875%	3/17/28	300	301
Republic of Panama	9.375%	4/1/29	300	439
4 Republic of Panama	6.700%	1/26/36	292	371
4 Republic of Panama	4.500%	5/15/47	525	533
4 Republic of Panama	4.300%	4/29/53	200	197
Republic of Peru	7.350%	7/21/25	425	528
Republic of Peru	8.750%	11/21/33	645	967
4 Republic of Peru	6.550%	3/14/37	225	289
Republic of Peru	5.625%	11/18/50	650	779
Republic of Philippines	3.000%	2/1/28	400	383
Republic of Poland	6.375%	7/15/19	961	1,006
Republic of Poland	5.125%	4/21/21	275	292
Republic of Poland	5.000%	3/23/22	775	829
Republic of Poland	3.000%	3/17/23	325	322
Republic of Poland	4.000%	1/22/24	350	364
Republic of Poland	3.250%	4/6/26	150	149
Republic of the Philippines	4.000%	1/15/21	350	358
Republic of the Philippines	9.500%	10/21/24	350	476
Republic of the Philippines	10.625%	3/16/25	100	144
Republic of the Philippines	5.500%	3/30/26	225	255
Republic of the Philippines	9.500%	2/2/30	225	342
Republic of the Philippines	7.750%	1/14/31	400	548
Republic of the Philippines	6.375%	1/15/32	200	250
Republic of the Philippines	6.375%	10/23/34	550	705
Republic of the Philippines	3.950%	1/20/40	700	701
Republic of the Philippines	3.700%	3/1/41	200	193
Republic of the Philippines	3.700%	2/2/42	350	337
State of Israel	3.150%	6/30/23	400	399
State of Israel	2.875%	3/16/26	200	192
State of Israel	3.250%	1/17/28	300	292
State of Israel	4.500%	1/30/43	200	204
State of Israel	4.125%	1/17/48	250	241
Statoil ASA	2.250%	11/8/19	250	248
Statoil ASA	2.750%	11/10/21	300	297
Statoil ASA	3.150%	1/23/22	150	150
Statoil ASA	2.450%	1/17/23	450	436
Statoil ASA	2.650%	1/15/24	250	241
Statoil ASA	3.700%	3/1/24	150	153
Statoil ASA	3.250%	11/10/24	150	148
Statoil ASA	7.250%	9/23/27	300	380
Statoil ASA	5.100%	8/17/40	125	146

Statoil ASA	4.250%	11/23/41	175	183
Statoil ASA	3.950%	5/15/43	125	126
Statoil ASA	4.800%	11/8/43	175	199
Svensk Exportkredit AB	1.250%	4/12/19	300	297
Svensk Exportkredit AB	1.875%	6/17/19	200	199
Svensk Exportkredit AB	1.125%	8/28/19	300	295
Svensk Exportkredit AB	1.750%	5/18/20	190	187
Svensk Exportkredit AB	1.875%	6/23/20	200	197
Svensk Exportkredit AB	1.750%	8/28/20	380	372
Svensk Exportkredit AB	1.750%	3/10/21	250	244
Svensk Exportkredit AB	2.000%	8/30/22	190	184
Svensk Exportkredit AB	2.875%	3/14/23	200	200
United Mexican States	3.500%	1/21/21	100	101
United Mexican States	3.625%	3/15/22	958	974
United Mexican States	4.000%	10/2/23	826	846
United Mexican States	3.600%	1/30/25	770	759
United Mexican States	4.125%	1/21/26	200	203
United Mexican States	4.150%	3/28/27	700	707
United Mexican States	3.750%	1/11/28	900	869
United Mexican States	7.500%	4/8/33	100	131
United Mexican States	6.050%	1/11/40	2,045	2,311
United Mexican States	4.750%	3/8/44	765	744
United Mexican States	4.600%	1/23/46	600	570
United Mexican States	4.350%	1/15/47	350	321
United Mexican States	5.750%	10/12/10	342	346
Total Sovereign Bonds (Cost $173,502)				172,191
Taxable Municipal Bonds (0.8%)
Alabama Economic Settlement Authority
BP Settlement Revenue	3.163%	9/15/25	100	100
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	150	190
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	50	65
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	50	74
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	125	211
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	100	139
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	250	351
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	200	299
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	150	145
California GO	6.200%	10/1/19	275	290
California GO	5.700%	11/1/21	250	274
California GO	7.500%	4/1/34	600	865
California GO	7.300%	10/1/39	75	109
California GO	7.350%	11/1/39	1,425	2,083

California GO	7.625%	3/1/40	205	312
California GO	7.600%	11/1/40	200	309
California State University Systemwide
Revenue	3.899%	11/1/47	50	51
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	62
Chicago IL GO	7.045%	1/1/29	50	54
Chicago IL GO	7.375%	1/1/33	150	166
Chicago IL GO	7.781%	1/1/35	50	58
Chicago IL GO	6.314%	1/1/44	100	101
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	169
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	190
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	165
Chicago IL Water Revenue	6.742%	11/1/40	175	226
Clark County NV Airport System Revenue	6.881%	7/1/42	100	106
Clark County NV Airport System Revenue	6.820%	7/1/45	100	148
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	100	100
Connecticut GO	5.090%	10/1/30	175	189
Connecticut GO	5.850%	3/15/32	200	236
Cook County IL GO	6.229%	11/15/34	50	62
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	133
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	60
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	150	200
Dallas TX Independent School District GO	6.450%	2/15/35	100	110
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	150	169
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	100
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	150	149
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	2.995%	7/1/20	450	453
George Washington University	4.126%	9/15/48	150	150
George Washington University District of
Columbia GO	3.485%	9/15/22	200	202
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	250	311
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	185
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	90
Houston TX GO	6.290%	3/1/32	140	163
Illinois GO	4.950%	6/1/23	400	413
Illinois GO	5.100%	6/1/33	1,200	1,125
Illinois GO	7.350%	7/1/35	300	327
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	64
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	150	157
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	100	109

	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	25	27
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	100	145
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	100	149
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	238
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	155
	Los Angeles CA Unified School District GO	6.758%	7/1/34	200	268
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	75	92
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	75
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	50	65
	Massachusetts GO	4.200%	12/1/21	125	130
	Massachusetts GO	5.456%	12/1/39	150	185
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	100	123
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	50	64
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	68
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	126
	Mississippi GO	5.245%	11/1/34	50	59
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	100	97
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	50	59
15	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	225	278
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	100	105
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	400	509
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	147
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	573
	New York City NY GO	6.246%	6/1/35	25	27
	New York City NY GO	5.517%	10/1/37	50	62
	New York City NY GO	6.271%	12/1/37	100	134
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	50	65
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	50	67
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	50	67

	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	100	126
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	175	233
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	182
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	124
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	93
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	603
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	62
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	100	121
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	179
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	100	147
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	117
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	100
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	109
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	83
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	187
	Oregon GO	5.762%	6/1/23	181	197
	Oregon GO	5.892%	6/1/27	75	89
16	Oregon School Boards Association GO	5.528%	6/30/28	50	56
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	50	54
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	50	63
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	75	93
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	250	298
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	100	110
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	100	117
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	550	602
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	100	118
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	225	266
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	100	92
	Princeton University New Jersey GO	5.700%	3/1/39	200	260

Regents of the University of California
Revenue	3.063%	7/1/25	100	99
Regional Transportation District of
Colorado Sales Tax Revenue	5.844%	11/1/50	100	131
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	50	60
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	75	72
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	50	49
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	150	174
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	163
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	160
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	137
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	146
San Jose California Redevelopment
Agency Successor Agency Tax
Allocation	3.375%	8/1/34	100	97
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	240
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	100	94
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	100	135
Texas GO	5.517%	4/1/39	50	64
Texas Transportation Commission
Revenue	5.178%	4/1/30	175	205
Texas Transportation Commission
Revenue	4.631%	4/1/33	350	393
Texas Transportation Commission
Revenue	4.681%	4/1/40	50	58
University of California Regents Medical
Center Revenue	6.548%	5/15/48	250	343
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	68
University of California Revenue	6.270%	5/15/31	500	521
University of California Revenue	5.946%	5/15/45	175	223
University of Southern California GO	5.250%	10/1/11	100	118
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	50	48
University of Texas Revenue	3.354%	8/15/47	50	48
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	25	26
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	100	119
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	75	86
University of Virginia Revenue	4.179%	9/1/17	50	50
Utah GO	4.554%	7/1/24	50	53
Utah GO	3.539%	7/1/25	50	51
Washington GO	5.140%	8/1/40	150	180
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	256

Wisconsin General Fund Annual
Appropriation Revenue	3.154%	5/1/27	100	98
16 Wisconsin GO	5.700%	5/1/26	75	85
Total Taxable Municipal Bonds (Cost $23,422)				26,519

			Shares
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
17 Vanguard Market Liquidity Fund (Cost
$113,858)	1.775%		1,138,646	113,865
Total Investments (102.8%) (Cost $3,547,980)				3,520,420
Other Assets and Liabilities-Net (-2.8%)				(94,317)
Net Assets (100%)				3,426,103

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2018.
6 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
7 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $24,907,000, representing 0.7% of net assets.
10 Guaranteed by the Government of Canada.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Republic of Austria.
14 Guaranteed by the Republic of the Philippines.
15 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have

Vanguard Total Bond Market Index Portfolio

been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for

Vanguard Total Bond Market Index Portfolio

financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments for Quarterlies.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,162,851	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	90,039	—
Corporate Bonds	—	954,955	—
Sovereign Bonds	—	172,191	—
Taxable Municipal Bonds	—	26,519	—
Temporary Cash Investments	113,865	—	—
Total	113,865	3,406,555	—

E. At March 31, 2018, the cost of investment securities for tax purposes was $3,549,866,000. Net unrealized depreciation of investment securities for tax purposes was $29,446,000, consisting of unrealized gains of $38,240,000 on securities that had risen in value since their purchase and $67,686,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (64.8%)
Consumer Discretionary (3.7%)
Comcast Corp. Class A	1,140,670	38,977
Lowe's Cos. Inc.	152,727	13,402
CBS Corp. Class B	257,266	13,221
Ford Motor Co.	1,104,730	12,240
TJX Cos. Inc.	146,699	11,965
Hilton Worldwide Holdings Inc.	132,486	10,434
Volkswagen AG Preference Shares	28,149	5,599
		105,838
Consumer Staples (4.8%)
PepsiCo Inc.	232,443	25,371
Unilever NV	370,991	20,971
CVS Health Corp.	288,114	17,924
Philip Morris International Inc.	165,572	16,458
Costco Wholesale Corp.	84,992	16,015
Diageo plc	473,245	16,010
Walgreens Boots Alliance Inc.	175,937	11,519
Sysco Corp.	127,107	7,621
British American Tobacco plc	72,569	4,213
		136,102
Energy (5.5%)
Chevron Corp.	427,548	48,757
TOTAL SA	504,945	28,698
ConocoPhillips	360,592	21,379
Suncor Energy Inc.	543,563	18,771
BP plc	1,752,552	11,801
Halliburton Co.	197,200	9,256
Hess Corp.	178,262	9,024
Kinder Morgan Inc.	501,452	7,552
Exxon Mobil Corp.	35,289	2,633
		157,871
Financials (16.0%)
JPMorgan Chase & Co.	589,471	64,824
Bank of America Corp.	2,068,714	62,041
PNC Financial Services Group Inc.	260,607	39,414
Chubb Ltd.	282,225	38,600
Prudential Financial Inc.	363,252	37,615
Northern Trust Corp.	206,749	21,322
BlackRock Inc.	37,129	20,114
Intercontinental Exchange Inc.	275,769	19,999
Citigroup Inc.	289,392	19,534
American International Group Inc.	349,834	19,038
Mitsubishi UFJ Financial Group Inc.	2,578,430	17,113
MetLife Inc.	316,671	14,532
Bank of Nova Scotia	234,336	14,459
Marsh & McLennan Cos. Inc.	161,501	13,338
BNP Paribas SA	151,802	11,255
Hartford Financial Services Group Inc.	191,840	9,884
Tokio Marine Holdings Inc.	185,370	8,443

UBS Group AG	465,045	8,213
ING Groep NV	460,069	7,770
*Zurich Insurance Group AG	16,521	5,421
*Brighthouse Financial Inc.	23,819	1,224
		454,153
Health Care (8.4%)
Bristol-Myers Squibb Co.	658,819	41,670
AstraZeneca plc ADR	918,109	32,106
Medtronic plc	318,420	25,544
Pfizer Inc.	661,667	23,483
UnitedHealth Group Inc.	105,928	22,669
Merck & Co. Inc.	414,522	22,579
Novartis AG	230,279	18,630
Eli Lilly & Co.	211,473	16,362
Cardinal Health Inc.	240,578	15,080
Abbott Laboratories	234,936	14,077
HCA Healthcare Inc.	41,755	4,050
*Regeneron Pharmaceuticals Inc.	9,346	3,218
		239,468
Industrials (6.8%)
United Parcel Service Inc. Class B	298,857	31,278
Caterpillar Inc.	120,453	17,752
Union Pacific Corp.	131,615	17,693
Schneider Electric SE	196,894	17,319
BAE Systems plc	1,661,430	13,572
ABB Ltd. ADR	518,934	12,320
Eaton Corp. plc	146,714	11,724
Johnson Controls International plc	331,930	11,697
Lockheed Martin Corp.	34,565	11,681
Airbus SE	93,678	10,839
Canadian Pacific Railway Ltd.	60,017	10,593
Honeywell International Inc.	60,856	8,794
Siemens AG	61,459	7,839
United Technologies Corp.	59,269	7,457
Canadian National Railway Co.	25,000	1,828
		192,386
Information Technology (11.4%)
Microsoft Corp.	797,290	72,769
Intel Corp.	1,015,274	52,875
* Alphabet Inc. Class A	49,435	51,271
Cisco Systems Inc.	588,849	25,256
Apple Inc.	146,975	24,659
International Business Machines Corp.	128,646	19,738
Accenture plc Class A	104,354	16,018
Texas Instruments Inc.	142,766	14,832
* eBay Inc.	349,048	14,046
HP Inc.	633,971	13,897
QUALCOMM Inc.	231,576	12,832
Samsung Electronics Co. Ltd. GDR	5,273	6,056
		324,249
Materials (1.7%)
International Paper Co.	294,412	15,731
BHP Billiton plc	781,408	15,414
* Linde AG- Tender Line	49,817	10,487
LyondellBasell Industries NV Class A	59,755	6,315
Linde AG	6,852	1,376

Praxair Inc.			1,400	202
				49,525
Real Estate (1.4%)
American Tower Corp.			145,929	21,209
Simon Property Group Inc.			100,183	15,463
AvalonBay Communities Inc.			16,772	2,759
				39,431
Telecommunication Services (2.3%)
Verizon Communications Inc.			1,127,804	53,931
AT&T Inc.			365,377	13,026
				66,957
Utilities (2.8%)
NextEra Energy Inc.			193,362	31,582
Dominion Energy Inc.			341,361	23,018
Exelon Corp.			428,268	16,707
Iberdrola SA			1,025,154	7,540
				78,847
Total Common Stocks (Cost $1,395,165)				1,844,827
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (6.5%)
U.S. Government Securities (6.4%)
United States Treasury Note/Bond	1.250%	8/31/19	21,750	21,458
United States Treasury Note/Bond	1.750%	9/30/19	13,000	12,909
United States Treasury Note/Bond	1.875%	12/31/19	5,000	4,967
United States Treasury Note/Bond	1.375%	2/15/20	1,300	1,278
United States Treasury Note/Bond	1.375%	2/29/20	2,130	2,094
United States Treasury Note/Bond	2.250%	2/29/20	37,000	36,983
United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,796
United States Treasury Note/Bond	1.500%	8/15/20	4,250	4,169
United States Treasury Note/Bond	1.250%	3/31/21	3,000	2,900
United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,387
United States Treasury Note/Bond	2.125%	12/31/22	7,700	7,550
United States Treasury Note/Bond	2.000%	2/15/25	11,180	10,689
United States Treasury Note/Bond	2.000%	8/15/25	4,305	4,100
United States Treasury Note/Bond	2.375%	5/15/27	750	727
United States Treasury Note/Bond	2.250%	8/15/27	700	671
United States Treasury Note/Bond	2.250%	11/15/27	15,700	15,028
United States Treasury Note/Bond	2.750%	2/15/28	6,500	6,498
United States Treasury Note/Bond	2.875%	5/15/43	6,738	6,625
United States Treasury Note/Bond	3.375%	5/15/44	4,410	4,731
United States Treasury Note/Bond	3.125%	8/15/44	1,740	1,787
United States Treasury Note/Bond	2.500%	2/15/45	2,610	2,377
United States Treasury Note/Bond	2.875%	8/15/45	1,910	1,871
United States Treasury Note/Bond	2.500%	5/15/46	595	540
United States Treasury Note/Bond	2.250%	8/15/46	5,168	4,438
United States Treasury Note/Bond	2.875%	11/15/46	930	910
United States Treasury Note/Bond	3.000%	2/15/47	5,640	5,655
United States Treasury Note/Bond	3.000%	5/15/47	340	341
United States Treasury Note/Bond	2.750%	8/15/47	6,395	6,096
United States Treasury Note/Bond	2.750%	11/15/47	2,225	2,121
United States Treasury Strip Principal	0.000%	5/15/47	4,910	2,033
United States Treasury Strip Principal	0.000%	8/15/47	6,835	2,808
				180,537

Conventional Mortgage-Backed Securities (0.0%)
1,2	Freddie Mac Gold Pool	4.000%	9/1/41	6	6
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	93	107
1	Ginnie Mae I Pool	8.000%	9/15/30	51	53
					166
Nonconventional Mortgage-Backed Securities (0.1%)
1,2	Fannie Mae REMICS	3.500%	4/25/31	245	249
1,2	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	470	485
1,2	Freddie Mac REMICS	3.500%	3/15/31	145	148
1,2	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,682	2,795
					3,677
Total U.S. Government and Agency Obligations (Cost $186,510)					184,380
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
1	Ally Auto Receivables Trust 2018-1	1.750%	2/15/19	945	946
3	American Tower Trust I	3.070%	3/15/23	1,100	1,087
1,3,4	Apidos CLO XVII	3.041%	4/17/26	1,295	1,297
1,3,4	Ares XXIX CLO Ltd.	2.912%	4/17/26	1,195	1,196
1,3,4	Atlas Senior Loan Fund X Ltd.	2.796%	1/15/31	250	251
1,3,4	Avery Point IV CLO Ltd.	2.845%	4/25/26	1,190	1,191
3	Bank of Montreal	2.500%	1/11/22	1,700	1,673
1,3,4	BlueMountain CLO 2014-1 Ltd.	3.027%	4/30/26	725	725
1	BMW Vehicle Owner Trust	1.650%	1/25/19	528	528
1,3	Capital Auto Receivables Asset Trust 2018-1	2.100%	3/20/19	1,015	1,015
1,3,5	CARDS II Trust	2.147%	4/18/22	495	495
1,3,5	CARDS II Trust 2016-1A	2.477%	7/15/21	365	366
1	CarMax Auto Owner Trust	1.700%	2/15/19	798	798
1,3,4	Cent CLO 20 Ltd.	2.845%	1/25/26	1,295	1,298
1,3,4	Cent CLO 21 Ltd.	2.970%	7/27/26	415	416
1,3,4	Cent CLO 22 Ltd.	3.203%	11/7/26	930	931
1,3	Chesapeake Funding II LLC	1.990%	5/15/29	266	263
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	479
1,3	Daimler Trucks Retail Trust 2018-1	2.200%	4/15/19	700	700
3	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,290
1,3,4	Dryden 31 Senior Loan Fund	2.814%	4/18/26	1,160	1,162
1,3	Enterprise Fleet Financing LLC	2.150%	3/20/19	844	844
1,3	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	182	181
1,3	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	840	840
1,3,6	Evergreen Credit Card Trust Series 2016-1	2.950%	3/15/23	1,400	1,400
1,3	GM Financial Consumer Automobile 2017-1	1.510%	3/16/20	394	392
1	Honda Auto Receivables 2018-1 Owner
	Trust	1.900%	3/15/19	837	837
1,3	Hyundai Auto Lease Securitization Trust
	2018-A	1.950%	3/15/19	315	315
1,3	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	575	574
1	John Deere Owner Trust 2018	1.950%	3/15/19	997	997
1,7	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.319%	4/15/41	11	11
1,3,4	Limerock CLO II Ltd.	3.034%	4/18/26	1,298	1,300
1,3,4	Madison Park Funding XII Ltd.	3.005%	7/20/26	920	920
1,3,4	Madison Park Funding XIII Ltd.	2.849%	1/19/25	745	745
1,3,5	Master Credit Card Trust II Series 2018-1A	2.331%	7/22/24	1,000	1,003
1,3,5	Mercedes-Benz Master Owner Trust 2016-B	2.477%	5/17/21	370	372
1,3	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	180	179

1	Nissan Auto Receivables 2018-A Owner
	Trust	1.900%	3/15/19	270	270
1,3	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	755	750
1,3	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	733	738
1,3	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	273	269
1	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	50	50
1	Santander Drive Auto Receivables Trust
	2018-1	1.830%	2/15/19	731	731
1,3	Santander Retail Auto Lease Trust 2018-A	2.200%	3/20/19	333	333
3	SBA Tower Trust	2.898%	10/8/19	1,205	1,200
1,3,4	Seneca Park CLO Ltd. 2014-1	2.851%	7/17/26	680	681
1,3	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	700	686
1,3,4	Shackleton 2014-VI CLO	2.891%	7/17/26	660	660
1,3	Springleaf Funding Trust	3.160%	11/15/24	1,214	1,215
1,3	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	589
1,3,4	Symphony CLO XIV Ltd.	3.002%	7/14/26	1,125	1,126
1,3,4	Thacher Park CLO Ltd.	2.905%	10/20/26	505	505
3	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,067
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	213
1,3	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	490	497
1,3,4	Voya CLO 2014-1 Ltd.	3.064%	4/18/26	525	525

1,3,4, Voya CLO 2014-1 Ltd.
6		3.345%	4/18/31	515	515
1,3	Westlake Automobile Receivables Trust
	2018-1	1.750%	2/15/19	335	335
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $43,071)					42,972
Corporate Bonds (21.0%)
Finance (8.3%)
	Banking (6.9%)
3	ABN AMRO Bank NV	2.450%	6/4/20	623	614
	American Express Co.	1.550%	5/22/18	1,635	1,633
	American Express Credit Corp.	2.125%	7/27/18	1,235	1,234
	American Express Credit Corp.	2.250%	8/15/19	800	796
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,472
	Banco Santander SA	3.125%	2/23/23	800	776
	Bank of America Corp.	6.875%	4/25/18	1,250	1,253
	Bank of America Corp.	3.300%	1/11/23	120	119
1	Bank of America Corp.	2.816%	7/21/23	1,645	1,601
1,3	Bank of America Corp.	3.004%	12/20/23	3,408	3,330
	Bank of America Corp.	4.000%	1/22/25	875	872
1	Bank of America Corp.	3.593%	7/21/28	1,025	990
1,3	Bank of America Corp.	3.419%	12/20/28	512	490
	Bank of America Corp.	5.875%	2/7/42	260	323
	Bank of America Corp.	5.000%	1/21/44	1,000	1,117
	Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,559
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	431
4	Bank of New York Mellon Corp.	2.817%	10/30/23	1,145	1,161
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	694
	Bank of Nova Scotia	2.050%	10/30/18	1,600	1,596
	Bank of Nova Scotia	2.800%	7/21/21	750	745
3	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,186
	Barclays Bank plc	5.140%	10/14/20	160	165
	Barclays plc	3.684%	1/10/23	700	693

	BB&T Corp.	2.750%	4/1/22	1,700	1,664
	BNP Paribas SA	2.400%	12/12/18	1,300	1,300
3	BNP Paribas SA	2.950%	5/23/22	620	608
	BNP Paribas SA	3.250%	3/3/23	305	303
3	BNP Paribas SA	3.800%	1/10/24	1,170	1,168
3	BNP Paribas SA	3.375%	1/9/25	1,775	1,715
3	BNP Paribas SA	3.500%	11/16/27	2,250	2,146
	BPCE SA	2.500%	12/10/18	220	220
	BPCE SA	2.500%	7/15/19	1,400	1,393
3	BPCE SA	3.000%	5/22/22	255	250
3	BPCE SA	5.700%	10/22/23	270	289
	BPCE SA	4.000%	4/15/24	775	784
3	BPCE SA	5.150%	7/21/24	1,260	1,315
3	BPCE SA	3.500%	10/23/27	1,780	1,682
	Branch Banking & Trust Co.	2.625%	1/15/22	1,250	1,220
4	Canadian Imperial Bank of Commerce	2.865%	6/16/22	1,565	1,573
	Capital One Bank USA NA	2.150%	11/21/18	1,215	1,211
	Capital One Financial Corp.	2.500%	5/12/20	500	492
	Capital One Financial Corp.	4.750%	7/15/21	400	417
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,300
	Capital One Financial Corp.	3.200%	2/5/25	1,050	1,007
	Capital One Financial Corp.	4.200%	10/29/25	310	307
	Citigroup Inc.	1.750%	5/1/18	500	500
	Citigroup Inc.	2.500%	9/26/18	500	500
	Citigroup Inc.	2.550%	4/8/19	1,800	1,796
	Citigroup Inc.	2.500%	7/29/19	965	961
	Citigroup Inc.	2.400%	2/18/20	800	791
	Citigroup Inc.	4.500%	1/14/22	1,975	2,046
1	Citigroup Inc.	3.520%	10/27/28	1,975	1,906
	Citigroup Inc.	6.625%	6/15/32	2,000	2,434
1	Citigroup Inc.	3.878%	1/24/39	1,025	986
	Citigroup Inc.	8.125%	7/15/39	101	153
	Citigroup Inc.	4.750%	5/18/46	420	423
	Compass Bank	2.750%	9/29/19	375	373
	Cooperatieve Rabobank UA	2.250%	1/14/19	1,350	1,345
3	Credit Agricole SA	2.500%	4/15/19	1,460	1,455
3	Credit Agricole SA	3.250%	10/4/24	840	806
	Credit Suisse AG	2.300%	5/28/19	2,845	2,827
	Credit Suisse AG	3.000%	10/29/21	735	727
	Credit Suisse AG	3.625%	9/9/24	250	248
3	Credit Suisse Group AG	3.574%	1/9/23	550	546
1,3	Credit Suisse Group AG	3.869%	1/12/29	305	294
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,341
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,595	1,557
3	Danske Bank A/S	2.000%	9/8/21	1,120	1,073
	Deutsche Bank AG	2.500%	2/13/19	270	269
	Deutsche Bank AG	2.700%	7/13/20	660	647
	Deutsche Bank AG	3.150%	1/22/21	1,425	1,405
	Deutsche Bank AG	4.250%	10/14/21	1,215	1,232
	Fifth Third Bank	2.875%	10/1/21	425	420
	Fifth Third Bank	3.850%	3/15/26	830	818
	Goldman Sachs Group Inc.	5.375%	3/15/20	405	422
	Goldman Sachs Group Inc.	2.600%	4/23/20	170	168
	Goldman Sachs Group Inc.	6.000%	6/15/20	3,350	3,543
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	916
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	389
1	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,757

	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	1,986
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,157
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,921
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	728
1	Goldman Sachs Group Inc.	3.691%	6/5/28	810	789
1	Goldman Sachs Group Inc.	3.814%	4/23/29	1,265	1,238
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,043
	Goldman Sachs Group Inc.	4.750%	10/21/45	680	726
3	HSBC Bank plc	4.750%	1/19/21	1,700	1,769
	HSBC Holdings plc	3.400%	3/8/21	1,535	1,544
	HSBC Holdings plc	4.000%	3/30/22	2,395	2,447
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,601
1	HSBC Holdings plc	4.041%	3/13/28	890	888
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,239
	HSBC Holdings plc	6.100%	1/14/42	375	484
	HSBC Holdings plc	5.250%	3/14/44	440	481
	HSBC USA Inc.	2.350%	3/5/20	2,775	2,735
	HSBC USA Inc.	3.500%	6/23/24	620	617
	Huntington Bancshares Inc.	3.150%	3/14/21	800	795
	Huntington National Bank	2.200%	4/1/19	560	556
	Huntington National Bank	2.400%	4/1/20	1,160	1,146
	ING Groep NV	3.150%	3/29/22	365	360
	ING Groep NV	3.950%	3/29/27	820	811
	JPMorgan Chase & Co.	6.300%	4/23/19	465	482
	JPMorgan Chase & Co.	4.950%	3/25/20	650	674
	JPMorgan Chase & Co.	4.350%	8/15/21	4,862	5,029
	JPMorgan Chase & Co.	4.500%	1/24/22	495	514
	JPMorgan Chase & Co.	3.250%	9/23/22	970	964
	JPMorgan Chase & Co.	3.375%	5/1/23	875	861
	JPMorgan Chase & Co.	3.875%	2/1/24	800	814
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,288
	JPMorgan Chase & Co.	4.125%	12/15/26	765	765
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,312
	JPMorgan Chase & Co.	5.400%	1/6/42	750	887
1	JPMorgan Chase & Co.	3.964%	11/15/48	5,550	5,329
3	Macquarie Bank Ltd.	2.400%	1/21/20	330	326
1,3	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,377
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	487
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	667
	Morgan Stanley	2.125%	4/25/18	1,375	1,375
	Morgan Stanley	2.500%	1/24/19	2,500	2,494
	Morgan Stanley	5.625%	9/23/19	645	669
	Morgan Stanley	5.750%	1/25/21	1,740	1,854
	Morgan Stanley	2.500%	4/21/21	1,175	1,149
	Morgan Stanley	2.625%	11/17/21	800	781
	Morgan Stanley	2.750%	5/19/22	1,710	1,665
	Morgan Stanley	3.700%	10/23/24	750	744
	Morgan Stanley	3.125%	7/27/26	1,345	1,264
	Morgan Stanley	6.250%	8/9/26	3,000	3,490
	Morgan Stanley	3.625%	1/20/27	1,250	1,221
1	Morgan Stanley	3.772%	1/24/29	1,560	1,535
	Morgan Stanley	4.300%	1/27/45	850	853
	National City Corp.	6.875%	5/15/19	1,000	1,044
3	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,473
	Northern Trust Corp.	3.450%	11/4/20	255	259
	PNC Bank NA	3.300%	10/30/24	460	457
	PNC Bank NA	2.950%	2/23/25	1,105	1,063

	PNC Bank NA	4.200%	11/1/25	255	263
	PNC Bank NA	3.100%	10/25/27	1,165	1,108
	PNC Bank NA	3.250%	1/22/28	1,675	1,608
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	589
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,176
	Santander Holdings USA Inc.	2.700%	5/24/19	433	432
	Santander Holdings USA Inc.	2.650%	4/17/20	580	574
	Santander Holdings USA Inc.	3.700%	3/28/22	915	918
	Santander Holdings USA Inc.	3.400%	1/18/23	605	591
3	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,579
3	Societe Generale SA	3.250%	1/12/22	1,515	1,497
1	State Street Corp.	2.653%	5/15/23	840	820
	SunTrust Bank	3.300%	5/15/26	340	324
	Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,002
	Synchrony Financial	3.000%	8/15/19	1,055	1,051
	Synchrony Financial	2.700%	2/3/20	1,605	1,587
	Toronto-Dominion Bank	2.500%	12/14/20	985	971
3	UBS AG	2.200%	6/8/20	750	735
3	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,152
3	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,212
	US Bancorp	2.625%	1/24/22	1,305	1,285
	US Bancorp	3.700%	1/30/24	1,560	1,586
	Wachovia Corp.	7.500%	4/15/35	1,000	1,313
	Wells Fargo & Co.	2.150%	1/15/19	2,915	2,904
	Wells Fargo & Co.	3.000%	1/22/21	505	502
	Wells Fargo & Co.	3.500%	3/8/22	640	641
	Wells Fargo & Co.	3.069%	1/24/23	195	191
	Wells Fargo & Co.	3.450%	2/13/23	735	723
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,235
	Wells Fargo & Co.	3.000%	2/19/25	890	848
	Wells Fargo & Co.	3.550%	9/29/25	860	844
	Wells Fargo & Co.	3.000%	4/22/26	1,045	979
	Wells Fargo & Co.	4.100%	6/3/26	340	337
	Wells Fargo & Co.	3.000%	10/23/26	170	159
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,589
	Wells Fargo & Co.	4.900%	11/17/45	515	536
	Wells Fargo & Co.	4.750%	12/7/46	620	632
	Westpac Banking Corp.	2.300%	5/26/20	630	620

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	319
	Charles Schwab Corp.	3.200%	3/2/27	545	529

	Finance Companies (0.2%)
	GE Capital International Funding Co.
	Unlimited Co.	4.418%	11/15/35	4,955	4,820

	Insurance (1.1%)
	Aetna Inc.	2.800%	6/15/23	680	651
1,4	Allstate Corp.	3.774%	5/15/67	855	842
	Anthem Inc.	2.300%	7/15/18	375	375
	Anthem Inc.	3.125%	5/15/22	1,610	1,593
	Anthem Inc.	3.300%	1/15/23	1,100	1,087
	Anthem Inc.	4.101%	3/1/28	1,140	1,142
	Anthem Inc.	4.650%	8/15/44	426	433
	Anthem Inc.	4.375%	12/1/47	270	264
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,032

	Berkshire Hathaway Inc.	3.125%	3/15/26	715	694
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	167
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	554
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	851
	Cigna Corp.	3.250%	4/15/25	880	840
	CNA Financial Corp.	3.950%	5/15/24	135	136
3	Five Corners Funding Trust	4.419%	11/15/23	210	218
3	Liberty Mutual Group Inc.	4.250%	6/15/23	360	368
	Loews Corp.	2.625%	5/15/23	440	424
1,3	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,349
	MetLife Inc.	3.600%	4/10/24	580	580
	MetLife Inc.	4.125%	8/13/42	145	140
	MetLife Inc.	4.875%	11/13/43	530	573
3	Metropolitan Life Global Funding I	1.875%	6/22/18	950	949
3	Metropolitan Life Global Funding I	2.650%	4/8/22	340	333
3	Metropolitan Life Global Funding I	3.450%	12/18/26	640	625
3	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,096
3	New York Life Global Funding	2.900%	1/17/24	810	794
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,596
3	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	613
3	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	875	959
3	Teachers Insurance & Annuity Association of
	America	4.270%	5/15/47	1,145	1,136
	UnitedHealth Group Inc.	3.875%	10/15/20	601	616
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,154
	UnitedHealth Group Inc.	3.100%	3/15/26	430	415
	UnitedHealth Group Inc.	4.625%	7/15/35	600	655
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,623
	UnitedHealth Group Inc.	4.750%	7/15/45	760	831
	UnitedHealth Group Inc.	4.200%	1/15/47	215	216

	Other Finance (0.0%)
3	LeasePlan Corp. NV	2.875%	1/22/19	970	968

	Real Estate Investment Trusts (0.1%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	527
	Boston Properties LP	3.125%	9/1/23	355	347
	Boston Properties LP	3.800%	2/1/24	45	45
	Realty Income Corp.	4.650%	8/1/23	640	670
	Simon Property Group LP	3.750%	2/1/24	90	92
	Simon Property Group LP	3.375%	10/1/24	275	271
3	WEA Finance LLC / Westfield UK & Europe
	Finance plc	2.700%	9/17/19	1,330	1,327
					235,494
Industrial (10.1%)
	Basic Industry (0.0%)
	International Paper Co.	4.350%	8/15/48	705	664

	Capital Goods (0.7%)
3	BAE Systems Holdings Inc.	2.850%	12/15/20	160	159
3	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,090
	Boeing Co.	5.875%	2/15/40	175	223
	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,318
	Caterpillar Inc.	3.900%	5/27/21	1,170	1,201
	Caterpillar Inc.	2.600%	6/26/22	705	689

Caterpillar Inc.	3.400%	5/15/24	810	810
General Dynamics Corp.	3.875%	7/15/21	355	364
General Electric Co.	2.700%	10/9/22	210	203
General Electric Co.	3.100%	1/9/23	360	352
Honeywell International Inc.	4.250%	3/1/21	1,002	1,039
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,320
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,462
John Deere Capital Corp.	1.700%	1/15/20	520	512
John Deere Capital Corp.	3.450%	3/13/25	1,200	1,200
Lockheed Martin Corp.	2.900%	3/1/25	610	583
Lockheed Martin Corp.	4.500%	5/15/36	211	223
Lockheed Martin Corp.	4.700%	5/15/46	376	407
Lockheed Martin Corp.	4.090%	9/15/52	144	139
Parker-Hannifin Corp.	4.450%	11/21/44	450	480
3 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,045
3 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,672
3 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	853
United Technologies Corp.	3.100%	6/1/22	535	531
United Technologies Corp.	6.050%	6/1/36	675	816
United Technologies Corp.	4.500%	6/1/42	325	328

Communication (1.4%)
21st Century Fox America Inc.	3.000%	9/15/22	245	242
America Movil SAB de CV	3.125%	7/16/22	1,880	1,853
America Movil SAB de CV	6.125%	3/30/40	390	469
American Tower Corp.	3.450%	9/15/21	1,125	1,126
American Tower Corp.	5.000%	2/15/24	220	232
American Tower Corp.	4.400%	2/15/26	450	455
AT&T Inc.	5.600%	5/15/18	1,000	1,004
AT&T Inc.	5.200%	3/15/20	255	265
AT&T Inc.	2.450%	6/30/20	225	222
AT&T Inc.	4.600%	2/15/21	100	104
AT&T Inc.	4.500%	3/9/48	602	561
CBS Corp.	4.300%	2/15/21	675	693
Comcast Corp.	3.600%	3/1/24	2,900	2,912
Comcast Corp.	3.375%	2/15/25	70	69
Comcast Corp.	2.350%	1/15/27	540	483
Comcast Corp.	4.250%	1/15/33	1,032	1,064
Comcast Corp.	4.200%	8/15/34	730	734
Comcast Corp.	5.650%	6/15/35	110	129
Comcast Corp.	4.400%	8/15/35	877	901
Comcast Corp.	6.500%	11/15/35	115	146
Comcast Corp.	6.400%	5/15/38	27	34
Comcast Corp.	4.650%	7/15/42	1,290	1,344
Comcast Corp.	4.500%	1/15/43	500	510
Comcast Corp.	4.750%	3/1/44	525	550
Comcast Corp.	4.600%	8/15/45	1,110	1,146
Comcast Corp.	3.969%	11/1/47	252	238
Comcast Corp.	4.000%	3/1/48	220	208
Comcast Corp.	3.999%	11/1/49	227	212
Comcast Corp.	4.049%	11/1/52	127	118
3 Cox Communications Inc.	4.800%	2/1/35	1,540	1,487
3 Cox Communications Inc.	6.450%	12/1/36	45	51
3 Cox Communications Inc.	4.600%	8/15/47	125	118
Discovery Communications LLC	5.625%	8/15/19	49	51
3 GTP Acquisition Partners I LLC	2.350%	6/15/20	580	570
3 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,512

	NBCUniversal Media LLC	4.375%	4/1/21	600	622
	NBCUniversal Media LLC	2.875%	1/15/23	240	235
	NBCUniversal Media LLC	4.450%	1/15/43	75	76
	Orange SA	4.125%	9/14/21	1,740	1,801
	Orange SA	9.000%	3/1/31	530	772
3	SBA Tower Trust	3.168%	4/11/22	1,330	1,325
3	Sky plc	2.625%	9/16/19	975	970
3	Sky plc	3.750%	9/16/24	1,435	1,457
1,3	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,300	1,306
	Time Warner Cable LLC	8.750%	2/14/19	25	26
	Time Warner Cable LLC	8.250%	4/1/19	364	382
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	113
	Time Warner Inc.	4.875%	3/15/20	700	724
	Time Warner Inc.	4.750%	3/29/21	350	364
	Time Warner Inc.	3.600%	7/15/25	625	607
	Verizon Communications Inc.	3.500%	11/1/21	1,040	1,048
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,455
	Verizon Communications Inc.	4.750%	11/1/41	290	290
	Verizon Communications Inc.	4.862%	8/21/46	1,151	1,155
	Verizon Communications Inc.	5.012%	4/15/49	1,133	1,164
	Walt Disney Co.	4.125%	6/1/44	560	579

	Consumer Cyclical (1.1%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,055
	Alibaba Group Holding Ltd.	3.400%	12/6/27	1,750	1,655
	Amazon.com Inc.	2.500%	11/29/22	885	864
3	Amazon.com Inc.	2.800%	8/22/24	715	691
	Amazon.com Inc.	4.800%	12/5/34	995	1,100
	Amazon.com Inc.	4.950%	12/5/44	580	651
3	Amazon.com Inc.	4.250%	8/22/57	1,385	1,377
	American Honda Finance Corp.	2.125%	10/10/18	1,110	1,107
	AutoZone Inc.	3.700%	4/15/22	1,371	1,385
	AutoZone Inc.	3.125%	7/15/23	600	593
3	BMW US Capital LLC	2.000%	4/11/21	585	567
3	BMW US Capital LLC	2.250%	9/15/23	2,500	2,361
3	BMW US Capital LLC	2.800%	4/11/26	151	143
3	Daimler Finance North America LLC	2.375%	8/1/18	900	900
3	Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,562
3	Daimler Finance North America LLC	2.200%	5/5/20	470	461
3	Daimler Finance North America LLC	2.450%	5/18/20	155	153
3	Daimler Finance North America LLC	2.300%	2/12/21	945	921
3	Daimler Finance North America LLC	3.250%	8/1/24	160	157
	Ford Motor Co.	4.346%	12/8/26	1,225	1,208
	Ford Motor Credit Co. LLC	2.375%	3/12/19	900	895
	Ford Motor Credit Co. LLC	3.157%	8/4/20	710	706
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,555
	Home Depot Inc.	2.250%	9/10/18	975	975
	Home Depot Inc.	2.700%	4/1/23	720	706
	Home Depot Inc.	4.400%	3/15/45	780	836
3	Hyundai Capital America	2.550%	4/3/20	790	777
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,244
	Lowe's Cos. Inc.	6.500%	3/15/29	334	411
	McDonald's Corp.	2.625%	1/15/22	195	192
	McDonald's Corp.	3.250%	6/10/24	140	139
	McDonald's Corp.	4.875%	12/9/45	260	281
3	Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	585

3 Volkswagen Group of America Finance LLC	2.450%	11/20/19	440	435
Walmart Inc.	2.550%	4/11/23	1,250	1,221
Walmart Inc.	3.625%	12/15/47	380	368

Consumer Noncyclical (3.5%)
Allergan Funding SCS	3.000%	3/12/20	1,121	1,114
Allergan Funding SCS	3.450%	3/15/22	450	446
Allergan Funding SCS	3.800%	3/15/25	1,125	1,104
Allergan Funding SCS	4.550%	3/15/35	270	263
Allergan Funding SCS	4.850%	6/15/44	450	443
Allergan Funding SCS	4.750%	3/15/45	550	538
Altria Group Inc.	4.750%	5/5/21	590	616
Altria Group Inc.	2.850%	8/9/22	455	445
Altria Group Inc.	4.500%	5/2/43	245	247
AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,317
Amgen Inc.	3.875%	11/15/21	310	317
Amgen Inc.	5.150%	11/15/41	945	1,043
Amgen Inc.	4.663%	6/15/51	325	335
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,000	2,001
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	1,805	1,786
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,990	4,218
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,640	2,842
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	400	408
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,780	3,668
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	635	647
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	474
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	407
Ascension Health	3.945%	11/15/46	725	731
1 Ascension Health	4.847%	11/15/53	55	63
AstraZeneca plc	1.950%	9/18/19	390	386
AstraZeneca plc	2.375%	11/16/20	1,180	1,163
AstraZeneca plc	6.450%	9/15/37	615	796
3 BAT Capital Corp.	3.557%	8/15/27	1,125	1,076
3 BAT International Finance plc	2.750%	6/15/20	550	545
3 BAT International Finance plc	3.250%	6/7/22	1,480	1,468
3 BAT International Finance plc	3.500%	6/15/22	235	235
3 Bayer US Finance LLC	2.375%	10/8/19	200	199
3 Bayer US Finance LLC	3.000%	10/8/21	1,980	1,957
Biogen Inc.	2.900%	9/15/20	550	547
Cardinal Health Inc.	2.400%	11/15/19	625	621
Cardinal Health Inc.	3.200%	3/15/23	1,065	1,043
Cardinal Health Inc.	3.079%	6/15/24	320	305
Cardinal Health Inc.	3.500%	11/15/24	580	564
Cardinal Health Inc.	4.500%	11/15/44	665	636
3 Cargill Inc.	4.307%	5/14/21	2,092	2,167
3 Cargill Inc.	6.875%	5/1/28	645	798
3 Cargill Inc.	4.760%	11/23/45	635	696
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	255
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	535	520
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	500	515
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	496	459
Celgene Corp.	2.250%	5/15/19	160	159
Celgene Corp.	3.550%	8/15/22	475	474
Coca-Cola Co.	3.300%	9/1/21	300	304
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	506
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	346	345
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	872

Colgate-Palmolive Co.	7.600%	5/19/25	480	615
Constellation Brands Inc.	2.700%	5/9/22	65	63
CVS Health Corp.	2.750%	12/1/22	965	928
CVS Health Corp.	4.875%	7/20/35	315	326
CVS Health Corp.	5.125%	7/20/45	1,380	1,463
CVS Health Corp.	5.050%	3/25/48	615	645
Diageo Capital plc	2.625%	4/29/23	1,230	1,192
Diageo Investment Corp.	2.875%	5/11/22	525	518
Dignity Health California GO	2.637%	11/1/19	140	139
Dignity Health California GO	3.812%	11/1/24	420	421
Eli Lilly & Co.	3.700%	3/1/45	635	619
3 EMD Finance LLC	2.950%	3/19/22	605	596
3 Forest Laboratories Inc.	4.875%	2/15/21	268	277
Gilead Sciences Inc.	2.550%	9/1/20	615	610
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,023
Gilead Sciences Inc.	3.500%	2/1/25	560	559
Gilead Sciences Inc.	4.500%	2/1/45	825	852
Gilead Sciences Inc.	4.750%	3/1/46	195	210
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	377
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,296
3 Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,674
3 Japan Tobacco Inc.	2.100%	7/23/18	545	545
Kaiser Foundation Hospitals	3.500%	4/1/22	560	569
Kaiser Foundation Hospitals	3.150%	5/1/27	490	474
Kaiser Foundation Hospitals	4.875%	4/1/42	365	415
Kraft Heinz Foods Co.	3.000%	6/1/26	530	489
Kraft Heinz Foods Co.	5.000%	7/15/35	230	238
Kraft Heinz Foods Co.	4.375%	6/1/46	1,710	1,557
McKesson Corp.	2.700%	12/15/22	195	188
McKesson Corp.	2.850%	3/15/23	190	183
McKesson Corp.	3.796%	3/15/24	305	304
Medtronic Inc.	1.375%	4/1/18	225	225
Medtronic Inc.	2.500%	3/15/20	935	929
Medtronic Inc.	3.150%	3/15/22	1,690	1,693
Medtronic Inc.	3.625%	3/15/24	270	274
Medtronic Inc.	3.500%	3/15/25	2,196	2,196
Medtronic Inc.	4.375%	3/15/35	249	263
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	310	311
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	405	421
Merck & Co. Inc.	2.350%	2/10/22	790	774
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,158
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,168
Merck & Co. Inc.	4.150%	5/18/43	760	792
Molson Coors Brewing Co.	3.500%	5/1/22	690	693
Molson Coors Brewing Co.	5.000%	5/1/42	160	169
New York & Presbyterian Hospital	4.024%	8/1/45	735	745
Novartis Capital Corp.	3.400%	5/6/24	415	417
Novartis Capital Corp.	4.400%	5/6/44	640	704
Orlando Health Obligated Group	4.089%	10/1/48	115	115
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	50
PepsiCo Inc.	3.125%	11/1/20	330	333
PepsiCo Inc.	2.750%	3/5/22	670	666
PepsiCo Inc.	2.375%	10/6/26	1,945	1,794
PepsiCo Inc.	4.000%	3/5/42	845	849

PepsiCo Inc.	3.450%	10/6/46	1,215	1,118
Pfizer Inc.	3.000%	6/15/23	755	752
Pfizer Inc.	3.000%	12/15/26	1,200	1,161
Philip Morris International Inc.	4.500%	3/26/20	250	258
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,055
Philip Morris International Inc.	2.500%	8/22/22	575	555
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,109
Philip Morris International Inc.	3.375%	8/11/25	424	418
Philip Morris International Inc.	4.875%	11/15/43	145	157
1 Procter & Gamble - Esop	9.360%	1/1/21	654	713
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	490	463
1 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	325	319
3 Roche Holdings Inc.	2.875%	9/29/21	850	848
3 Roche Holdings Inc.	2.375%	1/28/27	1,650	1,515
Sanofi	4.000%	3/29/21	1,130	1,160
3 Sigma Alimentos SA de CV	4.125%	5/2/26	510	491
SSM Health Care Corp.	3.823%	6/1/27	1,000	1,014
Stanford Health Care	3.795%	11/15/48	360	355
Teva Pharmaceutical Finance Netherlands
III BV	2.800%	7/21/23	980	831
The Kroger Co.	3.850%	8/1/23	270	273
The Kroger Co.	4.000%	2/1/24	540	547
The Pepsi Bottling Group Inc.	7.000%	3/1/29	500	655
Unilever Capital Corp.	4.250%	2/10/21	2,805	2,903

Energy (1.3%)
3 BG Energy Capital plc	4.000%	10/15/21	555	570
BP Capital Markets plc	4.750%	3/10/19	795	811
BP Capital Markets plc	2.315%	2/13/20	160	159
BP Capital Markets plc	4.500%	10/1/20	400	418
BP Capital Markets plc	3.062%	3/17/22	1,100	1,096
BP Capital Markets plc	3.245%	5/6/22	650	650
BP Capital Markets plc	2.500%	11/6/22	500	483
BP Capital Markets plc	3.994%	9/26/23	420	433
BP Capital Markets plc	3.814%	2/10/24	1,700	1,732
BP Capital Markets plc	3.506%	3/17/25	1,280	1,279
Chevron Corp.	3.191%	6/24/23	1,235	1,235
ConocoPhillips Co.	3.350%	11/15/24	1,040	1,031
ConocoPhillips Co.	3.350%	5/15/25	245	242
ConocoPhillips Co.	4.950%	3/15/26	115	125
ConocoPhillips Co.	4.300%	11/15/44	1,570	1,611
Devon Energy Corp.	3.250%	5/15/22	495	488
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	468
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,168	1,220
Enterprise Products Operating LLC	4.250%	2/15/48	1,000	973
EOG Resources Inc.	5.625%	6/1/19	425	438
Exxon Mobil Corp.	2.222%	3/1/21	380	375
Exxon Mobil Corp.	2.726%	3/1/23	320	315
Exxon Mobil Corp.	3.043%	3/1/26	225	221
Exxon Mobil Corp.	4.114%	3/1/46	320	337
Halliburton Co.	3.500%	8/1/23	1,980	1,983
Noble Energy Inc.	4.150%	12/15/21	425	433
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,152
Occidental Petroleum Corp.	2.700%	2/15/23	250	244
Occidental Petroleum Corp.	3.400%	4/15/26	790	779

3 Schlumberger Holdings Corp.	3.000%	12/21/20	800	803
3 Schlumberger Investment SA	2.400%	8/1/22	630	608
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,138
Shell International Finance BV	4.375%	3/25/20	800	824
Shell International Finance BV	2.250%	11/10/20	1,600	1,576
Shell International Finance BV	4.125%	5/11/35	1,130	1,165
Shell International Finance BV	5.500%	3/25/40	345	417
Shell International Finance BV	4.375%	5/11/45	2,500	2,644
Suncor Energy Inc.	5.950%	12/1/34	500	601
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,250
Total Capital International SA	2.700%	1/25/23	885	864
Total Capital International SA	3.750%	4/10/24	1,400	1,425
Total Capital SA	2.125%	8/10/18	850	849
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,242
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,355

Other Industrial (0.1%)
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	705
3 SBA Tower Trust	3.448%	3/15/23	705	707

Technology (1.6%)
Apple Inc.	2.850%	5/6/21	1,100	1,100
Apple Inc.	3.000%	2/9/24	620	611
Apple Inc.	3.450%	5/6/24	1,000	1,007
Apple Inc.	2.850%	5/11/24	1,225	1,194
Apple Inc.	2.750%	1/13/25	590	566
Apple Inc.	3.250%	2/23/26	1,020	1,004
Apple Inc.	2.450%	8/4/26	1,170	1,082
Apple Inc.	3.350%	2/9/27	1,545	1,525
Apple Inc.	3.200%	5/11/27	1,065	1,040
Apple Inc.	2.900%	9/12/27	2,250	2,136
Apple Inc.	3.850%	5/4/43	430	423
Apple Inc.	4.450%	5/6/44	120	128
Apple Inc.	3.850%	8/4/46	985	957
Applied Materials Inc.	3.300%	4/1/27	875	859
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	905	889
Cisco Systems Inc.	4.450%	1/15/20	605	624
Cisco Systems Inc.	2.900%	3/4/21	320	321
Cisco Systems Inc.	2.500%	9/20/26	431	402
Intel Corp.	2.875%	5/11/24	800	780
Intel Corp.	4.100%	5/19/46	1,360	1,391
International Business Machines Corp.	3.375%	8/1/23	1,750	1,759
International Business Machines Corp.	5.875%	11/29/32	1,010	1,260
Microsoft Corp.	2.375%	2/12/22	635	623
Microsoft Corp.	3.625%	12/15/23	500	513
Microsoft Corp.	2.875%	2/6/24	1,385	1,359
Microsoft Corp.	2.700%	2/12/25	760	735
Microsoft Corp.	3.125%	11/3/25	845	833
Microsoft Corp.	2.400%	8/8/26	1,890	1,753
Microsoft Corp.	3.500%	2/12/35	605	594
Microsoft Corp.	3.450%	8/8/36	1,725	1,679
Microsoft Corp.	4.100%	2/6/37	1,225	1,296
Microsoft Corp.	4.450%	11/3/45	380	419
Microsoft Corp.	3.700%	8/8/46	1,615	1,590
Microsoft Corp.	4.250%	2/6/47	2,500	2,678
Oracle Corp.	2.800%	7/8/21	375	373

Oracle Corp.	2.500%	5/15/22	1,210	1,179
Oracle Corp.	2.950%	11/15/24	2,190	2,126
Oracle Corp.	2.950%	5/15/25	355	343
Oracle Corp.	3.250%	11/15/27	3,065	2,987
Oracle Corp.	4.000%	11/15/47	895	881
QUALCOMM Inc.	2.600%	1/30/23	705	674
QUALCOMM Inc.	2.900%	5/20/24	1,020	975
3 Tencent Holdings Ltd.	3.595%	1/19/28	1,545	1,478

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	560
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,675
Burlington Northern Santa Fe LLC	3.250%	6/15/27	335	329
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	676	720
CSX Corp.	4.300%	3/1/48	445	442
3 ERAC USA Finance LLC	2.350%	10/15/19	610	605
3 ERAC USA Finance LLC	4.500%	8/16/21	325	337
3 ERAC USA Finance LLC	3.300%	10/15/22	40	40
3 ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,488
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	639	678
FedEx Corp.	2.700%	4/15/23	255	248
FedEx Corp.	3.875%	8/1/42	120	110
FedEx Corp.	4.100%	4/15/43	500	479
FedEx Corp.	5.100%	1/15/44	340	370
FedEx Corp.	4.550%	4/1/46	215	216
Kansas City Southern	4.950%	8/15/45	480	521
3 Penske Truck Leasing Co. Lp / PTL Finance
Corp.	3.950%	3/10/25	1,435	1,443
1 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	312	333
United Parcel Service Inc.	2.450%	10/1/22	425	413
United Parcel Service Inc.	4.875%	11/15/40	150	169
				287,858
Utilities (2.6%)
Electric (2.3%)
Alabama Power Co.	5.200%	6/1/41	120	138
Alabama Power Co.	4.100%	1/15/42	215	217
Alabama Power Co.	3.750%	3/1/45	630	609
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,143
Ameren Illinois Co.	3.700%	12/1/47	140	135
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,160	1,475
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,707
Commonwealth Edison Co.	2.950%	8/15/27	645	617
Commonwealth Edison Co.	4.350%	11/15/45	220	232
Commonwealth Edison Co.	3.650%	6/15/46	175	165
Commonwealth Edison Co.	4.000%	3/1/48	480	484
Connecticut Light & Power Co.	5.650%	5/1/18	465	466
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,045
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	73
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,006
Delmarva Power & Light Co.	3.500%	11/15/23	305	308
Dominion Energy Inc.	2.962%	7/1/19	495	496
Dominion Energy Inc.	5.200%	8/15/19	750	773
Dominion Energy Inc.	2.579%	7/1/20	640	632
Dominion Energy Inc.	3.625%	12/1/24	1,515	1,502

DTE Energy Co.	3.800%	3/15/27	250	248
Duke Energy Carolinas LLC	5.100%	4/15/18	590	591
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,115
Duke Energy Carolinas LLC	6.100%	6/1/37	391	498
Duke Energy Carolinas LLC	3.700%	12/1/47	470	449
Duke Energy Corp.	2.650%	9/1/26	315	287
Duke Energy Corp.	4.800%	12/15/45	1,200	1,291
Duke Energy Corp.	3.750%	9/1/46	265	240
Duke Energy Florida LLC	6.350%	9/15/37	200	267
Duke Energy Progress LLC	6.300%	4/1/38	365	478
Duke Energy Progress LLC	4.200%	8/15/45	1,920	1,984
Entergy Louisiana LLC	3.120%	9/1/27	410	395
Eversource Energy	4.500%	11/15/19	90	92
Eversource Energy	2.900%	10/1/24	690	662
Eversource Energy	3.150%	1/15/25	110	107
Eversource Energy	3.300%	1/15/28	400	384
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,220
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,123
Florida Power & Light Co.	5.950%	2/1/38	785	1,011
Florida Power & Light Co.	5.690%	3/1/40	675	864
Florida Power & Light Co.	3.700%	12/1/47	480	469
Fortis Inc.	3.055%	10/4/26	1,195	1,104
Georgia Power Co.	5.400%	6/1/18	1,165	1,171
Georgia Power Co.	5.950%	2/1/39	218	266
Georgia Power Co.	5.400%	6/1/40	1,163	1,339
Georgia Power Co.	4.750%	9/1/40	168	179
Georgia Power Co.	4.300%	3/15/42	565	574
3 Massachusetts Electric Co.	5.900%	11/15/39	585	731
MidAmerican Energy Co.	4.250%	5/1/46	45	47
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	415	404
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,002
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	853
Northern States Power Co.	6.250%	6/1/36	2,000	2,611
Oglethorpe Power Corp.	5.950%	11/1/39	170	208
Oglethorpe Power Corp.	4.550%	6/1/44	50	51
Oglethorpe Power Corp.	4.250%	4/1/46	537	519
Oglethorpe Power Corp.	5.250%	9/1/50	330	360
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	82
Pacific Gas & Electric Co.	4.250%	5/15/21	300	307
Pacific Gas & Electric Co.	3.850%	11/15/23	450	456
Pacific Gas & Electric Co.	3.750%	2/15/24	305	305
Pacific Gas & Electric Co.	2.950%	3/1/26	130	121
Pacific Gas & Electric Co.	6.050%	3/1/34	385	457
Pacific Gas & Electric Co.	5.800%	3/1/37	1,361	1,599
Pacific Gas & Electric Co.	6.350%	2/15/38	80	99
Pacific Gas & Electric Co.	6.250%	3/1/39	210	257
Pacific Gas & Electric Co.	5.400%	1/15/40	1,900	2,102
Pacific Gas & Electric Co.	5.125%	11/15/43	600	647
Pacific Gas & Electric Co.	4.750%	2/15/44	150	155
Pacific Gas & Electric Co.	4.300%	3/15/45	79	77
3 Pacific Gas & Electric Co.	3.950%	12/1/47	430	397
PacifiCorp	6.250%	10/15/37	2,000	2,593
Potomac Electric Power Co.	6.500%	11/15/37	750	996
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	1,904
San Diego Gas & Electric Co.	6.000%	6/1/26	600	708

	Sierra Pacific Power Co.	3.375%	8/15/23	850	850
	Sierra Pacific Power Co.	2.600%	5/1/26	221	206
	South Carolina Electric & Gas Co.	5.300%	5/15/33	44	48
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,260	1,497
	South Carolina Electric & Gas Co.	5.450%	2/1/41	95	107
	South Carolina Electric & Gas Co.	4.350%	2/1/42	181	179
	South Carolina Electric & Gas Co.	4.600%	6/15/43	202	205
	South Carolina Electric & Gas Co.	4.100%	6/15/46	425	407
	South Carolina Electric & Gas Co.	4.500%	6/1/64	115	110
	South Carolina Electric & Gas Co.	5.100%	6/1/65	715	759
	Southern California Edison Co.	2.400%	2/1/22	170	165
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,231
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,681
	Southern California Edison Co.	6.050%	3/15/39	55	70
	Southern California Edison Co.	4.050%	3/15/42	432	433
	Southern California Edison Co.	3.900%	3/15/43	225	222
	Southern California Edison Co.	4.650%	10/1/43	460	501
	Southern California Edison Co.	3.600%	2/1/45	141	132
	Southern Co.	2.450%	9/1/18	225	225
	Southern Co.	2.950%	7/1/23	1,280	1,243
	Southwestern Public Service Co.	3.700%	8/15/47	102	97
	Virginia Electric & Power Co.	2.750%	3/15/23	690	674
	Virginia Electric & Power Co.	3.500%	3/15/27	435	429
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	836

	Natural Gas (0.3%)
3	Boston Gas Co.	3.150%	8/1/27	140	134
3	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,779
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	105	108
3	KeySpan Gas East Corp.	2.742%	8/15/26	670	626
	Nisource Finance Corp.	5.250%	2/15/43	390	434
	NiSource Finance Corp.	4.800%	2/15/44	1,355	1,436
	Sempra Energy	2.875%	10/1/22	750	734
	Sempra Energy	3.250%	6/15/27	1,095	1,039
	Southern California Gas Co.	2.600%	6/15/26	820	769

	Other Utility (0.0%)
	American Water Capital Corp.	2.950%	9/1/27	540	512
3	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	455	420
					73,977
Total Corporate Bonds (Cost $591,472)					597,329
Sovereign Bonds (2.0%)
3	CDP Financial Inc.	4.400%	11/25/19	1,000	1,029
3	Electricite de France SA	4.600%	1/27/20	1,200	1,232
3	Electricite de France SA	4.875%	1/22/44	50	54
3	Electricite de France SA	4.950%	10/13/45	400	436
	Export-Import Bank of Korea	1.750%	5/26/19	2,000	1,973
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,486
8	Japan Bank for International Cooperation	2.250%	2/24/20	1,190	1,181
8	Japan Bank for International Cooperation	2.125%	6/1/20	882	871
8	Japan Bank for International Cooperation	2.125%	7/21/20	1,100	1,084
9	Japan Treasury Discount Bill	0.000%	4/16/18	518,000	4,868
9	Japan Treasury Discount Bill	0.000%	4/23/18	255,000	2,396
9	Japan Treasury Discount Bill	0.000%	5/1/18	255,000	2,397
9	Japan Treasury Discount Bill	0.000%	5/14/18	252,000	2,369

9	Japan Treasury Discount Bill	0.000%	5/21/18	246,000	2,312
9	Japan Treasury Discount Bill	0.000%	5/28/18	245,000	2,303
3	Kingdom of Saudi Arabia	2.375%	10/26/21	850	818
3	Kingdom of Saudi Arabia	2.875%	3/4/23	1,340	1,290
	Korea Development Bank	2.875%	8/22/18	255	255
	Korea Development Bank	2.500%	3/11/20	2,000	1,976
3	Mexico City Airport Trust	5.500%	7/31/47	745	681
3	Petroleos Mexicanos	6.350%	2/12/48	990	955
	Province of Ontario	2.500%	4/27/26	2,150	2,046
	Province of Quebec	2.500%	4/20/26	3,820	3,644
3	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	1,615	1,593
3	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	1,615	1,535
3	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	850	831
3	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,302
3	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,508
3	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	747
	State of Israel	3.250%	1/17/28	465	452
3	State of Qatar	5.250%	1/20/20	1,665	1,726
3	State of Qatar	2.375%	6/2/21	1,590	1,539
	Statoil ASA	2.250%	11/8/19	580	575
	Statoil ASA	2.900%	11/8/20	1,410	1,410
	Statoil ASA	2.750%	11/10/21	850	842
	Statoil ASA	2.450%	1/17/23	382	370
	Statoil ASA	2.650%	1/15/24	360	347
	Statoil ASA	3.700%	3/1/24	640	651
	Statoil ASA	3.250%	11/10/24	795	785
3	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,094
	United Mexican States	4.000%	10/2/23	342	350
	United Mexican States	4.750%	3/8/44	170	165
Total Sovereign Bonds (Cost $56,202)					56,478
Taxable Municipal Bonds (1.7%)
	Atlanta GA Downtown Development
	Authority Revenue	6.875%	2/1/21	190	204
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	685	962
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,529
	California GO	5.700%	11/1/21	265	291
	California GO	7.500%	4/1/34	155	224
	California GO	7.550%	4/1/39	860	1,309
	California GO	7.300%	10/1/39	300	437
	California GO	7.350%	11/1/39	2,000	2,924
	California GO	7.625%	3/1/40	105	160
	California GO	7.600%	11/1/40	790	1,222
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	271
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	566
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	425	576
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	50	63
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	1,560	2,058

	Chicago Transit Authority	6.899%	12/1/40	695	917
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,001
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	1,406	1,747
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,015	1,224
	Houston TX GO	6.290%	3/1/32	550	642
	Illinois Finance Authority	4.545%	10/1/18	810	816
	Illinois GO	5.100%	6/1/33	1,235	1,158
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	953
10	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,000	2,326
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	405	600
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,734
	Los Angeles Unified School District/CA	1.850%	5/1/18	475	475
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	545	705
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,234
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	604
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	859
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	115	122
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	80	106
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	150	205
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	490
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	577
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	3,040	2,995
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	1,555	2,281
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	655	817
	Oregon GO	5.902%	8/1/38	490	605
10	Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,252
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	325	378
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	265	330
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	1,175	1,286
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	640	754
	Regents of the University of California
	Revenue	3.063%	7/1/25	1,280	1,272
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	305	397
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	295	405
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	765	1,046

	University of California Revenue	4.601%	5/15/31	590	652
	University of California Revenue	5.770%	5/15/43	1,010	1,288
	University of California Revenue	4.765%	5/15/44	145	155
	University of California Revenue	3.931%	5/15/45	570	582
Total Taxable Municipal Bonds (Cost $43,149)					48,786
				Shares
Temporary Cash Investments (2.3%)
Money Market Fund (0.0%)
11	Vanguard Market Liquidity Fund	1.775%		30	3

				Face
				Amount
				($000)
Commercial Paper (0.3%)
12	Apple Inc.	1.770%	4/19/18	1,800	1,799
12	Apple Inc.	1.780%	4/27/18	3,200	3,196
12	Chevron Corp.	1.720%	4/18/18	5,000	4,996
					9,991
Repurchase Agreement (2.0%)
	RBS Securities, Inc.
	(Dated 3/29/18, Repurchase Value
	$56,111,000, collateralized by U.S.
	Treasury Note/Bond, 1.500%, 10/31/19,
	with a value of $57,223,000)	1.790%	4/2/18	56,100	56,100

Total Temporary Cash Investments (Cost $66,093)					66,094
Total Investments (99.8%) (Cost $2,381,662)					2,840,866
					Amount
					($000)
Other Asset and Liabilities-Net (0.2%)13					5,792
Net Assets (100%)					2,846,658

*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $152,858,000, representing 5.4% of net assets.
4	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
5	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6	Security value determined using significant unobservable inputs.
7	Adjustable-rate security.
8	Guaranteed by the Government of Japan.
9	Face amount denominated in Japanese yen.
10	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31, 2018, the aggregate value of these securities was $9,991,000, representing 0.4% of net assets.
13	Cash of $453,000 has been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.
GO—General Obligation Bond.
Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(152)	(18,413)	(111)
2-Year U.S. Treasury Note	June 2018	(61)	(12,969)	5
Ultra Long U.S. Treasury Bond	June 2018	(74)	(11,875)	(394)
5-Year U.S. Treasury Note	June 2018	(78)	(8,928)	(29)
				(529)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	4/16/18	USD	4,661	JPY	518,000	(212)
Citibank, N.A.	5/01/18	USD	2,352	JPY	255,000	(49)
Citibank, N.A.	5/14/18	USD	2,318	JPY	252,000	(57)
Citibank, N.A.	5/21/18	USD	2,324	JPY	246,000	4
Credit Suisse	4/23/18	USD	2,314	JPY	255,000	(86)
J.P. Morgan	5/29/18	USD	2,295	JPY	245,000	(17)
						(417)
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices,

Vanguard Balanced Portfolio

yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

Vanguard Balanced Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,598,459	246,368	—
U.S. Government and Agency Obligations	—	184,380	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	41,057	1,915
Corporate Bonds	—	597,329	—
Sovereign Bonds	—	56,478	—
Taxable Municipal Bonds	—	48,786	—
Temporary Cash Investments	3	66,091	—
Futures Contracts—Assets1	113	—	—
Futures Contracts—Liabilities1	(254)	—	—
Forward Currency Contracts—Assets	—	4	—
Forward Currency Contracts—Liabilities	—	(421)	—
Total	1,598,321	1,240,072	1,915
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability

Vanguard Balanced Portfolio

position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. At March 31, 2018, the cost of investment securities for tax purposes was $2,382,218,000. Net unrealized appreciation of investment securities for tax purposes was $458,648,000, consisting of unrealized gains of $495,448,000 on securities that had risen in value since their purchase and $36,800,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (90.0%)
Consumer Discretionary (6.9%)
Sony Corp. ADR	394,800	19,085
Ross Stores Inc.	187,800	14,645
TJX Cos. Inc.	151,300	12,340
Carnival Corp.	166,500	10,919
L Brands Inc.	238,300	9,105
Walt Disney Co.	85,100	8,548
Royal Caribbean Cruises Ltd.	62,800	7,394
^ Mattel Inc.	547,000	7,193
* Amazon.com Inc.	4,400	6,368
Whirlpool Corp.	31,500	4,823
Marriott International Inc. Class A	11,100	1,509
Comcast Corp. Class A	43,900	1,500
* Charter Communications Inc. Class A	2,900	903
		104,332
Consumer Staples (0.2%)
CVS Health Corp.	30,200	1,879
Tyson Foods Inc. Class A	16,100	1,178
		3,057
Energy (0.7%)
EOG Resources Inc.	43,200	4,548
Schlumberger Ltd.	45,700	2,960
* Transocean Ltd.	169,200	1,675
Noble Energy Inc.	49,700	1,506
		10,689
Financials (6.5%)
JPMorgan Chase & Co.	253,800	27,910
Charles Schwab Corp.	414,600	21,650
Wells Fargo & Co.	256,100	13,422
Marsh & McLennan Cos. Inc.	150,400	12,422
Bank of America Corp.	151,100	4,531
Progressive Corp.	73,700	4,491
Discover Financial Services	57,800	4,158
US Bancorp	81,300	4,106
CME Group Inc.	20,400	3,299
Citigroup Inc.	41,900	2,828
		98,817
Health Care (19.2%)
* Biogen Inc.	212,500	58,187
Eli Lilly & Co.	655,600	50,724
Amgen Inc.	272,571	46,468
Roche Holding AG	112,600	25,826
Novartis AG ADR	290,850	23,515
AstraZeneca plc ADR	524,700	18,349
* Boston Scientific Corp.	653,302	17,848
Thermo Fisher Scientific Inc.	58,700	12,119
Medtronic plc	117,200	9,402
Abbott Laboratories	134,400	8,053

Bristol-Myers Squibb Co.	119,600	7,565
* BioMarin Pharmaceutical Inc.	33,500	2,716
Johnson & Johnson	19,100	2,447
Merck & Co. Inc.	36,200	1,972
Agilent Technologies Inc.	26,500	1,773
Sanofi ADR	36,800	1,475
AbbVie Inc.	14,000	1,325
		289,764
Industrials (18.1%)
FedEx Corp.	220,000	52,824
Southwest Airlines Co.	767,450	43,959
Airbus SE	266,100	30,789
American Airlines Group Inc.	502,000	26,084
* United Continental Holdings Inc.	307,000	21,327
Caterpillar Inc.	123,800	18,246
Delta Air Lines Inc.	263,000	14,415
Deere & Co.	73,200	11,369
Siemens AG	83,400	10,638
Honeywell International Inc.	53,600	7,746
Alaska Air Group Inc.	115,000	7,125
Boeing Co.	20,200	6,623
Union Pacific Corp.	44,600	5,996
United Parcel Service Inc. Class B	47,850	5,008
CSX Corp.	60,900	3,393
Textron Inc.	53,100	3,131
Rockwell Collins Inc.	15,900	2,144
Pentair plc	23,700	1,615
United Technologies Corp.	11,400	1,434
		273,866
Information Technology (36.9%)
* Adobe Systems Inc.	347,000	74,980
Microsoft Corp.	654,200	59,709
Texas Instruments Inc.	531,700	55,238
NVIDIA Corp.	166,750	38,618
* Micron Technology Inc.	705,800	36,800
* Alibaba Group Holding Ltd. ADR	192,900	35,405
* Alphabet Inc. Class C	30,570	31,542
* Alphabet Inc. Class A	30,100	31,218
NetApp Inc.	336,100	20,734
Hewlett Packard Enterprise Co.	1,000,050	17,541
Intel Corp.	330,400	17,207
HP Inc.	717,150	15,720
KLA-Tencor Corp.	143,600	15,654
Cisco Systems Inc.	328,900	14,107
Intuit Inc.	75,400	13,071
QUALCOMM Inc.	183,900	10,190
* Telefonaktiebolaget LM Ericsson ADR	1,436,100	9,191
Activision Blizzard Inc.	127,400	8,594
Visa Inc. Class A	67,300	8,050
Analog Devices Inc.	63,600	5,796
DXC Technology Co.	57,461	5,777
Oracle Corp.	123,000	5,627
Plantronics Inc.	71,650	4,325
Corning Inc.	127,350	3,550
Mastercard Inc. Class A	18,900	3,311
* PayPal Holdings Inc.	31,700	2,405

* BlackBerry Ltd.		195,800	2,252
Apple Inc.		12,500	2,097
* Dell Technologies Inc. Class V		28,474	2,085
* Altaba Inc.		26,600	1,969
* eBay Inc.		46,800	1,883
Entegris Inc.		46,900	1,632
* salesforce.com Inc.		12,700	1,477
Micro Focus International plc ADR		87,593	1,230
			558,985
Materials (1.3%)
Monsanto Co.		139,400	16,267
Praxair Inc.		20,500	2,958
			19,225
Telecommunication Services (0.2%)
AT&T Inc.		101,008	3,601
Total Common Stocks (Cost $797,738)			1,362,336

	Coupon
Temporary Cash Investment (10.0%)
Money Market Fund (10.0%)
1,2 Vanguard Market Liquidity Fund (Cost
$150,674)	1.775%	1,506,577	150,658
Total Investments (100.0%) (Cost $948,412)			1,512,994
Other Asset and Liabilities-Net (0.0%)2			52
Net Assets (100%)			1,513,046

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $710,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $756,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Vanguard Capital Growth Portfolio

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,295,083	67,253	—
Temporary Cash Investments	150,658	—	—
Total	1,445,741	67,253	—

D. At March 31, 2018, the cost of investment securities for tax purposes was $948,412,000. Net unrealized appreciation of investment securities for tax purposes was $564,582,000, consisting of unrealized gains of $590,804,000 on securities that had risen in value since their purchase and $26,222,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)
Consumer Discretionary (10.8%)
Dollar General Corp.	342,695	32,059
Comcast Corp. Class A	936,456	31,999
Lowe's Cos. Inc.	242,200	21,253
Twenty-First Century Fox Inc. Class A	429,987	15,776
Adient plc	205,499	12,281
		113,368
Consumer Staples (10.6%)
Philip Morris International Inc.	355,700	35,357
Altria Group Inc.	457,709	28,524
CVS Health Corp.	393,000	24,448
Imperial Brands plc ADR	676,907	23,455
		111,784
Energy (12.1%)
ConocoPhillips	640,362	37,967
Occidental Petroleum Corp.	484,388	31,466
Phillips 66	264,490	25,370
BP plc ADR	532,967	21,606
Chevron Corp.	99,049	11,296
		127,705
Financials (18.4%)
JPMorgan Chase & Co.	363,884	40,016
Wells Fargo & Co.	672,525	35,247
American Express Co.	356,436	33,249
Bank of America Corp.	1,106,731	33,191
Citigroup Inc.	315,812	21,317
American International Group Inc.	336,699	18,323
Navient Corp.	518,900	6,808
* SLM Corp.	519,100	5,819
		193,970
Health Care (17.7%)
Pfizer Inc.	946,414	33,588
Medtronic plc	394,934	31,682
* Express Scripts Holding Co.	438,561	30,296
Johnson & Johnson	224,365	28,752
Cardinal Health Inc.	421,359	26,411
Sanofi ADR	612,900	24,565
Merck & Co. Inc.	209,146	11,392
		186,686
Industrials (9.8%)
United Technologies Corp.	289,835	36,467
Johnson Controls International plc	775,313	27,322
General Electric Co.	1,504,200	20,277
General Dynamics Corp.	88,340	19,514
		103,580
Information Technology (9.6%)
Microsoft Corp.	387,900	35,404
Oracle Corp.	748,048	34,223

QUALCOMM Inc.		560,200	31,041
			100,668
Materials (5.4%)
Air Products & Chemicals Inc.		223,561	35,553
DowDuPont Inc.		334,095	21,285
			56,838
Telecommunication Services (3.6%)
Verizon Communications Inc.		607,399	29,046
AT&T Inc.		261,427	9,320
			38,366
Utilities (1.1%)
Exelon Corp.		300,900	11,738

Total Common Stocks (Cost $960,686)			1,044,703
	Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund (Cost $6,813)	1.775%	68,132	6,813
Total Investments (99.7%) (Cost $967,499)			1,051,516
Other Asset and Liabilities-Net (0.3%)			2,750
Net Assets (100%)			1,054,266

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued iwth significant unobservable inputs are noted ont eh Schedule of Investments.

Vanguard Diversified Value Portfolio

At March 31, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2018, the cost of investment securities for tax purposes was $967,499,000. Net unrealized appreciation of investment securities for tax purposes was $84,017,000, consisting of unrealized gains of $187,965,000 on securities that had risen in value since their purchase and $103,948,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (95.3%)1
Consumer Discretionary (4.6%)
McDonald's Corp.	67,742	10,593
Home Depot Inc.	53,337	9,507
Comcast Corp. Class A	270,730	9,251
Cie Generale des Etablissements Michelin SCA	33,259	4,916
Ford Motor Co.	400,737	4,440
Wynn Resorts Ltd.	18,188	3,317
Tailored Brands Inc.	112,768	2,826
Ralph Lauren Corp. Class A	24,489	2,738
Best Buy Co. Inc.	36,829	2,578
H&R Block Inc.	100,652	2,557
VF Corp.	31,466	2,332
Las Vegas Sands Corp.	32,182	2,314
Abercrombie & Fitch Co.	57,166	1,384
Gannett Co. Inc.	127,713	1,274
MDC Holdings Inc.	42,764	1,194
New Media Investment Group Inc.	32,298	554
General Motors Co.	6,239	227
John Wiley & Sons Inc. Class A	2,983	190
L Brands Inc.	1,466	56
		62,248
Consumer Staples (11.2%)
Philip Morris International Inc.	323,836	32,189
PepsiCo Inc.	193,267	21,095
Unilever NV	304,430	17,167
Coca-Cola Co.	325,586	14,140
British American Tobacco plc	211,230	12,262
Walmart Inc.	131,465	11,697
Procter & Gamble Co.	110,237	8,740
Kraft Heinz Co.	100,450	6,257
Diageo plc ADR	41,245	5,586
Sysco Corp.	89,044	5,339
Altria Group Inc.	52,838	3,293
Kellogg Co.	47,703	3,101
Flowers Foods Inc.	117,844	2,576
Nu Skin Enterprises Inc. Class A	34,431	2,538
Conagra Brands Inc.	59,327	2,188
Clorox Co.	14,629	1,947
Coca-Cola European Partners plc	17,723	738
Kimberly-Clark Corp.	3,011	332
General Mills Inc.	4,151	187
		151,372
Energy (10.1%)
Chevron Corp.	243,098	27,723
Exxon Mobil Corp.	294,018	21,937
Suncor Energy Inc.	548,353	18,940
^ TransCanada Corp.	231,458	9,572
Schlumberger Ltd.	131,940	8,547
Canadian Natural Resources Ltd.	260,347	8,193

Occidental Petroleum Corp.	122,843	7,980
Phillips 66	78,845	7,563
Kinder Morgan Inc.	493,209	7,428
ConocoPhillips	98,172	5,821
Marathon Petroleum Corp.	58,636	4,287
Valero Energy Corp.	45,754	4,244
^ CVR Energy Inc.	79,916	2,415
Cosan Ltd.	172,701	1,794
Delek US Holdings Inc.	8,217	334
HollyFrontier Corp.	4,685	229
		137,007
Financials (15.7%)
JPMorgan Chase & Co.	457,847	50,350
Wells Fargo & Co.	553,233	28,995
MetLife Inc.	350,362	16,078
PNC Financial Services Group Inc.	101,674	15,377
Marsh & McLennan Cos. Inc.	152,603	12,604
BlackRock Inc.	22,753	12,326
Chubb Ltd.	76,574	10,473
M&T Bank Corp.	47,770	8,807
American International Group Inc.	152,099	8,277
Travelers Cos. Inc.	46,726	6,488
Principal Financial Group Inc.	93,036	5,667
US Bancorp	110,459	5,578
Aflac Inc.	92,344	4,041
Fifth Third Bancorp	108,433	3,443
Regions Financial Corp.	184,932	3,436
FNF Group	68,840	2,755
First American Financial Corp.	44,670	2,621
Federated Investors Inc. Class B	75,158	2,510
Prudential Financial Inc.	23,925	2,478
LPL Financial Holdings Inc.	40,448	2,470
BankUnited Inc.	60,836	2,432
CME Group Inc.	8,207	1,327
Waddell & Reed Financial Inc. Class A	56,381	1,140
SunTrust Banks Inc.	16,335	1,111
Kemper Corp.	15,787	900
American National Insurance Co.	5,318	622
Huntington Bancshares Inc.	23,531	355
Thomson Reuters Corp.	4,379	169
		212,830
Health Care (14.0%)
Johnson & Johnson	328,484	42,095
Pfizer Inc.	810,620	28,769
Eli Lilly & Co.	261,660	20,245
Bristol-Myers Squibb Co.	301,361	19,061
Merck & Co. Inc.	327,351	17,831
Medtronic plc	178,311	14,304
Novartis AG	119,947	9,704
AbbVie Inc.	95,358	9,026
Koninklijke Philips NV	216,714	8,328
Amgen Inc.	42,869	7,308
Roche Holding AG	31,221	7,161
Abbott Laboratories	57,180	3,426
Gilead Sciences Inc.	31,520	2,376
		189,634

Industrials (9.0%)
Caterpillar Inc.	110,331	16,261
Union Pacific Corp.	118,264	15,898
Eaton Corp. plc	154,786	12,369
3M Co.	51,078	11,213
Boeing Co.	33,153	10,870
Honeywell International Inc.	74,339	10,743
Raytheon Co.	34,204	7,382
Lockheed Martin Corp.	17,547	5,930
United Technologies Corp.	40,898	5,146
Waste Management Inc.	46,460	3,908
PACCAR Inc.	49,887	3,301
General Electric Co.	242,317	3,266
Triton International Ltd.	85,293	2,610
BAE Systems plc	304,635	2,488
H&E Equipment Services Inc.	64,301	2,475
Copa Holdings SA Class A	16,879	2,171
United Parcel Service Inc. Class B	20,408	2,136
Ryder System Inc.	23,925	1,741
Norfolk Southern Corp.	11,489	1,560
McGrath RentCorp	9,152	491
Deere & Co.	1,583	246
		122,205
Information Technology (14.0%)
Microsoft Corp.	656,283	59,899
Cisco Systems Inc.	789,602	33,866
Intel Corp.	597,916	31,139
Analog Devices Inc.	172,774	15,745
QUALCOMM Inc.	189,168	10,482
Maxim Integrated Products Inc.	130,785	7,876
Texas Instruments Inc.	67,874	7,051
HP Inc.	186,668	4,092
Broadcom Ltd.	17,076	4,024
International Business Machines Corp.	24,308	3,730
KLA-Tencor Corp.	27,594	3,008
ManTech International Corp. Class A	49,210	2,730
Western Union Co.	121,227	2,331
Western Digital Corp.	19,648	1,813
Cypress Semiconductor Corp.	71,224	1,208
Seagate Technology plc	16,649	974
		189,968
Materials (3.7%)
DowDuPont Inc.	368,447	23,474
International Paper Co.	160,404	8,570
LyondellBasell Industries NV Class A	78,562	8,302
WestRock Co.	45,934	2,948
CF Industries Holdings Inc.	69,068	2,606
Huntsman Corp.	83,875	2,453
* Ferroglobe plc	81,414	874
Schnitzer Steel Industries Inc.	6,818	221
		49,448

Other (0.7%)
2	Vanguard High Dividend Yield ETF			119,332	9,844

Real Estate (0.7%)
	Crown Castle International Corp.			81,197	8,900

Telecommunication Services (3.9%)
	Verizon Communications Inc.			668,340	31,960
	AT&T Inc.			350,694	12,502
	BCE Inc.			175,821	7,566
					52,028
Utilities (7.7%)
	NextEra Energy Inc.			106,589	17,409
	Dominion Energy Inc.			172,044	11,601
	American Electric Power Co. Inc.			148,130	10,160
	Sempra Energy			86,257	9,594
	Exelon Corp.			244,816	9,550
	Eversource Energy			139,917	8,244
	Xcel Energy Inc.			142,754	6,493
	Duke Energy Corp.			56,737	4,395
	Public Service Enterprise Group Inc.			72,037	3,619
	FirstEnergy Corp.			97,439	3,314
	Entergy Corp.			38,978	3,071
	Edison International			48,039	3,058
	CenterPoint Energy Inc.			107,630	2,949
	Atmos Energy Corp.			33,905	2,856
	MDU Resources Group Inc.			87,618	2,467
	National Fuel Gas Co.			40,239	2,070
	Otter Tail Corp.			38,165	1,655
	Consolidated Edison Inc.			20,991	1,636
					104,141
Total Common Stocks (Cost $1,067,365)					1,289,625
		Coupon
Temporary Cash Investments (5.2%)1
Money Market Fund (3.8%)
3,4 Vanguard Market Liquidity Fund		1.775%		521,436	52,144

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.2%)
	BNP Paribas Securities Corp.
	(Dated 3/29/18 , Repurchase Value
	$16,103,000, collateralized by Federal
	National Mortgage Assn. 3.000%-4.500%,
	9/1/25-10/1/47, and Government National
	Mortgage Assn. 2.375%-3.500%, 11/20/38-
	11/20/46, with a value of $16,422,000)	1.790%	4/2/18	16,100	16,100

U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	1.432%	4/26/18	200	200
5	United States Treasury Bill	1.461%	5/3/18	300	300
5	United States Treasury Bill	1.446%	5/31/18	2,100	2,094
					2,594
Total Temporary Cash Investments (Cost $70,842)					70,838

Total Investments (100.5%) (Cost $1,138,207)	1,360,463
Other Assets and Liabilities-Net (-0.5%)4	(7,351)
Net Assets (100%)	1,353,112

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,904,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.9% and 1.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $7,153,000 of collateral received for securities on loan.
5 Securities with a value of $2,424,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	371	49,028	(2,572)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,244,766	44,859	—
Temporary Cash Investments	52,144	18,694	—
Futures Contracts—Assets1	657	—	—
Total	1,297,567	63,553	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At March 31, 2018, the cost of investment securities for tax purposes was $1,138,299,000. Net unrealized appreciation of investment securities for tax purposes was $222,164,000, consisting of unrealized gains of $254,239,000 on securities that had risen in value since their purchase and $32,075,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (93.6%)1
Consumer Discretionary (13.8%)
*	Amazon.com Inc.	11,257	16,293
	Dollar General Corp.	80,131	7,496
*	Liberty Global plc	217,316	6,613
*	Liberty Interactive Corp. QVC Group Class A	254,824	6,414
	Home Depot Inc.	32,829	5,851
*	TripAdvisor Inc.	135,195	5,528
	Domino's Pizza Inc.	23,064	5,387
*	O'Reilly Automotive Inc.	19,034	4,709
*	Netflix Inc.	12,580	3,716
*	Booking Holdings Inc.	1,737	3,614
	Starbucks Corp.	51,690	2,992
	Hilton Worldwide Holdings Inc.	30,857	2,430
	McDonald's Corp.	14,410	2,253
	Ross Stores Inc.	28,661	2,235
	Las Vegas Sands Corp.	23,669	1,702
*	Liberty Global plc Class A	49,926	1,563
*	Live Nation Entertainment Inc.	35,670	1,503
*,^ Under Armour Inc. Class A		70,300	1,149
	NIKE Inc. Class B	14,082	936
			82,384
Consumer Staples (3.1%)
*	Monster Beverage Corp.	119,117	6,815
	Estee Lauder Cos. Inc. Class A	42,008	6,289
	Constellation Brands Inc. Class A	15,620	3,560
	PepsiCo Inc.	11,455	1,250
*	Blue Buffalo Pet Products Inc.	11,544	460
			18,374
Energy (0.2%)
	EOG Resources Inc.	10,000	1,053

Financials (7.9%)
	Intercontinental Exchange Inc.	188,264	13,653
	Charles Schwab Corp.	157,185	8,208
	CME Group Inc.	34,813	5,631
	MarketAxess Holdings Inc.	18,043	3,923
	Progressive Corp.	53,510	3,260
*	Markel Corp.	2,551	2,985
	Marsh & McLennan Cos. Inc.	31,361	2,590
	MSCI Inc. Class A	16,474	2,463
	TD Ameritrade Holding Corp.	40,682	2,410
	Bank of America Corp.	56,855	1,705
			46,828
Health Care (10.8%)
	UnitedHealth Group Inc.	52,663	11,270
*	Biogen Inc.	32,385	8,868
*	IQVIA Holdings Inc.	85,206	8,359
	Allergan plc	33,714	5,674
	Dentsply Sirona Inc.	106,863	5,376

* Illumina Inc.	19,689	4,655
* Edwards Lifesciences Corp.	31,091	4,338
Bristol-Myers Squibb Co.	64,065	4,052
Zoetis Inc.	41,490	3,465
Thermo Fisher Scientific Inc.	12,122	2,503
* DexCom Inc.	31,315	2,322
Stryker Corp.	11,840	1,905
Danaher Corp.	19,450	1,904
		64,691
Industrials (8.0%)
FedEx Corp.	39,057	9,378
* TransUnion	70,620	4,010
Fastenal Co.	66,792	3,646
* IHS Markit Ltd.	74,306	3,585
AMETEK Inc.	47,066	3,576
Equifax Inc.	28,667	3,377
Lockheed Martin Corp.	9,136	3,087
Union Pacific Corp.	22,830	3,069
Northrop Grumman Corp.	7,333	2,560
* Verisk Analytics Inc. Class A	22,080	2,296
Raytheon Co.	8,420	1,817
* Copart Inc.	33,590	1,711
Fortive Corp.	19,675	1,525
Fortune Brands Home & Security Inc.	25,843	1,522
TransDigm Group Inc.	4,280	1,314
Snap-on Inc.	7,468	1,102
		47,575
Information Technology (45.9%)
Microsoft Corp.	419,739	38,310
Mastercard Inc. Class A	140,240	24,564
* PayPal Holdings Inc.	294,357	22,333
* Alphabet Inc. Class C	19,636	20,260
Visa Inc. Class A	165,980	19,855
* eBay Inc.	328,946	13,237
* Alphabet Inc. Class A	12,520	12,985
* Facebook Inc. Class A	77,942	12,454
Apple Inc.	58,398	9,798
* Take-Two Interactive Software Inc.	77,882	7,615
Applied Materials Inc.	135,736	7,548
* Adobe Systems Inc.	34,467	7,448
* Electronic Arts Inc.	53,699	6,510
* FleetCor Technologies Inc.	27,860	5,642
* ServiceNow Inc.	33,372	5,521
* Arista Networks Inc.	19,695	5,028
Symantec Corp.	179,507	4,640
ASML Holding NV	21,595	4,288
Microchip Technology Inc.	44,164	4,035
* Autodesk Inc.	30,823	3,871
NVIDIA Corp.	15,409	3,569
Global Payments Inc.	30,513	3,403
* salesforce.com Inc.	29,215	3,398
CDW Corp.	43,323	3,046
* Workday Inc. Class A	23,895	3,037
* Alibaba Group Holding Ltd. ADR	16,174	2,969
Alliance Data Systems Corp.	13,066	2,781
* Red Hat Inc.	18,240	2,727

	Accenture plc Class A			17,350	2,663
	Texas Instruments Inc.			22,580	2,346
	SS&C Technologies Holdings Inc.			37,500	2,011
	Intuit Inc.			11,240	1,948
*	Zillow Group Inc.			35,984	1,936
*	Gartner Inc.			13,081	1,539
*	Cloudera Inc.			21,972	474
					273,789
	Materials (0.8%)
	Sherwin-Williams Co.			4,048	1,587
	PPG Industries Inc.			14,030	1,566
	Praxair Inc.			10,510	1,517
					4,670
	Other (0.0%)

	3,4 *,2, WeWork Class A PP			1,460	76

	Real Estate (3.1%)
	Crown Castle International Corp.			76,139	8,346
	Equinix Inc.			10,163	4,249
	American Tower Corp.			26,488	3,850
*	SBA Communications Corp. Class A			10,780	1,842
					18,287
	Total Common Stocks (Cost $385,370)				557,727
		Coupon
	Preferred Stocks (1.0%)

	3,4 *,2, Uber Technologies PP	8.000%		74,490	2,614

	3,4 *,2, Airbnb Inc.	8.000%		9,972	1,047

	3,4 *,2, WeWork Pfd. D1 PP			19,954	1,034

	3,4 *,2, WeWork Pfd. D2 PP			15,678	812

	3,4 *,2, Pinterest Prf G PP	8.000%		124,325	791
	Total Preferred Stocks (Cost $3,570)				6,298
	Temporary Cash Investments (5.9%)1
	Money Market Fund (5.2%)
	5,6 Vanguard Market Liquidity Fund	1.775%		310,994	31,099

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.4%)
	Bank of America Securities, LLC
	(Dated 3/29/18, Repurchase Value
	$2,300,000, collateralized by Government
	National Mortgage Assn. 4.431%, 1/20/68,
	with a value of $2,346,000)	1.800%	4/2/18	2,300	2,300

	U.S. Government and Agency Obligations (0.3%)
7	United States Treasury Bill	1.432%	4/26/18	600	599
7	United States Treasury Bill	1.509%	6/21/18	600	598

7 United States Treasury Bill	1.908%	9/27/18	500	496
				1,693
Total Temporary Cash Investments (Cost $35,095)				35,092
Total Investments (100.5%) (Cost $424,035)				599,117
Other Assets and Liabilities-Net (-0.5%)6				(3,104)
Net Assets (100%)				596,013

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.4% and 1.1%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Restricted securities totaling $6,374,000, representing 1.1% of net assets. See Restricted Securities table for additional information.
4 Perpetual security with no stated maturity date.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $55,000 of collateral received for securities on loan.
7 Securities with a value of $1,284,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Restricted Securities as of Period End

Security Name		Acquisition Date	Acquisition Cost ($000)
Uber Technologies PP		June 2014		1,156
WeWork Pfd. D1 PP		December 2014		332
WeWork Pfd. D2 PP		December 2014		261
WeWork Class A PP		December 2014		24
Pinterest Prf G PP		March 2015		893
Airbnb Inc.		June 2015		928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	216	28,544	(1,399)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales

Vanguard Growth Portfolio

prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard Growth Portfolio

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	557,651	—	76
Preferred Stocks	—	—	6,298
Temporary Cash Investments	31,099	3,993	—
Futures Contracts—Assets[1]	382	—	—
Total	589,132	3,993	6,374

1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2018. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2017	76	7,413
Sales	—	(1,005)
Net Realized Gain (Loss)	—	531
Change in Unrealized Appreciation (Depreciation)	—	(641)
Balance as of March 31, 2018	76	6,298
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2018, was ($641,000).

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of March 31, 2018:

Security	Fair Value	Valuation	Unobservable	Amount or
Type	at 3/31/2018	Technique	Input	Range/Weighted
	($000)			Avg.

Common	76	Recent Market	Transaction	$51.81
Stocks		Transaction	Price

Vanguard Growth Portfolio

Preferred	2,893	Recent Market	Transaction	$51.81-
Stocks		Transaction	Price	$105.00/
				$71.06

	2,614	Recent Market	Weighted	$35.10
		Transaction[1]	Average Price
			of Recent Deals

	791	Comparable	EV/NTM Multiple	5.5x
		Company
		Approach	IPO/M&A	75%/25%
			Probability

			Illiquidity	10%
			Discount

1 During the period ended March 31, 2018, the valuation technique was changed from Target Event to Recent Market Transaction. This was considered to be a more relevant measure of fair value for this investment.

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At March 31, 2018, the cost of investment securities for tax purposes was $424,035,000. Net unrealized appreciation of investment securities for tax purposes was $175,082,000, consisting of unrealized gains of $186,145,000 on securities that had risen in value since their purchase and $11,063,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

	Vanguard International Portfolio

	Schedule of Investments (unaudited)
	As of March 31, 2018

			Market
			Value
		Shares	($000)
	Common Stocks (96.6%)1
	Australia (0.4%)
	Brambles Ltd.	1,938,251	14,917

	Austria (0.2%)
	Erste Group Bank AG	121,797	6,126

	Belgium (1.2%)
*	Umicore SA	801,153	42,501

	Brazil (0.5%)
	Telefonica Brasil SA Preference Shares	633,700	9,674
	Raia Drogasil SA	417,786	9,466
			19,140
	Canada (1.3%)
	Toronto-Dominion Bank	525,149	29,800
^	Nutrien Ltd.	311,324	14,714
			44,514
	China (16.5%)
*	Alibaba Group Holding Ltd. ADR	976,761	179,275
	Tencent Holdings Ltd.	3,157,600	168,083
*	Baidu Inc. ADR	458,349	102,299
	TAL Education Group ADR	1,193,376	44,262
*	Ctrip.com International Ltd. ADR	810,093	37,767
	New Oriental Education & Technology Group Inc. ADR	349,685	30,650
	China Pacific Insurance Group Co. Ltd.	2,888,800	13,082
*	iQIYI Inc. ADR	415,080	6,454
			581,872
	Denmark (2.6%)
*	Genmab A/S	258,566	55,665
	Chr Hansen Holding A/S	163,100	14,092
	Novozymes A/S	265,103	13,729
	Vestas Wind Systems A/S	141,320	10,118
			93,604
	France (5.8%)
	L'Oreal SA	229,268	51,793
	Kering SA	89,975	43,142
	Schneider Electric SE	428,482	37,690
	Essilor International Cie Generale d'Optique SA	194,563	26,264
	Vivendi SA	691,223	17,891
	TOTAL SA	308,686	17,544
	LVMH Moet Hennessy Louis Vuitton SE	37,343	11,516
			205,840
	Germany (9.5%)
*,2	Zalando SE	1,013,535	55,292
	BASF SE	471,576	47,927
	Bayerische Motoren Werke AG	301,142	32,682
	Bayer AG	217,145	24,553
	SAP SE	204,804	21,432

	Continental AG	72,605	20,055
	Deutsche Telekom AG	1,146,424	18,702
	adidas AG	68,936	16,695
*,2	Delivery Hero AG	334,976	16,212
	HeidelbergCement AG	146,383	14,383
*	HelloFresh SE	785,601	12,850
	Infineon Technologies AG	444,523	11,909
*	Linde AG- Tender Line	50,779	10,690
*,2	Rocket Internet SE	278,557	8,557
*	MorphoSys AG	67,732	6,928
	GEA Group AG	148,500	6,317
*	AIXTRON SE	274,000	5,297
*	HelloFresh AG	286,769	4,217
			334,698
Hong Kong (4.0%)
	AIA Group Ltd.	12,352,200	105,449
	Jardine Matheson Holdings Ltd.	304,151	18,761
	Hong Kong Exchanges & Clearing Ltd.	490,260	16,115
			140,325
India (2.2%)
	Housing Development Finance Corp. Ltd.	1,021,362	28,727
	HDFC Bank Ltd.	919,771	26,786
	Zee Entertainment Enterprises Ltd.	1,645,914	14,608
*	Idea Cellular Ltd.	4,153,724	4,857
*,†,3,4	ANI Technologies	19,170	3,974
			78,952
Indonesia (0.3%)
	Bank Central Asia Tbk PT	6,372,900	10,820

Israel (0.4%)
*	Check Point Software Technologies Ltd.	139,539	13,862

Italy (3.1%)
	Ferrari NV	519,887	62,621
*	Fiat Chrysler Automobiles NV	1,376,016	28,214
	Intesa Sanpaolo SPA (Registered)	5,218,428	19,030
			109,865
Japan (12.3%)
	M3 Inc.	1,308,600	59,944
	SMC Corp.	123,900	50,572
	SoftBank Group Corp.	666,100	49,617
	Nintendo Co. Ltd.	65,600	29,252
	Nidec Corp.	187,500	28,762
	Recruit Holdings Co. Ltd.	938,000	23,542
	Bridgestone Corp.	493,900	21,683
	Kubota Corp.	1,127,900	19,877
	Keyence Corp.	30,300	18,966
	Shiseido Co. Ltd.	285,500	18,445
	Sekisui Chemical Co. Ltd.	991,900	17,356
	Toyota Motor Corp.	257,500	16,782
	Pigeon Corp.	319,600	14,501
	KDDI Corp.	521,600	13,395
	ORIX Corp.	661,200	11,804
	SBI Holdings Inc.	477,700	11,256
	Murata Manufacturing Co. Ltd.	69,600	9,608
	Suzuki Motor Corp.	173,600	9,424

	Sumitomo Mitsui Financial Group Inc.	176,300	7,476
			432,262
	Luxembourg (0.4%)
*,†,3,4	Spotify Technology SA	118,440	14,213

	Netherlands (3.6%)
	ASML Holding NV	644,754	127,563

	Norway (0.7%)
	DNB ASA	679,749	13,263
	Norsk Hydro ASA	2,073,185	12,225
			25,488
	Other (0.5%)
5	Vanguard FTSE All-World ex-US ETF	298,796	16,246

	Portugal (0.2%)
	Jeronimo Martins SGPS SA	343,323	6,261

	Singapore (0.4%)
	Oversea-Chinese Banking Corp. Ltd.	1,282,900	12,637

	South Korea (1.9%)
*,^	Celltrion Inc.	196,300	57,986
	NAVER Corp.	10,280	7,623
	Samsung SDI Co. Ltd.	9,824	1,784
			67,393
	Spain (3.7%)
	Industria de Diseno Textil SA	2,295,210	71,937
	Banco Bilbao Vizcaya Argentaria SA	6,807,260	53,896
	Distribuidora Internacional de Alimentacion SA	1,347,136	5,722
			131,555
	Sweden (4.9%)
	Atlas Copco AB Class A	1,258,070	54,502
^	Svenska Handelsbanken AB Class A	3,750,234	47,052
	Kinnevik AB	1,012,007	36,461
	Assa Abloy AB Class B	679,900	14,762
^	SKF AB	584,874	11,958
	Elekta AB Class B	668,047	7,127
			171,862
	Switzerland (2.9%)
	Nestle SA	501,718	39,719
	UBS Group AG	1,377,896	24,262
	Lonza Group AG	69,167	16,316
	Cie Financiere Richemont SA	146,555	13,165
	Roche Holding AG	37,513	8,604
			102,066
	Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,201,000	44,203

	Thailand (0.5%)
	Kasikornbank PCL	2,410,400	16,378

	United Kingdom (7.3%)
	Rolls-Royce Holdings plc	3,819,412	46,782
	Diageo plc	883,345	29,884

	Vodafone Group plc			8,815,778	24,140
	Royal Dutch Shell plc Class A			726,176	23,159
	Burberry Group plc			953,709	22,712
	Aviva plc			2,867,484	19,983
	BHP Billiton plc			945,081	18,643
	AstraZeneca plc			264,814	18,214
	Standard Chartered plc			1,774,697	17,771
	Reckitt Benckiser Group plc			199,896	16,939
*	Ocado Group plc			1,403,300	10,487
	Antofagasta plc			577,425	7,475
					256,189
United States (8.1%)
*	Amazon.com Inc.			79,193	114,619
	MercadoLibre Inc.			153,825	54,822
*	Illumina Inc.			223,073	52,739
*,^	Tesla Inc.			146,733	39,050
*	Booking Holdings Inc.			6,272	13,048
	Philip Morris International Inc.			105,658	10,503
					284,781
Total Common Stocks (Cost $2,344,691)					3,406,133
Preferred Stocks (0.9%)
*,†,3,4	Internet Plus Holdings Ltd., 8.00%			2,083,522	12,085
*,†,3,4	HOME 24AG			2,691	5,917
*,†,3,4	You & Mr. Jones			5,200,000	5,039
*,†,3,4	CureVac GmbH			1,452	3,814
*,†,2,3,4	Flipkart G Series, 0.01%			31,650	3,790
*,†,2,3,4	Flipkart H Series, 0.01%			13,514	1,922
Total Preferred Stocks (Cost $30,125)					32,567
		Coupon
Temporary Cash Investments (4.3%)1
Money Market Fund (4.0%)
6,7	Vanguard Market Liquidity Fund	1.775%		1,410,578	141,058
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
8	United States Treasury Bill	1.432%	4/26/18	5,700	5,694
8	United States Treasury Bill	1.476%-1.491%	6/14/18	2,600	2,591
8	United States Treasury Bill	1.541%	6/28/18	600	598
					8,883
Total Temporary Cash Investments (Cost $149,948)					149,941
Total Investments (101.8%) (Cost $2,524,764)					3,588,641
Other Assets and Liabilities-Net (-1.8%)7					(62,716)
Net Assets (100%)					3,525,925

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $62,246,000.
† Perpetual security with no stated maturity date.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.8% and 2.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $85,773,000, representing 2.4% of net assets.
3 Restricted securities totaling $50,754,000, representing 1.4% of net assets.

4 Security value determined using significant unobservable inputs.
5 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $64,076,000 of collateral received for securities on loan.
8 Securities with a value of $4,120,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Restricted Securities as of Period End

Security Name	Acquisition Date		Acquisition Cost ($000)
Flipkart G Series	December 2014			3,790
Spotify Technology SA		April 2015		6,599
Flipkart H Series		April 2015		1,922
HOME 24AG		June 2015		7,610
You & Mr. Jones	September 2015			5,200
CureVac GmbH		October 2015		3,559
ANI Technologies	December 2015			5,969
Internet Plus Holdings Ltd.	December 2015			8,044

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2018	746	30,102	(250)
Topix Index	June 2018	139	22,435	341
S&P ASX 200 Index	June 2018	117	12,869	(444)
FTSE 100 Index	June 2018	108	10,595	(45)
				(398)

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX 200 Index, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Vanguard International Portfolio

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlemen					(Depreciation)
Counterparty	t Date		Receive		Deliver	($000)
UBS AG	6/20/2018	EUR	25,881	USD	32,218	(174)
Goldman Sachs International	6/12/2018	JPY	2,179,240	USD	20,679	(97)
Toronto-Dominion Bank	6/26/2018	AUD	18,359	USD	14,478	(374)
Barclays Bank plc	6/20/2018	GBP	8,202	USD	11,479	69
Bank of America, N.A.	6/20/2018	EUR	3,865	USD	4,781	4
JPMorgan Chase Bank, N.A.	6/20/2018	EUR	3,061	USD	3,823	(34)
JPMorgan Chase Bank, N.A.	6/12/2018	JPY	317,310	USD	3,023	(27)
Goldman Sachs International	6/20/2018	EUR	2,180	USD	2,712	(14)
Barclays Bank plc	6/12/2018	JPY	274,560	USD	2,604	(11)
BNP Paribas	6/12/2018	JPY	272,320	USD	2,577	(5)
Citibank, N.A.	6/12/2018	JPY	237,370	USD	2,257	(16)
Barclays Bank plc	6/20/2018	EUR	1,582	USD	1,966	(8)
Citibank, N.A.	6/26/2018	AUD	2,527	USD	1,957	(16)
Bank of America, N.A.	6/12/2018	JPY	203,460	USD	1,922	-
JPMorgan Chase Bank, N.A.	6/26/2018	AUD	2,333	USD	1,816	(24)
Deutsche Bank AG	6/12/2018	JPY	165,250	USD	1,574	(14)
Citibank, N.A.	6/20/2018	EUR	1,119	USD	1,387	(2)
Citibank, N.A.	6/20/2018	GBP	988	USD	1,381	9
Deutsche Bank AG	6/20/2018	GBP	959	USD	1,367	(17)
JPMorgan Chase Bank, N.A.	6/12/2018	JPY	136,040	USD	1,281	4
Credit Suisse International	6/20/2018	GBP	851	USD	1,186	11
Goldman Sachs International	6/26/2018	AUD	1,335	USD	1,037	(11)
JPMorgan Chase Bank, N.A.	6/20/2018	GBP	695	USD	988	(9)
Toronto-Dominion Bank	6/20/2018	EUR	770	USD	953	1
Bank of America, N.A.	6/26/2018	AUD	1,019	USD	788	(5)
UBS AG	6/20/2018	GBP	495	USD	697	1
Barclays Bank plc	6/26/2018	AUD	598	USD	471	(12)
Deutsche Bank AG	6/26/2018	AUD	444	USD	342	(1)
JPMorgan Chase Bank, N.A.	6/20/2018	USD	10,679	EUR	8,595	37
JPMorgan Chase Bank, N.A.	6/12/2018	USD	8,809	JPY	929,280	34
JPMorgan Chase Bank, N.A.	6/20/2018	USD	6,124	EUR	4,954	(10)
BNP Paribas	6/12/2018	USD	5,073	JPY	535,525	15
Bank of America, N.A.	6/20/2018	USD	4,537	GBP	3,244	(29)
JPMorgan Chase Bank, N.A.	6/26/2018	USD	4,403	AUD	5,622	83
Citibank, N.A.	6/26/2018	USD	2,754	AUD	3,568	12
JPMorgan Chase Bank, N.A.	6/20/2018	USD	1,801	GBP	1,283	(5)

Vanguard International Portfolio

(635)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

Vanguard International Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	329,295	—	—
Common Stocks—Other	449,955	2,608,696	18,187
Preferred Stocks	—	—	32,567
Temporary Cash Investments	141,058	8,883	—
Futures Contracts—Assets[1]	684	—	—
Futures Contracts—Liabilities[1]	(65)	—	—
Forward Currency Contracts—Assets	—	280	—
Forward Currency Contracts—Liabilities	—	(915)	—
Total	920,927	2,616,944	50,754

1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2018. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2017	19,870	31,450
Change in Unrealized Appreciation (Depreciation)	(1,683)	1,117
Balance as of March 31, 2018	18,187	32,567
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2018, was $566,000

Vanguard International Portfolio

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of March 31, 2018:

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or
	3/31/2018			Range/Weighted
	($000)			Avg.
Common Stock	14,213	Recent Market	Stock Split	40:1
		Transaction
			Transaction Price	55.72

	3,974	Recent Market	Transaction Price	207.31
		Transaction

Preferred Stocks	21,611	Recent Market	Transaction Price	$5.50-
		Transaction		2,626.84/500.32

	5,917	Recent Market	Scenario Probability	50%
		Transaction
			Transaction Price	$1,277.21

	5,039	Comparable	EV/Revenue LTM	2.40x
		Company &
			Liquidity Discount	10%
		Valuation of
		Underlying Holdings

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including

Vanguard International Portfolio

bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2018, the cost of investment securities for tax purposes was $2,526,342,000. Net unrealized appreciation of investment securities for tax purposes was $1,062,299,000, consisting of unrealized gains of $1,122,038,000 on securities that had risen in value since their purchase and $59,739,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Dec. 31,		Proceed				March 31,
	2017	Purchas	s from	Realized	Change in		2018
	Market	es	Securiti	Net Gain	Unrealized		Market
	Value	at Cost	es Sold	(Loss)	App.(Dep.)	Income	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	94,426	NA1	NA1	(7)	—	358	141,058
Vanguard FTSE All-
World ex-US ETF Fund	16,350	—	—	—	(104)	47	16,246

Total	110,776			(7)	(104)	405	157,304

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Small Company Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (95.2%)1
Consumer Discretionary (16.9%)
*	ServiceMaster Global Holdings Inc.	430,439	21,888
*	Grand Canyon Education Inc.	195,353	20,496
*	Sally Beauty Holdings Inc.	1,119,248	18,412
	Polaris Industries Inc.	144,679	16,569
	Carter's Inc.	131,650	13,705
^	Hanesbrands Inc.	727,920	13,408
	Dunkin' Brands Group Inc.	213,880	12,766
*	Lululemon Athletica Inc.	135,965	12,117
	Monro Inc.	211,739	11,349
*,^ Under Armour Inc.		657,813	9,440
	Wolverine World Wide Inc.	324,354	9,374
	Lear Corp.	44,165	8,219
	Domino's Pizza Inc.	30,210	7,056
	Cinemark Holdings Inc.	172,540	6,500
	Dick's Sporting Goods Inc.	175,695	6,158
*	NVR Inc.	2,142	5,998
*,^ RH		62,096	5,916
*	Helen of Troy Ltd.	62,899	5,472
	Bloomin' Brands Inc.	210,191	5,103
*,^ Weight Watchers International Inc.		80,034	5,100
	National CineMedia Inc.	967,420	5,021
*	Live Nation Entertainment Inc.	118,338	4,987
	Tailored Brands Inc.	188,759	4,730
	H&R Block Inc.	175,559	4,461
*	Skechers U.S.A. Inc. Class A	112,726	4,384
	KB Home	153,533	4,368
	PetMed Express Inc.	102,796	4,292
*	Michael Kors Holdings Ltd.	64,046	3,976
*	MCBC Holdings Inc.	152,762	3,850
*	Penn National Gaming Inc.	136,973	3,597
*	Scientific Games Corp.	83,736	3,483
*	Deckers Outdoor Corp.	38,109	3,431
	New York Times Co. Class A	140,892	3,395
	Children's Place Inc.	24,991	3,380
	Service Corp. International	85,384	3,222
	Vail Resorts Inc.	14,363	3,184
	Toll Brothers Inc.	69,718	3,015
	World Wrestling Entertainment Inc. Class A	67,749	2,440
	Thor Industries Inc.	20,099	2,315
*	Sotheby's	44,986	2,308
	Ruth's Hospitality Group Inc.	68,202	1,667
*	Burlington Stores Inc.	12,001	1,598
	Lithia Motors Inc. Class A	14,242	1,432
*	tronc Inc.	84,021	1,380
*	Visteon Corp.	11,262	1,241
	Winnebago Industries Inc.	30,193	1,135
*	Sleep Number Corp.	31,401	1,104
*	Planet Fitness Inc. Class A	18,126	685
	Strayer Education Inc.	5,959	602

* Hilton Grand Vacations Inc.	10,547	454
Bassett Furniture Industries Inc.	14,400	437
* Malibu Boats Inc. Class A	13,040	433
* Crocs Inc.	25,489	414
* MSG Networks Inc.	17,796	402
* Cooper-Standard Holdings Inc.	3,067	377
Six Flags Entertainment Corp.	5,326	332
PICO Holdings Inc.	28,049	321
* MDC Partners Inc. Class A	35,378	255
Brinker International Inc.	6,983	252
Oxford Industries Inc.	3,285	245
Churchill Downs Inc.	965	235
* ZAGG Inc.	13,986	171
Entravision Communications Corp. Class A	35,698	168
		304,225
Consumer Staples (1.4%)
Casey's General Stores Inc.	61,418	6,742
* HRG Group Inc.	281,814	4,647
* Pilgrim's Pride Corp.	161,096	3,965
National Beverage Corp.	39,364	3,504
Medifast Inc.	30,528	2,853
* Sprouts Farmers Market Inc.	70,634	1,658
Ingles Markets Inc. Class A	16,719	566
* US Foods Holding Corp.	13,741	450
* Chefs' Warehouse Inc.	12,273	282
Lamb Weston Holdings Inc.	4,792	279
* Performance Food Group Co.	6,596	197
		25,143
Energy (0.8%)
* ProPetro Holding Corp.	215,363	3,422
RPC Inc.	170,094	3,067
* RigNet Inc.	221,753	3,016
* W&T Offshore Inc.	446,097	1,976
^ CVR Energy Inc.	40,937	1,237
* Par Pacific Holdings Inc.	52,259	897
* Solaris Oilfield Infrastructure Inc. Class A	35,110	582
* Abraxas Petroleum Corp.	103,772	230
		14,427
Financials (6.2%)
LPL Financial Holdings Inc.	404,848	24,724
Financial Engines Inc.	383,308	13,416
WisdomTree Investments Inc.	784,923	7,198
Bank of the Ozarks	142,569	6,882
MSCI Inc. Class A	45,953	6,869
Walker & Dunlop Inc.	96,757	5,749
Primerica Inc.	59,191	5,718
* Green Dot Corp. Class A	86,376	5,542
* Credit Acceptance Corp.	16,053	5,304
* Essent Group Ltd.	120,996	5,150
Houlihan Lokey Inc. Class A	99,401	4,433
Federated Investors Inc. Class B	85,845	2,867
Bank of NT Butterfield & Son Ltd.	57,794	2,594
* NMI Holdings Inc. Class A	118,266	1,957
Legg Mason Inc.	46,700	1,898
Universal Insurance Holdings Inc.	48,242	1,539
* World Acceptance Corp.	13,925	1,466

*	Third Point Reinsurance Ltd.	94,039	1,312
*	Green Bancorp Inc.	53,226	1,184
	East West Bancorp Inc.	18,660	1,167
*	SVB Financial Group	4,203	1,009
*	Regional Management Corp.	31,607	1,006
	SEI Investments Co.	12,100	906
*	BofI Holding Inc.	20,497	831
	Opus Bank	13,365	374
	ConnectOne Bancorp Inc.	6,992	201
	Cboe Global Markets Inc.	1,540	176
			111,472
Health Care (17.5%)
	STERIS plc	148,105	13,827
*	MEDNAX Inc.	212,269	11,809
*	Prestige Brands Holdings Inc.	322,335	10,869
*	athenahealth Inc.	73,696	10,541
	Cooper Cos. Inc.	43,422	9,935
*	DexCom Inc.	130,624	9,687
*	Syneos Health Inc.	259,518	9,213
*	Catalent Inc.	207,373	8,515
*	Nektar Therapeutics Class A	80,087	8,510
*	Veeva Systems Inc. Class A	98,378	7,184
*	WellCare Health Plans Inc.	35,997	6,970
*	Nevro Corp.	79,553	6,895
*	Exact Sciences Corp.	168,571	6,799
*	HealthEquity Inc.	108,232	6,552
	Encompass Health Corp.	114,390	6,540
*	Medidata Solutions Inc.	104,048	6,535
	Chemed Corp.	23,091	6,301
*	Neurocrine Biosciences Inc.	74,755	6,199
*	Charles River Laboratories International Inc.	56,845	6,068
*,^ Immunomedics Inc.		408,638	5,970
*,^ Heron Therapeutics Inc.		208,969	5,768
*	Exelixis Inc.	253,155	5,607
*	PRA Health Sciences Inc.	67,074	5,564
*	Insulet Corp.	62,878	5,450
*,^ Atara Biotherapeutics Inc.		138,213	5,390
*	ABIOMED Inc.	17,554	5,108
*	Revance Therapeutics Inc.	164,235	5,058
*	DBV Technologies SA ADR	211,524	4,880
*	Agios Pharmaceuticals Inc.	59,393	4,857
*	Haemonetics Corp.	65,818	4,815
	Hill-Rom Holdings Inc.	54,711	4,760
*	AxoGen Inc.	127,572	4,656
*	Inogen Inc.	37,170	4,566
*	Endologix Inc.	1,022,906	4,327
*	Align Technology Inc.	16,988	4,266
	Bruker Corp.	139,280	4,167
*	IDEXX Laboratories Inc.	21,397	4,095
*	ImmunoGen Inc.	384,630	4,046
*	Masimo Corp.	39,768	3,498
*	Halozyme Therapeutics Inc.	174,688	3,422
*	Mettler-Toledo International Inc.	5,291	3,043
*	Emergent BioSolutions Inc.	57,650	3,035
*	Array BioPharma Inc.	165,688	2,704
*	Triple-S Management Corp. Class B	101,465	2,652
*	Corcept Therapeutics Inc.	159,196	2,619

*	Medpace Holdings Inc.	74,781	2,611
*	Cutera Inc.	51,133	2,569
*	Akebia Therapeutics Inc.	245,568	2,340
	Phibro Animal Health Corp. Class A	58,085	2,306
*	IQVIA Holdings Inc.	22,260	2,184
*	Concert Pharmaceuticals Inc.	88,765	2,033
	PerkinElmer Inc.	26,284	1,990
*	Lantheus Holdings Inc.	124,938	1,987
*	Sangamo Therapeutics Inc.	99,258	1,886
*	Tivity Health Inc.	40,858	1,620
*	PTC Therapeutics Inc.	59,267	1,604
*	LHC Group Inc.	21,526	1,325
*	OraSure Technologies Inc.	70,757	1,195
	Luminex Corp.	54,684	1,152
*	Vanda Pharmaceuticals Inc.	64,911	1,094
*	Providence Service Corp.	15,350	1,061
	LeMaitre Vascular Inc.	27,958	1,013
*	Cytokinetics Inc.	131,424	946
*	Conatus Pharmaceuticals Inc.	152,005	892
*	Cotiviti Holdings Inc.	24,781	853
*,^ MiMedx Group Inc.		121,030	844
*	Intersect ENT Inc.	20,813	818
*	BioCryst Pharmaceuticals Inc.	160,412	765
*	FibroGen Inc.	14,611	675
*	Magellan Health Inc.	5,355	574
*	Spectrum Pharmaceuticals Inc.	35,092	565
*,^ Omeros Corp.		40,964	458
*	Innoviva Inc.	25,924	432
*	Alkermes plc	7,288	422
*	Pieris Pharmaceuticals Inc.	58,514	399
*	NanoString Technologies Inc.	39,353	296
*	CorVel Corp.	5,280	267
*	Amphastar Pharmaceuticals Inc.	13,271	249
*	Molina Healthcare Inc.	2,827	230
*	Ionis Pharmaceuticals Inc.	4,865	214
*	Immune Design Corp.	63,532	210
			313,351
Industrials (24.9%)
*	TriNet Group Inc.	675,496	31,289
*	Sensata Technologies Holding plc	530,486	27,495
*	Kirby Corp.	280,772	21,605
	MSC Industrial Direct Co. Inc. Class A	197,292	18,094
	Multi-Color Corp.	263,324	17,393
*	Clean Harbors Inc.	354,458	17,301
	Tennant Co.	219,894	14,887
*	Cimpress NV	92,788	14,354
	Kennametal Inc.	350,494	14,076
	HEICO Corp. Class A	198,313	14,070
	Heartland Express Inc.	747,021	13,439
	Wabtec Corp.	153,058	12,459
*	Middleby Corp.	99,599	12,329
	Allegion plc	129,424	11,039
	ABM Industries Inc.	322,547	10,799
	Forward Air Corp.	201,256	10,638
*	United Rentals Inc.	55,414	9,572
*	Proto Labs Inc.	79,691	9,368
*	XPO Logistics Inc.	76,667	7,805

John Bean Technologies Corp.	66,021	7,487
* TransUnion	127,537	7,242
Graco Inc.	158,349	7,240
* Evoqua Water Technologies Corp.	317,618	6,762
* HD Supply Holdings Inc.	177,425	6,731
Ritchie Bros Auctioneers Inc.	212,605	6,691
Allison Transmission Holdings Inc.	152,256	5,947
* CoStar Group Inc.	15,638	5,672
EMCOR Group Inc.	70,777	5,516
Huntington Ingalls Industries Inc.	21,077	5,433
* Harsco Corp.	260,486	5,379
* SPX Corp.	151,113	4,908
Old Dominion Freight Line Inc.	32,750	4,813
Quad/Graphics Inc.	180,564	4,577
* Generac Holdings Inc.	95,519	4,385
Woodward Inc.	61,061	4,376
Spirit AeroSystems Holdings Inc. Class A	49,927	4,179
Global Brass & Copper Holdings Inc.	122,615	4,101
* Continental Building Products Inc.	141,150	4,030
* Rush Enterprises Inc. Class A	93,862	3,988
Copa Holdings SA Class A	30,760	3,957
* CAI International Inc.	174,537	3,711
KBR Inc.	217,469	3,521
* Meritor Inc.	159,512	3,280
IDEX Corp.	20,583	2,933
* TrueBlue Inc.	110,271	2,856
Primoris Services Corp.	107,444	2,684
* Aerojet Rocketdyne Holdings Inc.	82,919	2,319
Brink's Co.	32,000	2,283
* SP Plus Corp.	57,789	2,057
* Casella Waste Systems Inc. Class A	81,744	1,911
Air Lease Corp. Class A	44,840	1,911
Kimball International Inc. Class B	102,056	1,739
Xylem Inc.	20,147	1,550
^ Greenbrier Cos. Inc.	28,526	1,433
H&E Equipment Services Inc.	34,792	1,339
* Copart Inc.	24,519	1,249
Hillenbrand Inc.	25,231	1,158
Wabash National Corp.	54,474	1,134
KAR Auction Services Inc.	19,464	1,055
* Builders FirstSource Inc.	36,703	728
Barrett Business Services Inc.	8,700	721
* On Assignment Inc.	8,418	689
Raven Industries Inc.	14,968	525
* Sterling Construction Co. Inc.	38,536	442
* TriMas Corp.	13,366	351
* TPI Composites Inc.	12,266	275
* Beacon Roofing Supply Inc.	4,882	259
* Heritage-Crystal Clean Inc.	10,879	256
Mueller Water Products Inc. Class A	22,125	240
National Presto Industries Inc.	2,472	232
* Commercial Vehicle Group Inc.	22,363	173
		446,440
Information Technology (21.7%)
SS&C Technologies Holdings Inc.	409,222	21,951
CDW Corp.	289,851	20,379
* Trimble Inc.	369,336	13,252

	MAXIMUS Inc.	191,077	12,752
*	Shutterstock Inc.	255,214	12,289
	Switch Inc.	656,026	10,437
*	Callidus Software Inc.	270,963	9,741
*	CyberArk Software Ltd.	187,537	9,568
	Broadridge Financial Solutions Inc.	84,491	9,268
*	Arista Networks Inc.	35,412	9,041
*	Descartes Systems Group Inc.	313,658	8,955
*	2U Inc.	105,298	8,848
*	Square Inc.	170,677	8,397
*	ON Semiconductor Corp.	334,865	8,191
*	Presidio Inc.	509,479	7,968
*	RealPage Inc.	150,193	7,735
*	Take-Two Interactive Software Inc.	77,640	7,592
*	Zebra Technologies Corp.	51,249	7,133
*	Cadence Design Systems Inc.	187,495	6,894
	j2 Global Inc.	87,269	6,887
*	Euronet Worldwide Inc.	80,969	6,390
*	Stratasys Ltd.	315,368	6,364
*,^ Advanced Micro Devices Inc.		628,920	6,321
	Booz Allen Hamilton Holding Corp. Class A	162,932	6,309
*	Etsy Inc.	224,078	6,288
*	RingCentral Inc. Class A	94,076	5,974
*	Match Group Inc.	123,440	5,486
*	New Relic Inc.	73,021	5,412
*	Gartner Inc.	45,233	5,320
*	Pure Storage Inc. Class A	254,393	5,075
*	Hortonworks Inc.	248,292	5,058
*	Five9 Inc.	169,222	5,041
*	Apptio Inc. Class A	167,561	4,749
*	Workiva Inc.	194,717	4,615
*,^ 3D Systems Corp.		390,182	4,522
	Teradyne Inc.	98,448	4,500
*	Cornerstone OnDemand Inc.	113,084	4,423
	SYNNEX Corp.	37,024	4,384
*	Appfolio Inc.	105,727	4,319
*	Extreme Networks Inc.	367,951	4,073
*	Everi Holdings Inc.	601,438	3,951
*	Ultra Clean Holdings Inc.	196,044	3,774
*	Glu Mobile Inc.	995,289	3,752
*	Care.com Inc.	229,009	3,726
*	Virtusa Corp.	75,768	3,672
*	Stamps.com Inc.	17,514	3,521
*	ChannelAdvisor Corp.	385,815	3,511
*	Blucora Inc.	131,988	3,247
*	Unisys Corp.	300,199	3,227
	TTEC Holdings Inc.	96,574	2,965
	MKS Instruments Inc.	23,447	2,712
*	KEMET Corp.	149,427	2,709
*	TTM Technologies Inc.	175,143	2,678
*	Tableau Software Inc. Class A	32,901	2,659
*	Amkor Technology Inc.	249,726	2,530
*	Varonis Systems Inc.	40,682	2,461
*	Sykes Enterprises Inc.	74,837	2,166
*	Carbonite Inc.	75,199	2,166
*	A10 Networks Inc.	310,768	1,809
*	Syntel Inc.	63,264	1,615

	CSG Systems International Inc.	34,211	1,549
*	Nutanix Inc.	30,034	1,475
*	SMART Global Holdings Inc.	27,711	1,381
*	Axcelis Technologies Inc.	52,387	1,289
*	Rosetta Stone Inc.	95,828	1,260
*	Box Inc.	55,104	1,132
*	Instructure Inc.	23,370	985
	Systemax Inc.	33,262	950
	Travelport Worldwide Ltd.	52,450	857
*	ePlus Inc.	9,977	775
*	PFSweb Inc.	73,268	640
*	Xcerra Corp.	53,284	621
	Cohu Inc.	25,478	581
	Plantronics Inc.	9,060	547
*	Avid Technology Inc.	120,221	546
*	Envestnet Inc.	9,200	527
*	MobileIron Inc.	88,790	439
*	ANSYS Inc.	2,727	427
*	Ichor Holdings Ltd.	17,464	423
*	FormFactor Inc.	26,499	362
*	Control4 Corp.	16,706	359
*	IPG Photonics Corp.	1,283	299
*	Bottomline Technologies de Inc.	7,679	298
	Entegris Inc.	7,610	265
*	Pixelworks Inc.	53,610	207
	Progress Software Corp.	4,471	172
*	Internap Corp.	14,926	164
			389,282
Materials (3.3%)
	Graphic Packaging Holding Co.	650,470	9,985
	Chemours Co.	150,697	7,340
	Louisiana-Pacific Corp.	201,486	5,797
	Westlake Chemical Corp.	46,223	5,138
	Huntsman Corp.	166,147	4,860
	Packaging Corp. of America	38,154	4,300
	Kronos Worldwide Inc.	186,283	4,210
*	AdvanSix Inc.	109,146	3,796
*	Koppers Holdings Inc.	87,094	3,579
*	Owens-Illinois Inc.	114,072	2,471
	Boise Cascade Co.	58,852	2,272
	Greif Inc. Class A	30,774	1,608
	Rayonier Advanced Materials Inc.	59,237	1,272
*	Ingevity Corp.	11,364	837
*	Berry Global Group Inc.	14,839	813
	PolyOne Corp.	5,885	250
*	Kraton Corp.	4,696	224
	American Vanguard Corp.	2,164	44
			58,796
Other (0.0%)
*,2 NuPathe Inc. CVR		345,900	—

Real Estate (2.0%)
	National Storage Affiliates Trust	357,778	8,973
	CubeSmart	190,597	5,375
	Gaming and Leisure Properties Inc.	148,794	4,980
	First Industrial Realty Trust Inc.	121,001	3,537

	Ryman Hospitality Properties Inc.			41,314	3,200
	National Health Investors Inc.			41,852	2,816
	CoreSite Realty Corp.			24,090	2,415
	PotlatchDeltic Corp.			26,870	1,399
	Equity LifeStyle Properties Inc.			13,095	1,149
	EastGroup Properties Inc.			8,829	730
	Universal Health Realty Income Trust			11,100	667
					35,241
Telecommunication Services (0.3%)
*	Boingo Wireless Inc.			196,406	4,865
*	Vonage Holdings Corp.			106,785	1,137
					6,002
Utilities (0.2%)
	NRG Energy Inc.			133,367	4,072

Total Common Stocks (Cost $1,481,868)					1,708,451
		Coupon
Temporary Cash Investments (5.8%)1
Money Market Fund (5.6%)
3,4 Vanguard Market Liquidity Fund		1.775%		1,003,175	100,317

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	1.432%	4/26/18	400	400
5	United States Treasury Bill	1.602%	5/24/18	500	499
5	United States Treasury Bill	1.509%-1.761%	6/21/18	2,600	2,590
					3,489
Total Temporary Cash Investments (Cost $103,818)					103,806
Total Investments (101.0%) (Cost $1,585,686)					1,812,257
Other Assets and Liabilities-Net (-1.0%)4					(17,155)
Net Assets (100%)					1,795,102

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,486,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.5% and 2.5%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $15,941,000 of collateral received for securities on loan.
5 Securities with a value of $3,010,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Vanguard Small Company Growth Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	782	59,870	59,870 (2,356)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses)

Vanguard Small Company Growth Portfolio

until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,708,451	—	—
Temporary Cash Investments	100,317	3,489	—
Futures Contracts—Assets[1]	547	—	—
Total	1,809,315	3,489	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Small Company Growth Portfolio

E. At March 31, 2018, the cost of investment securities for tax purposes was $1,585,686,000. Net unrealized appreciation of investment securities for tax purposes was $226,571,000, consisting of unrealized gains of $292,599,000 on securities that had risen in value since their purchase and $66,028,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.4%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,593,128	62,944
Vanguard Extended Market Index Admiral Shares	153,138	12,962
		75,906
International Stock Fund (15.5%)
Vanguard Total International Stock Market Index Fund Admiral Shares	1,593,422	48,281

U.S. Bond Fund (41.8%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	11,400,888	129,742

International Bond Fund (18.3%)
Vanguard Total International Bond Index Fund Admiral Shares	2,604,356	56,879

Total Investment Companies (Cost $303,399)		310,808
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.775% (Cost $0)	—	—

Total Investments (100.0%) (Cost $303,399)		310,808
Other Assets and Liabilities-Net (0.0%)		61
Net Assets (100%)		310,869

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2018, the cost of investment securities for tax purposes was $303,399,000. Net unrealized appreciation of investment securities for tax purposes was $7,409,000, consisting of unrealized gains of $15,266,000 on securities that had risen in value since their purchase and $7,857,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Dec. 31,		Proceeds					March 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Extended Market
Index Fund
	12,933	143	100	29	(43)	37	—	12,962

Vanguard Market Liquidity

Fund	209	NA1	NA1	—	—	—	—	—

Vanguard Total
International Bond Index
Fund
	54,705	2,353	552	46	327	150	—	56,879

Vanguard Total
International Stock Market
Index Fund
	48,843	2,332	2,706	647	(835)	121	—	48,281

Vanguard Variable
Insurance Fund – Equity
Index
	60,375	9,829	4,782	1,230	(3,708)	1,047	1,019	62,944

Vanguard Variable
Insurance Fund – Total
Bond Market
	129,293	11,412	5,729	(3)	(5,231)	3,008	255	129,742

Total
	306,358	26,069	13,869	1,949	(9,490)	4,363	1,274	310,808

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Equity Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (12.6%)
*	Amazon.com Inc.	91,552	132,507
	Home Depot Inc.	266,052	47,421
	Comcast Corp. Class A	1,055,970	36,082
	Walt Disney Co.	342,573	34,408
*	Netflix Inc.	98,845	29,194
	McDonald's Corp.	181,604	28,399
*	Booking Holdings Inc.	11,109	23,111
	NIKE Inc. Class B	295,578	19,638
	Starbucks Corp.	320,202	18,536
	Time Warner Inc.	177,651	16,802
	Lowe's Cos. Inc.	189,101	16,594
*	Charter Communications Inc. Class A	42,420	13,202
	TJX Cos. Inc.	144,025	11,747
	General Motors Co.	287,827	10,460
	Ford Motor Co.	888,081	9,840
	Marriott International Inc. Class A	68,521	9,317
	Twenty-First Century Fox Inc. Class A	239,471	8,786
	Target Corp.	124,004	8,610
	Ross Stores Inc.	87,152	6,796
	Yum! Brands Inc.	75,627	6,438
	Carnival Corp.	92,525	6,068
	VF Corp.	75,068	5,564
	Dollar General Corp.	58,688	5,490
	Aptiv plc	60,519	5,142
*	Dollar Tree Inc.	53,987	5,123
*	O'Reilly Automotive Inc.	19,057	4,714
	Royal Caribbean Cruises Ltd.	38,892	4,579
	MGM Resorts International	116,210	4,070
	Best Buy Co. Inc.	58,015	4,060
*	AutoZone Inc.	6,252	4,056
	CBS Corp. Class B	78,390	4,028
	Omnicom Group Inc.	52,615	3,824
	Twenty-First Century Fox Inc.	100,757	3,665
	Hilton Worldwide Holdings Inc.	46,029	3,625
	Lennar Corp. Class A	61,329	3,615
	DR Horton Inc.	78,127	3,425
	Tapestry Inc.	64,761	3,407
*	Mohawk Industries Inc.	14,388	3,341
	Wynn Resorts Ltd.	18,255	3,329
	Expedia Group Inc.	27,917	3,082
	Genuine Parts Co.	33,318	2,993
	Newell Brands Inc.	110,335	2,811
*	Ulta Beauty Inc.	13,233	2,703
*	LKQ Corp.	70,318	2,669
	PVH Corp.	17,605	2,666
	Wyndham Worldwide Corp.	22,676	2,595
*	CarMax Inc.	41,287	2,557

Viacom Inc. Class B	80,526	2,501
Kohl's Corp.	38,151	2,499
* Norwegian Cruise Line Holdings Ltd.	46,954	2,487
Whirlpool Corp.	16,115	2,467
Darden Restaurants Inc.	28,249	2,408
BorgWarner Inc.	45,150	2,268
Tiffany & Co.	23,107	2,257
Hasbro Inc.	25,790	2,174
* Michael Kors Holdings Ltd.	34,659	2,152
L Brands Inc.	55,883	2,135
Macy's Inc.	69,023	2,053
Interpublic Group of Cos. Inc.	87,603	2,018
Advance Auto Parts Inc.	16,876	2,001
* DISH Network Corp. Class A	51,759	1,961
News Corp. Class A	114,423	1,808
* Chipotle Mexican Grill Inc. Class A	5,576	1,802
Tractor Supply Co.	28,446	1,793
PulteGroup Inc.	60,275	1,778
Harley-Davidson Inc.	38,136	1,635
Gap Inc.	49,909	1,557
Hanesbrands Inc.	82,735	1,524
Garmin Ltd.	25,315	1,492
Goodyear Tire & Rubber Co.	55,141	1,466
Ralph Lauren Corp. Class A	12,579	1,406
* Discovery Communications Inc.	69,828	1,363
Leggett & Platt Inc.	30,044	1,333
Nordstrom Inc.	26,646	1,290
Foot Locker Inc.	27,878	1,270
H&R Block Inc.	47,218	1,200
Mattel Inc.	77,658	1,021
* TripAdvisor Inc.	24,917	1,019
* Discovery Communications Inc. Class A	35,818	768
* Under Armour Inc. Class A	43,067	704
* Under Armour Inc.	41,752	599
Lennar Corp. Class B	1,031	49
News Corp. Class B	1,500	24
		649,371
Consumer Staples (7.6%)
Procter & Gamble Co.	574,361	45,535
Coca-Cola Co.	874,678	37,987
PepsiCo Inc.	324,000	35,365
Philip Morris International Inc.	353,846	35,172
Walmart Inc.	330,708	29,423
Altria Group Inc.	432,994	26,984
Costco Wholesale Corp.	100,072	18,857
CVS Health Corp.	231,161	14,381
Colgate-Palmolive Co.	199,472	14,298
Mondelez International Inc. Class A	338,942	14,144
Walgreens Boots Alliance Inc.	194,135	12,710
Constellation Brands Inc. Class A	39,072	8,905
Kimberly-Clark Corp.	79,912	8,801
Kraft Heinz Co.	136,220	8,485
Estee Lauder Cos. Inc. Class A	51,268	7,676
Sysco Corp.	109,508	6,566
General Mills Inc.	129,914	5,854
Archer-Daniels-Midland Co.	127,212	5,517
* Monster Beverage Corp.	94,366	5,399

Tyson Foods Inc. Class A	67,718	4,956
Dr Pepper Snapple Group Inc.	40,942	4,847
Kroger Co.	200,438	4,798
Clorox Co.	29,387	3,912
Kellogg Co.	56,618	3,681
Conagra Brands Inc.	91,074	3,359
Brown-Forman Corp. Class B	59,537	3,239
JM Smucker Co.	25,795	3,199
Molson Coors Brewing Co. Class B	42,060	3,168
Hershey Co.	31,990	3,166
McCormick & Co. Inc.	27,665	2,943
Church & Dwight Co. Inc.	55,588	2,799
Hormel Foods Corp.	61,320	2,104
Coty Inc. Class A	107,088	1,960
Campbell Soup Co.	44,116	1,911
		392,101
Energy (5.7%)
Exxon Mobil Corp.	965,305	72,021
Chevron Corp.	435,237	49,634
Schlumberger Ltd.	315,275	20,424
ConocoPhillips	267,587	15,865
EOG Resources Inc.	131,830	13,878
Occidental Petroleum Corp.	174,445	11,332
Halliburton Co.	198,649	9,325
Phillips 66	95,640	9,174
Valero Energy Corp.	98,835	9,169
Marathon Petroleum Corp.	108,030	7,898
Anadarko Petroleum Corp.	124,809	7,540
Pioneer Natural Resources Co.	38,747	6,656
Kinder Morgan Inc.	432,384	6,512
ONEOK Inc.	93,412	5,317
* Concho Resources Inc.	33,918	5,099
Williams Cos. Inc.	188,431	4,684
Devon Energy Corp.	119,623	3,803
Noble Energy Inc.	111,972	3,393
Apache Corp.	86,789	3,340
Andeavor	32,163	3,234
National Oilwell Varco Inc.	87,022	3,203
Marathon Oil Corp.	193,583	3,122
Hess Corp.	61,043	3,090
TechnipFMC plc	100,210	2,951
Baker Hughes a GE Co.	96,285	2,674
EQT Corp.	55,931	2,657
Cabot Oil & Gas Corp.	104,624	2,509
Cimarex Energy Co.	21,806	2,039
Helmerich & Payne Inc.	24,728	1,646
* Newfield Exploration Co.	45,938	1,122
Range Resources Corp.	50,981	741
		294,052
Financials (14.7%)
JPMorgan Chase & Co.	781,909	85,987
* Berkshire Hathaway Inc. Class B	406,957	81,180
Bank of America Corp.	2,179,690	65,369
Wells Fargo & Co.	1,000,150	52,418
Citigroup Inc.	585,565	39,526
Goldman Sachs Group Inc.	80,506	20,276

US Bancorp	357,582	18,058
Morgan Stanley	314,316	16,960
PNC Financial Services Group Inc.	107,496	16,258
American Express Co.	164,242	15,320
BlackRock Inc.	28,238	15,297
Chubb Ltd.	105,732	14,461
Charles Schwab Corp.	273,061	14,259
CME Group Inc.	77,635	12,557
Bank of New York Mellon Corp.	230,068	11,855
American International Group Inc.	204,560	11,132
S&P Global Inc.	57,834	11,050
MetLife Inc.	236,368	10,847
Capital One Financial Corp.	110,677	10,605
Prudential Financial Inc.	96,165	9,958
Intercontinental Exchange Inc.	132,825	9,632
Marsh & McLennan Cos. Inc.	115,671	9,553
BB&T Corp.	177,287	9,226
Travelers Cos. Inc.	61,851	8,589
State Street Corp.	83,900	8,367
Progressive Corp.	132,779	8,090
Aon plc	55,986	7,857
Aflac Inc.	177,728	7,777
Allstate Corp.	80,684	7,649
SunTrust Banks Inc.	106,731	7,262
M&T Bank Corp.	34,159	6,298
* Berkshire Hathaway Inc. Class A	21	6,281
Moody's Corp.	37,840	6,104
T. Rowe Price Group Inc.	55,639	6,007
Discover Financial Services	80,643	5,801
Synchrony Financial	163,126	5,470
Fifth Third Bancorp	157,714	5,007
Northern Trust Corp.	48,347	4,986
Ameriprise Financial Inc.	33,414	4,943
Regions Financial Corp.	255,112	4,740
KeyCorp	241,482	4,721
Citizens Financial Group Inc.	110,767	4,650
Willis Towers Watson plc	30,130	4,585
Hartford Financial Services Group Inc.	81,134	4,180
Huntington Bancshares Inc.	251,460	3,797
Comerica Inc.	39,399	3,780
Principal Financial Group Inc.	61,364	3,738
Lincoln National Corp.	49,550	3,620
* E*TRADE Financial Corp.	60,653	3,361
XL Group Ltd.	58,543	3,235
Loews Corp.	61,427	3,055
Invesco Ltd.	92,654	2,966
Cboe Global Markets Inc.	25,697	2,932
* SVB Financial Group	12,000	2,880
Arthur J Gallagher & Co.	41,474	2,851
Raymond James Financial Inc.	29,592	2,646
Franklin Resources Inc.	73,824	2,560
Cincinnati Financial Corp.	33,815	2,511
Unum Group	50,623	2,410
Everest Re Group Ltd.	9,346	2,400
Zions Bancorporation	44,795	2,362
Affiliated Managers Group Inc.	12,408	2,352
Nasdaq Inc.	26,617	2,295

Torchmark Corp.	24,034	2,023
Leucadia National Corp.	71,214	1,619
People's United Financial Inc.	80,325	1,499
* Brighthouse Financial Inc.	21,988	1,130
Assurant Inc.	12,087	1,105
Navient Corp.	59,935	786
		755,061
Health Care (13.7%)
Johnson & Johnson	611,254	78,332
Pfizer Inc.	1,356,264	48,134
UnitedHealth Group Inc.	220,386	47,163
AbbVie Inc.	363,227	34,379
Merck & Co. Inc.	614,242	33,458
Amgen Inc.	152,346	25,972
Medtronic plc	308,747	24,768
Abbott Laboratories	396,392	23,752
Bristol-Myers Squibb Co.	371,942	23,525
Gilead Sciences Inc.	298,444	22,500
Thermo Fisher Scientific Inc.	91,539	18,899
Eli Lilly & Co.	219,709	16,999
* Celgene Corp.	171,380	15,289
Danaher Corp.	139,892	13,697
* Biogen Inc.	48,188	13,195
Becton Dickinson and Co.	60,665	13,146
Anthem Inc.	58,258	12,799
Allergan plc	75,278	12,669
Aetna Inc.	74,469	12,585
Stryker Corp.	73,485	11,825
* Intuitive Surgical Inc.	25,587	10,563
* Vertex Pharmaceuticals Inc.	57,785	9,418
Cigna Corp.	55,409	9,294
Zoetis Inc.	111,079	9,276
* Express Scripts Holding Co.	128,710	8,891
* Boston Scientific Corp.	312,862	8,547
Humana Inc.	31,414	8,445
* Illumina Inc.	33,532	7,928
Baxter International Inc.	113,393	7,375
* Edwards Lifesciences Corp.	47,922	6,686
McKesson Corp.	46,974	6,617
HCA Healthcare Inc.	63,948	6,203
* Regeneron Pharmaceuticals Inc.	17,583	6,055
* Alexion Pharmaceuticals Inc.	50,403	5,618
Zimmer Biomet Holdings Inc.	46,315	5,050
Agilent Technologies Inc.	73,431	4,912
* Mylan NV	117,332	4,831
Cardinal Health Inc.	71,569	4,486
* Centene Corp.	39,603	4,232
* Cerner Corp.	71,876	4,169
* Align Technology Inc.	16,400	4,118
* Nektar Therapeutics Class A	36,700	3,900
* IDEXX Laboratories Inc.	19,870	3,803
* Laboratory Corp. of America Holdings	23,178	3,749
* Waters Corp.	17,907	3,557
* Incyte Corp.	40,006	3,334
* Mettler-Toledo International Inc.	5,768	3,317
* IQVIA Holdings Inc.	33,203	3,258
ResMed Inc.	32,527	3,203

AmerisourceBergen Corp. Class A	37,006	3,190
Quest Diagnostics Inc.	30,880	3,097
Dentsply Sirona Inc.	52,404	2,636
Cooper Cos. Inc.	11,157	2,553
* Varian Medical Systems Inc.	20,772	2,548
Perrigo Co. plc	29,726	2,477
Universal Health Services Inc. Class B	19,852	2,351
* Hologic Inc.	62,915	2,350
* Henry Schein Inc.	34,900	2,346
* DaVita Inc.	33,104	2,183
PerkinElmer Inc.	25,256	1,912
* Envision Healthcare Corp.	27,393	1,053
		702,617
Industrials (10.2%)
Boeing Co.	126,075	41,337
3M Co.	135,696	29,788
General Electric Co.	1,978,177	26,666
Honeywell International Inc.	171,263	24,749
Union Pacific Corp.	179,266	24,099
United Technologies Corp.	169,488	21,325
Caterpillar Inc.	136,133	20,063
Lockheed Martin Corp.	56,566	19,115
United Parcel Service Inc. Class B	156,821	16,413
Raytheon Co.	65,710	14,182
General Dynamics Corp.	62,952	13,906
Northrop Grumman Corp.	39,646	13,841
FedEx Corp.	56,125	13,476
Deere & Co.	73,840	11,469
CSX Corp.	202,356	11,273
Illinois Tool Works Inc.	70,100	10,982
Emerson Electric Co.	144,810	9,890
Norfolk Southern Corp.	64,661	8,780
Delta Air Lines Inc.	148,532	8,141
Eaton Corp. plc	100,377	8,021
Waste Management Inc.	91,035	7,658
Johnson Controls International plc	211,032	7,437
Southwest Airlines Co.	123,089	7,051
Roper Technologies Inc.	23,447	6,581
Cummins Inc.	35,584	5,768
Fortive Corp.	69,646	5,399
Stanley Black & Decker Inc.	35,027	5,366
PACCAR Inc.	80,030	5,296
Parker-Hannifin Corp.	30,312	5,184
Rockwell Automation Inc.	29,056	5,062
Rockwell Collins Inc.	37,361	5,038
American Airlines Group Inc.	95,808	4,978
Ingersoll-Rand plc	56,879	4,864
Harris Corp.	27,059	4,364
AMETEK Inc.	52,604	3,996
* IHS Markit Ltd.	82,307	3,970
* United Continental Holdings Inc.	55,027	3,823
L3 Technologies Inc.	17,781	3,698
* Verisk Analytics Inc. Class A	35,272	3,668
Fastenal Co.	65,368	3,568
Textron Inc.	59,690	3,520
Dover Corp.	35,154	3,453
Republic Services Inc. Class A	51,202	3,391

TransDigm Group Inc.	11,028	3,385
Cintas Corp.	19,650	3,352
* United Rentals Inc.	19,258	3,326
WW Grainger Inc.	11,664	3,292
Equifax Inc.	27,320	3,219
Xylem Inc.	41,048	3,157
CH Robinson Worldwide Inc.	31,882	2,988
Masco Corp.	71,455	2,890
Huntington Ingalls Industries Inc.	10,300	2,655
Kansas City Southern	23,557	2,588
Pentair plc	37,874	2,580
Expeditors International of Washington Inc.	40,090	2,538
Nielsen Holdings plc	76,245	2,424
JB Hunt Transport Services Inc.	19,580	2,294
Arconic Inc.	97,259	2,241
AO Smith Corp.	33,164	2,109
Fortune Brands Home & Security Inc.	34,633	2,040
Snap-on Inc.	12,836	1,894
Allegion plc	21,593	1,842
Fluor Corp.	31,876	1,824
Alaska Air Group Inc.	27,914	1,730
Robert Half International Inc.	28,239	1,635
Jacobs Engineering Group Inc.	27,272	1,613
Acuity Brands Inc.	9,608	1,337
Flowserve Corp.	29,644	1,284
* Quanta Services Inc.	35,494	1,219
* Stericycle Inc.	19,412	1,136
		523,241
Information Technology (24.8%)
Apple Inc.	1,155,984	193,951
Microsoft Corp.	1,754,161	160,102
* Facebook Inc. Class A	545,856	87,222
* Alphabet Inc. Class C	69,191	71,391
* Alphabet Inc. Class A	68,179	70,711
Intel Corp.	1,066,239	55,530
Visa Inc. Class A	410,615	49,118
Cisco Systems Inc.	1,097,546	47,074
Mastercard Inc. Class A	210,250	36,827
NVIDIA Corp.	137,806	31,915
Oracle Corp.	688,494	31,499
International Business Machines Corp.	195,178	29,946
* Adobe Systems Inc.	111,965	24,193
Texas Instruments Inc.	224,169	23,289
Broadcom Ltd.	93,514	22,037
Accenture plc Class A	140,464	21,561
* PayPal Holdings Inc.	256,974	19,497
QUALCOMM Inc.	337,276	18,688
* salesforce.com Inc.	156,320	18,180
* Micron Technology Inc.	263,498	13,739
Applied Materials Inc.	239,404	13,313
Activision Blizzard Inc.	172,910	11,665
Automatic Data Processing Inc.	101,033	11,465
Cognizant Technology Solutions Corp. Class A	134,044	10,791
Intuit Inc.	55,459	9,614
* eBay Inc.	214,171	8,618
* Electronic Arts Inc.	69,860	8,470
HP Inc.	373,340	8,184

TE Connectivity Ltd.	79,879	7,980
Analog Devices Inc.	84,312	7,683
Lam Research Corp.	37,125	7,542
Fidelity National Information Services Inc.	75,374	7,259
* Fiserv Inc.	93,990	6,702
DXC Technology Co.	65,062	6,541
* Autodesk Inc.	50,171	6,300
Hewlett Packard Enterprise Co.	357,140	6,264
Western Digital Corp.	67,698	6,247
* Red Hat Inc.	40,268	6,020
Amphenol Corp. Class A	69,700	6,003
Corning Inc.	198,488	5,534
Microchip Technology Inc.	53,307	4,870
Paychex Inc.	72,699	4,478
Xilinx Inc.	57,897	4,182
Skyworks Solutions Inc.	41,487	4,159
Global Payments Inc.	36,205	4,038
KLA-Tencor Corp.	35,693	3,891
Motorola Solutions Inc.	36,822	3,877
Seagate Technology plc	64,950	3,801
NetApp Inc.	60,873	3,755
Symantec Corp.	140,952	3,644
Total System Services Inc.	37,848	3,265
* ANSYS Inc.	19,148	3,000
* Synopsys Inc.	33,822	2,815
* Akamai Technologies Inc.	38,652	2,744
* Citrix Systems Inc.	29,496	2,737
* Take-Two Interactive Software Inc.	26,000	2,542
* Gartner Inc.	20,797	2,446
CA Inc.	71,147	2,412
* Cadence Design Systems Inc.	64,661	2,378
Alliance Data Systems Corp.	11,005	2,343
* VeriSign Inc.	18,950	2,247
* F5 Networks Inc.	14,106	2,040
* Qorvo Inc.	28,849	2,032
Western Union Co.	104,985	2,019
* IPG Photonics Corp.	8,600	2,007
Juniper Networks Inc.	78,471	1,909
* Advanced Micro Devices Inc.	188,281	1,892
FLIR Systems Inc.	31,563	1,578
CSRA Inc.	37,214	1,534
Xerox Corp.	48,786	1,404
		1,274,704
Materials (2.8%)
DowDuPont Inc.	533,106	33,964
Monsanto Co.	100,430	11,719
Praxair Inc.	65,434	9,442
Ecolab Inc.	59,175	8,111
Air Products & Chemicals Inc.	49,935	7,941
LyondellBasell Industries NV Class A	73,796	7,799
Sherwin-Williams Co.	18,893	7,408
PPG Industries Inc.	57,875	6,459
* Freeport-McMoRan Inc.	306,190	5,380
International Paper Co.	94,006	5,023
Newmont Mining Corp.	121,281	4,739
Nucor Corp.	72,460	4,427
WestRock Co.	58,040	3,724

Vulcan Materials Co.	30,177	3,445
Eastman Chemical Co.	32,606	3,443
Ball Corp.	79,944	3,175
Martin Marietta Materials Inc.	14,334	2,971
International Flavors & Fragrances Inc.	17,942	2,456
Packaging Corp. of America	21,575	2,432
FMC Corp.	30,694	2,350
Albemarle Corp.	25,140	2,332
Avery Dennison Corp.	19,928	2,117
CF Industries Holdings Inc.	53,165	2,006
Mosaic Co.	79,743	1,936
Sealed Air Corp.	38,396	1,643
		146,442
Real Estate (2.8%)
American Tower Corp.	100,440	14,598
Simon Property Group Inc.	70,798	10,928
Crown Castle International Corp.	94,329	10,339
Prologis Inc.	121,321	7,642
Equinix Inc.	18,074	7,557
Public Storage	34,069	6,827
Weyerhaeuser Co.	171,825	6,014
Equity Residential	84,104	5,183
AvalonBay Communities Inc.	31,404	5,165
Digital Realty Trust Inc.	46,741	4,926
Welltower Inc.	84,331	4,590
* SBA Communications Corp. Class A	26,541	4,536
Boston Properties Inc.	35,087	4,323
Ventas Inc.	81,097	4,017
Essex Property Trust Inc.	15,057	3,624
Realty Income Corp.	65,557	3,391
* CBRE Group Inc. Class A	68,616	3,240
Host Hotels & Resorts Inc.	167,518	3,123
GGP Inc.	144,082	2,948
Alexandria Real Estate Equities Inc.	23,026	2,876
Vornado Realty Trust	39,394	2,651
Extra Space Storage Inc.	28,782	2,514
HCP Inc.	106,731	2,479
Mid-America Apartment Communities Inc.	25,947	2,367
UDR Inc.	61,578	2,193
Duke Realty Corp.	81,408	2,156
Iron Mountain Inc.	64,269	2,112
Regency Centers Corp.	33,581	1,981
SL Green Realty Corp.	20,454	1,981
Federal Realty Investment Trust	16,798	1,950
Apartment Investment & Management Co.	35,833	1,460
Kimco Realty Corp.	96,022	1,383
Macerich Co.	24,477	1,371
		142,445
Telecommunication Services (1.9%)
AT&T Inc.	1,398,936	49,872
Verizon Communications Inc.	940,528	44,976
CenturyLink Inc.	221,397	3,638
		98,486
Utilities (2.9%)
NextEra Energy Inc.	107,189	17,507
Duke Energy Corp.	159,136	12,328

Southern Co.			229,892	10,267
Dominion Energy Inc.			148,610	10,021
Exelon Corp.			219,923	8,579
American Electric Power Co. Inc.			112,063	7,686
Sempra Energy			58,211	6,474
Public Service Enterprise Group Inc.			115,287	5,792
Consolidated Edison Inc.			70,567	5,500
Xcel Energy Inc.			116,040	5,277
PG&E Corp.			117,025	5,141
Edison International			74,113	4,718
WEC Energy Group Inc.			71,702	4,496
PPL Corp.			158,169	4,475
DTE Energy Co.			40,748	4,254
Eversource Energy			72,034	4,244
FirstEnergy Corp.			101,902	3,466
American Water Works Co. Inc.			40,685	3,341
Entergy Corp.			41,393	3,261
Ameren Corp.			55,211	3,127
CMS Energy Corp.			64,360	2,915
CenterPoint Energy Inc.			98,489	2,699
Alliant Energy Corp.			53,053	2,168
NRG Energy Inc.			68,774	2,100
Pinnacle West Capital Corp.			25,357	2,023
NiSource Inc.			76,951	1,840
AES Corp.			150,470	1,711
SCANA Corp.			32,651	1,226
				146,636
Total Common Stocks (Cost $3,317,530)				5,125,156
	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
Vanguard Market Liquidity Fund	1.775%		120,595	12,059

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.602%	5/24/18	400	399
2 United States Treasury Bill	1.446%	5/31/18	900	898
				1,297
Total Temporary Cash Investments (Cost $13,356)				13,356
Total Investments (99.9%) (Cost $3,330,886)				5,138,512
Other Assets and Liabilities-Net (0.1%)				3,018
Net Assets (100%)				5,141,530

*	Non-income-producing security.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2	Securities with a value of $698,000 have been segregated as initial margin for open futures contracts.

Vanguard Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	129	17,047	(642)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,125,156	—	—
Temporary Cash Investments	12,059	1,297	—
Futures Contracts—Assets[1]	228	—	—

Vanguard Equity Index Portfolio

Total	5,137,443	1,297	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $3,330,886,000. Net unrealized appreciation of investment securities for tax purposes was $1,807,626,000, consisting of unrealized gains of $2,010,737,000 on securities that had risen in value since their purchase and $203,111,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (3.8%)
*	Freeport-McMoRan Inc.	625,506	10,990
	Newmont Mining Corp.	242,601	9,478
	Eastman Chemical Co.	58,841	6,212
	Celanese Corp. Class A	61,777	6,191
	International Flavors & Fragrances Inc.	36,021	4,932
	FMC Corp.	61,074	4,677
	Albemarle Corp.	50,260	4,661
	Avery Dennison Corp.	39,933	4,243
	CF Industries Holdings Inc.	105,943	3,997
	Mosaic Co.	157,419	3,822
*	Axalta Coating Systems Ltd.	100,613	3,038
	Reliance Steel & Aluminum Co.	31,458	2,697
	Westlake Chemical Corp.	17,713	1,969
*	Alcoa Corp.	42,260	1,900
			68,807
Consumer Goods (11.0%)
	Dr Pepper Snapple Group Inc.	81,885	9,694
	Clorox Co.	58,875	7,837
	DR Horton Inc.	162,442	7,121
	Lennar Corp. Class A	117,128	6,904
	Tapestry Inc.	129,672	6,822
	Conagra Brands Inc.	182,303	6,723
*	Mohawk Industries Inc.	28,738	6,674
	JM Smucker Co.	49,097	6,089
	Molson Coors Brewing Co. Class B	79,999	6,026
	McCormick & Co. Inc.	55,089	5,861
	Church & Dwight Co. Inc.	113,602	5,721
	Genuine Parts Co.	63,380	5,694
	Newell Brands Inc.	222,900	5,679
	Lear Corp.	30,437	5,664
	PVH Corp.	34,961	5,294
	Aptiv plc	60,451	5,137
*	Take-Two Interactive Software Inc.	52,028	5,087
*	LKQ Corp.	133,628	5,071
	Tyson Foods Inc. Class A	67,592	4,947
	Whirlpool Corp.	32,152	4,923
	BorgWarner Inc.	95,780	4,811
	Bunge Ltd.	63,963	4,729
*	NVR Inc.	1,591	4,455
	Hasbro Inc.	51,010	4,300
	Hormel Foods Corp.	120,742	4,144
*	Michael Kors Holdings Ltd.	65,941	4,094
*	Lululemon Athletica Inc.	45,807	4,082
	Lamb Weston Holdings Inc.	66,677	3,882
	Campbell Soup Co.	88,868	3,849
	Snap-on Inc.	25,804	3,807
	Coty Inc. Class A	205,213	3,755
	PulteGroup Inc.	117,604	3,468

	Harley-Davidson Inc.	76,807	3,293
*	WABCO Holdings Inc.	24,517	3,282
	Leucadia National Corp.	138,144	3,140
	Polaris Industries Inc.	27,324	3,129
^	Hanesbrands Inc.	164,342	3,027
	Ralph Lauren Corp. Class A	25,274	2,826
	Ingredion Inc.	16,465	2,123
	Goodyear Tire & Rubber Co.	54,809	1,457
*	Under Armour Inc. Class A	86,368	1,412
*	Under Armour Inc.	83,995	1,205
	Mattel Inc.	78,385	1,031
*	Pilgrim's Pride Corp.	22,419	552
	Lennar Corp. Class B	6,899	329
			199,150
Consumer Services (9.8%)
*	Dollar Tree Inc.	107,856	10,235
	Royal Caribbean Cruises Ltd.	77,764	9,156
	MGM Resorts International	231,781	8,117
	Best Buy Co. Inc.	113,039	7,912
	Wynn Resorts Ltd.	37,393	6,819
	Ross Stores Inc.	86,975	6,782
	Expedia Group Inc.	56,912	6,284
*	Ulta Beauty Inc.	26,360	5,385
	Tiffany & Co.	53,728	5,247
*	Liberty Interactive Corp. QVC Group Class A	206,776	5,205
	Nielsen Holdings plc	162,214	5,157
*	CarMax Inc.	82,293	5,097
	Kohl's Corp.	76,461	5,009
	Viacom Inc. Class B	160,375	4,981
	Wyndham Worldwide Corp.	43,084	4,930
*	Norwegian Cruise Line Holdings Ltd.	91,618	4,853
	Darden Restaurants Inc.	56,186	4,790
	Aramark	112,068	4,433
	L Brands Inc.	109,442	4,182
	Macy's Inc.	138,898	4,131
*	Chipotle Mexican Grill Inc. Class A	12,739	4,116
	Interpublic Group of Cos. Inc.	177,223	4,081
*	United Continental Holdings Inc.	58,725	4,080
*	AutoZone Inc.	6,238	4,046
	Gap Inc.	124,150	3,873
	Advance Auto Parts Inc.	32,053	3,800
	Tractor Supply Co.	57,268	3,609
	News Corp. Class A	225,604	3,564
	FactSet Research Systems Inc.	17,800	3,550
	Alaska Air Group Inc.	56,092	3,475
	AmerisourceBergen Corp. Class A	37,572	3,239
*	Liberty Media Corp-Liberty SiriusXM C	76,444	3,123
	Nordstrom Inc.	53,187	2,575
*	Discovery Communications Inc.	131,624	2,569
	Domino's Pizza Inc.	9,809	2,291
*	Liberty Media Corp-Liberty SiriusXM A	39,535	1,625
	Hyatt Hotels Corp. Class A	19,689	1,501
*,^ Discovery Communications Inc. Class A		67,130	1,439
*	Altice USA Inc. Class A	56,316	1,041
*	TripAdvisor Inc.	24,403	998
	Viacom Inc. Class A	4,664	185

News Corp. Class B	3,475	56
		177,541
Financials (22.7%)
Moody's Corp.	73,980	11,933
M&T Bank Corp.	61,550	11,347
Digital Realty Trust Inc.	93,616	9,865
Regions Financial Corp.	528,460	9,819
KeyCorp	489,957	9,579
Citizens Financial Group Inc.	222,048	9,322
Willis Towers Watson plc	60,158	9,155
* SBA Communications Corp. Class A	53,453	9,136
* IHS Markit Ltd.	173,804	8,384
Hartford Financial Services Group Inc.	162,283	8,361
Principal Financial Group Inc.	131,748	8,025
Huntington Bancshares Inc.	501,328	7,570
Comerica Inc.	78,585	7,539
Lincoln National Corp.	99,272	7,253
Essex Property Trust Inc.	30,036	7,229
* Markel Corp.	6,006	7,028
First Republic Bank	73,050	6,765
* E*TRADE Financial Corp.	121,153	6,713
Realty Income Corp.	129,310	6,689
* CBRE Group Inc. Class A	138,988	6,563
XL Group Ltd.	116,445	6,435
Equifax Inc.	54,612	6,434
Host Hotels & Resorts Inc.	336,188	6,267
MSCI Inc. Class A	40,974	6,124
Invesco Ltd.	185,241	5,930
Cboe Global Markets Inc.	51,261	5,849
* SVB Financial Group	24,030	5,767
Alexandria Real Estate Equities Inc.	46,055	5,752
Arthur J Gallagher & Co.	82,509	5,671
Annaly Capital Management Inc.	527,499	5,502
Ally Financial Inc.	197,752	5,369
Raymond James Financial Inc.	59,637	5,332
Cincinnati Financial Corp.	70,895	5,265
Vornado Realty Trust	77,727	5,231
AvalonBay Communities Inc.	31,411	5,166
* Arch Capital Group Ltd.	59,041	5,053
HCP Inc.	213,590	4,962
SEI Investments Co.	64,553	4,836
Unum Group	100,654	4,792
Affiliated Managers Group Inc.	25,258	4,788
Everest Re Group Ltd.	18,573	4,770
Extra Space Storage Inc.	54,444	4,756
Zions Bancorporation	89,845	4,738
FNF Group	117,876	4,717
Mid-America Apartment Communities Inc.	51,628	4,711
Nasdaq Inc.	53,063	4,575
Reinsurance Group of America Inc. Class A	29,395	4,527
SL Green Realty Corp.	45,092	4,366
UDR Inc.	121,805	4,339
Duke Realty Corp.	162,174	4,294
Torchmark Corp.	50,022	4,210
* Liberty Broadband Corp.	48,849	4,186
Regency Centers Corp.	70,336	4,148
Voya Financial Inc.	81,772	4,129

Alleghany Corp.	6,640	4,080
Iron Mountain Inc.	123,175	4,048
Western Union Co.	209,492	4,029
Federal Realty Investment Trust	33,382	3,876
Jones Lang LaSalle Inc.	20,697	3,615
Macerich Co.	64,106	3,591
Camden Property Trust	42,288	3,560
* Athene Holding Ltd. Class A	70,884	3,389
AGNC Investment Corp.	178,553	3,378
Loews Corp.	63,734	3,169
Lazard Ltd. Class A	59,200	3,112
VEREIT Inc.	444,490	3,094
WR Berkley Corp.	41,559	3,021
Invitation Homes Inc.	130,071	2,969
People's United Financial Inc.	157,028	2,930
CIT Group Inc.	56,878	2,929
* Black Knight Inc.	59,928	2,823
New York Community Bancorp Inc.	211,702	2,758
Kimco Realty Corp.	184,476	2,656
* Brighthouse Financial Inc.	43,707	2,247
Brixmor Property Group Inc.	69,537	1,060
* Liberty Broadband Corp. Class A	11,107	942
		408,542
Health Care (8.1%)
* Edwards Lifesciences Corp.	95,655	13,346
* Align Technology Inc.	34,638	8,699
* Centene Corp.	74,970	8,012
* IDEXX Laboratories Inc.	39,624	7,584
* Laboratory Corp. of America Holdings	46,317	7,492
* IQVIA Holdings Inc.	71,029	6,969
* Waters Corp.	34,364	6,826
* Incyte Corp.	81,833	6,819
* BioMarin Pharmaceutical Inc.	79,888	6,476
ResMed Inc.	65,002	6,401
Quest Diagnostics Inc.	62,027	6,221
Dentsply Sirona Inc.	104,470	5,256
Cooper Cos. Inc.	22,297	5,102
* Varian Medical Systems Inc.	41,528	5,093
* Alnylam Pharmaceuticals Inc.	40,877	4,868
Perrigo Co. plc	57,661	4,805
* Hologic Inc.	125,771	4,699
* Henry Schein Inc.	69,826	4,693
Universal Health Services Inc. Class B	37,822	4,478
* Alkermes plc	71,177	4,125
* DaVita Inc.	62,416	4,116
* Jazz Pharmaceuticals plc	25,857	3,904
* Nektar Therapeutics Class A	36,577	3,887
* ABIOMED Inc.	9,594	2,792
Teleflex Inc.	10,541	2,688
* Seattle Genetics Inc.	23,417	1,226
		146,577
Industrials (18.3%)
* Fiserv Inc.	189,779	13,533
Roper Technologies Inc.	46,607	13,082
Amphenol Corp. Class A	139,291	11,997
* Worldpay Inc. Class A	136,586	11,233

Rockwell Collins Inc.	74,565	10,055
Waste Connections Inc.	120,133	8,618
* FleetCor Technologies Inc.	40,839	8,270
Global Payments Inc.	72,392	8,073
AMETEK Inc.	105,172	7,990
WestRock Co.	115,968	7,442
* Verisk Analytics Inc. Class A	71,277	7,413
L3 Technologies Inc.	35,579	7,400
Fastenal Co.	130,813	7,141
Dover Corp.	70,238	6,899
Vulcan Materials Co.	60,170	6,870
WW Grainger Inc.	24,337	6,870
* Mettler-Toledo International Inc.	11,585	6,662
* United Rentals Inc.	38,397	6,632
Cintas Corp.	38,742	6,609
TransDigm Group Inc.	21,365	6,558
Total System Services Inc.	75,238	6,490
Ball Corp.	159,132	6,319
Textron Inc.	107,158	6,319
Xylem Inc.	81,671	6,282
* CoStar Group Inc.	16,436	5,961
CH Robinson Worldwide Inc.	63,376	5,939
Martin Marietta Materials Inc.	28,613	5,931
Masco Corp.	142,609	5,767
Huntington Ingalls Industries Inc.	20,370	5,251
Kansas City Southern	46,867	5,148
Expeditors International of Washington Inc.	80,167	5,075
Pentair plc	74,312	5,063
JB Hunt Transport Services Inc.	40,050	4,692
Alliance Data Systems Corp.	21,360	4,547
Arconic Inc.	197,040	4,540
* Trimble Inc.	114,524	4,109
Owens Corning	50,973	4,098
Fortune Brands Home & Security Inc.	69,253	4,078
* Sensata Technologies Holding plc	78,189	4,053
Jacobs Engineering Group Inc.	64,309	3,804
* IPG Photonics Corp.	15,903	3,711
Fluor Corp.	63,822	3,652
ManpowerGroup Inc.	30,229	3,479
* First Data Corp. Class A	209,272	3,348
Sealed Air Corp.	76,339	3,267
Wabtec Corp.	39,418	3,209
Xerox Corp.	110,324	3,175
Robert Half International Inc.	53,846	3,117
* Crown Holdings Inc.	61,233	3,108
* Arrow Electronics Inc.	40,006	3,081
Hubbell Inc. Class B	25,009	3,046
Broadridge Financial Solutions Inc.	26,599	2,918
* XPO Logistics Inc.	27,355	2,785
Acuity Brands Inc.	19,232	2,677
Packaging Corp. of America	21,516	2,425
Allison Transmission Holdings Inc.	60,708	2,371
Cognex Corp.	37,607	1,955
FLIR Systems Inc.	31,477	1,574
Flowserve Corp.	29,727	1,288
* Stericycle Inc.	19,463	1,139
Macquarie Infrastructure Corp.	18,394	679

	ADT Inc.	50,360	399
			329,216
Oil & Gas (5.9%)
	ONEOK Inc.	185,673	10,568
*	Concho Resources Inc.	67,910	10,209
	Devon Energy Corp.	239,280	7,607
	Hess Corp.	136,137	6,891
	Noble Energy Inc.	221,455	6,710
	Andeavor	66,429	6,680
	National Oilwell Varco Inc.	172,795	6,361
	Marathon Oil Corp.	386,468	6,234
	EQT Corp.	120,280	5,714
	Baker Hughes a GE Co.	194,696	5,407
	Cabot Oil & Gas Corp.	210,346	5,044
*	Cheniere Energy Inc.	91,863	4,910
	Cimarex Energy Co.	43,364	4,055
	Apache Corp.	86,943	3,346
	OGE Energy Corp.	91,073	2,984
*	Diamondback Energy Inc.	22,409	2,835
*	Continental Resources Inc.	42,817	2,524
	Targa Resources Corp.	49,781	2,190
*	Antero Resources Corp.	108,350	2,151
	HollyFrontier Corp.	40,519	1,980
	Helmerich & Payne Inc.	23,646	1,574
			105,974
Technology (14.8%)
*	ServiceNow Inc.	78,712	13,023
*	Autodesk Inc.	100,320	12,598
	Western Digital Corp.	135,521	12,504
*	Red Hat Inc.	80,665	12,060
	Microchip Technology Inc.	106,590	9,738
	Harris Corp.	54,101	8,725
	Xilinx Inc.	115,900	8,373
	Skyworks Solutions Inc.	83,198	8,341
*	Cerner Corp.	143,701	8,335
*	Twitter Inc.	287,114	8,329
*	Workday Inc. Class A	62,306	7,920
	KLA-Tencor Corp.	71,240	7,766
	Motorola Solutions Inc.	73,381	7,727
	Maxim Integrated Products Inc.	127,905	7,702
	Lam Research Corp.	37,060	7,529
	NetApp Inc.	121,865	7,518
	Symantec Corp.	282,684	7,307
*	Palo Alto Networks Inc.	39,708	7,208
	Seagate Technology plc	116,591	6,823
*	Dell Technologies Inc. Class V	92,387	6,764
*	Splunk Inc.	64,336	6,330
*	ANSYS Inc.	38,143	5,977
*	Square Inc.	116,153	5,715
*	Synopsys Inc.	67,756	5,640
*	Arista Networks Inc.	21,840	5,576
*	Citrix Systems Inc.	58,839	5,460
*	Akamai Technologies Inc.	73,080	5,187
	CA Inc.	142,596	4,834
*	Cadence Design Systems Inc.	129,013	4,744
*	Gartner Inc.	39,252	4,617

*	VeriSign Inc.			37,654	4,464
*	Advanced Micro Devices Inc.			416,300	4,184
	Juniper Networks Inc.			170,275	4,143
*	F5 Networks Inc.			28,083	4,061
*	Qorvo Inc.			57,442	4,047
	CDK Global Inc.			61,113	3,871
	Marvell Technology Group Ltd.			180,976	3,800
	Garmin Ltd.			47,206	2,782
	LogMeIn Inc.			23,911	2,763
*	IAC/InterActiveCorp			17,513	2,739
*	Dropbox Inc. Class A			15,455	483
					267,707
	Telecommunications (0.6%)
	CenturyLink Inc.			437,553	7,189
*	Zayo Group Holdings Inc.			96,143	3,284
					10,473
	Utilities (4.6%)
	WEC Energy Group Inc.			143,734	9,012
	DTE Energy Co.			81,726	8,532
	Eversource Energy			144,094	8,490
	FirstEnergy Corp.			216,302	7,357
	American Water Works Co. Inc.			81,176	6,667
	Entergy Corp.			81,973	6,458
	Ameren Corp.			110,352	6,249
	CMS Energy Corp.			128,467	5,818
	CenterPoint Energy Inc.			196,021	5,371
	Alliant Energy Corp.			105,358	4,305
	Pinnacle West Capital Corp.			50,929	4,064
	NiSource Inc.			153,872	3,679
	AES Corp.			301,199	3,425
	SCANA Corp.			65,060	2,443
	Avangrid Inc.			28,106	1,437
					83,307
	Total Common Stocks (Cost $1,381,905)				1,797,294
		Coupon
	Temporary Cash Investments (0.1%)1
	Money Market Fund (0.0%)
	2,3 Vanguard Market Liquidity Fund	1.775%		4,813	481

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.403%	5/10/18	400	399
4	United States Treasury Bill	1.849%	8/16/18	600	596
					995
	Total Temporary Cash Investments (Cost $1,476)				1,476
	Total Investments (99.7%) (Cost $1,383,381)				1,798,770
	Other Asset and Liabilities-Net (0.3%)3				4,446
	Net Assets (100%)				1,803,216

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $683,000.

1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and -0.2%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $704,000 of collateral received for securities on loan, of which $477,000 is held in Vanguard Market Liquidity Fund and $227,000 is held in cash.
4	Securities with a value of $548,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2018	30	5,649	(139)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

Vanguard Mid-Cap Index Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,797,294	—	—
Temporary Cash Investments	481	995	—
Futures Contracts—Assets[1]	81	—	—
Total	1,797,856	995	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $1,383,381,000. Net unrealized appreciation of investment securities for tax purposes was $415,389,000, consisting of unrealized gains of $474,078,000 on securities that had risen in value since their purchase and $58,689,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (36.2%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	3,059,844	120,894
Vanguard Extended Market Index Admiral Shares	292,555	24,762
		145,656
International Stock Fund (23.6%)
Vanguard Total International Stock Market Index Fund Admiral Shares	3,136,628	95,040

U.S. Bond Fund (28.2%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	9,987,723	113,660

International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Admiral Shares	2,205,524	48,169

Total Investment Companies (Cost $378,240)		402,525
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.775% (Cost $0)	1	—

Total Investments (100.0%) (Cost $378,240)		402,525
Other Assets and Liabilities-Net (0.0%)		(70)
Net Assets (100%)		402,455

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2018, the cost of investment securities for tax purposes was $378,240,000. Net unrealized appreciation of investment securities for tax purposes was $24,285,000, consisting of unrealized gains of $30,947,000 on securities that had risen in value since their purchase and $6,662,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Dec. 31,		Proceeds					March 31,
	2017		from	Realized	Change In		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended
Market Index Fund	24,724	72	—	—	(34)	72	—	24,762
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	—	—	—
Vanguard Total
International Bond Index
Fund	47,016	845	—	—	308	126	—	48,169
Vanguard Total
International Stock Index
Fund	93,439	2,631	350	83	(763)	239	—	95,040
Vanguard Variable
Insurance Fund- Equity
Index Portfolio	117,180	16,500	8,023	2,324	(7,087)	2,017	1,963	120,894
Vanguard Variable
Insurance Fund- Total
Bond Market Index
Portfolio
	111,545	16,469	9,711	(9)	(4,634)	2,686	227	113,660

Total	393,904	36,517	18,084	2,398	(12,210)	5,140	2,190	402,525

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Real Estate Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

Market
Value
Shares	($000)
Equity Real Estate Investment Trusts (REITs) (95.8%)1
Diversified REITs (5.4%)
VEREIT Inc.	937,260	6,523
WP Carey Inc.	102,557	6,358
Liberty Property Trust	141,709	5,630
Forest City Realty Trust Inc. Class A	205,593	4,165
STORE Capital Corp.	163,757	4,065
Spirit Realty Capital Inc.	436,453	3,387
Gramercy Property Trust	153,738	3,341
Colony NorthStar Inc. Class A	496,540	2,791
PS Business Parks Inc.	19,792	2,237
Empire State Realty Trust Inc.	128,648	2,160
Washington REIT	74,979	2,047
Lexington Realty Trust	206,772	1,627
Alexander & Baldwin Inc.	65,510	1,515
Select Income REIT	63,982	1,246
American Assets Trust Inc.	33,782	1,129
Global Net Lease Inc.	64,475	1,088
Investors Real Estate Trust	116,619	605
*	iStar Inc.	58,839	599
Armada Hoffler Properties Inc.	42,820	586
Gladstone Commercial Corp.	27,505	477
One Liberty Properties Inc.	13,817	305
2	Winthrop Realty Trust	32,397	212
52,093
Health Care REITs (8.6%)
Welltower Inc.	355,769	19,365
Ventas Inc.	342,121	16,945
HCP Inc.	450,575	10,467
Healthcare Trust of America Inc. Class A	197,009	5,211
Omega Healthcare Investors Inc.	190,580	5,153
Medical Properties Trust Inc.	350,287	4,554
Senior Housing Properties Trust	228,957	3,585
Healthcare Realty Trust Inc.	119,356	3,307
Sabra Health Care REIT Inc.	171,058	3,019
Physicians Realty Trust	171,660	2,673
National Health Investors Inc.	39,683	2,670
*	Quality Care Properties Inc.	90,035	1,749
LTC Properties Inc.	37,912	1,441
CareTrust REIT Inc.	73,139	980
Universal Health Realty Income Trust	12,577	756
New Senior Investment Group Inc.	78,814	645
MedEquities Realty Trust Inc.	27,209	286
82,806
Hotel & Resort REITs (5.4%)
Host Hotels & Resorts Inc.	711,345	13,259
Park Hotels & Resorts Inc.	193,447	5,227
Hospitality Properties Trust	158,442	4,015

Vanguard Real Estate Index Portfolio

Apple Hospitality REIT Inc.	202,390	3,556
Ryman Hospitality Properties Inc.	44,277	3,429
Sunstone Hotel Investors Inc.	215,867	3,286
RLJ Lodging Trust	167,759	3,261
LaSalle Hotel Properties	108,529	3,148
Pebblebrook Hotel Trust	66,079	2,270
Xenia Hotels & Resorts Inc.	102,339	2,018
DiamondRock Hospitality Co.	192,191	2,007
MGM Growth Properties LLC Class A	67,741	1,798
Chesapeake Lodging Trust	57,720	1,605
Summit Hotel Properties Inc.	100,562	1,369
Chatham Lodging Trust	43,551	834
Hersha Hospitality Trust Class A	40,087	718
Ashford Hospitality Trust Inc.	94,280	609
Ashford Hospitality Prime Inc.	25,352	246
		52,655
Industrial REITs (6.2%)
Prologis Inc.	511,193	32,200
Duke Realty Corp.	341,891	9,053
DCT Industrial Trust Inc.	89,685	5,053
First Industrial Realty Trust Inc.	115,033	3,363
EastGroup Properties Inc.	33,006	2,728
STAG Industrial Inc.	90,230	2,158
Rexford Industrial Realty Inc.	74,726	2,151
Terreno Realty Corp.	52,322	1,806
Monmouth Real Estate Investment Corp.	66,408	999
		59,511
Office REITs (10.5%)
Boston Properties Inc.	148,332	18,277
Alexandria Real Estate Equities Inc.	91,992	11,489
Vornado Realty Trust	164,229	11,053
SL Green Realty Corp.	94,482	9,149
Kilroy Realty Corp.	94,717	6,721
Douglas Emmett Inc.	154,901	5,694
Hudson Pacific Properties Inc.	149,652	4,868
Highwoods Properties Inc.	99,092	4,342
* Equity Commonwealth	117,987	3,619
Cousins Properties Inc.	401,672	3,486
JBG SMITH Properties	90,414	3,048
Paramount Group Inc.	195,014	2,777
Brandywine Realty Trust	167,960	2,667
Corporate Office Properties Trust	102,813	2,656
Piedmont Office Realty Trust Inc. Class A	137,623	2,421
Columbia Property Trust Inc.	114,488	2,342
Mack-Cali Realty Corp.	81,996	1,370
Government Properties Income Trust	94,419	1,290
Tier REIT Inc.	46,188	854
Easterly Government Properties Inc.	41,465	846
Franklin Street Properties Corp.	97,010	816
NorthStar Realty Europe Corp.	50,030	651
City Office REIT Inc.	33,312	385
* New York REIT Inc.	15,704	338
		101,159

Vanguard Real Estate Index Portfolio

Residential REITs (13.1%)
AvalonBay Communities Inc.	132,619	21,811
Equity Residential	352,912	21,746
Essex Property Trust Inc.	63,436	15,268
Mid-America Apartment Communities Inc.	109,221	9,965
UDR Inc.	257,231	9,163
Camden Property Trust	89,081	7,499
Equity LifeStyle Properties Inc.	80,075	7,028
Sun Communities Inc.	76,191	6,962
Invitation Homes Inc.	299,273	6,832
Apartment Investment & Management Co.	150,999	6,153
American Campus Communities Inc.	131,381	5,074
American Homes 4 Rent Class A	248,085	4,982
Education Realty Trust Inc.	72,614	2,378
Independence Realty Trust Inc.	81,062	744
Front Yard Residential Corp.	47,842	481
NexPoint Residential Trust Inc.	17,209	427
		126,513
Retail REITs (14.6%)
Simon Property Group Inc.	298,620	46,092
Realty Income Corp.	270,745	14,006
GGP Inc.	551,598	11,286
Regency Centers Corp.	147,074	8,674
Federal Realty Investment Trust	69,759	8,100
Macerich Co.	115,087	6,447
Kimco Realty Corp.	409,624	5,899
National Retail Properties Inc.	146,311	5,744
Brixmor Property Group Inc.	294,210	4,487
Taubman Centers Inc.	58,231	3,314
Weingarten Realty Investors	116,886	3,282
Retail Properties of America Inc.	217,522	2,536
Urban Edge Properties	109,401	2,336
DDR Corp.	300,442	2,202
Tanger Factory Outlet Centers Inc.	90,646	1,994
Acadia Realty Trust	80,330	1,976
Retail Opportunity Investments Corp.	105,110	1,857
Agree Realty Corp.	27,861	1,338
Kite Realty Group Trust	80,544	1,227
Washington Prime Group Inc.	178,655	1,192
Ramco-Gershenson Properties Trust	76,689	948
^ Seritage Growth Properties Class A	24,820	882
Alexander's Inc.	2,186	833
Getty Realty Corp.	32,196	812
^ CBL & Associates Properties Inc.	164,141	685
Saul Centers Inc.	12,808	653
Pennsylvania REIT	66,755	644
Urstadt Biddle Properties Inc. Class A	29,463	569
Whitestone REIT	36,895	383
Cedar Realty Trust Inc.	87,370	344
		140,742
Specialized REITs (32.0%)
American Tower Corp.	411,973	59,876
Crown Castle International Corp.	390,249	42,775
Equinix Inc.	75,148	31,422
Public Storage	150,429	30,145

Vanguard Real Estate Index Portfolio

	Weyerhaeuser Co.	725,152	25,380
	Digital Realty Trust Inc.	197,442	20,807
*	SBA Communications Corp. Class A	112,931	19,302
	Extra Space Storage Inc.	121,029	10,573
	Iron Mountain Inc.	256,968	8,444
	Gaming and Leisure Properties Inc.	193,944	6,491
	Lamar Advertising Co. Class A	80,958	5,154
	CubeSmart	174,065	4,909
	VICI Properties Inc.	260,834	4,779
	Rayonier Inc.	124,256	4,371
	CyrusOne Inc.	83,166	4,259
	EPR Properties	71,091	3,939
	Life Storage Inc.	44,518	3,718
	CoreSite Realty Corp.	32,834	3,292
	PotlatchDeltic Corp.	57,066	2,970
	Uniti Group Inc.	159,891	2,598
	Outfront Media Inc.	132,879	2,490
	GEO Group Inc.	119,055	2,437
	CoreCivic Inc.	113,284	2,211
	QTS Realty Trust Inc. Class A	48,288	1,749
	Four Corners Property Trust Inc.	58,442	1,349
	National Storage Affiliates Trust	47,567	1,193
	InfraREIT Inc.	42,096	818
	CatchMark Timber Trust Inc. Class A	46,734	583
^	Farmland Partners Inc.	31,303	261
			308,295
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,027,360)			923,774
Real Estate Management & Development (4.1%) 1
Diversified Real Estate Activities (0.2%)
*	St. Joe Co.	44,004	829
*	Five Point Holdings LLC Class A	53,094	757
*	Tejon Ranch Co.	20,640	477
	RMR Group Inc. Class A	5,641	395
			2,458
Real Estate Development (0.6%)
*	Howard Hughes Corp.	39,343	5,474
*	Forestar Group Inc.	10,000	212
			5,686
Real Estate Operating Companies (0.3%)
	Kennedy-Wilson Holdings Inc.	129,840	2,259
*	FRP Holdings Inc.	6,567	368
			2,627
Real Estate Services (3.0%)
*	CBRE Group Inc. Class A	293,323	13,851
	Jones Lang LaSalle Inc.	43,541	7,604
	Realogy Holdings Corp.	128,743	3,512
	HFF Inc. Class A	34,898	1,734
	RE/MAX Holdings Inc. Class A	16,881	1,021
*	Marcus & Millichap Inc.	16,253	586
*,^ Altisource Portfolio Solutions SA		12,211	324
			28,632
Total Real Estate Management & Development (Cost $36,904)			39,403

Vanguard Real Estate Index Portfolio

	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund	1.775%		12,336	1,234
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	1.602%	5/24/18	300	299
Total Temporary Cash Investments (Cost $1,533)				1,533
Total Investments (100.0%) (Cost $1,065,797)				964,710
Other Assets and Liabilities-Net (0.0%)[4]				(273)
Net Assets (100%)				964,437

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $419,000.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $447,000 of collateral received for securities on loan.
5	Securities with a value of $299,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	June 2018	65	1,945	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Vanguard Real Estate Index Portfolio

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	962,965	—	212
Temporary Cash Investments	1,234	299	—
Futures Contracts—Assets[1]	2	—	—
Total	964,201	299	212
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $1,065,797,000. Net unrealized depreciation of investment securities for tax purposes was $101,087,000, consisting of unrealized gains of $45,994,000 on securities that had risen in value since their purchase and $147,081,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	43,284,813	1,710,183
Vanguard Extended Market Index Admiral Shares	4,341,840	367,493

Total Investment Companies (Cost $1,655,587)		2,077,676
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.775% (Cost $1)	4	1

Total Investments (100.0%) (Cost $1,655,588)		2,077,677
Other Assets and Liabilities-Net (0.0%)		29
Net Assets (100%)		2,077,706

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2018, the cost of investment securities for tax purposes was $1,655,588,000. Net unrealized appreciation of investment securities for tax purposes was $422,089,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					March 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Extended
Market Index Fund	371,358	5,591	9,004	3,395	(3,847)	1,063	—	367,493
Vanguard Market
Liquidity Fund	2,456	NA1	NA1	—	—	1	—	1
Vanguard Variable
Insurance Fund – Equity
Index Portfolio	1,733,404	78,351	30,373	11,537	(82,736)	29,395	28,613	1,710,183
Total	2,107,218	83,942	39,377	14,932	(86,583)	30,459	28,613	2,077,677

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
International Stock Funds (99.6%)
Vanguard Developed Markets Index Fund Admiral Shares	2,205,903	31,324
Vanguard FTSE All World ex US Index Fund Admiral Shares	924,540	31,157
Vanguard Emerging Markets Stock Index Fund Admiral Shares	436,672	16,987
Vanguard European Stock Index Admiral Shares	200,763	14,599
Vanguard Pacific Stock Index Admiral Shares	117,525	10,603
Vanguard FTSE All-World Ex-US Small-Cap Index Fund Investor Shares	157,573	7,135
Total Investment Companies (Cost $111,908)		111,805
Temporary Cash Investments (0.3%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.775%	1,232	123

U.S. Government and Agency Obligations (0.2%)
2 United States Treasury Bill, 1.602% 5/24/18	200,000	200
Total Temporary Cash Investments (Cost $323)		323
Total Investments (99.9%) (Cost $112,231)		112,128
Other Assets and Liabilities-Net (0.1%)		152
Net Assets (100%)		112,280

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Securities with a value of $85,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
S&P/TSX 60 Index	June 2018	3	422	(5)

Vanguard Total International Stock Market Index Portfolio

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	111,805	—	—
Temporary Cash Investments	123	200	—
Futures Contracts—Assets[1]	5	—	—
Total	111,933	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $112,231,000. Net unrealized depreciation of investment securities for tax purposes was $103,000, consisting of unrealized gains of $485,000 on securities that had risen in value since their purchase and $588,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Market Index Portfolio

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					March 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	387	NA1	NA1	—	1	1	—	123
Vanguard Emerging
Markets Stock Index
Fund	10,253	7,060	318	31	(39)	31	—	16,987
Vanguard European
Stock Index Fund	9,303	5,670	—	—	(374)	67	—	14,599
Vanguard Developed
Markets Index Fund	19,594	12,522	94	4	(702)	109	—	31,324
Vanguard FTSE All-
World Ex-US Index
Fund	19,611	12,101	—	—	(555)	86	—	31,157
Vanguard FTSE All-
World Ex-US Small-
Cap Fund	4,972	2,225	—	—	(62)	—	—	7,135
Vanguard Pacific Stock
Index Fund	6,333	4,338	—	—	(68)	16	—	10,603
Total	70,453	43,916	412	35	(1,799)	310	—	111,928

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Bond Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Bond Funds (100.1%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	5,745,118	65,379
Vanguard Total International Bond Index Fund Admiral Shares	1,281,939	27,998

Total Investment Companies (Cost $95,389)		93,377
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
1 Vanguard Market Liquidity Fund, 1.775% (Cost $927)	9,274	927

Total Investments (101.1%) (Cost $96,316)		94,304
Other Assets and Liabilities-Net (-1.1%)		(1,038)
Net Assets (100%)		93,266

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments) Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2018, the cost of investment securities for tax purposes was $96,316,000. Net unrealized depreciation of investment securities for tax purposes was $2,012,000, consisting of unrealized gains of $40,000 on securities that had risen in value since their purchase and $2,052,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

						Current Period Transactions

	Dec. 31,		Proceeds					March 31,
	2017		from	Realized	Change in			2018
	Market	Purchases	Securities	Net Gain	Unrealized		Capital Gain	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Distributions	Value
	($000)	($000)	($000)	($000)	($000)	($000)	Received ($000)	($000)
Vanguard Market Liquidity
Fund	339	NA1	NA1	—	—	—	—	927
Vanguard Total International
Bond Index Fund	16,354	11,530	90	—	204	64	—	27,998
Vanguard Variable Insurance
Fund – Total Bond Market
Index Portfolio	38,191	29,335	43	—	(2,104)	1,393	118	65,379

Total	54,884	40,865	133	—	(1,900)	1,457	118	94,304

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17,2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17,2018

VANGUARD VARIABLE INSURANCE FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17,2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.